        As filed with the Securities and Exchange Commission on April 30, 2003.
                                                      Registration No. 333-71072


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                           (Exact name of Registrant)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)


                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
               The Manufacturers Life Insurance Company (U.S.A.)
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)


                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A            Caption in Prospectus
------            ---------------------
1...............  Cover Page

2...............  Appendix A: Special Terms

3...............  Summary

4                 Appendix B: Table of Accumulation Values

5...............  General Information about Us, The Variable Account, the Trust and the Merrill Variable Funds

6...............  Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges; Administration Fees;
                    Mortality and Expense Risks Charge; Taxes; Expenses of Distributing the Contract

7...............  Accumulation Period Provisions; Company Approval; Purchase Payments; Accumulation Units; Net Investment Factor;
                    Transfers Among Investment Options; Telephone Transactions; Special Transfer Services - Dollar Cost
                    Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract
                    Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification

8...............  Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable Annuity Benefit
                    Payment; Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments; Transfers During
                    the Pay Out During the Pay Out Period

9...............  Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay Out Period Provisions;
                    Death Benefit Period

10..............  Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units; Net
                    Investment Factor; Distribution of Contracts

11..............  Withdrawals; Restrictions under the Texas Optional Retirement Program; Accumulation Period Provisions;
                    Purchase Payments; Other Contract Provisions; Ten Day Right to Review

12..............  Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification Requirements;
                    Qualified Retirement Plans; Appendix G: Qualified Plan Types

13..............  Legal Proceedings

14..............  Statement of Additional Information - Table of Contents

Part B .........  Caption in Statement of Additional Information
------            -----------------------------------------------
15..............  Cover Page

16..............  Table of Contents

17..............  General Information and History.

18..............  Services-Independent Auditors, Services-Servicing Agent

19..............  Not Applicable

20..............  Services - Principal Underwriter

21..............  Performance Data

22..............  Not Applicable

23..............  Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2002

MERRILL VARIABLE FUNDS

         For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

         Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Managers ("MLIM"). In case of the Developing Capital Markets V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

The MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND (formerly, the Merrill Lynch Developing Capital Markets Fund) seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the United States, United Kingdom, Japan and Germany. The Fund may also invest in fixed income securities of companies and governments in these countries. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets.

         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

         PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

                         ACCUMULATION UNIT VALUE TABLES

The two accumulation unit value tables below reflect the highest and lowest combination of charges available under the contract. The first table reflects the fees for GEM and the Annual Step Death Benefit while the second table does not reflect the fees for any optional benefits. The Statement of Additional Information contains three additional accumulation unit value tables: one reflecting the fees for GEM and one reflecting the fees for the Annual Step Death Benefit for contracts issued prior to January 29, 2001 and one reflecting the fees for the Annual Step Death Benefit for contracts issued after January 29, 2001. The Statement of Additional Information is available upon request by calling the following toll free number: (800) 344-1029.

                        TABLE OF ACCUMULATION UNIT VALUES

               FOR VANTAGE CONTRACTS INVESTING IN SERIES I SHARES

                         (REFLECTING NO OPTIONAL RIDERS)

                                                                    SERIES I SHARES
                                                    ------------------------------------------------
                                                    UNIT VALUE AT    UNIT VALUE AT   NUMBER OF UNITS
                   SUB ACCOUNT                      START OF YEAR     END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND
----------------------------------------------------------------------------------------------------
                      1998                            $12.500000      $10.568700        28,229.867
                      1999                             10.568700       13.943374       133,116.175
                      2000                             13.943374       15.730490       225,024.612
                      2001                             15.730490       20.082156       318,521.130
                      2002                             20.082156       15.055788       208,179.945
----------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE V.I. FUND
----------------------------------------------------------------------------------------------------
                      1998                            $12.500000      $12.027400        29,849.178
                      1999                             12.027400       14.325771       407,865.075
                      2000                             14.325771       15.864568       713,263.407
                      2001                             15.864568       16.252289       712,421.348
                      2002                             16.252289       13.138553       554,648.786
----------------------------------------------------------------------------------------------------
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I.FUND
----------------------------------------------------------------------------------------------------
                      1998                            $12.500000      $ 9.694900         2,492.548
                      1999                              9.694900       15.787402        24,213.964
                      2000                             15.787402       11.064248        51,258.780
                      2001                             11.064248       11.035006        24,136.340
                      2002                             11.035006        9.747949        17,372.750
----------------------------------------------------------------------------------------------------

Units under this series were first credited under the sub-account on October 13, 1997.

                        TABLE OF ACCUMULATION UNIT VALUES

               FOR VANTAGE CONTRACTS INVESTING IN SERIES I SHARES

                        (REFLECTING ALL OPTIONAL RIDERS)

                                                                    SERIES I SHARES
                                                     -----------------------------------------------
                                                                                     NUMBER OF UNITS
                                                     UNIT VALUE AT   UNIT VALUE AT    AT END OF YEAR
                    SUB ACCOUNT                      START OF YEAR    END OF YEAR         TOTAL
----------------------------------------------------------------------------------------------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND
----------------------------------------------------------------------------------------------------
                      2001                             $12.500000     $14.736065        55,505.534
                      2002                              14.736065      11.020135        66,230.935
----------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE V.I. FUND
----------------------------------------------------------------------------------------------------
                      2001                             $12.500000     $12.170082        57,968.142
                      2002                              12.170082       9.813837        73,642.784
----------------------------------------------------------------------------------------------------
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
----------------------------------------------------------------------------------------------------
                      2001                             $12.500000     $11.295632         3,205.421
                      2002                              11.295632       9.953232         2,496.656
----------------------------------------------------------------------------------------------------

Units under this series were first credited under the sub-account on January 29, 2001.

                          SUPPLEMENT DATED MAY 1, 2003

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2003

FIXED ACCOUNT INVESTMENT OPTION
For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

For contracts issued prior to October 7, 2002, new purchase payments may not be allocated to the 1-year fixed account investment option.

                          SUPPLEMENT DATED MAY 1, 2003

       ANNUITY SERVICE OFFICE                          MAILING ADDRESS
   500 Boylston Street, Suite 400                   Post Office Box 55230
  Boston, Massachusetts 02116-3739            Boston, Massachusetts 02205-5230
           (617) 663-3000                            www.manulifeusa.com
           (800) 344-1029

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA," "WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.


         - Contract values and annuity benefit payments are based upon seventy-three investment options. Seventy-one options are variable and two are fixed account options.


         - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the variable account investment options of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those variable account investment options.


        - Each variable account investment option's assets are invested in Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of the Manufacturers Investment Trust (the "TRUST"), a mutual fund. (Contracts issued prior to May 13, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust (except in the case of certain portfolios which commenced operations on or after May 1, 2003 where contracts are invested in Series II shares). We will provide the contract owner ("YOU") with the Trust prospectus with this Prospectus.


         - We will add a "payment enhancement" to your contract for each payment that you make under your contract. Expenses for a contract which has a payment enhancement may be higher than the expenses for a contract which does not have a payment enhancement. The amount of the payment enhancement may, over time, be more than offset by the additional fees and charges associated with the payment enhancement.

         - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in APPENDIX A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

         The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

         STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


General Information and History ..........................................................................
Performance Data..........................................................................................
Services
     Independent Auditors.................................................................................
     Servicing Agent......................................................................................
     Principal Underwriter................................................................................
APPENDIX A - PERFORMANCE DATA - MIT TRUST PORTFOLIOS......................................................
APPENDIX B - PERFORMANCE DATA - MIT TRUST PORTFOLIOS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES
Audited Financial Statements..............................................................................


                   The date of this Prospectus is May 1, 2003.

TABLE OF CONTENTS


SUMMARY...................................................
GENERAL INFORMATION ABOUT US,
THE VARIABLE ACCOUNT AND THE TRUST
     The Manufacturers Life Insurance Company (U.S.A.)....
     The Variable Account ................................
     The Trust............................................
DESCRIPTION OF THE CONTRACT ..............................
   ACCUMULATION PERIOD PROVISIONS ........................
     Purchase Payments ...................................
     Payment Enhancements.................................
     Accumulation Units ..................................
     Value of Accumulation Units .........................
     Net Investment Factor ...............................
     Transfers Among Investment Options ..................
     Maximum Number of Investment Options.................
     Telephone Transactions ..............................
     Special Transfer Services - Dollar Cost Averaging....
     Asset Rebalancing Program............................
     Withdrawals..........................................
     Special Withdrawal Services - The Income Plan .......
     Death Benefit During the Accumulation Period.........
        In General........................................
        Amount of Death Benefit...........................
        Payment of Death Benefit..........................
PAY-OUT PERIOD PROVISIONS ................................
     General .............................................
     Annuity Options .....................................
     Determination of Amount of the First Variable
     Annuity Benefit Payment..............................
     Annuity Units and the Determination of
     Subsequent Variable Annuity Benefit Payments ........
     Transfers During the Pay-Out Period .................
     Death Benefit During the Pay-Out Period..............
   OTHER CONTRACT PROVISIONS .............................
     Ten Day Right to Review .............................
     Ownership ...........................................
     Annuitant ...........................................
     Beneficiary .........................................
     Modification ........................................
     Company Approval ....................................
     Misstatement and Proof of Age, Sex or Survival.......
FIXED ACCOUNT INVESTMENT OPTIONS..........................
     Securities Registration .............................
     Guarantee ...........................................
     Fixed Account Investment Options ....................
     Investment Accounts..................................
     Renewals.............................................
     Transfers ...........................................
     Withdrawals .........................................
     Loans ...............................................
     Fixed Annuity Options ...............................
OPTIONAL BENEFITS.........................................
     Annual Step Death Benefit ...........................
     Addition of the Annual Step Death Benefit
     to Existing Contracts................................
     Guaranteed Retirement Income Program II..............
     Guaranteed Earnings Multiplier.......................

CHARGES AND DEDUCTIONS ...................................
     Withdrawal Charges ..................................
     Waiver of Applicable Withdrawal Charge-
        Confinement to Eligible Nursing Home..............
     Reduction or Elimination of Withdrawal Charges ......
     Administration Fees..................................
     Mortality and Expense Risks Charge ..................
     American Funds Subaccount Rider Charge...............
     Taxes ...............................................
     Expense of Distributing the Contract ................
     Contracts Sold Directly Without Payment of Any Sales
          Compensation....................................
FEDERAL TAX MATTERS ......................................
   INTRODUCTION...........................................
   OUR TAX STATUS.........................................
   TAXATION OF ANNUITIES IN GENERAL ......................
       Tax Deferral During Accumulation Period ...........
        Non-Natural Owners ...............................
        Loss of Interest Deduction Where Contracts are
        Held by or for the Benefit of Certain Non-Natural
        Persons...........................................
        Diversification Requirements .....................
        Ownership Treatment ..............................
        Delayed Pay-Out Periods ..........................
     Taxation of Partial and Full Withdrawals ............
     Taxation of Annuity Benefit Payments ................
     Taxation of Death Benefit Proceeds ..................
     Penalty Tax on Premature Distributions ..............
     Aggregation of Contracts ............................
QUALIFIED RETIREMENT PLANS ...............................
     Direct Rollovers ....................................
     Loans ...............................................
 FEDERAL INCOME TAX WITHHOLDING...........................
GENERAL MATTERS...........................................
     Performance Data.....................................
     Asset Allocation and Timing Services.................
     Restrictions Under The Texas Optional
     Retirement Program...................................
     Distribution of Contracts ...........................
     Contract Owner Inquiries.............................
     Confirmation Statements..............................
     Legal Proceedings ...................................
     Cancellation of Contract.............................
     Voting Interest......................................
     Reinsurance Arrangements.............................
APPENDIX A:  SPECIAL TERMS................................
APPENDIX B:  EXAMPLES OF CALCULATION OF
WITHDRAWAL CHARGE.........................................
APPENDIX C:  STATE PREMIUM TAXES..........................
APPENDIX D: EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS..
APPENDIX E: QUALIFIED PLAN TYPES .........................
APPENDIX F: PRODUCT FEATURES AVAILABLE FOR OLDER CONTRACTS
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES............

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE," we make one or more payments to you (during the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan. The maximum age of an owner or annuitant for which a contract will be issued is age 80.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENTS LIMITS. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the purchase payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

PAYMENT ENHANCEMENTS. We will add a "PAYMENT ENHANCEMENT" to your contract for each purchase payment that you make under your contract. The amount of the payment enhancement depends on the cumulative amount of your purchase payments. To receive a higher percentage than that based on the cumulative amount of your purchase payments, you must provide satisfactory evidence that your total purchase payments within 13 months of the issue date will be enough to justify the higher percentage. If your total purchase payments during the 13-month period do not equal or exceed the amount approved, we reserve the right to recover from your contract the excess payment enhancement added to the contract. The payment enhancement is funded from our general account. The payment enhancement is allocated among investment options in the same proportion as your purchase payment. The amount returned if you exercise your right to return the contract during the "ten day right to review" period is reduced by any payment enhancements.


INVESTMENT OPTIONS. Variable. There is no limit on the number of variable investment options to which you may allocate purchase payments. Currently, seventy-one Variable Account investment option are available under the contract. Each Variable Account investment option is a variable account investment option of the Variable Account that invests in Series II shares (formerly referred to as Class B shares) of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares (formerly referred to as Class A shares) except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares). A full description of each portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each variable account investment option of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.


Fixed. There are two fixed account investment options, a one-year fixed account investment option and a DCA fixed investment option. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

                                      * * *

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options (except as noted above). During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted. Transfers are free. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer, the amount remaining in the investment account from which the transfer is made would be less than $100, then we will transfer the entire amount instead of the requested amount. Special transfer privileges permit you to dollar cost average your investment in the contract.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner.

The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit during the first nine contract years will be the greater of:

         (a) the contract value, (A) or


         (b) the excess of:


                  -    the sum of all purchase payments over

                  - the sum of any amounts deducted in connection with partial withdrawals.

After the ninth contract year, the death benefit will be the greater of:

         (a) the contract value, (A) or

         (b) the excess of:

                  -    the sum of all purchase payments over

                  - the sum of any amounts deducted in connection with partial withdrawals or

         (c) the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and any amount deducted in connection with partial withdrawals since then.

(A) If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.


Annual Step Death Benefit. You may elect the Annual Step Death Benefit at the time the contract is issued, and if the rider is available for sale in the state where the contract is sold. An additional fee is imposed for this death benefit. Election of the Annual Step Death Benefit is irrevocable.



The fee for this benefit is 0.20%. For contracts issued prior to May 5, 2003, please refer to Appendix F. The amount of the death benefit for the Annual Step Death Benefit is the greater of:


         a) the death benefit described above;

         b) the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.


Guaranteed Retirement Income Program II ("GRIP II").
(Not Available for Contracts Purchased on and After December 30, 2002). Please see Appendix F for details.


Guaranteed Earnings Multiplier.


Guaranteed Earnings Multiplier ("GEM") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM subject to a maximum amount. GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For GEM we impose an annual fee of 0.20% of the average account value. GEM is available for new contracts issued on or after January 29, 2001. GEM is not available in all states.


REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.


TAXATION. Generally, all earnings on the underlying investments are tax-deferred until withdrawn or until annuity payments begin (see "FEDERAL TAX MATTERS"). This tax-deferred treatment may be beneficial to contract owners in building assets in a long-term investment program. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.



CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.


CONTRACT OWNER TRANSACTION EXPENSES


The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.


Deferred sales load (withdrawal charge as percentage of purchase payments)

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT              WITHDRAWAL CHARGE PERCENTAGE
             0                                        8.5%
             1                                        8.5%
             2                                        8.0%
             3                                        7.0%
             4                                        6.0%
             5                                        5.0%
             6                                        4.0%
             7                                        3.0%
             8                                        2.0%
             9+                                       0.0%


Annual Contract Fee.......................................  $40(A)

Transfer Fee..............................................  None


(We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.)

(A) The $40 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

SEPARATE ACCOUNT ANNUAL EXPENSES


The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.



Mortality and expense risks fee                                         1.25%
Administration fee                                                      0.30%

Total Separate Account Annual Expenses (With No Optional                1.55%
Riders Reflected)

Optional Annual Step Death Benefit Fee                                  0.20%(2)
Optional GEM Fee                                                        0.20%

Total Separate Account Annual Expenses (With Annual Step                1.95%
and GEM Optional Death Benefits Reflected)

Optional GRIP II Fee (as a percentage of Income Base.)                  N/A(1)
--------------------------------------------------------------------------------------



(1)The annual GRIP II Fee is 0.45% multiplied by the Income Base. The GRIP II Fee is deducted from the account value on each contract anniversary. GRIP II is no longer available for contracts issued on or after December 30, 2002. Income Base is defined under "Guaranteed Retirement Income Program II." For information on Grip II, please see Appendix F.



(2) For information on the Annual Step Benefit on contracts issued prior to May 5, 2003, please refer to Appendix F.



Total Annual Portfolio Operating Expenses Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.



SERIES I



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                MINIMUM        MAXIMUM
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                       0.550%         1.570%



SERIES II



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                MINIMUM        MAXIMUM
(Expenses that are deducted from portfolio
assets, including advisory fees, rule 12b-1 fees
and other expenses)                                       0.750%         1.770%



EXAMPLE

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.


If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000.00 investment, assuming a 5% annual return on assets actual costs may be higher or lower.



------------------------------------------------------------------------------------------------------------------------
                  SERIES I                                  1 YEAR          3 YEARS           5 YEARS           10 YEARS
------------------------------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating                     $143             $269              $377               $628
                  Expenses
------------------------------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses            $134             $244              $339               $563
------------------------------------------------------------------------------------------------------------------------
                  SERIES II
------------------------------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating                     $146             $277              $390               $648
                  Expenses
------------------------------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses            $137             $253              $352               $586
------------------------------------------------------------------------------------------------------------------------



If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. actual costs may be higher or lower.



------------------------------------------------------------------------------------------------------------------------
                  SERIES I                                 1 YEAR          3 YEARS           5 YEARS           10 YEARS
------------------------------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating                     $68             $201              $329               $628
                  Expenses
------------------------------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses            $59             $174              $288               $563
------------------------------------------------------------------------------------------------------------------------
                  SERIES II
------------------------------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating                     $72             $210              $343               $648
                  Expenses
------------------------------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses            $62             $183              $302               $586
------------------------------------------------------------------------------------------------------------------------


For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.


A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX U TO THIS PROSPECTUS.


LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

        GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

=========================================
We are an indirect subsidiary of MFC.
=========================================

         We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

         A++ A.M. Best

         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch

         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's

         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's

         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor the death benefit, fixed account guarantees, and life annuitization guarantees, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust you select.
================================================================================

         The Variable Account was established on August 24, 1984 as a Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

         The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has seventy-one sub-accounts (some of which are subdivided for Series I and Series II shares) variable account investment options. We reserve the right, subject to compliance with applicable law, to add other variable account investment options, eliminate existing variable account investment options, combine variable account investment options or transfer assets in one variable account investment option to another variable account investment option that we, or an affiliated company, may establish. We will not eliminate existing variable account investment options or combine variable account investment options without the prior approval of the appropriate state or federal regulatory authorities.

THE TRUST

===================================================================
The Trust is a mutual fund in which the Variable Account invests.
===================================================================


         The assets of each variable account investment option of the Variable Account are invested in Series II shares (Series I shares for contracts issued prior to May 13, 2002 (except in the case of portfolios offered on or after May 1, 2003) as noted below of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences, Real Estate Securities and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from MSS. Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of .35% of a portfolio's Series II net assets (0.50% in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Series I assets are subject to a 0.15% Rule 12b-1 fee.



         The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this contract, one of which is MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). Both MSS and MFC Global (U.S.A.) are affiliates of ours. In addition, the Trust has four portfolios that invest exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").



ADVISER/SUBADVISER                                                                           PORTFOLIO
------------------                                                                           ---------
Capital Research Management Company                                            American Growth Trust
(Adviser to the American Fund Insurance Series)(E)                             American International Trust
                                                                               American Blue Chip Income and Growth Trust
                                                                               American Growth-Income Trust

A I M Capital Management, Inc.                                                 All Cap Growth Trust
                                                                               Aggressive Growth Trust
                                                                               Mid Cap Core Trust(D)

Capital Guardian Trust Company                                                 Small Company Blend Trust
                                                                               U.S. Large Cap Trust
                                                                               (formerly, U.S. Large Cap Value Trust)
                                                                               Income & Value Trust
                                                                               Diversified Bond Trust

Davis Advisors                                                                 Financial Services Trust
                                                                               Fundamental Value Trust

Deutsche Asset Management, Inc.                                                Real Estate Securities Trust
                                                                               Dynamic Growth Trust
                                                                               All Cap Core Trust
                                                                               Lifestyle Trusts(A)

Deutsche Asset Management                                                      International Stock Trust
   Investment Services Ltd.

Fidelity Management & Research Company                                         Strategic Opportunities Trust
                                                                               Large Cap Growth Trust
                                                                               Overseas Trust

Franklin Advisers, Inc.                                                        Emerging Small Company Trust

INVESCO Funds Group, INC.                                                      Telecommunications Trust
                                                                               Mid Cap Growth Trust

Jennison Associates LLC                                                        Capital Appreciation Trust

Lord, Abbett & Co.                                                             Mid Cap Value Trust
                                                                               All Cap Value Trust

Mercury Advisors(C)                                                            Large Cap Value Trust(D)

MFC Global Investment Management (U.S.A.) Limited                              Pacific Rim Emerging Markets Trust
                                                                               Quantitative Equity Trust
                                                                               Quantitative Mid Cap Trust(D)
                                                                               Quantitative All Cap Trust
                                                                               Emerging Growth Trust(D)
                                                                               Money Market Trust
                                                                               Index Trusts
                                                                               Lifestyle Trusts(A)
                                                                               Balanced Trust

Massachusetts Financial Services Company                                       Strategic Growth Trust
                                                                               Strategic Value Trust
                                                                               (formerly, Capital Opportunities Trust)
                                                                               Utilities Trust

Munder Capital Management                                                      Internet Technologies Trust
                                                                               Small Cap Opportunities Trust(D)

Pacific Investment Management Company                                          Global Bond Trust
                                                                               Total Return Trust
                                                                               Real Return Bond Trust(D)

Putnam Investment Management, L.L.C.                                           Mid Cap Opportunities Trust
                                                                               Global Equity Trust

Salomon Brothers Asset Management Inc                                          U.S. Government Securities Trust
                                                                               Strategic Bond Trust
                                                                               Special Value Trust(D)
                                                                               High Yield Trust

T. Rowe Price Associates, Inc.                                                 Science & Technology Trust
                                                                               Small Company Value Trust
                                                                               Health Sciences Trust
                                                                               Blue Chip Growth Trust
                                                                               Equity-Income Trust

Templeton Investment Counsel, Inc.                                             International Value Trust
                                                                               International Small Cap Trust

UBS Global Asset Management                                                    Global Allocation Trust
(formerly, Brinson Advisors, Inc.)                                             (formerly, Tactical Allocation Trust

Wellington Management Company, LLP                                             Growth & Income Trust
                                                                               Investment Quality Bond Trust
                                                                               Mid Cap Stock Trust
                                                                               Natural Resources Trust(D)

Van Kampen(B)                                                                  Value Trust



------------------
(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.



(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust) using the name "Van Kampen." MSIM also does business under the name "Miller Anderson." Prior to May 1,

     2003, Miller Anderson was named as the subadviser to the Value Trust.



(C) Fund Asset Management, L.P. is the sub-adviser to the Large Cap Value Trust. Fund Asset Management does business in certain instances (including its role as the sub-adviser to the Large Cap Value Trust) using the name "Mercury Advisors."



(D)  Available for sales May 5, 2003



(E) Each of the four portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").


The Portfolios of the Trust available under the Policies are as follows:


MIT Portfolios Investing in the American Fund Insurance Series



The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invest primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.



The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.



The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invest primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.



The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.


                                   *   *   *


The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.



The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).


The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.


The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The EMERGING GROWTH TRUST (available for sale May 5, 2003 (Series II shares only)) seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. companies.


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.



The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.


The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.


The NATURAL RESOURCES TRUST (available for sale May 5, 2003) seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.



The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.



The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.


The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.




The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.


The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. securities. The portfolio expects to invest primarily in equity securities.



The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").


The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.




The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.


The MID CAP CORE TRUST (available for sale May 5, 2003 (Series II shares only)) seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.


The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.



The QUANTITATIVE ALL CAP TRUST (available for sale May 5, 2003 (Series II shares only)) to seek long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.


The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.




The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.


The U.S. LARGE CAP TRUST (formerly, U.S. Large Cap Value Trust) seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.



The STRATEGIC VALUE TRUST (formerly, Capital Opportunities Trust) seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.

The LARGE CAP VALUE TRUST (available for sale May 5, 2003 (Series II shares only)) seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.


The SMALL CAP OPPORTUNITIES TRUST (available for sale May 5, 2003 (Series II shares only)) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.


The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.


The SPECIAL VALUE TRUST (available for sale May 5, 2003 (Series II shares only)) seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index.


The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.



The ALL CAP VALUE TRUST seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.


The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.




The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.


The GLOBAL ALLOCATION TRUST (formerly, Tactical Allocation Trust) seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.


The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.


The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.



The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.


The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The REAL RETURN BOND TRUST (available for sale May 5, 2003 (Series II shares only)) seeks maximum return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.


The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*.

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S.

domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P
Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust Prospectus should be read carefully before allocating purchase payments to a variable account investment option.




         If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote Trust shares.
================================================================================

         Shares of the portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $40 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         You designate in your contract application how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below). See "TELEPHONE TRANSACTIONS" below.

PAYMENT ENHANCEMENTS

================================================================================
We add 3% or more to each payment you make.
================================================================================

         When you make a purchase payment, we will add a payment enhancement to your contract. The payment enhancement is funded from our general account and is allocated among investment options in the same proportion as your purchase payment.


         We are currently offering a promotional payment enhancement for initial and subsequent purchase payments to contracts issued on and after May 5, 2003. Subsequent payments to contracts issued prior to May 5, 2003 continue to receive the payment enhancement rates in effect at the time of the issuance of the contract. Please refer to Appendix F for details on prior payment enhancement rates. The promotional payment enhancements may be terminated by us at any time. Initial and subsequent purchase payments that do not receive the promotional payment enhancements will receive the guaranteed payment enhancement described in the column labeled "Guaranteed Rate" in the table below.


         The payment enhancement is a percentage of your purchase payment that varies (based on the cumulative amount of your purchase payments to the date of that payment) as follows:


                   PAYMENT ENHANCEMENTS

  CUMULATIVE PURCHASE         GUARANTEED       PROMOTIONAL
       PAYMENTS                  RATE           RATE D(1)
-----------------------     --------------     -----------
Under $500,000                   3.0%              4.0%

$500,000 - $2.5 million          4.0%              4.5%

Over $2.5 million                5.0%              5.0%

(1)Promotional Rate D: Contracts Issued on or After May 5, 2003


An example of the calculation of the payment enhancement is set forth in APPENDIX F. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").

         The Company expects to make a profit from the contracts. The charges used to recoup the expense of paying the payment enhancement include the withdrawal charge and the asset based charges.

         There may be circumstances where you may be worse off for having purchased a contract with a payment enhancement as opposed to a contract without a payment enhancement. The Company issues a variety of variable annuities designed to meet different retirement planning goals. Other variable annuities issued by the Company have no payment enhancement. These contracts with no payment enhancements have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial adviser should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial adviser should consider the following factors:

         -    The length of time that you plan to own your contract

         -    The frequency, amount and timing of any partial surrenders

         -    The amount of your purchase payments

In addition, if you exercise your right to return the contract within 10 days of receiving it, we will recover the original amount of the payment enhancement credited (including any amount credited pursuant to a Letter of Intent as discussed below). Therefore, you bear the risk that if the market value of the payment enhancement has declined, we will still recover the full amount of the payment enhancement. When the contract is issued as an individual retirement annuity under section 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

================================================================================
Using a Letter of Intent may permit you to receive a larger payment enhancement.
================================================================================

         Letter of Intent (not available in Oregon). The next higher payment enhancement percentage may be applied to your initial purchase payment if you provide us with satisfactory evidence (referred to as a "Letter of Intent") that your total purchase payments in the first 13 months would satisfy the requirement for the higher percentage. Satisfactory evidence will require, but is not limited to, a minimum initial purchase payment of at least 50% of the minimum required purchase payment for the higher percentage. We reserve the right to recover an amount from your contract if your total purchase payments received within 13 months from the issue date of your contract do not equal or exceed the amount (promised in your Letter of Intent) used to determine a payment enhancement. The amount we may recover is the original amount of payment enhancement applied to your contract minus the amount of payment enhancement that would have been applied had you not submitted a Letter of Intent (the "excess payment enhancement").

         IF THE VALUE OF SUCH ACCUMULATION UNITS DECLINES, WE WILL RECOVER THE FULL AMOUNT OF THE EXCESS PAYMENT ENHANCEMENT. THEREFORE, YOU BEAR THE RISK THAT IF YOUR LETTER OF INTENT IS NOT COMPLETED, THE VALUE OF YOUR CONTRACT MAY BE LESS THAN HAD YOUR LETTER OF INTENT NOT BEEN EXECUTED. IF THE AMOUNT RECOVERED EXCEEDS THE CONTRACT VALUE, WE RESERVE THE RIGHT TO TERMINATE YOUR CONTRACT WITHOUT VALUE. Amounts recovered will be withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         The promotional rates applicable to the initial purchase payment under a Letter of Intent will continue in effect for the 13 month Letter of Intent completion period regardless of a termination generally of the promotional rates during such a period.

         IF YOU FAIL TO INFORM US THAT YOU INTEND TO SUBMIT MULTIPLE PAYMENTS WITHIN 13 MONTHS OF YOUR CONTRACT ISSUE DATE, YOUR CONTRACT MAY RECEIVE A LOWER PAYMENT ENHANCEMENT PERCENTAGE THAN WOULD OTHERWISE BE AVAILABLE.

         If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code, as amended. Employers intending to use the Contract in connection with such plans should seek competent advice. (See Appendix G - "QUALIFIED PLAN TYPES").

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending (the "VALUATION PERIOD") upon the investment results of the investment options you select. The value of an accumulation unit for each variable account investment option was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor (described below) for such variable account investment option for the valuation period for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a variable account investment option from one valuation period to the next. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same over the valuation period.

The net investment factor for each variable account investment option for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         Where (a) is:

         - the net asset value per share of a portfolio share held in the variable account investment option determined at the end of the current valuation period, plus

         - The per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the variable account investment option if the "ex-dividend" date occurs during the current valuation period.

         Where (b) is the net asset value per share of a portfolio share held in the variable account investment option determined as of the end of the immediately preceding valuation period.

         Where (c) is a factor representing the charges deducted from the variable account investment option on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.55% (0.30% for administrative expenses and 1.25% for mortality and expense risks) assuming no optional benefits are elected.

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options.
================================================================================

         During the accumulation period, you may transfer amounts among the investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently the Company imposes no charge for transfer requests. The first six transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option or the one year fixed account investment option to other variable account investment options until the amount in the variable account investment option from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program, which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the variable account investment options. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable account investment options must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, the contract will be canceled and we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, less the annual $40 administration fee if applicable, any unpaid loans and any applicable withdrawal charge. In the case of a partial withdrawal, we will pay the amount requested and cancel that number of accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from such investment account (see "CHARGES AND DEDUCTIONS").

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of that variable account investment option bears to the value of all your investments in variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options (see "FIXED ACCOUNT INVESTMENT OPTIONS").

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types").

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments and is not eligible for a payment enhancement. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         AMOUNT OF DEATH BENEFIT. If any contract owner dies, the death benefit will be determined as follows:

         The death benefit during the first nine contract years will be the greater of:

                  (a)  the contract value, (A) or

                  (b)  the excess of

                       -    the sum of all purchase payments over

                       - the sum of any amounts deducted in connection with partial withdrawals.

         After the ninth contract year, the death benefit will be the greater of:

                  (a)  the contract value, (A) or

                  (b)  the excess of:

                       -    the sum of all purchase payments over

                       - the sum of any amounts deducted in connection with partial withdrawals, or

                  (c) the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and any amount deducted in connection with partial withdrawals since then.

(A) If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.


The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

         (i)      is equal to the Death Benefit prior to the withdrawal and

         (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


For information on contracts issued prior to January 1, 2003, please refer to Appendix F

         PAYMENT OF DEATH BENEFIT.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.


         - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract (including any optional benefits if these benefits had been elected by the deceased owner) as the new owner. In this case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. This purchase payment is not eligible for a payment enhancement and, when calculating the payment enhancement for subsequent purchase payments, it will not be included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit. When calculating the spouse's death benefit, the anniversary values on the last day of each contract year prior to the first owner's death will be zero for purposes of calculating the optional Annual Step Death Benefit. The amount of the optional enhanced Death Benefit will be based on the surviving spouse's age at the time of re-registration of the contract with the spouse as the owner of the contract.


         - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which must begin within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If the distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the contract date, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
================================================================================

         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefit provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD").

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the date dividing the accumulation period from the pay-out period). The maturity date is the date specified on the contract specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. See APPENDIX E for contracts issued in Pennsylvania. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date.


         Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.


         The following annuity options are guaranteed in the contract. Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: -JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

         Variable annuity benefit payments subsequent to the first will be based on the investment performance of the variable account investment options selected during the pay-out period. The amount of subsequent payments is determined by dividing the amount of the first annuity payment from each variable account investment option by the annuity unit value of that variable account investment option (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each variable account investment option is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each variable account investment option are then totaled to arrive at the amount of the payment to be made. The number of annuity units generally remains constant during the annuity benefit payment period.

         The value of an annuity unit for each variable account investment option for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that variable account investment option (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING THE PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

         Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one variable account investment option to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the variable account investment option to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the new annuity units. We reserve the right to limit, upon notice, the maximum number of transfers to four per contract year. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING THE PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans and any payment enhancement), computed at the end of the valuation period during which we receive the returned contract. We will recover the original amount of the payment enhancement credited; earnings attributable to the payment enhancement will not be deducted from the amount paid.

         No withdrawal charge is imposed upon return of the contract within the ten-day right to review period. The ten-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Code Sections 408 or 408A, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

         The contract owner is the person entitled to exercise all rights under the contract. The maximum age of an owner for which a contract will be issued is age 80. Prior to the maturity date, the contract owner is the person designated in the specifications page or as subsequently named. During the pay-out period, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. This purchase payment will not be included in cumulative purchase payments and is not eligible for a payment enhancement.

         Any change of ownership or assignment must be made in writing. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.


         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.


ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the specifications page or in the application, unless changed. The maximum age of an annuitant for which a contract will be issued is age 80.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================


         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.


MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

COMPANY APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS (NOT AVAILABLE IN OREGON)

================================================================================
The fixed account investment options are not securities.
================================================================================

         SECURITIES REGISTRATION. Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosures in the Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under fixed annuity contracts issued after June 27, 1984. This Guarantee covers the fixed account investment options of the contracts described in this Prospectus. This Guarantee may be terminated by Manulife on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if:

         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================


         FIXED ACCOUNT INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL TRANSFER SERVICES-DOLLAR COST AVERAGING" for details). Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the fixed account investment option for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. A one-year fixed account investment option is available under the contract. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         RENEWALS. At the end of a guarantee period, you may establish a new fixed account investment option with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal within one year of the maturity date, we will credit interest up to the maturity date at the then current interest rate for one-year guarantee periods.

         TRANSFERS. During the accumulation period, you may transfer amounts from the fixed account investment option to the variable account investment options at the end of the guaranteed period; however, amounts may be transferred prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the fixed account investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "QUALIFIED PLAN TYPES").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "LOANS" (see "Federal Tax Matters - Qualified Retirement Plans - Loans").

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD"), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS"). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL BENEFITS

ANNUAL STEP DEATH BENEFIT


         You may elect the optional Annual Step Death Benefit, if the optional benefit is available for sale in the state where the contract is sold. Election of this optional benefit can only be made at issue, is irrevocable and an additional annual fee of 0.20% Please refer to Appendix F for contracts issued prior to May 5, 2003 is imposed for this death benefit. The amount of the death benefit for the Annual Step Death Benefit is the greater of:


a)       the death benefit described above; and

b)       the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.


For purposes of calculating the Annual Step Death Benefit payable under the contract, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where:


(i) is equal to the Annual Step Death Benefit payable prior to the withdrawal, and

(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         The Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Annual Step Death Benefit is paid. However, as noted above under "Death Benefit During the Accumulation Period - Payment of Death Benefit," if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including The Annual Step Death Benefit) as the new owner.


ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO EXISTING CONTRACTS. FOR INFORMATION ON ADDING THE ANNUAL STEP DEATH BENEFIT TO CONTRACTS ISSUED PRIOR TO JULY 31, 2000, PLEASE REFER TO APPENDIX F


         THE ADDITION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT TO AN EXISTING CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST OF A SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.


GUARANTEED RETIREMENT INCOME PROGRAM II



(Not Available for Contracts Purchased on and after December 30, 2002) Please see Appendix F for details.


GUARANTEED EARNINGS MULTIPLIER

         Effective January 29, 2001, contracts may be issued with a Guaranteed Earnings Multiplier ("GEM") if you elect GEM and if GEM is available for sale in the state where the contract is sold. The With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM. Election of GEM may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for GEM of 0.20%.

         Subject to the maximum amount described below, GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

         If the oldest owner is 69 or younger at issue, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

(iii)    is equal to the GEM benefit prior to the withdrawal and

(iv) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and GEM will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first contract owner's death and the GEM benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the GEM benefit.

TERMINATION OF GEM

         GEM will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including GEM) as the new owner.

         The election of GEM on a Contract may not always be in your interest since an additional fee is imposed for this benefit.

GEM FEE

The annual fee for GEM is 0.20% as a percentage of average account value.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states (See Appendix D). In addition, there are deductions from and expenses paid out of the assets of the Trust that are described in the accompanying Prospectuses of the Trust. For information on the GRIP II Rider Fee, see Appendix F.


WITHDRAWAL CHARGES

================================================================================
A charge of up to 8 1/2% is deducted from some withdrawals.
================================================================================

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than nine complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than nine complete contract years. In no event may the total withdrawal charges exceed 8.5% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below:

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASED PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

         Each purchase payment (or portion thereof) liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT                       WITHDRAWAL CHARGE PERCENTAGE
            0                                                  8.5%
            1                                                  8.5%
            2                                                  8.0%
            3                                                  7.0%
            4                                                  6.0%
            5                                                  5.0%
            6                                                  4.0%
            7                                                  3.0%
            8                                                  2.0%
            9+                                                 0.0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.


         Upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge. For contracts issued prior to April 1, 2003, please refer to Appendix F.


         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

         For examples of calculation of the withdrawal charge, see APPENDIX C.

WAIVER OF APPLICABLE WITHDRAWAL CHARGE - CONFINEMENT TO ELIGIBLE NURSING HOME

         For contracts issued on or after May 1, 2002 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

        (a) the owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any annuitant unless the owner is a non-natural person;

        (b) the confinement began at least one year after the contract date;

        (c) confinement was prescribed by an "physician";

        (d) both the owner and the annuitant are alive as of the date we pay the proceeds of such total withdrawal;

        (e) the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

         An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physician; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

         A "Physician" is a person other than you, the annuitants(s) or a member of your or the annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

         "Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the owner was released from the "Eligible Nursing Home."

         The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty. See "Federal Tax Matters."

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

         - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         -        Any prior or existing relationship with us will be considered.
                  Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

         Two fees may be deducted under a contract to compensate us for our costs of providing all administrative services attributable to the contracts and the operations of the Variable Account.

         We will deduct an administration fee of $40 each year. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of that investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $40 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

================================================================================
We deduct asset-based charges totaling 1.55% on an annual basis for administration, and mortality and expense risks, assuming no optional riders are elected.
================================================================================

         A daily fee in an amount equal to 0.30% of the value of each variable account investment options on an annual basis is deducted from each variable account investment option as an administration fee. This asset-based administration fee will not be deducted from the fixed account investment options.

         Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the contract that cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the variable account investment options a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not the mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

AMERICAN FUNDS SUBACCOUNT RIDER CHARGE

         A daily charge in an amount equal to 0.15% of the value of each American Funds subaccount on an annual basis is deducted from each American Funds subaccount to reimburse us for administrative and distribution expenses relating to these subaccounts.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See APPENDIX D for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT

         Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6% of purchase payments plus 1.20% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial. See "Distribution of Contracts" for further information.

CONTRACTS SOLD DIRECTLY WITHOUT PAYMENT OF ANY SALES COMPENSATION

         The contract may be sold directly to certain individuals under various circumstances that do not involve payment of any sales compensation to a registered representative. In such case, we will credit the contract with an additional 4.5% of the purchase payment. (However, the amount of the payment enhancement and the credit may not exceed 9.0% of the purchase payment. Therefore, if the payment enhancement exceeds 4.5%, the amount of the credit will be reduced so that the total of the payment enhancement and the credit equals 9.0% of the purchase payment.) (Effective May 5, 2003, we will credit the contract with an additional 3.0% of the purchase payment. However, the payment enhancement and credit may not exceed 7.5% of the purchase payment) We anticipate applying for SEC exemptive relief to retain the amount by which the sum of the payment enhancement and the credit exceeds the amount of the applicable withdrawal charge if the contract owner redeems his contract within two years of the contract being credited with this amount. The following classes of individuals are eligible for this credit:

(a) officers, directors or employees (or a relative thereof) of Manulife USA, Manulife, the Trust or any of their affiliates, and

(b) employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (x) have a sales agreements with The Manufacturers Life Insurance Company (U.S.A.) and its principal underwriter, Manulife Financial Securities LLC, to sell the contracts and (y) have approved the payment of the credit to their employees and registered representatives.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the

Code, Treasury Department regulations, IRS rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.


         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.
================================================================================

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect contracts where the income on such contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.


         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."


         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.



         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent the contract owners from being considered the owners of the assets of the Variable Account.


         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income. In this regard, the payment enhancements provided under a contract are not treated as purchase payments and thus do not increase the investment in the contract.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income
================================================================================


         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity option selected).


         In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

            (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and


            (b) is the total expected value of fixed annuity payments for the term of the contract (determined under Treasury Department regulations).


A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

         - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals and annuity benefit distributions prior to age 59 1/2 may incur a 10% penalty tax.
================================================================================

         There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the distribution is:

         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner's becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear;

however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

                           QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================

         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract (and a discussion of possible consequences of certain features of the contracts under those types of qualified plans) are contained in APPENDIX G to this Prospectus. In particular, as noted in APPENDIX G, you should consider the effects of the death benefit and the payment enhancement on the income tax treatment of certain types of qualified plans, including IRAs.


         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $10,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.



In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP II (Not Available for Contracts Purchased on and after December 30,
2002) Please see Appendix F for details) in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth
IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.


         There is also a 10% penalty tax on the taxable amount of any distribution from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:

         - received on or after the date on which the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.

         Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS


         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, Treasury Department regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.


         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse taxes income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

                         FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some distributions for federal income taxes.
================================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

================================================================================
We may advertise our investment performance.
================================================================================

         Each of the variable account investment options may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY VARIABLE ACCOUNT INVESTMENT OPTION. The variable account investment options may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant variable account investment option of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures may be quoted including figures that do not assume redemption at the end of the time period. Non-standardized figures also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial purchase payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust from the date the applicable variable account investment option of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         - termination of employment in the Texas public institutions of higher education,

         -        retirement,

         -        death, or

         -        the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay brokers-dealers to sell the Contracts.
================================================================================

         Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office at P.O. Box 55230, Boston, Massachusetts 02205-5230.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Company's Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

         As stated above, we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the variable account investment option in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the variable account investment option in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

         We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.

                                   APPENDIX A

                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.

ANNUITY OPTION - The method you select (or as specified in the contract if no selection is made) for annuity benefit payments from us to the annuitant.

ANNUITY SERVICE OFFICE - The address of our Annuity Service Office is: P.O. Box 55230, Boston, Massachusetts 02205-5230.

ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract specification page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY - The anniversary of the contract date.

CONTRACT DATE - The date of issue of the contract.

CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at our Annuity Service Office within one year of the date of death:

(a)      A certified copy of a death certificate;

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

(c)      Any other proof satisfactory to us.

Death Benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by our Annuity Service Office.

FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT - All our assets other than assets in separate accounts.

INVESTMENT ACCOUNT - An account we establish which represents your interest in an investment option during the Accumulation Period.

INVESTMENT ACCOUNT VALUE - The value of your allocation to an investment account.

INVESTMENT OPTIONS - The investment choices available to contract owners.

LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE - The date on which the pay-out period commences. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax, if any, plus any applicable Payment Enhancement.

NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract specifications page, unless changed. The maximum issue age is 80.

PAYMENT ENHANCEMENT - The amount in addition to your payment that we add to your contract at the time you make a purchase payment.

PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO - A separate investment portfolio of the Trust, the American Insurance Funds or Merrill Variable Funds, mutual funds in which the Variable Account invests, or of any successor mutual funds.

PURCHASE PAYMENT - An amount you pay to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS - Contracts issued under qualified plans.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT - A segregated account that we establish that is not commingled with our general assets and obligations.

SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT - One of our separate accounts that is used to fund the contracts.

VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B




EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume:

          -    a single payment of $50,000 is made,

          -    a 3% payment enhancement of $1,500 is credited to contract value,

          - no additional payments are made and there are no partial withdrawals.

The table below illustrates five examples of the withdrawal charges that would be imposed if the contract were completely withdrawn. All contract values are hypothetical.

Contract      Hypothetical         Free Withdrawal     Payments                      Withdrawal Charge
  Year       Contract Value            Amount         Liquidated             Percent                    Amount
--------------------------------------------------------------------------------------------------------------
   2            $55,000              $ 5,000 (a)       $50,000                8.50%                     $4,250
--------------------------------------------------------------------------------------------------------------
   4            $50,500              $ 5,000 (b)       $45,500                7.00%                     $3,185
--------------------------------------------------------------------------------------------------------------
   6            $60,000              $10,000 (c)       $50,000                5.00%                     $2,500
--------------------------------------------------------------------------------------------------------------
   7            $35,000              $ 5,000 (d)       $45,000                4.00%                     $1,800
--------------------------------------------------------------------------------------------------------------
   8            $80,000              $30,000 (e)       $50,000                3.00%                     $1,500
--------------------------------------------------------------------------------------------------------------
   10           $70,000              $20,000 (f)       $50,000                0.00%                     $    0
--------------------------------------------------------------------------------------------------------------

    (a)  During any contract year the free withdrawal amount is the greater of:

                  the contract value minus unliquidated payments (accumulated earnings), or
                  10% of total payments made under the contract minus any partial withdrawals in that contract year.




     In the second contract year the earnings under the contract are $5,000 ($55,000 - $50,000 = $5,000), and 10% of payments is equal to $5,000 (0.10
     x $50,000 = $5,000). Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against that liquidated payment.

    (b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 x 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less withdrawal amount)."

    (c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated.

    (d) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total purchase payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

    (e) In the example for the eighth contract year, the accumulated earnings of $30,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $30,000 and the withdrawal charge is applied to the payments liquidated.

    (f) There is no withdrawal charge on any payments that have been in the contract for at least 10 years.

EXAMPLE 2 - Assume:

         a single payment of $50,000 is made,
         a 3% payment enhancement of $1,500 is credited to contract value, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                        Partial              Free
 Hypothetical          Withdrawal         Withdrawal       Payments                     Withdrawal Charge
Contract Value           Amount             Amount        Liquidated                 Percent         Amount
-----------------------------------------------------------------------------------------------------------
   $65,000               $2,000           $15,000 (a)       $    0                    8.00%           $  0
-----------------------------------------------------------------------------------------------------------
   $49,000               $5,000           $ 3,000 (b)       $2,000                    8.00%           $160
-----------------------------------------------------------------------------------------------------------
   $52,000               $7,000           $ 4,000 (c)       $3,000                    8.00%           $240
-----------------------------------------------------------------------------------------------------------
   $44,000               $8,000           $     0 (d)       $8,000                    8.00%           $640
-----------------------------------------------------------------------------------------------------------

    (a)  The free withdrawal amount during any contract year is the greater of the contract value minus unliquidated payments
                  (accumulated earnings), or

                  10% of payments minus 100% of all prior withdrawals in that contract year.

         For the first example, accumulated earnings of $15,000 ($65,000 - $50,000 = $15,000) is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - $0). The amount requested ($2,000) is less than the free withdrawal amount. Therefore, payments are not liquidated and no withdrawal charge applies.

    (b) The contract has negative accumulated earnings ($49,000 - $50,000 <0), so the free withdrawal amount is limited to 10% of payments minus 100% of all prior withdrawals during the contract year. Because $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and will result in payments being liquidated. The remaining unliquidated payments after the $5,000 partial withdrawal are $48,000 ($50,000 - $2,000 = $48,000).

    (c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 which results in $4,000 of accumulated earnings ($52,000 - $48,000 = $4,000) which is greater than 10% of payments minus prior withdrawals this contract year ($5,000 - $2,000 - $5,000 < 0 ). Hence the free withdrawal amount is $4,000, leaving $3,000 of the $7,000 partial withdrawal subject to a withdrawal charge. The unliquidated payments are reduced by $3,000 to $45,000.

    (d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,0000 < 0) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available for withdrawal requests during that contract year.

                                 APPENDIX C


STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.


-------------------------------------------------------------------------------
                                                            TAX RATE
-------------------------------------------------------------------------------
                                                  QUALIFIED       NON-QUALIFIED
STATE                                             CONTRACTS         CONTRACTS
-------------------------------------------------------------------------------
CALIFORNIA                                          0.50%             2.35%
-------------------------------------------------------------------------------
MAINE                                               0.00%             2.00%
-------------------------------------------------------------------------------
NEVADA                                              0.00%             3.50%
-------------------------------------------------------------------------------
PUERTO RICO                                         1.00%             1.00%
-------------------------------------------------------------------------------
SOUTH DAKOTA*                                       0.00%             1.25%
-------------------------------------------------------------------------------
WEST VIRGINIA                                       1.00%             1.00%
-------------------------------------------------------------------------------
WYOMING                                             0.00%             1.00%
-------------------------------------------------------------------------------


* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium).

                                 APPENDIX D


EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS

The payment enhancement is determined based on the cumulative amount of your payments. The payment enhancements, as a percentage of payments, are shown in the table below.

Cumulative Payments         Payment Enhancement*
$10,000 to $499,999                3.0%
$500,000 to $2,499,999             4.0%
$2,500,000 and above               5.0%

Payment enhancements are payable as a percentage of the payment being made. The two examples below demonstrate how the payment enhancement is calculated:

EXAMPLE 1 - Assume an initial payment of $400,000 and a subsequent payment of $200,000. Payment enhancements would be determined as follows**:

                  A payment enhancement of $12,000 (3% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 initial payment.

                  A payment enhancement of $8,000 (4% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 subsequent payment.

EXAMPLE 2 - Assume an initial payment of $200,000 and a subsequent payment of $400,000. Payment enhancements would be determined as follows**:

                  A payment enhancement of $6,000 (3% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 initial payment.

                  A payment enhancement of $16,000 (4% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 subsequent payment.

*Promotional Payment Enhancement rates that are currently in effect for new contracts are higher. See "Description of the Contract - Payment Enhancement."

**Unless we receive a Letter of Intent from you representing that additional purchase payments will be received within 13 months of the issue date of the contract. If we receive a Letter of Intent, the payment enhancement will be determined using the percentage associated with the total amount of purchase payments indicated in the Letter of Intent (see "payment enhancements").

                                 APPENDIX E


QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contract. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA.





         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefits for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

SIMPLE IRAs

         Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefits for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAs

         Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

                  made after the owner attains age 59 1/2;
                  made after the owner's death;
                  attributable to the owner being disabled; or a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. Under some circumstances, a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefits for purposes of the tax rules governing IRAs (which include Roth IRAs). Furthermore, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


         Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Corporate and self-employed pension and profit sharing plans also are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.


TAX-SHELTERED ANNUITIES

         Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit options could be characterized as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

                  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, earnings on those contributions, and earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the last year beginning before January 1, 1989.



These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)


         Tax-sheltered annuity plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with a tax-sheltered annuity plan, the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

         Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.

                                   APPENDIX F



                 PRODUCT FEATURES AVAILABLE FOR OLDER CONTRACTS



SEPARATE ACCOUNT ANNUAL EXPENSES



The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.



                                                               CONTRACTS
                                                             ISSUED ON OR
                                                                 AFTER          CONTRACTS
                                                              JANUARY 29,        ISSUED
                                                              2001, BUT         PRIOR TO
                                                             PRIOR TO MAY       JANUARY
                                                               5, 2003          29, 2001
-----------------------------------------------------------------------------------------
Mortality and expense risks fee                                  1.25%            1.25%
Administration fee                                               0.30%            0.30%

Total Separate Account Annual Expenses (With No Optional
Riders Reflected)                                                1.55%            1.55%

Optional Annual Step Death Benefit Fee                           0.05%            0.20%
Optional GEM Fee                                                 0.20%             N/A

Total Separate Account Annual Expenses (With Annual Step
and GEM Optional Death Benefits Reflected)                       1.80%            1.75%

Optional GRIP II Fee(as a percentage of Income Base.)            0.45%(1)          N/A
-----------------------------------------------------------------------------------------



(1) The annual GRIP II Fee is 0.45% multiplied by the Income Base. The GRIP II Fee is deducted from the account value on each contract anniversary. GRIP II is no longer available for contracts issued on or after December 30, 2002. Income Base is defined under "Guaranteed Retirement Income Program II."



FIXED ACCOUNT INVESTMENT OPTIONS.



If a contract is issued with GRIP II in the state of Washington, the fixed account investment options, including the DCA fixed investment account, will not be offered as investment options.



PAYMENT ENHANCEMENTS



         We add 3% or more to each payment you make. When you make a purchase payment, we will add a payment enhancement to your contract. The payment enhancement is funded from our general account and is allocated among investment options in the same proportion as your purchase payment.



         We are currently offering a promotional payment enhancement for initial and subsequent purchase payments to contracts issued on and after May 5, 2003. Subsequent payments to contracts issued prior to May 5, 2003 continue to receive the payment enhancement rates in effect at the time of the issuance of the contract. The promotional payment enhancements may be terminated by us at any time. Initial and subsequent purchase payments that do not receive the promotional payment enhancements will receive the guaranteed payment enhancement described in the column labeled "Guaranteed Rate" in the table below.



         The payment enhancement is a percentage of your purchase payment that varies (based on the cumulative amount of your purchase payments to the date of that payment) as follows:

                                           PAYMENT ENHANCEMENTS
                                                 PRIOR            PRIOR            PRIOR
CUMULATIVE PURCHASE           GUARANTEED      PROMOTIONAL      PROMOTIONAL      PROMOTIONAL      PROMOTIONAL
     PAYMENTS                    RATE          RATE A(1)        RATE B(2)        RATE C(3)        RATE D(4)
------------------------------------------------------------------------------------------------------------
Under $500,000                   3.0%            4.0%             5.0%             4.5%             4.0%

$500,000 - $2.5 million          4.0%            5.0%             5.5%             5.0%             4.5%

Over $2.5 million                5.0%            6.0%             6.0%             5.5%             5.0%
------------------------------------------------------------------------------------------------------------



(1) Promotional Rate A: Contracts Issued on or After January 1, 1999 but Prior to June 21, 1999.



(2) Promotional Rate B: Contracts Issued on or After June 21, 1999 but Prior to January 29, 2001.



(3) Promotional Rate C: Contracts Issued on or After January 29, 2001 but Prior to April 1, 2003.



(4) Promotional Rate D: Contracts Issued on or After May 5, 2003



An example of the calculation of the payment enhancement is set forth in APPENDIX D. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").



Amount of Death Benefit



For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.



Withdrawal Charges



         For contracts issued prior to April 1, 2003, upon a full surrender of the contract, the excess of the contract value over the free withdrawal amount will be liquidated.



Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home



         For contracts issued prior to May 1, 2002, no Nursing Home withdrawal charge waiver is available.



OPTIONAL BENEFITS



Guaranteed Earnings Multiplier



The Guaranteed Earnings Multiplier Rider ("GEM") is not available on contracts issued prior to January 29, 2001.



ANNUAL STEP DEATH BENEFIT



The fee for this benefit is 0.05% for contracts issued on or after January 29, 2001 but prior to May 5, 2003



Annual Step Death Benefit



For contracts issued after January 15, 2002, for purposes of calculating the Annual Step Death Benefit payable under the contract, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where:



(v) is equal to the Annual Step Death Benefit payable prior to the withdrawal, and



(vi) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



         The Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Annual Step Death Benefit is paid. However, as noted above under "Death Benefit During the Accumulation Period - Payment of Death Benefit," if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including The Annual Step Death Benefit) as the new owner.



Addition of the Annual Step Death Benefit to Existing Contracts. For information on adding the Annual Step Death benefit to contracts issued prior to July 31, 2000, please refer to Appendix X. Contracts issued on or after July 31, 2000 but prior to January 29, 2001 were issued with an Annual Step Death Benefit if the contract owner elected this benefit. The Annual Step Death Benefit may not be added to these contracts after the issue date of the contract. The Annual Step Death Benefit may be added to contracts issued prior to July 31, 2000 subject to the restrictions set forth below. Election of this benefit is irrevocable. With respect to all such contracts (sometimes collectively referred to as "Existing Contracts"), the Annual Step Death Benefit is the same as the Annual Step Death Benefit described above except that the annual fee for the benefit is 0.20%.



The offer to add the optional Annual Step Death Benefit to Existing Contracts issued prior to July 31, 2000 terminated on December 31, 2001.



         If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. Therefore, if the oldest owner of a contract is age 80 or older, the Annual Step Death Benefit should not be added.



         We believe that the addition of the Annual Step Death Benefit to Existing Contracts as described above will not be a taxable event for Federal tax purposes; however, if you are considering this offer you should consult a tax adviser.



         Owners of Existing Contracts issued in connection with qualified retirement plans, including IRAs, who wish to add the Annual Step Benefit rider to their contracts should consider the effects that the death benefit may have on their plans (see APPENDIX E "Qualified Plan Types" to this prospectus). Please consult your tax advisor.



         The addition of the optional Annual Step Death Benefit to an Existing Contract may not always be in your interest of a since an additional fee is imposed for this benefit.



Guaranteed Retirement Income Program II



(Not Available for Contracts Purchased on and after December 30, 2002).



         Contracts issued on and after January 29, 2001 but prior to December 30, 2002, were issued with an optional Guaranteed Retirement Income Program II ("GRIP II") if you elected GRIP II and if GRIP II was available for sale in the state where the contract was sold. If the contract is issued with GRIP II in the state of Washington, the fixed accounts including the DCA fixed investment account will not be offered as investment options. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.



         GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP II. If GRIP II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP II, we will pay the monthly annuity payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.



         Income Base The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.



         Growth Factor Income Base. The Growth Factor Income Base is equal to
(a) less (b), where:



         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and



         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.



         The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.



         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:



-   An Income Base reduction is on a pro rata basis and is equal to (i) times
    (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.



- We reserve the right to reduce the Income Base by any premium taxes that may apply.



The Income Base is used solely for purposes of calculating the GRIP II monthly annuity payments and does not provide a contract value or guarantee performance of any investment option.



Exercise of GRIP II



         Conditions of Exercise. GRIP II may be exercised subject to the following conditions:



         1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



         2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.



         Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:



         Option 1: Life Annuity with a 10-Year Period Certain - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.



         Option 2: Joint and Survivor Life Annuity with a 20-Year Period Certain
         - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.



         The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



         The use of GRIP II is limited in connection with qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP II.



         Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP II after your required beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor and see "FEDERAL TAX MATTERS - Qualified Retirement Plans."



         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.



         When you exercise GRIP II, actual income will be based on the greater of (i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

         Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.



Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain



-----------------------------------------------------------------------------------------------
   CONTRACT
  ANNIVERSARY                                                                           ANNUAL
AT EXERCISE OF       ACCOUNT                               ANNUAL INCOME                INCOME
   GRIP II            VALUE        INCOME BASE         CURRENT     GUARANTEED          PROVIDED
-----------------------------------------------------------------------------------------------
     10             $ 90,000        $ 179,085          $  8,651      $12,013           $ 12,013
-----------------------------------------------------------------------------------------------
     15             $105,000        $ 239,656          $ 11,088      $18,406           $ 18,406
-----------------------------------------------------------------------------------------------
     20             $120,000        $ 320,714          $ 13,824      $27,979           $ 27,979
-----------------------------------------------------------------------------------------------



Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain



-----------------------------------------------------------------------------------------------
   CONTRACT
  ANNIVERSARY                                                                           ANNUAL
AT EXERCISE OF       ACCOUNT                               ANNUAL INCOME                INCOME
   GRIP II            VALUE        INCOME BASE         CURRENT     GUARANTEED          PROVIDED
-----------------------------------------------------------------------------------------------
     10             $ 90,000        $ 179,085          $  7,063      $ 9,284           $  9,284
-----------------------------------------------------------------------------------------------
     15             $105,000        $ 239,656          $  8,681      $13,574           $ 13,574
-----------------------------------------------------------------------------------------------
     20             $120,000        $ 320,714          $ 10,253      $19,358           $ 19,358
-----------------------------------------------------------------------------------------------



Termination of GRIP II



         GRIP II will terminate upon the earliest to occur of:



(a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



         (b)      the termination of the contract for any reason; or



         (c)      the exercise of GRIP II.



         The election of GRIP II on a contract may not always be in your interest since an additional fee is imposed for this benefit.



GRIP II Fee



         The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity payments will be treated as a full withdrawal.

                                       ***



         GRIP II does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIP II should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIP II benefit.

                                   APPENDIX U



                        TABLE OF ACCUMULATION UNIT VALUES
            FOR CONTRACTS INVESTING IN SERIES I AND SERIES II SHARES
                        (REFLECTING ALL OPTIONAL RIDERS)



----------------------------------------------------------------------------------------------------------------------------------
                                                 SERIES I SHARES                                  SERIES II SHARES

                                  UNIT VALUE AT   UNIT VALUE AT   NUMBER OF UNITS   UNIT VALUE AT  UNIT VALUE AT  NUMBER OF  UNITS
         SUB ACCOUNT              START OF YEAR    END OF YEAR     AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
           2001                    $12.500000      $ 5.766322       113,931.414              N/A           N/A              N/A
           2002                      5.766322        3.556260       122,334.805      $ 12.500000    $11.355500          687.904
----------------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM EMERGING
 MARKETS TRUST
           2001                    $12.500000      $ 9.962106         5,232.701              N/A           N/A              N/A
           2002                      9.962106        8.557639        37,343.947      $ 12.500000    $ 9.902913        8,249.056
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS TRUST
           2001                    $12.500000      $ 7.834309        89,110.447              N/A           N/A              N/A
           2002                      7.834309        4.026511       103,744.623      $ 12.500000    $ 9.933943        4,823.039
----------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
           2001                    $12.500000      $ 6.384603       856,271.193              N/A           N/A              N/A
           2002                      6.384603        3.714314       883,959.315      $ 12.500000    $ 9.286347       56,474.446
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP
 TRUST
           2001                    $12.500000      $ 8.677144       129,049.141              N/A           N/A              N/A
           2002                      8.677144        7.096787        96,616.473      $ 12.500000    $ 9.862977       17,903.041
----------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES TRUST
           2001                    $12.500000      $13.377271       201,378.698              N/A           N/A              N/A
           2002                     13.377271        9.559388       324,941.469      $ 12.500000    $10.609094       94,381.790
----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH TRUST
           2001                    $12.500000      $ 9.004226       383,969.297              N/A           N/A              N/A
           2002                      9.004226        6.635785       501,204.102      $ 12.500000    $ 9.547160      184,125.020
----------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Trust
           2001                    $12.500000      $ 9.070108       262,187.415              N/A           N/A              N/A
           2002                      9.070108        6.306645       358,630.324      $ 12.500000    $ 9.534360       78,437.769
----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY BLEND TRUST
           2001                    $12.500000      $10.662451       188,906.971              N/A           N/A              N/A
           2002                     10.662451        7.795805       261,398.516      $ 12.500000    $ 9.065104       84,913.321
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Trust
           2001                    $12.500000      $11.889003        45,673.534              N/A           N/A              N/A
           2002                     11.889003        9.169150       104,052.163      $ 12.500000    $ 9.481357       53,983.858
----------------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH TRUST
           2001                    $12.500000      $ 6.269929       363,236.086              N/A           N/A              N/A
           2002                      6.269929        4.411393       399,683.679      $ 12.500000    $10.099872       40,526.761
----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH TRUST
           2001                    $12.500000      $10.343827       132,998.639              N/A           N/A              N/A
           2002                     10.343827        7.073363       213,904.921      $ 12.500000    $ 9.673348       34,396.619
----------------------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES TRUST
           2001                    $12.500000      $10.462406        84,845.853              N/A           N/A              N/A
           2002                     10.462406        7.170404       152,754.291      $ 12.500000    $ 9.401830        9,673.765
----------------------------------------------------------------------------------------------------------------------------------


PRO                                    U-1

-------------------------------------------------------------------------------------------------------------------------------
                                                SERIES I SHARES                              SERIES II SHARES

                                  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF  UNITS
         SUB ACCOUNT              START OF YEAR   END OF YEAR    AT END OF YEAR  START OF YEAR   END OF YEAR    AT END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK TRUST
           2001                    $12.500000     $10.626573      377,123.000             N/A           N/A              N/A
           2002                     10.626573       8.081830      483,340.228     $ 12.500000    $10.094167      135,297.606
-------------------------------------------------------------------------------------------------------------------------------
ALL CAP GROWTH TRUST
           2001                    $12.500000     $ 8.840730      782,841.739             N/A           N/A              N/A
           2002                      8.840730       6.563514      678,676.064     $ 12.500000    $10.512943       48,487.064
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES TRUST
           2001                    $12.500000     $11.493242      150,906.700             N/A           N/A              N/A
           2002                     11.493242       9.269250      214,440.421     $ 12.500000    $10.224728      108,033.026
-------------------------------------------------------------------------------------------------------------------------------
OVERSEAS TRUST
           2001                    $12.500000     $ 9.676220      168,274.446             N/A           N/A              N/A
           2002                      9.676220       7.465702      204,670.112     $ 12.500000    $ 9.635314       27,021.833
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX TRUST
           2001                    $12.500000     $ 9.670086      187,745.232             N/A           N/A              N/A
           2002                      9.670086       7.868677       33,467.435     $ 12.500000    $10.135229       26,378.902
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK TRUST
           2001                    $12.500000     $ 9.653655      213,338.526             N/A           N/A              N/A
           2002                      9.653655       7.425008      257,699.666     $ 12.500000    $ 9.668789       45,002.961
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE TRUST
           2001                    $12.500000     $11.105217      223,671.152             N/A           N/A              N/A
           2002                     11.105217       8.961446      353,494.050     $ 12.500000    $ 9.767854       99,264.597
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION TRUST
           2001                    $12.500000     $ 9.420540      206.666.420             N/A           N/A              N/A
           2002                      9.420540       6.419588      376,676.602     $ 12.500000    $ 9.541218       92,222.153
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES TRUST
           2001                    $12.500000     $ 9.866815      529,537.128             N/A           N/A              N/A
           2002                      9.866815       5.933797      543,432.698     $ 12.500000    $ 8.192312       52,254.135
-------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP TRUST
           2001                    $12.500000     $10.077137       22,952.183             N/A           N/A              N/A
           2002                     10.077137       7.655635       37,240.121     $ 12.500000    $ 9.855924       24,669.620
-------------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX TRUST
           2001                    $12.500000     $11.881892       80,112.825             N/A           N/A              N/A
           2002                     11.881892       9.900179      153,143.584     $ 12.500000    $ 9.987129       54,596.766
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY TRUST
           2001                    $12.500000     $10.503647      250,396.992             N/A           N/A              N/A
           2002                     10.503647       8.344776      348,085.163     $ 12.500000    $10.312805       21,121.061
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH TRUST
           2001                    $12.500000     $10.887341      323,912.196             N/A           N/A              N/A
           2002                     10.887341       7.694426      438,975.824     $ 12.500000    $10.358833       79,918.638
-------------------------------------------------------------------------------------------------------------------------------
ALL CAP CORE TRUST
(FORMERLY GROWTH)
           2001                    $12.500000     $ 9.146718      328,102.911             N/A           N/A              N/A
           2002                      9.146718       6.716468      309,856.301     $ 12.500000    $10.512943       21,065.121
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH TRUST
           2001                    $12.500000     $ 9.907230      579,502.210             N/A           N/A              N/A
           2002                      9.907230       7.508544      833,739.962     $ 12.500000    $10.087755      188,631.777
-------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE TRUST
           2001                    $12.500000     $12.460579       91.709.327             N/A           N/A              N/A
           2002                     12.460579       8.831587      162,792.097     $ 12.500000    $ 9.650272       25,657.295
-------------------------------------------------------------------------------------------------------------------------------


PRO                                    U-2

------------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                  SERIES II SHARES

                                    UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
            SUB ACCOUNT             START OF YEAR    END OF YEAR      END OF YEAR      START OF YEAR   END OF YEAR   AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES TRUST
               2001                   $12.500000      $10.571147       170,803.278             N/A            N/A              N/A
               2002                    10.571147        7.558594       201,441.772      $12.500000     $ 9.800298       14,076.582
------------------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX TRUST
               2001                   $12.500000      $10.504899        59,444.747             N/A            N/A              N/A
               2002                    10.504899        8.120842       165,646.832      $12.500000     $10.200532       28,392.806
------------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY TRUST
               2001                   $12.500000      $ 9.240305       350,722.046             N/A            N/A              N/A
               2002                     9.240305        6.553994       302,232.332      $12.500000     $10.064849       23,728.970
------------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH TRUST
               2001                   $12.500000      $10.323946       979,632.253             N/A            N/A              N/A
               2002                    10.323946        7.679789     1,081,223.058      $12.500000     $10.202799      257,943.276
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES TRUST
               2001                   $12.500000      $ 9.234447       138,460.267             N/A            N/A              N/A
               2002                     9.234447        6.934069       158,319.656      $12.500000     $10.858817       49,696.406
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES TRUST
               2001                   $12.500000      $12.813379       142,336.817             N/A            N/A              N/A
               2002                    12.813379       12.909860       246,382.320      $12.500000     $11.814107       95,795.592
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE TRUST
               2001                   $12.500000      $12.909289       382,033.929             N/A            N/A              N/A
               2002                    12.909289       11.927287       601,173.294      $12.500000     $10.204261      356,262.222
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE TRUST
               2001                   $12.500000      $12.932106       462,766.077             N/A            N/A              N/A
               2002                    12.932106       11.417401       772,722.940      $12.500000     $10.826713      282,389.759
------------------------------------------------------------------------------------------------------------------------------------
VALUE TRUST
               2001                   $12.500000      $12.239648       365,985.966             N/A            N/A              N/A
               2002                    12.239648        9.279886       381,068.134      $12.500000     $ 9.490525       29,500.725
------------------------------------------------------------------------------------------------------------------------------------
500 INDEX TRUST
               2001                   $12.500000      $10.431377       514,816.261             N/A            N/A              N/A
               2002                    10.431377        7.937110       645,399.945      $12.500000     $10.206033      129,387.776
------------------------------------------------------------------------------------------------------------------------------------
TACTICAL ALLOCATION TRUST
               2001                   $12.500000      $10.321521       505,460.628             N/A            N/A              N/A
               2002                    10.321521        7.784656       629,487.979      $12.500000     $10.133403       36,804.229
------------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUETRUST
               2001                   $12.500000      $11.588922       536,341.153             N/A            N/A              N/A
               2002                    11.588922        9.537531       901,302.126      $12.500000     $10.543153      160,672.382
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME TRUST
               2001                   $12.500000      $10.683054     1,258,235.424             N/A            N/A              N/A
               2002                    10.683054        7.939127     1,381,938.170      $12.500000     $10.287061      134,049.393
------------------------------------------------------------------------------------------------------------------------------------
U. S. LARGE CAP VALUE TRUST
               2001                   $12.500000      $11.489880       839,168.430             N/A            N/A              N/A
               2002                    11.489880        8.442592       970,148.112      $12.500000     $ 9.896515      192,923.626
------------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME TRUST
               2001                   $12.500000      $12.431003       887,859.440             N/A            N/A              N/A
               2002                    12.431003       10.587437     1,217,712.886      $12.500000     $10.402456      371,473.259
------------------------------------------------------------------------------------------------------------------------------------
INCOME & VALUE TRUST
               2001                   $12.500000      $12.016868       264,001.658             N/A            N/A              N/A
               2002                    12.016868        9.922116       365,286.580      $12.500000     $10.827493       72,848.766
------------------------------------------------------------------------------------------------------------------------------------


PRO                                    U-3

------------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                  SERIES II SHARES

                                    UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
            SUB ACCOUNT             START OF YEAR    END OF YEAR      END OF YEAR      START OF YEAR   END OF YEAR   AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
BALANCED TRUST
               2001                   $12.500000      $10.543217        89,878.616             N/A            N/A              N/A
               2002                    10.543217        8.867822        90,989.969      $12.500000     $11.256765       63,535.606
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD TRUST
               2001                   $12.500000      $10.900449       168,652.436             N/A            N/A              N/A
               2002                    10.900449        9.970050       270,618.875      $12.500000     $11.695011       58,162.593
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND TRUST
               2001                   $12.500000      $12.967269       246,560.893             N/A            N/A              N/A
               2002                    12.967269       13.877061       335,839.443      $12.500000     $13.015815       43,647.109
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND TRUST
               2001                   $12.500000      $12.446362        59,230.223             N/A            N/A              N/A
               2002                    12.446362       14.684326       156,671.047      $12.500000     $14.286287       81,715.466
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
               2001                   $12.500000      $13.302764     1,198,005.819             N/A            N/A              N/A
               2002                    13.302764       14.308804     1,828,207.433      $12.500000     $13.308465      468,632.942
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND TRUST
               2001                   $12.500000      $13.073356       480,844.138             N/A            N/A              N/A
               2002                    13.073356       14.115980       625,558.020      $12.500000     $13.320113      134,683.237
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND TRUST
               2001                   $12.500000      $13.029001       407,304.883             N/A            N/A              N/A
               2002                    13.029001       13.770113       512,953.952      $12.500000     $13.168794       53,427.865
------------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT SECURITIES TRUST
               2001                   $12.500000      $13.081938       573,570.977             N/A            N/A              N/A
               2002                    13.081938       13.875709     1,241,175.343      $12.500000     $13.095078      503,856.305
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST
               2001                   $12.500000      $12.679643     2,126,685.476             N/A            N/A              N/A
               2002                    12.679643       12.599861     1,934,402.597      $12.500000     $12.431204      818,114.775
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE AGGRESSIVE 1000 TRUST
               2001                   $12.500000      $10.344632       191,039.669             N/A            N/A              N/A
               2002                    10.344632        8.055893       319,249.126      $12.500000     $ 9.998998       86,049.170
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE GROWTH 820 TRUST
               2001                   $12.500000      $10.918093       857,297.939             N/A            N/A              N/A
               2002                    10.918093        9.023879     1,278,861.347      $12.500000     $10.659720      365,981.539
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE BALANCED 640 TRUST
               2001                   $12.500000      $11.493504     1,321,348.789             N/A            N/A              N/A
               2002                    11.493504       10.165146     2,066,404.928      $12.500000     $11.326188      412,922.440
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
               2001                   $12.500000      $12.006535       284,407.391             N/A            N/A              N/A
               2002                    12.006535       11.315989       606,819.564      $12.500000     $11.880709      199,315.000
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE 280 TRUST
               2001                   $12.500000      $12.584297       158,202.102             N/A            N/A              N/A
               2002                    12.584297       12.572600       530,281.427      $12.500000     $12.462996      144,976.536
------------------------------------------------------------------------------------------------------------------------------------



Units under this series of contracts were first credited under the subaccounts on January 29, 2001 except in the following instances:



         Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.


PRO                                    U-4

                        TABLE OF ACCUMULATION UNIT VALUES
            FOR CONTRACTS INVESTING IN SERIES I AND SERIES II SHARES
                         (REFLECTING NO OPTIONAL RIDERS)



------------------------------------------------------------------------------------------------------------------------------------
                                                    SERIES I SHARES                                 SERIES II SHARES

                                    UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
            SUB ACCOUNT             START OF YEAR    END OF YEAR      END OF YEAR      START OF YEAR   END OF YEAR   AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
                2000                  $12.500000      $ 6.958782     1,928,784.346             N/A            N/A              N/A
                2001                    6.958782        3.693226     2,239,992.840             N/A            N/A              N/A
                2002                    3.693226        2.283434     1,671,063.079      $12.500000     $11.373605       36,223.567
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM EMERGING MARKETS TRUST
                1997                  $12.500000      $ 7.956465        24,331.413             N/A            N/A              N/A
                1998                    7.956465        7.472906       100,759.865             N/A            N/A              N/A
                1999                    7.472906       11.984246     1,419,029.854             N/A            N/A              N/A
                2000                   11.984246        8.924717     1,689,415.597             N/A            N/A              N/A
                2001                    8.924717        7.154529     1,204,917.210             N/A            N/A              N/A
                2002                    7.154529        6.161288     1,090,442.623      $12.500000     $ 9.918704      117,626.223
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS TRUST
                2001                  $12.500000      $ 7.847530       218,990.814             N/A            N/A              N/A
                2002                    7.847530        4.043448       156,194.590      $12.500000     $ 9.949775       60,154.931
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
                1998                  $12.500000      $10.983380       156,835.597             N/A            N/A              N/A
                1999                   10.983380       15.499402       867,806.448             N/A            N/A              N/A
                2000                   15.499402       30.445751     6,241,520.234             N/A            N/A              N/A
                2001                   30.445751       19.767418    12,915,806.367             N/A            N/A              N/A
                2002                   19.767418        6.667934     8,121,805.423      $12.500000     $ 9.301177      189,623.233
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP TRUST
                1997                  $12.500000      $11.841960        71,206.249             N/A            N/A              N/A
                1998                   11.841960       13.042850       306,704.670             N/A            N/A              N/A
                1999                   13.042850       23.749328       744,862.852             N/A            N/A              N/A
                2000                   23.749328       16.566096     2,517,221.287             N/A            N/A              N/A
                2001                   16.566096       11.237365     1,890,752.520             N/A            N/A              N/A
                2002                   11.237365        9.213754     1,448,846.758      $12.500000     $ 9.878693       53,742.841
------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES TRUST
                2001                  $12.500000      $13.399749       629,383.581             N/A            N/A              N/A
                2002                   13.399749        9.599480       826,002.368      $12.500000     $10.626002      187,281.128
------------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH TRUST
                1997                  $12.500000      $11.595531        66,641.217             N/A            N/A              N/A
                1998                   11.595531       11.910371       318,767.400             N/A            N/A              N/A
                1999                   11.910371       15.594503     1,500,019.874             N/A            N/A              N/A
                2000                   15.594503       15.815609     6,158,356.010             N/A            N/A              N/A
                2001                   15.815609       11.525066     5,299,654.662             N/A            N/A              N/A
                2002                   11.525066        8.514850     4,191,450.317      $12.500000     $ 9.562387      198,981.749
------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Trust
                1997                  $12.500000      $13.088401        88,228.592             N/A            N/A              N/A
                1998                   13.088401       12.896270       447,688.130             N/A            N/A              N/A
                1999                   12.896270       22.035674       918,232.537             N/A            N/A              N/A
                2000                   22.035674       20.764734     3,242,423.719             N/A            N/A              N/A
                2001                   20.764734       15.895834     2,759,819.188             N/A            N/A              N/A
                2002                   15.895834       11.080471     2,358,049.851      $12.500000     $ 9.549569      197,065.794
------------------------------------------------------------------------------------------------------------------------------------


PRO                                    U-5

------------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                  SERIES II SHARES

                                    UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
            SUB ACCOUNT             START OF YEAR    END OF YEAR      END OF YEAR      START OF YEAR   END OF YEAR   AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY BLEND TRUST
                1999                  $12.500000      $15.906411       729,933.633             N/A            N/A              N/A
                2000                   15.906411       12.570556     1,799,228.616             N/A            N/A              N/A
                2001                   12.570556       12.090352     2,118,010.196             N/A            N/A              N/A
                2002                   12.090352        8.861975     2,033,423.855      $12.500000     $ 9.079542      164,330.557
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Trust
                2000                  $12.500000      $11.584805       145,547.544             N/A            N/A              N/A
                2001                   11.584050       11.576533       396,856.235             N/A            N/A              N/A
                2002                   11.576533        8.950555       658,426.241      $12.500000     $ 9.496475      140,284.541
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH TRUST
                2000                  $12.500000      $ 7.899193     3,937,815.503             N/A            N/A              N/A
                2001                    7.899193        4.647016     4,546,109.014             N/A            N/A              N/A
                2002                    4.647016        3.277745     3,560,014.177      $12.500000     $10.115972       54,044.726
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH TRUST
                2001                  $12.500000      $10.361265       390,250.662             N/A            N/A              N/A
                2002                   10.361265        7.103066       481,319.564      $12.500000     $ 9.688769      134,351.916
------------------------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES TRUST
                2001                  $12.500000      $10.480032       142,848.616             N/A            N/A              N/A
                2002                   10.480032        7.200505       250,251.434      $12.500000     $ 9.416825       60,695.533
------------------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK TRUST
                1999                  $12.500000      $12.471106       751,641.942             N/A            N/A              N/A
                2000                   12.471106       11.792364     2,050,855.249             N/A            N/A              N/A
                2001                   11.792364       10.333419     2,559,840.498             N/A            N/A              N/A
                2002                   10.333419        7.878591     2,362,286.900      $12.500000     $10.110257      224,592.326
------------------------------------------------------------------------------------------------------------------------------------
ALL CAP GROWTH TRUST
                1997                  $12.500000      $12.153015       185,064.437             N/A            N/A              N/A
                1998                   12.153015       15.351927     1,055,511.533             N/A            N/A              N/A
                1999                   15.351927       21.871173     3,396,125.049             N/A            N/A              N/A
                2000                   21.871173       19.211930     8,283,310.084             N/A            N/A              N/A
                2001                   19.211930       14.417921     7,107,575.219             N/A            N/A              N/A
                2002                   14.417921       10.730980     5,232,726.570      $12.500000     $10.027750      141,025.860
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES TRUST
                2001                  $12.500000      $11.512580       309,851.838             N/A            N/A              N/A
                2002                   11.512580        9.308121       461,220.605      $12.500000     $10.241025      125,126.671
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS TRUST
                1997                  $12.500000      $11.688584        97,919.266             N/A            N/A              N/A
                1998                   11.688584       12.423604       463,080.520             N/A            N/A              N/A
                1999                   12.423604       17.203799     1,613,874.381             N/A            N/A              N/A
                2000                   17.203799       13.768330     4,749,264.278             N/A            N/A              N/A
                2001                   13.768330       10.695465     3,988,580.568             N/A            N/A              N/A
                2002                   10.695465        8.272807     3,151,001.375      $12.500000     $ 9.650679       92,274.021
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX TRUST
                2000                  $12.500000      $11.156110       191,428.159             N/A            N/A              N/A
                2001                   11.156110        8.522331       288,177.051             N/A            N/A              N/A
                2002                    8.522331        6.952116       402,435.524      $12.500000     $10.151381       69,944.299
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK TRUST
                1997                  $12.500000      $11.346605        78,202.593             N/A            N/A              N/A
                1998                   11.346605       12.838403       357,481.534             N/A            N/A              N/A
                1999                   12.838403       16.397239     1,046,739.325             N/A            N/A              N/A
                2000                   16.397239       13.470191     2,449,905.522             N/A            N/A              N/A
                2001                   13.470191       10.405088     2,311,974.007             N/A            N/A              N/A
                2002                   10.405088        8.023041     2,021,989.972      $12.500000     $ 9.684206      116,451.010
------------------------------------------------------------------------------------------------------------------------------------


PRO                                    U-6

------------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                  SERIES II SHARES

                                    UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
            SUB ACCOUNT             START OF YEAR    END OF YEAR      END OF YEAR      START OF YEAR   END OF YEAR   AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE TRUST
                1999                  $12.500000      $12.847324       644,472.090             N/A            N/A              N/A
                2000                   12.847324       11.832776     1,730,753.878             N/A            N/A              N/A
                2001                   11.832776       10.487935     1,904,560.860             N/A            N/A              N/A
                2002                   10.487935        8.484548     2,265,922.812      $12.500000     $ 9.783417      529,848.279
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION TRUST
                2000                  $12.500000      $10.942940         8,808.809             N/A            N/A              N/A
                2001                   10.942940        8.789532       410,617.750             N/A            N/A              N/A
                2002                    8.789532        6.004624       877,164.113      $12.500000     $ 9.556431      124,844.357
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES TRUST
                1997                  $12.500000      $12.479231       339,520.345             N/A            N/A              N/A
                1998                   12.479231       13.443090     1,557,309.071             N/A            N/A              N/A
                1999                   13.443090       16.909177     4,471,998.278             N/A            N/A              N/A
                2000                   16.909177       15.588834     6,981,029.014             N/A            N/A              N/A
                2001                   15.588834       13.006127     6,742,759.250             N/A            N/A              N/A
                2002                   13.006127        7.841378     5,215,402.945      $12.500000     $ 8.205378      153,799.074
------------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP TRUST
                2001                  $12.500000      $10.094110        46,229.845             N/A            N/A              N/A
                2002                   10.094110        7.687774       143,377.977      $12.500000     $ 9.871642       26,783.009
------------------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX TRUST
                2000                  $12.500000      $13.258777       266,761.945             N/A            N/A              N/A
                2001                   13.258777       12.826946       577,732.443             N/A            N/A              N/A
                2002                   12.826946       10.714408       870,042.332      $12.500000     $10.003045      165,624.045
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY TRUST
                1997                  $12.500000      $12.616506       195,153.440             N/A            N/A              N/A
                1998                   12.616506       13.944724     1,124,988.705             N/A            N/A              N/A
                1999                   13.944724       14.232856     2,778,245.240             N/A            N/A              N/A
                2000                   14.232856       15.723185     2,821,568.872             N/A            N/A              N/A
                2001                   15.723185       12.988963     2,616,085.594             N/A            N/A              N/A
                2002                   12.988963       10.345146     2,148,185.782      $12.500000     $10.329245      110,632.422
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH TRUST
                2001                  $12.500000      $10.905675       534,087.877             N/A            N/A              N/A
                2002                   10.905675        7.726717       720,801.488      $12.500000     $10.375343      136,438.387
------------------------------------------------------------------------------------------------------------------------------------
ALL CAP CORE TRUST (FORMERLY
GROWTH)
                1997                  $12.500000      $12.257373       208,996.758             N/A            N/A              N/A
                1998                   12.257373       14.929659       995,527.438             N/A            N/A              N/A
                1999                   14.929659       20.209678     4,080,687.304             N/A            N/A              N/A
                2000                   20.209678       14.469646     8,064,385.754             N/A            N/A              N/A
                2001                   14.469646       11.201832     6,084,619.828             N/A            N/A              N/A
                2002                   11.201832        8.246174     4,509,264.989      $12.500000     $10.529703       39,486.140
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH TRUST
                1997                  $12.500000      $12.605559        19,303.997             N/A            N/A              N/A
                1998                   12.605559       14.785253       191,996.850             N/A            N/A              N/A
                1999                   14.785253       18.238886     2,373,174.541             N/A            N/A              N/A
                2000                   18.238886       15.400808     6,809,885.508             N/A            N/A              N/A
                2001                   15.400808       12.461213     6,562,504.856             N/A            N/A              N/A
                2002                   12.461213        9.467861     5,621,064.833      $12.500000     $10.103824      408,713.161
------------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE TRUST
                2001                  $12.500000      $12.481529       234,580.480             N/A            N/A              N/A
                2002                   12.481529        8.868637       455,621.130      $12.500000     $ 9.665656       74,509.026
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES TRUST
                2001                  $12.500000      $10.588948       515,544.572             N/A            N/A              N/A
                2002                   10.588948        7.590316       644,918.827      $12.500000     $ 9.815931      104,874.228
------------------------------------------------------------------------------------------------------------------------------------


PRO                                    U-7

------------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                  SERIES II SHARES

                                    UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
            SUB ACCOUNT             START OF YEAR    END OF YEAR      END OF YEAR      START OF YEAR   END OF YEAR   AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX TRUST
                2000                  $12.500000      $11.131148       570,701.295             N/A            N/A              N/A
                2001                   11.131148        9.708403       768,745.242             N/A            N/A              N/A
                2002                    9.708403        7.523933       850,267.597      $12.500000     $10.216781       57,793.243
------------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY TRUST
                1997                  $12.500000      $12.572103        66,662.192             N/A            N/A              N/A
                1998                   12.572103       15.640646       291,663.784             N/A            N/A              N/A
                1999                   15.640646       18.834509     1,707,382.198             N/A            N/A              N/A
                2000                   18.834509       19.714449     3,794,635.752             N/A            N/A              N/A
                2001                   19.714449       14.954450     3,290,550.053             N/A            N/A              N/A
                2002                   14.954450       10.633556     2,407,426.462      $12.500000     $10.080894       48,749.354
------------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH TRUST
                1997                  $12.500000      $12.831858       373,367.759             N/A            N/A              N/A
                1998                   12.831858       16.234822     3,048,540.169             N/A            N/A              N/A
                1999                   16.234822       19.091275    10,866,171.119             N/A            N/A              N/A
                2000                   19.091275       18.279370    17,641,988.783             N/A            N/A              N/A
                2001                   18.279370       15.367363    15,305,956.132             N/A            N/A              N/A
                2002                   15.367363       11.460183    12,089,341.217      $12.500000     $10.219054      418,887.512
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES TRUST
                2001                  $12.500000      $ 9.250000       244,504.860             N/A            N/A              N/A
                2002                    9.250000        6.963153       323,742.201      $12.500000     $10.876103       89,246.311
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES TRUST
                1997                  $12.500000      $13.563334        59,872.571             N/A            N/A              N/A
                1998                   13.563334       11.158599       255,677.706             N/A            N/A              N/A
                1999                   11.158599       10.107930       441,160.221             N/A            N/A              N/A
                2000                   10.107930       12.511528       883,569.702             N/A            N/A              N/A
                2001                   12.511528       12.705913     1,226,429.009             N/A            N/A              N/A
                2002                   12.705913       12.833632     1,659,102.187      $12.500000     $11.832903      366,718.629
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE TRUST
                1997                  $12.500000      $11.893914        44,766.859             N/A            N/A              N/A
                1998                   11.893914       11.157770       660,344.943             N/A            N/A              N/A
                1999                   11.157770       11.864553       896,371.171             N/A            N/A              N/A
                2000                   11.864553       12.375754     1,032,905.197             N/A            N/A              N/A
                2001                   12.375754       12.980850     1,949,756.931             N/A            N/A              N/A
                2002                   12.980850       12.023458     3,001,997.134      $12.500000     $10.220525      501,815.853
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE TRUST
                2001                  $12.500000      $12.953850       816,529.821             N/A            N/A              N/A
                2002                   12.953850       11.465270     2,138,732.288      $12.500000     $10.843968      652,613.828
------------------------------------------------------------------------------------------------------------------------------------
VALUE TRUST
                1997                  $12.500000      $12.435876       298,712.666             N/A            N/A              N/A
                1998                   12.435876       12.033566     1,262,760.931             N/A            N/A              N/A
                1999                   12.033566       11.517818     1,929,431.464             N/A            N/A              N/A
                2000                   11.517818       14.127502     2,384,540.116             N/A            N/A              N/A
                2001                   14.127502       14.384678     4,020,291.786             N/A            N/A              N/A
                2002                   14.384678       10.933568     3,536,005.575      $12.500000     $ 9.505656      134,449.442
------------------------------------------------------------------------------------------------------------------------------------
500 INDEX TRUST
                2000                  $12.500000      $11.189592     1,351,791.127             N/A            N/A              N/A
                2001                   11.189592        9.653637     3,091,176.108             N/A            N/A              N/A
                2002                    9.653637        7.363756     3,415,566.553      $12.500000     $10.222295      411,631.580
------------------------------------------------------------------------------------------------------------------------------------
TACTICAL ALLOCATION TRUST
                2000                  $12.500000      $11.978173       681,228.844             N/A            N/A              N/A
                2001                   11.978173       10.214321     1,240,468.132             N/A            N/A              N/A
                2002                   10.214321        7.723126     1,128,030.340      $12.500000     $10.149550       64,984.363
------------------------------------------------------------------------------------------------------------------------------------


PRO                                    U-8

------------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                  SERIES II SHARES

                                    UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
            SUB ACCOUNT             START OF YEAR    END OF YEAR      END OF YEAR      START OF YEAR   END OF YEAR   AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE TRUST
                2001                  $12.500000      $11.608415     1,333,345.237             N/A            N/A              N/A
                2002                   11.608415        9.577517     2,025,162.637      $12.500000     $10.559943      722,275.467
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME TRUST
                1997                  $12.500000      $12.692204       778,391.503             N/A            N/A              N/A
                1998                   12.692204       15.811724     4,876,965.282             N/A            N/A              N/A
                1999                   15.811724       18.506889    16,148,311.797             N/A            N/A              N/A
                2000                   18.506889       16.924924    23,453,262.001             N/A            N/A              N/A
                2001                   16.924924       14.783474    20,745,941.536             N/A            N/A              N/A
                2002                   14.783474       11.013910    16,091,326.601      $12.500000     $10.303460      412,347.513
------------------------------------------------------------------------------------------------------------------------------------
U. S. LARGE CAP VALUE TRUST
                1999                  $12.500000      $12.708630     3,259,257.566             N/A            N/A              N/A
                2000                   12.708630       12.862059     6,201,104.761             N/A            N/A              N/A
                2001                   12.862059       12.340662     6,796,334.417             N/A            N/A              N/A
                2002                   12.340662        9.090472     6,231,732.407      $12.500000     $ 9.912272      611,671.280
------------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME TRUST
                1997                  $12.500000      $13.251413       411,414.749             N/A            N/A              N/A
                1998                   13.251413       14.249466     2,050,162.371             N/A            N/A              N/A
                1999                   14.249446       14.507362     5,176,955.371             N/A            N/A              N/A
                2000                   14.507362       16.140990     5,986,440.689             N/A            N/A              N/A
                2001                   16.140990       16.096393     7,841,274.999             N/A            N/A              N/A
                2002                   16.096393       13.743601     7,402,803.799      $12.500000     $10.419024      766,558.255
------------------------------------------------------------------------------------------------------------------------------------
INCOME & VALUE TRUST
                1997                  $12.500000      $12.705736        59,162.304             N/A            N/A              N/A
                1998                   12.705736       14.398732       277,338.588             N/A            N/A              N/A
                1999                   14.398732       15.408317     1,754,763.785             N/A            N/A              N/A
                2000                   15.408317       15.921242     2,227,060.812             N/A            N/A              N/A
                2001                   15.921242       15.828793     2,843,643.958             N/A            N/A              N/A
                2002                   15.828793       13.102316     2,859,787.339      $12.500000     $10.844734      310,936.851
------------------------------------------------------------------------------------------------------------------------------------
BALANCED TRUST
                1997                  $12.500000      $12.798613       155,469.589             N/A            N/A              N/A
                1998                   12.798613       14.397307       705,998.837             N/A            N/A              N/A
                1999                   14.397307       13.941569     1,864,061.244             N/A            N/A              N/A
                2000                   13.941569       12.446809     2,035,162.992             N/A            N/A              N/A
                2001                   12.446809       11.004909     2,096,977.087             N/A            N/A              N/A
                2002                   11.004909        9.279347     1,820,478.027      $12.500000     $11.274688       68,683.505
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD TRUST
                1997                  $12.500000      $12.864277       205,432.892             N/A            N/A              N/A
                1998                   12.864277       13.018749     1,187,037.940             N/A            N/A              N/A
                1999                   13.018749       13.844359     2,124,866.783             N/A            N/A              N/A
                2000                   13.844359       12.409523     2,688,001.223             N/A            N/A              N/A
                2001                   12.409523       11.548229     2,783,660.971             N/A            N/A              N/A
                2002                   11.548229       10.588976     2,813,244.149      $12.500000     $11.713618      182,040.911
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND TRUST
                1997                  $12.500000      $12.793187       201,747.245             N/A            N/A              N/A
                1998                   12.793187       12.761400     1,279,415.503             N/A            N/A              N/A
                1999                   12.761400       12.844300     1,957,762.473             N/A            N/A              N/A
                2000                   12.844300       13.581019     2,239,398.820             N/A            N/A              N/A
                2001                   13.581019       14.205813     2,143,847.244             N/A            N/A              N/A
                2002                   14.205813       15.240557     2,057,355.768      $12.500000     $13.036506      189,216.909
------------------------------------------------------------------------------------------------------------------------------------


PRO                                    U-9

------------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                  SERIES II SHARES

                                    UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
            SUB ACCOUNT             START OF YEAR    END OF YEAR      END OF YEAR      START OF YEAR   END OF YEAR   AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND TRUST
                1997                  $12.500000      $12.850434        45,990.746             N/A            N/A              N/A
                1998                   12.850434       13.615563       184,398.545             N/A            N/A              N/A
                1999                   13.615563       12.511533       554,822.837             N/A            N/A              N/A
                2000                   12.511533       12.526713       729,483.838             N/A            N/A              N/A
                2001                   12.526713       12.397792       584,519.191             N/A            N/A              N/A
                2002                   12.397792       14.663597     1,326,115.271      $12.500000     $14.308974      221,118.254
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
                1999                  $12.500000      $12.243486     1,482,395.274             N/A            N/A              N/A
                2000                   12.243486       13.370675     3,738,958.407             N/A            N/A              N/A
                2001                   13.370675       14.254028     6,407,508.433             N/A            N/A              N/A
                2002                   14.254028       15.370379     8,198,918.199      $12.500000     $13.329613    1,898,403.399
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND TRUST
                1997                  $12.500000      $12.932971        75,627.863             N/A            N/A              N/A
                1998                   12.932971       13.845626       795,132.846             N/A            N/A              N/A
                1999                   13.845626       13.388502     2,117,952.360             N/A            N/A              N/A
                2000                   13.388502       14.422789     2,573,832.905             N/A            N/A              N/A
                2001                   14.422789       15.240703     3,589,399.506             N/A            N/A              N/A
                2002                   15.240703       16.497349     3,656,083.557      $12.500000     $13.341290      200,438.251
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND TRUST
                1997                  $12.500000      $12.768031        25,278.234             N/A            N/A              N/A
                1998                   12.768031       13.914540       162,214.705             N/A            N/A              N/A
                1999                   13.914540       13.798700       782,445.430             N/A            N/A              N/A
                2000                   13.798700       14.989755     1,367,338.526             N/A            N/A              N/A
                2001                   14.989755       15.803857     2,281,380.429             N/A            N/A              N/A
                2002                   15.803857       16.744607     2,442,822.043      $12.500000     $13.189736      179,875.924
------------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT SECURITIES TRUST
                1997                  $12.500000      $12.898929        49,384.296             N/A            N/A              N/A
                1998                   12.898929       13.651980       558,901.273             N/A            N/A              N/A
                1999                   13.651980       13.411398     1,669,225.469             N/A            N/A              N/A
                2000                   13.411398       14.641155     2,104,301.272             N/A            N/A              N/A
                2001                   14.641155       15.428294     3,925,937.510             N/A            N/A              N/A
                2002                   15.428294       16.405395     5,655,001.466      $12.500000     $13.115897    1,388,585.742
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST
                1997                  $12.500000      $12.682927       431,878.733             N/A            N/A              N/A
                1998                   12.682927       13.123053     1,949,743.402             N/A            N/A              N/A
                1999                   13.123053       13.515626     9,877,862.311             N/A            N/A              N/A
                2000                   13.515626       14.090782    10,380,387.611             N/A            N/A              N/A
                2001                   14.090782       14.370287    15,483,458.333             N/A            N/A              N/A
                2002                   14.370287       14.315606    12,668,416.489      $12.500000     $12.450973    2,789,943.306
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE AGGRESSIVE 1000 TRUST
                1997                  $12.500000      $12.184094        54,685.065             N/A            N/A              N/A
                1998                   12.184094       12.579492       369,032.152             N/A            N/A              N/A
                1999                   12.579492       14.195565       832,851.584             N/A            N/A              N/A
                2000                   14.195565       13.263783     1,664,008.412             N/A            N/A              N/A
                2001                   13.263783       11.272948     2,043,538.746             N/A            N/A              N/A
                2002                   11.272948        8.800835     1,906,306.067      $12.500000     $10.014935      469,497.088
------------------------------------------------------------------------------------------------------------------------------------


PRO                                   U-10

------------------------------------------------------------------------------------------------------------------------------------
                                                   SERIES I SHARES                                  SERIES II SHARES

                                    UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
            SUB ACCOUNT             START OF YEAR    END OF YEAR      END OF YEAR      START OF YEAR   END OF YEAR   AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE GROWTH 820 TRUST
                1997                  $12.500000      $12.418021       722,945.165             N/A            N/A              N/A
                1998                   12.418021       12.985550     2,996,409.085             N/A            N/A              N/A
                1999                   12.985550       14.903883     4,346,394.820             N/A            N/A              N/A
                2000                   14.903883       14.237879     6,749,479.206             N/A            N/A              N/A
                2001                   14.237879       12.750370     8,372,800.976             N/A            N/A              N/A
                2002                   12.750370       10.564695     8,238,472.501      $12.500000     $10.676694    1,647,422.631
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE BALANCED 640 TRUST
                1997                  $12.500000      $12.545543       819,161.076             N/A            N/A              N/A
                1998                   12.545543       13.059244     3,939,117.609             N/A            N/A              N/A
                1999                   13.059244       14.456141     5,729,759.654             N/A            N/A              N/A
                2000                   14.456141       14.594658     7,621,122.439             N/A            N/A              N/A
                2001                   14.594658       13.682573     9,273,002.764             N/A            N/A              N/A
                2002                   13.682573       12.131533    10,276,309.218      $12.500000     $11.344216    2,169,688.810
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
                1997                  $12.500000      $12.686656       107,584.170             N/A            N/A              N/A
                1998                   12.686656       13.711730     1,295,671.881             N/A            N/A              N/A
                1999                   13.711730       14.566774     2,395,187.413             N/A            N/A              N/A
                2000                   14.566774       14.954083     2,599,476.266             N/A            N/A              N/A
                2001                   14.954083       14.561752     3,127,339.081             N/A            N/A              N/A
                2002                   14.561752       13.758615     3,497,437.559      $12.500000     $11.899608      859,403.417
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE 280 TRUST
                1997                  $12.500000      $12.839861        47,679.118             N/A            N/A              N/A
                1998                   12.839861       13.933826       839,361.780             N/A            N/A              N/A
                1999                   13.933826       14.296546     1,593,352.835             N/A            N/A              N/A
                2000                   14.296546       15.160940     1,562,852.758             N/A            N/A              N/A
                2001                   15.160940       15.407658     2,000,112.909             N/A            N/A              N/A
                2002                   15.407658       15.431874     2,420,640.719      $12.500000     $12.482816      483,477.623
------------------------------------------------------------------------------------------------------------------------------------



Units under this series of contracts were first credited under the subaccounts on August 4, 1997 except in the following instances:



         Small Company Value Trust where units were first credited on October 1, 1997.



         Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.



         Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.



         Capital Appreciation Trust where units were first credited on November 1, 2000.



         Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.


PRO                                   U-11

                                     PART B

                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                  MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
--------------------------------------------------------------------------------

                                       OF

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.

      The date of this Statement of Additional Information is May 1, 2003.

                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                 (617) 663-3000
                                 (800) 344-1029

--------------------------------------------------------------------------------


Vantage / Vantage MLIM .SAI 5/03

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.......................................       3
PERFORMANCE DATA......................................................       3
ACCUMULATION UNIT VALUES..............................................       3
SERVICES
       Independent Auditors...........................................       4
       Servicing Agent................................................       4
       Principal Underwriter..........................................       4
APPENDIX A - PERFORMANCE DATA TABLES
       - MIT Trust and Merrill and American Fund Portfolios...........     A-1
APPENDIX B - ACCUMULATION UNIT VALUE TABLES
       - MIT Trust Portfolios.........................................     B-1
       - Merrill Lynch Portfolios.....................................    B-15
APPENDIX C - AUDITED FINANCIAL STATEMENTS.............................     C-1

                         GENERAL INFORMATION AND HISTORY

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

         The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

         Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -        redemption at the end of the time period, and

         -        no redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -        ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

         -        inception date of the portfolio, or

         -        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate total return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges -mortality and expense risk fees and administrative fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and does not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of this contract, August 4, 1997, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us or by

Manulife North America, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.






         On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of the following sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996: Pacific Rim Emerging Markets, Real Estate Securities, Balanced, Money Market and Quantitative Equity.

         Performance for each of the following sub-accounts is based upon the historical performance of the American Fund Insurance Series portfolio, adjusted to reflect current Trust charges and contract charges: American International, American Growth, American Growth-Income and American Blue Chip-Income.



         For periods prior to January 28, 2002, Series II performance reflects the performance of Series I which has a lower Rule 12b-1 fee. Had the performance during this period reflected the higher Series II Rule 12b-1 fee, the performance would have be lower.


         In addition to the non-standardized returns, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust or Merrill Variable Funds may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                         ACCUMULATION UNIT VALUE TABLES


There are three accumulation unit value tables. The first tables reflects the fees for the Annual Step Death Benefit available for contracts issued prior to January 29, 2001, the second table reflects the fees for the Annual Step Death Benefit available for contract issued on or after January 29, 2001 and the third table reflects the fees for GEM. The prospectus contains the following two additional accumulation unit value tables: one table reflecting the fees for all optional benefits (Annual Step Death Benefit available for contracts issued on or after January 29, 2001 and the fees for GEM) and a second table not reflecting the fees for any optional benefits. (See Appendix U of the prospectus)


                                    SERVICES

INDEPENDENT AUDITORS


         The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate Account A) at December 31, 2002 and for each of the two years in the period ended December 31, 2002, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at 200 Clarendon Street, Boston, MA 02116, and at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103-7096.


SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -        daily updates on:

                           -        accumulation unit values

                           -        variable annuity participants and
                                    transaction

                           -        agent production and commissions;

         -        semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -        semiannual statements for contract owners; and

         -        annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


         Manulife Financial Securities LLC ("MFS LLC") an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS") a Delaware limited liability company controlled by us, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MFS LLC in 2002 and MSS in 2001 and 2000 were

$275,138,774, $202,486,965 and $251,409,183, respectively. MFS LLC and MSS did not retain any of these amounts during such periods.

                                   APPENDIX A



                             Performance Data Tables

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                   FOR CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (Not Reflecting the Expenses of Any Optional Benefits)



                                                        SINCE INCEPTION
                                                          OR 10 YEARS,          INCEPTION
       PORTFOLIO            1 YEAR         5 YEAR     WHICHEVER IS SHORTER         DATE(A)
-----------------------------------------------------------------------------------------
Internet Technology         -42.62%           N/A            -47.95%             05/01/00
-----------------------------------------------------------------------------------------
Pacific Rim                 -20.40%         -6.04%           -11.40%             01/01/97
-----------------------------------------------------------------------------------------
Telecommunications          -52.05%           N/A            -50.98%             04/30/01
-----------------------------------------------------------------------------------------
Science & Technology        -45.83%        -10.46%            -7.36%             01/01/97
-----------------------------------------------------------------------------------------
International Small Cap     -24.17%         -5.95%            -3.20%             03/04/96
-----------------------------------------------------------------------------------------
Health Sciences             -33.64%           N/A            -18.50%             04/30/01
-----------------------------------------------------------------------------------------
Aggressive Growth           -31.59%         -7.03%            -6.00%             01/01/97
-----------------------------------------------------------------------------------------
Emerging Small Company      -35.41%         -4.36%            -1.04%             01/01/97
-----------------------------------------------------------------------------------------
Small Company Blend         -32.13%           N/A            -10.53%             05/03/99
-----------------------------------------------------------------------------------------
Small Cap Index             -28.45%           N/A            -14.14%             05/01/00
-----------------------------------------------------------------------------------------
Mid Cap Growth              -36.47%           N/A            -31.78%             04/30/01
-----------------------------------------------------------------------------------------
Mid Cap Opportunities       -36.33%           N/A            -31.23%             04/30/01
-----------------------------------------------------------------------------------------
Dynamic Growth              -34.65%           N/A            -40.67%             05/01/00
-----------------------------------------------------------------------------------------
Mid Cap Stock               -29.43%           N/A            -13.34%             05/03/99
-----------------------------------------------------------------------------------------
All Cap Growth              -31.09%         -3.55%             0.25%             03/04/96
-----------------------------------------------------------------------------------------
Financial Services          -25.21%           N/A            -19.98%             04/30/01
-----------------------------------------------------------------------------------------
International Stock         -28.64%         -7.72%            -6.18%             01/01/97
-----------------------------------------------------------------------------------------
Overseas                    -28.42%         -7.70%            -2.92%             01/09/95
-----------------------------------------------------------------------------------------
International Index         -24.55%           N/A            -21.81%             05/01/00
-----------------------------------------------------------------------------------------
International Value         -25.17%           N/A            -11.58%             05/03/99
-----------------------------------------------------------------------------------------
Strategic Opportunities     -44.03%         -9.86%             3.22%             06/18/85
-----------------------------------------------------------------------------------------
Quantitative Mid Cap        -29.51%           N/A            -28.53%             04/30/01
-----------------------------------------------------------------------------------------
Mid Cap Index               -22.76%           N/A             -8.22%             05/01/00
-----------------------------------------------------------------------------------------
Global Equity               -26.32%         -4.97%             4.13%             03/18/88
-----------------------------------------------------------------------------------------
Strategic Growth            -34.36%           N/A            -28.31%             04/30/01
-----------------------------------------------------------------------------------------
Capital Appreciation        -36.68%           N/A            -30.94%             11/01/00
-----------------------------------------------------------------------------------------
All Cal Core                -31.84%         -8.63%            -2.02%             07/15/96
-----------------------------------------------------------------------------------------
Large Cap Growth            -29.67%         -6.61%             2.29%             08/03/89
-----------------------------------------------------------------------------------------
All Cap Value               -34.18%           N/A            -22.23%             04/30/01
-----------------------------------------------------------------------------------------
Capital Opportunities       -33.60%           N/A            -29.06%             04/30/01
-----------------------------------------------------------------------------------------
Total Stock Mkt Index       -28.28%           N/A            -19.49%             05/01/00
-----------------------------------------------------------------------------------------
Quantitative Equity         -34.13%         -4.38%             0.61%             01/01/97
-----------------------------------------------------------------------------------------
Blue Chip Growth            -30.96%         -3.34%             4.31%             12/11/92
-----------------------------------------------------------------------------------------
Utilities                   -30.31%           N/A            -32.58%             04/30/01
-----------------------------------------------------------------------------------------
Real Estate Securities       -6.77%         -2.24%             1.24%             01/01/97
-----------------------------------------------------------------------------------------
Small Company Value         -14.44%         -0.94%            -1.66%             10/01/97
-----------------------------------------------------------------------------------------
Mid Cap Value               -18.21%           N/A             -9.46%             04/30/01
-----------------------------------------------------------------------------------------
Value                       -29.65%         -3.65%             0.12%             01/01/97
-----------------------------------------------------------------------------------------
500 Index                   -29.40%           N/A            -20.13%             05/01/00
-----------------------------------------------------------------------------------------
Tactical Allocation         -30.01%           N/A            -18.71%             05/01/00
-----------------------------------------------------------------------------------------
Fundamental Value           -23.70%           N/A            -18.61%             04/30/01
-----------------------------------------------------------------------------------------
Growth & Income             -31.02%         -3.89%             6.65%             04/23/91
-----------------------------------------------------------------------------------------
U.S. Large Cap              -31.79%           N/A             -9.92%             05/03/99
-----------------------------------------------------------------------------------------
Equity Income               -21.07%         -0.43%             7.82%             02/19/93
-----------------------------------------------------------------------------------------
Income & Value              -23.45%         -0.54%             4.71%             08/03/89
-----------------------------------------------------------------------------------------
Balanced                    -22.04%         -7.27%            -3.52%             01/01/97
-----------------------------------------------------------------------------------------
High Yield                  -15.29%         -4.90%            -2.29%             01/01/97
-----------------------------------------------------------------------------------------
Strategic Bond               -1.03%          2.45%             5.58%             02/19/93
-----------------------------------------------------------------------------------------
Global Bond                   9.73%          1.52%             5.40%             03/18/88
-----------------------------------------------------------------------------------------
Total Return                 -0.53%           N/A              4.07%             05/03/99
-----------------------------------------------------------------------------------------
Investment Quality Bond      -0.15%          3.94%             5.20%             06/18/85
-----------------------------------------------------------------------------------------
Diversified Bond             -2.25%          4.54%             6.19%             08/03/89
-----------------------------------------------------------------------------------------
U.S. Govn't Securities       -1.90%          3.87%             4.91%             03/18/88
-----------------------------------------------------------------------------------------
Money Market                 -8.04%          1.29%             2.61%             06/18/85
-----------------------------------------------------------------------------------------
Lifestyle Aggressive        -27.76%         -7.33%            -4.64%             01/07/97
-----------------------------------------------------------------------------------------
Lifestyle Growth            -23.38%         -4.27%            -1.58%             01/07/97
-----------------------------------------------------------------------------------------
Lifestyle Balanced          -18.07%         -1.80%             0.58%             01/07/97
-----------------------------------------------------------------------------------------
Lifestyle Moderate          -12.74%          0.46%             2.54%             01/07/97
-----------------------------------------------------------------------------------------
Lifestyle Conservative       -7.55%          2.64%             4.14%             01/07/97
-----------------------------------------------------------------------------------------
MLAM Small Value            -30.59%          4.54%             1.67%             10/13/97
-----------------------------------------------------------------------------------------
MLAM Basic                  -25.22%          2.17%             0.71%             10/13/97
-----------------------------------------------------------------------------------------

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES



                -------------------------------------------------------------------------
MLAM Develop                -18.37%         -7.97%           -10.88%             10/13/97
-----------------------------------------------------------------------------------------

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                   FOR CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (Reflecting the Expenses of All Optional Benefits)



                                                                       SINCE INCEPTION
                                                                         OR 10 YEARS,             INCEPTION
PORTFOLIO                            1 YEAR             5 YEAR       WHICHEVER IS SHORTER            DATE(A)
-----------------------------------------------------------------------------------------------------------
Internet Technology                 -42.76%               N/A              -38.88%                 05/01/00
-----------------------------------------------------------------------------------------------------------
Pacific Rim                         -20.59%             -6.28%             -11.62%                 01/01/97
-----------------------------------------------------------------------------------------------------------
Telecommunications                  -52.17%               N/A              -51.10%                 04/30/01
-----------------------------------------------------------------------------------------------------------
Science & Technology                -45.96%            -10.68%              -7.59%                 01/01/97
-----------------------------------------------------------------------------------------------------------
International Small Cap             -24.36%             -6.18%              -3.44%                 03/04/96
-----------------------------------------------------------------------------------------------------------
Health Sciences                     -33.81%               N/A              -18.70%                 04/30/01
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                   -31.76%             -7.26%              -6.23%                 01/01/97
-----------------------------------------------------------------------------------------------------------
Emerging Small Company              -35.57%             -4.60%              -1.28%                 01/01/97
-----------------------------------------------------------------------------------------------------------
Small Company Blend                 -32.29%               N/A              -10.75%                 05/03/99
-----------------------------------------------------------------------------------------------------------
Small Cap Index                     -28.63%               N/A              -13.37%                 05/01/00
-----------------------------------------------------------------------------------------------------------
Mid Cap Growth                      -36.62%               N/A              -31.95%                 04/30/01
-----------------------------------------------------------------------------------------------------------
Mid Cap Opportunities               -36.48%               N/A              -31.40%                 04/30/01
-----------------------------------------------------------------------------------------------------------
Dynamic Growth                      -34.82%               N/A              -33.87%                 05/01/00
-----------------------------------------------------------------------------------------------------------
Mid Cap Stock                       -29.60%               N/A              -13.55%                 05/03/99
-----------------------------------------------------------------------------------------------------------
All Cap Growth                      -31.26%             -3.79%               0.00%                 03/04/96
-----------------------------------------------------------------------------------------------------------
Financial Services                  -25.40%               N/A              -20.17%                 04/30/01
-----------------------------------------------------------------------------------------------------------
International Stock                 -28.82%             -7.95%              -6.41%                 01/01/97
-----------------------------------------------------------------------------------------------------------
Overseas                            -28.60%             -7.93%              -3.16%                 01/09/95
-----------------------------------------------------------------------------------------------------------
International Index                 -24.74%               N/A              -18.15%                 05/01/00
-----------------------------------------------------------------------------------------------------------
International Value                 -25.36%               N/A              -11.80%                 05/03/99
-----------------------------------------------------------------------------------------------------------
Strategic Opportunities             -44.17%            -10.08%               2.96%                 06/18/85
-----------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                -29.68%               N/A              -28.70%                 04/30/01
-----------------------------------------------------------------------------------------------------------
Mid Cap Index                       -22.95%               N/A              -10.87%                 05/01/00
-----------------------------------------------------------------------------------------------------------
Global Equity                       -26.50%             -5.21%               3.87%                 03/18/88
-----------------------------------------------------------------------------------------------------------
Strategic Growth                    -34.53%               N/A              -28.49%                 04/30/01
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                -36.84%               N/A              -31.11%                 11/01/00
-----------------------------------------------------------------------------------------------------------
All Cal Core                        -32.00%             -8.85%              -2.26%                 07/15/96
-----------------------------------------------------------------------------------------------------------
Large Cap Growth                    -29.85%             -6.84%               2.03%                 08/03/89
-----------------------------------------------------------------------------------------------------------
All Cap Value                       -34.34%               N/A              -22.42%                 04/30/01
-----------------------------------------------------------------------------------------------------------
Capital Opportunities               -33.77%               N/A              -29.24%                 04/30/01
-----------------------------------------------------------------------------------------------------------
Total Stock Mkt Index               -28.46%               N/A              -17.19%                 05/01/00
-----------------------------------------------------------------------------------------------------------
Quantitative Equity                 -34.29%             -4.61%               0.36%                 01/01/97
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth                    -31.13%             -3.58%               4.05%                 12/11/92
-----------------------------------------------------------------------------------------------------------
Utilities                           -30.49%               N/A              -32.75%                 04/30/01
-----------------------------------------------------------------------------------------------------------
Real Estate Securities               -7.00%             -2.48%               0.98%                 01/01/97
-----------------------------------------------------------------------------------------------------------
Small Company Value                 -14.65%             -1.18%              -1.90%                 10/01/97
-----------------------------------------------------------------------------------------------------------
Mid Cap Value                       -18.41%               N/A               -9.69%                 04/30/01
-----------------------------------------------------------------------------------------------------------
Value                               -29.82%             -3.89%              -0.13%                 01/01/97
-----------------------------------------------------------------------------------------------------------
500 Index                           -29.57%               N/A              -17.88%                 05/01/00
-----------------------------------------------------------------------------------------------------------
Tactical Allocation                 -30.18%               N/A              -18.47%                 05/01/00
-----------------------------------------------------------------------------------------------------------
Fundamental Value                   -23.89%               N/A              -18.82%                 04/30/01
-----------------------------------------------------------------------------------------------------------
Growth & Income                     -31.19%             -4.13%               6.38%                 04/23/91
-----------------------------------------------------------------------------------------------------------
U.S. Large Cap                      -31.96%               N/A              -10.14%                 05/03/99
-----------------------------------------------------------------------------------------------------------
Equity Income                       -21.26%             -0.67%               7.55%                 02/19/93
-----------------------------------------------------------------------------------------------------------
Income & Value                      -23.64%             -0.79%               4.44%                 08/03/89
-----------------------------------------------------------------------------------------------------------
Balanced                            -22.23%             -7.50%              -3.76%                 01/01/97
-----------------------------------------------------------------------------------------------------------
High Yield                          -15.50%             -5.14%              -2.53%                 01/01/97
-----------------------------------------------------------------------------------------------------------
Strategic Bond                       -1.27%              2.18%               5.32%                 02/19/93
-----------------------------------------------------------------------------------------------------------
Global Bond                           9.43%              1.25%               5.13%                 03/18/88
-----------------------------------------------------------------------------------------------------------
Total Return                         -0.77%               N/A                3.80%                 05/03/99
-----------------------------------------------------------------------------------------------------------
Investment Quality Bond              -0.40%              3.66%               4.93%                 06/18/85
-----------------------------------------------------------------------------------------------------------
Diversified Bond                     -2.49%              4.27%               5.92%                 08/03/89
-----------------------------------------------------------------------------------------------------------
U.S. Govn't Securities               -2.14%              3.60%               4.65%                 03/18/88
-----------------------------------------------------------------------------------------------------------
Money Market                         -8.27%              1.02%               2.36%                 06/18/85
-----------------------------------------------------------------------------------------------------------
Lifestyle Aggressive                -27.94%             -7.56%              -4.88%                 01/07/97
-----------------------------------------------------------------------------------------------------------
Lifestyle Growth                    -23.57%             -4.51%              -1.83%                 01/07/97
-----------------------------------------------------------------------------------------------------------
Lifestyle Balanced                  -18.27%             -2.05%               0.33%                 01/07/97
-----------------------------------------------------------------------------------------------------------
Lifestyle Moderate                  -12.96%              0.21%               2.27%                 01/07/97
-----------------------------------------------------------------------------------------------------------
Lifestyle Conservative               -7.78%              2.37%               3.87%                 01/07/97
-----------------------------------------------------------------------------------------------------------
MLAM Small Value                    -30.77%              4.27%               1.40%                 10/13/97
-----------------------------------------------------------------------------------------------------------
MLAM Basic                          -25.41%              1.90%               0.46%                 10/13/97
-----------------------------------------------------------------------------------------------------------

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES



------------------------------------------------------------------------------------------------------
MLAM Develop                        -18.57%     -8.20%          -11.10%                      10/13/97
------------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                   FOR CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                SINCE INCEPTION
                                                                   OR 10 YEARS,             INCEPTION
PORTFOLIO                           1 YEAR      5 YEAR        WHICHEVER IS SHORTER             DATE
-----------------------------------------------------------------------------------------------------
Internet Technology                 -38.17%       N/A                 -47.12%                05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                         -13.88%     -4.99%                 -6.75%                10/04/94
-----------------------------------------------------------------------------------------------------
Telecommunications                  -48.47%       N/A                 -49.10%                04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology                -41.68%     -9.50%                 -6.65%                01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap             -18.01%     -4.90%                 -2.65%                03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                     -28.36%       N/A                 -14.61%                04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                   -26.12%     -5.99%                 -5.26%                01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company              -30.29%     -3.28%                 -0.24%                01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend                 -26.70%       N/A                  -8.96%                05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                     -22.68%       N/A                 -11.77%                05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                      -31.45%       N/A                 -28.69%                04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities               -31.29%       N/A                 -28.11%                04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                      -29.47%       N/A                 -39.45%                05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                       -23.76%       N/A                 -11.83%                05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                      -25.57%     -2.46%                  0.83%                03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                  -19.15%       N/A                 -16.17%                04/30/01
-----------------------------------------------------------------------------------------------------
International Stock                 -22.89%     -6.70%                 -5.45%                01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                            -22.65%     -6.68%                 -2.55%                01/09/95
-----------------------------------------------------------------------------------------------------
International Index                 -18.42%       N/A                 -19.74%                05/01/00
-----------------------------------------------------------------------------------------------------
International Value                 -19.10%       N/A                 -10.03%                05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities             -39.71%     -8.87%                  3.24%                06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap                -23.84%       N/A                 -25.24%                04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                       -16.47%       N/A                  -5.61%                05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                       -20.35%     -3.89%                  4.16%                03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                    -29.15%       N/A                 -25.01%                04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation                -31.68%       N/A                 -28.73%                11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                        -26.39%     -7.62%                 -1.43%                07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                    -24.02%     -5.56%                  2.32%                08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                       -28.95%       N/A                 -18.56%                04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities               -28.32%       N/A                 -25.81%                04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index               -22.50%       N/A                 -17.32%                05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity                 -28.89%     -3.29%                  5.34%                04/30/87
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                    -25.43%     -2.24%                  4.35%                12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                           -24.72%       N/A                 -29.54%                04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities                1.01%     -1.10%                  6.72%                04/30/87
-----------------------------------------------------------------------------------------------------
Small Company Value                  -7.38%      0.22%                 -0.74%                10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                       -11.49%       N/A                  -5.04%                04/30/01
-----------------------------------------------------------------------------------------------------
Value                               -23.99%     -2.54%                  0.94%                01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                           -23.72%       N/A                 -17.99%                05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation                 -24.39%       N/A                 -16.51%                05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                   -17.50%       N/A                 -14.73%                04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                     -25.50%     -2.80%                  6.68%                04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                      -26.34%       N/A                  -8.32%                05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                       -14.62%      0.73%                  7.85%                02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                      -17.22%      0.62%                  4.74%                08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                            -15.68%     -6.23%                 -2.75%                01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                           -8.31%     -3.82%                 -1.50%                01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                        7.28%      3.56%                  5.62%                02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                          18.28%      2.67%                  5.43%                03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                          7.83%       N/A                   5.80%                05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond               8.25%      4.99%                  5.24%                06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                      5.95%      5.57%                  6.22%                08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities                6.33%      4.93%                  4.95%                03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                         -0.38%      2.45%                  2.66%                06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive                -21.93%     -6.30%                 -3.89%                01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                    -17.14%     -3.18%                 -0.79%                01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                  -11.34%     -0.67%                  1.40%                01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                   -5.52%      1.64%                  3.30%                01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative                0.16%      3.75%                  4.85%                01/07/97
-----------------------------------------------------------------------------------------------------
MLAM Small Value                    -25.03%      5.57%                  2.60%                10/13/97
-----------------------------------------------------------------------------------------------------
MLAM Basic                          -19.16%      3.29%                  1.66%                10/13/97
-----------------------------------------------------------------------------------------------------
MLAM Develop                        -11.66%     -6.94%                -10.07%                10/13/97
-----------------------------------------------------------------------------------------------------


                                       A6

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                   FOR CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)



                                                                SINCE INCEPTION
                                                                   OR 10 YEARS,             INCEPTION
PORTFOLIO                           1 YEAR      5 YEAR        WHICHEVER IS SHORTER             DATE
-----------------------------------------------------------------------------------------------------
Internet Technology                 -38.33%       N/A                 -37.57%                05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                         -14.10%     -5.22%                 -6.99%                10/04/94
-----------------------------------------------------------------------------------------------------
Telecommunications                  -48.60%       N/A                 -49.23%                04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology                -41.82%     -9.73%                 -6.88%                01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap             -18.21%     -5.13%                 -2.89%                03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                     -28.54%       N/A                 -14.83%                04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                   -26.30%     -6.22%                 -5.50%                01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company              -30.47%     -3.52%                 -0.49%                01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend                 -26.89%       N/A                  -9.18%                05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                     -22.88%       N/A                 -10.96%                05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                      -31.62%       N/A                 -28.87%                04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities               -31.47%       N/A                 -28.29%                04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                      -29.64%       N/A                 -32.32%                05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                       -23.95%       N/A                 -12.05%                05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                      -25.76%     -2.70%                  0.58%                03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                  -19.35%       N/A                 -16.38%                04/30/01
-----------------------------------------------------------------------------------------------------
International Stock                 -23.09%     -6.93%                 -5.68%                01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                            -22.84%     -6.91%                 -2.80%                01/09/95
-----------------------------------------------------------------------------------------------------
International Index                 -18.63%       N/A                 -15.92%                05/01/00
-----------------------------------------------------------------------------------------------------
International Value                 -19.30%       N/A                 -10.26%                05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities             -39.86%     -9.10%                  2.99%                06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap                -24.03%       N/A                 -25.43%                04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                       -16.68%       N/A                  -8.37%                05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                       -20.55%     -4.13%                  3.90%                03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                    -29.33%       N/A                 -25.20%                04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation                -31.86%       N/A                 -28.91%                11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                        -26.57%     -7.85%                 -1.67%                07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                    -24.21%     -5.80%                  2.07%                08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                       -29.12%       N/A                 -18.77%                04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities               -28.50%       N/A                 -25.99%                04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index               -22.69%       N/A                 -14.92%                05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity                 -29.07%     -3.54%                  5.07%                04/30/87
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                    -25.61%     -2.48%                  4.09%                12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                           -24.91%       N/A                 -29.71%                04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities                0.75%     -1.35%                  6.45%                04/30/87
-----------------------------------------------------------------------------------------------------
Small Company Value                  -7.61%     -0.03%                 -0.99%                10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                       -11.71%       N/A                  -5.28%                04/30/01
-----------------------------------------------------------------------------------------------------
Value                               -24.18%     -2.79%                  0.68%                01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                           -23.91%       N/A                 -15.65%                05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation                 -24.58%       N/A                 -16.26%                05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                   -17.70%       N/A                 -14.94%                04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                     -25.68%     -3.04%                  6.41%                04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                      -26.52%       N/A                  -8.55%                05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                       -14.83%      0.48%                  7.58%                02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                      -17.43%      0.37%                  4.48%                08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                            -15.89%     -6.46%                 -2.99%                01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                           -8.54%     -4.06%                 -1.75%                01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                        7.02%      3.30%                  5.35%                02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                          17.98%      2.42%                  5.17%                03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                          7.56%       N/A                   5.54%                05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond               7.98%      4.73%                  4.97%                06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                      5.69%      5.31%                  5.96%                08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities                6.07%      4.66%                  4.69%                03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                         -0.63%      2.20%                  2.40%                06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive                -22.12%     -6.53%                 -4.13%                01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                    -17.35%     -3.42%                 -1.03%                01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                  -11.56%     -0.92%                  1.15%                01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                   -5.75%      1.38%                  3.04%                01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative               -0.09%      3.49%                  4.59%                01/07/97
-----------------------------------------------------------------------------------------------------
MLAM Small Value                    -25.22%      5.31%                  2.35%                10/13/97
-----------------------------------------------------------------------------------------------------
MLAM Basic                          -19.36%      3.03%                  1.40%                10/13/97
-----------------------------------------------------------------------------------------------------
MLAM Develop                        -11.88%     -7.18%                -10.30%                10/13/97
-----------------------------------------------------------------------------------------------------


                                       A7

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                   FOR CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (Not Reflecting the Expenses of Any Optional Benefits)



                                                                SINCE INCEPTION
                                                                   OR 10 YEARS,             INCEPTION
PORTFOLIO                         1 YEAR       5 YEAR         WHICHEVER IS SHORTER             DATE(A)
-----------------------------------------------------------------------------------------------------
Internet Technology               -42.62%        N/A                -47.95%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                       -20.40%      -6.04%               -11.40%                 01/01/97
-----------------------------------------------------------------------------------------------------
Telecommunications                -52.16%        N/A                -51.05%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology              -45.90%     -10.48%                -7.38%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap           -24.17%      -5.95%                -3.20%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                   -33.64%        N/A                -18.50%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                 -31.59%      -7.03%                -6.00%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company            -35.45%      -4.37%                -1.05%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend               -32.21%        N/A                -10.56%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                   -28.42%        N/A                -14.13%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                    -36.55%        N/A                -31.84%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities             -36.41%        N/A                -31.29%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                    -34.84%        N/A                -40.74%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                     -29.43%        N/A                -13.34%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                    -31.15%      -3.57%                 0.24%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                -25.29%        N/A                -20.03%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock               -28.64%      -7.72%                -6.18%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                          -28.42%      -7.70%                -2.92%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index               -24.52%        N/A                -21.80%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value               -25.17%        N/A                -11.58%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities           -44.10%      -9.88%                 3.20%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap              -29.59%        N/A                -28.58%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                     -22.80%        N/A                 -8.24%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                     -26.32%      -4.97%                 4.13%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                  -34.36%        N/A                -28.31%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation              -36.78%        N/A                -30.99%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                      -31.84%      -8.63%                -2.02%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                  -29.76%      -6.63%                 2.28%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                     -34.25%        N/A                -22.28%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities             -33.69%        N/A                -29.12%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index             -28.32%        N/A                -19.51%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity               -34.18%      -4.39%                 0.59%                 01/01/97
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                  -31.01%      -3.35%                 4.31%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                         -30.41%        N/A                -32.64%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities             -6.83%      -2.25%                 1.23%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Value               -14.51%      -0.95%                -1.67%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                     -18.21%        N/A                 -9.46%                 04/30/01
-----------------------------------------------------------------------------------------------------
Value                             -29.70%      -3.66%                 0.11%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                         -29.49%        N/A                -20.17%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation               -30.10%        N/A                -18.75%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                 -23.70%        N/A                -18.61%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                   -31.06%      -3.90%                 6.64%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                    -31.79%        N/A                 -9.92%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                     -21.13%      -0.44%                 7.81%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                    -23.54%      -0.56%                 4.69%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                          -22.11%      -7.28%                -3.53%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                        -15.39%      -4.92%                -2.31%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                     -1.12%       2.43%                 5.57%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                         9.64%       1.51%                 5.39%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                       -0.59%        N/A                  4.05%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond            -0.23%       3.92%                 5.19%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                   -2.33%       4.52%                 6.18%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities             -1.96%       3.86%                 4.91%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                       -8.21%       1.26%                 2.60%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive              -27.76%      -7.33%                -4.64%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                  -23.38%      -4.27%                -1.58%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                -18.07%      -1.80%                 0.58%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                -12.75%       0.46%                 2.53%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative             -7.58%       2.64%                 4.13%                 01/07/97
-----------------------------------------------------------------------------------------------------


                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                   FOR CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (Reflecting the Expenses of Any Optional Benefits)



                                                                 SINCE INCEPTION
                                                                   OR 10 YEARS,             INCEPTION
PORTFOLIO                           1 YEAR      5 YEAR         WHICHEVER IS SHORTER          DATE(A)
-----------------------------------------------------------------------------------------------------
Internet Technology                 -42.85%       N/A                -48.15%                05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                         -20.71%     -6.42%               -11.75%                01/01/97
-----------------------------------------------------------------------------------------------------
Telecommunications                  -52.35%       N/A                -51.24%                04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology                -46.11%    -10.84%                -7.74%                01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap             -24.47%     -6.32%                -3.58%                03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                     -33.91%       N/A                -18.82%                04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                   -31.86%     -7.40%                -6.37%                01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company              -35.70%     -4.75%                -1.44%                01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend                 -32.48%       N/A                -10.92%                05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                     -28.70%       N/A                -14.47%                05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                      -36.80%       N/A                -32.11%                04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities               -36.66%       N/A                -31.56%                04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                      -35.10%       N/A                -40.97%                05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                       -29.71%       N/A                -13.68%                05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                      -31.42%     -3.95%                -0.16%                03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                  -25.59%       N/A                -20.34%                04/30/01
-----------------------------------------------------------------------------------------------------
International Stock                 -28.92%     -8.09%                -6.55%                01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                            -28.70%     -8.07%                -3.30%                01/09/95
-----------------------------------------------------------------------------------------------------
International Index                 -24.82%       N/A                -22.11%                05/01/00
-----------------------------------------------------------------------------------------------------
International Value                 -25.47%       N/A                -11.93%                05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities             -44.32%    -10.24%                 2.79%                06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap                -29.87%       N/A                -28.86%                04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                       -23.11%       N/A                 -8.60%                05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                       -26.61%     -5.35%                 3.71%                03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                    -34.62%       N/A                -28.60%                04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation                -37.03%       N/A                -31.26%                11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                        -32.11%     -8.99%                -2.41%                07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                    -30.04%     -7.00%                 1.87%                08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                       -34.51%       N/A                -22.59%                04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities               -33.95%       N/A                -29.40%                04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index               -28.61%       N/A                -19.83%                05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity                 -34.44%     -4.77%                 0.19%                01/01/97
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                    -31.29%     -3.74%                 3.89%                12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                           -30.69%       N/A                -32.90%                04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities               -7.20%     -2.64%                 0.81%                01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Value                 -14.85%     -1.35%                -2.06%                10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                       -18.53%       N/A                 -9.82%                04/30/01
-----------------------------------------------------------------------------------------------------
Value                               -29.98%     -4.04%                -0.29%                01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                           -29.77%       N/A                -20.48%                05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation                 -30.38%       N/A                -19.07%                05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                   -24.00%       N/A                -18.94%                04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                     -31.33%     -4.28%                 6.22%                04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                      -32.06%       N/A                -10.27%                05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                       -21.44%     -0.84%                 7.38%                02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                      -23.85%     -0.96%                 4.27%                08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                            -22.42%     -7.65%                -3.91%                01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                          -15.73%     -5.30%                -2.70%                01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                       -1.51%      2.00%                 5.15%                02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                           9.17%      1.08%                 4.97%                03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                         -0.99%       N/A                  3.61%                05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond              -0.62%      3.48%                 4.77%                06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                     -2.72%      4.09%                 5.75%                08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities               -2.35%      3.42%                 4.49%                03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                         -8.57%      0.83%                 2.19%                06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive                -28.04%     -7.70%                -5.02%                01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                    -23.68%     -4.65%                -1.97%                01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                  -18.39%     -2.19%                 0.18%                01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                  -13.10%      0.06%                 2.11%                01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative               -7.94%      2.21%                 3.70%                01/07/97
-----------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                   FOR CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                SINCE INCEPTION
                                                                  OR 10 YEARS,              INCEPTION
PORTFOLIO                           1 YEAR      5 YEAR        WHICHEVER IS SHORTER             DATE
-----------------------------------------------------------------------------------------------------
Internet Technology                 -42.62%        N/A               -47.95%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                         -20.40%      -6.04%               -7.00%                 10/04/94
-----------------------------------------------------------------------------------------------------
Telecommunications                  -52.16%        N/A               -51.05%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology                -45.90%     -10.48%               -7.38%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap             -24.17%      -5.95%               -3.20%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                     -33.64%        N/A               -18.50%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                   -31.59%      -7.03%               -6.00%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company              -35.45%      -4.37%               -1.05%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend                 -32.21%        N/A               -10.56%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                     -28.42%        N/A               -14.13%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                      -36.55%        N/A               -31.84%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities               -36.41%        N/A               -31.29%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                      -34.84%        N/A               -40.74%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                       -29.43%        N/A               -13.34%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                      -31.15%      -3.57%                0.24%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                  -25.29%        N/A               -20.03%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock                 -28.64%      -7.72%               -6.18%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                            -28.42%      -7.70%               -2.92%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index                 -24.52%        N/A               -21.80%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value                 -25.17%        N/A               -11.58%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities             -44.10%      -9.88%                3.20%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap                -29.59%        N/A               -28.58%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                       -22.80%        N/A                -8.24%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                       -26.32%      -4.97%                4.13%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                    -34.36%        N/A               -28.31%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation                -36.78%        N/A               -30.99%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                        -31.84%      -8.63%               -2.02%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                    -29.76%      -6.63%                2.28%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                       -34.25%        N/A               -22.28%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities               -33.69%        N/A               -29.12%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index               -28.32%        N/A               -19.51%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity                 -34.18%      -4.39%                5.29%                 04/30/87
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                    -31.01%      -3.35%                4.31%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                           -30.41%        N/A               -32.64%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities               -6.83%      -2.25%                6.68%                 04/30/87
-----------------------------------------------------------------------------------------------------
Small Company Value                 -14.51%      -0.95%               -1.67%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                       -18.21%        N/A                -9.46%                 04/30/01
-----------------------------------------------------------------------------------------------------
Value                               -29.70%      -3.66%                0.11%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                           -29.49%        N/A               -20.17%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation                 -30.10%        N/A               -18.75%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                   -23.70%        N/A               -18.61%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                     -31.06%      -3.90%                6.64%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                      -31.79%        N/A                -9.92%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                       -21.13%      -0.44%                7.81%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                      -23.54%      -0.56%                4.69%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                            -22.11%      -7.28%               -3.53%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                          -15.39%      -4.92%               -2.31%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                       -1.12%       2.43%                5.57%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                           9.64%       1.51%                5.39%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                         -0.59%        N/A                 4.05%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond              -0.23%       3.92%                5.19%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                     -2.33%       4.52%                6.18%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities               -1.96%       3.86%                4.91%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                         -8.21%       1.26%                2.60%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive                -27.76%      -7.33%               -4.64%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                    -23.38%      -4.27%               -1.58%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                  -18.07%      -1.80%                0.58%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                  -12.75%       0.46%                2.53%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative               -7.58%       2.64%                4.13%                 01/07/97
-----------------------------------------------------------------------------------------------------
American International              -22.88%      -0.76%               -0.18%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth                     -31.50%       3.30%                7.33%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth - Income            -26.02%       0.19%                3.42%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Blue Chip - Income         -30.26%        N/A               -24.84%                 07/05/01
-----------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                   FOR CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
               (REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                SINCE INCEPTION
                                                                  OR 10 YEARS,              INCEPTION
PORTFOLIO                           1 YEAR      5 YEAR        WHICHEVER IS SHORTER             DATE
-----------------------------------------------------------------------------------------------------
Internet Technology                 -42.85%        N/A               -48.15%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                         -20.71%      -6.42%               -7.38%                 10/04/94
-----------------------------------------------------------------------------------------------------
Telecommunications                  -52.35%        N/A               -51.24%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology                -46.11%     -10.84%               -7.74%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap             -24.47%      -6.32%               -3.58%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                     -33.91%        N/A               -18.82%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                   -31.86%      -7.40%               -6.37%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company              -35.70%      -4.75%               -1.44%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend                 -32.48%        N/A               -10.92%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                     -28.70%        N/A               -14.47%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                      -36.80%        N/A               -32.11%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities               -36.66%        N/A               -31.56%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                      -35.10%        N/A               -40.97%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                       -29.71%        N/A               -13.68%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                      -31.42%      -3.95%               -0.16%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                  -25.59%        N/A               -20.34%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock                 -28.92%      -8.09%               -6.55%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                            -28.70%      -8.07%               -3.30%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index                 -24.82%        N/A               -22.11%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value                 -25.47%        N/A               -11.93%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities             -44.32%     -10.24%                2.79%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap                -29.87%        N/A               -28.86%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                       -23.11%        N/A                -8.60%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                       -26.61%      -5.35%                3.71%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                    -34.62%        N/A               -28.60%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation                -37.03%        N/A               -31.26%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                        -32.11%      -8.99%               -2.41%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                    -30.04%      -7.00%                1.87%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                       -34.51%        N/A               -22.59%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities               -33.95%        N/A               -29.40%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index               -28.61%        N/A               -19.83%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity                 -34.44%      -4.77%                4.87%                 04/30/87
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                    -31.29%      -3.74%                3.89%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                           -30.69%        N/A               -32.90%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities               -7.20%      -2.64%                6.25%                 04/30/87
-----------------------------------------------------------------------------------------------------
Small Company Value                 -14.85%      -1.35%               -2.06%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                       -18.53%        N/A                -9.82%                  04/30/01
-----------------------------------------------------------------------------------------------------
Value                               -29.98%      -4.04%               -0.29%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                           -29.77%        N/A               -20.48%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation                 -30.38%        N/A               -19.07%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                   -24.00%        N/A               -18.94%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                     -31.33%      -4.28%                6.22%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                      -32.06%        N/A               -10.27%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                       -21.44%      -0.84%                7.38%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                      -23.85%      -0.96%                4.27%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                            -22.42%      -7.65%               -3.91%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                          -15.73%      -5.30%               -2.70%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                       -1.51%       2.00%                5.15%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                           9.17%       1.08%                4.97%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                         -0.99%        N/A                 3.61%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond              -0.62%       3.48%                4.77%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                     -2.72%       4.09%                5.75%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities               -2.35%       3.42%                4.49%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                         -8.57%       0.83%                2.19%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive                -28.04%      -7.70%               -5.02%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                    -23.68%      -4.65%               -1.97%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                  -18.39%      -2.19%                0.18%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                  -13.10%       0.06%                2.11%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative               -7.94%       2.21%                3.70%                 01/07/97
-----------------------------------------------------------------------------------------------------
American International              -23.19%      -1.16%               -0.58%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth                     -31.77%       2.86%                6.88%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth - Income            -26.31%      -0.21%                2.99%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Blue Chip - Income         -30.53%        N/A               -25.14%                 07/05/01
-----------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                   FOR CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                                SINCE INCEPTION
                                                                  OR 10 YEARS,              INCEPTION
PORTFOLIO                           1 YEAR      5 YEAR        WHICHEVER IS SHORTER             DATE
-----------------------------------------------------------------------------------------------------
Internet Technology                 -38.17%        N/A               -47.12%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                         -13.88%      -4.99%               -6.75%                 10/04/94
-----------------------------------------------------------------------------------------------------
Telecommunications                  -48.60%        N/A               -49.17%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology                -41.75%      -9.52%               -6.67%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap             -18.01%      -4.90%               -2.65%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                     -28.36%        N/A               -14.61%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                   -26.12%      -5.99%               -5.26%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company              -30.33%      -3.29%               -0.25%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend                 -26.79%        N/A                -8.99%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                     -22.65%        N/A               -11.75%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                      -31.54%        N/A               -28.75%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities               -31.39%        N/A               -28.17%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                      -29.67%        N/A               -39.51%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                       -23.76%        N/A               -11.83%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                      -25.64%      -2.48%                0.82%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                  -19.23%        N/A               -16.23%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock                 -22.89%      -6.70%               -5.45%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                            -22.65%      -6.68%               -2.55%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index                 -18.39%        N/A               -19.72%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value                 -19.10%        N/A               -10.03%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities             -39.79%      -8.90%                3.23%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap                -23.94%        N/A               -25.29%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                       -16.51%        N/A                -5.63%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                       -20.35%      -3.89%                4.16%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                    -29.15%        N/A               -25.01%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation                -31.79%        N/A               -28.79%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                        -26.39%      -7.62%               -1.43%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                    -24.12%      -5.59%                2.31%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                       -29.02%        N/A               -18.62%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities               -28.41%        N/A               -25.86%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index               -22.55%        N/A               -17.34%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity                 -28.95%      -3.31%                5.32%                 04/30/87
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                    -25.49%      -2.25%                4.34%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                           -24.83%        N/A               -29.60%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities                0.94%      -1.11%                6.71%                 04/30/87
-----------------------------------------------------------------------------------------------------
Small Company Value                  -7.45%       0.20%               -0.75%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                       -11.49%        N/A                -5.04%                 04/30/01
-----------------------------------------------------------------------------------------------------
Value                               -24.05%      -2.56%                0.92%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                           -23.82%        N/A               -18.03%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation                 -24.49%        N/A               -16.55%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                   -17.50%        N/A               -14.73%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                     -25.54%      -2.81%                6.67%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                      -26.34%        N/A                -8.32%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                       -14.68%       0.72%                7.84%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                      -17.32%       0.59%                4.73%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                            -15.75%      -6.25%               -2.76%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                           -8.41%      -3.84%               -1.52%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                        7.19%       3.54%                5.61%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                          18.19%       2.66%                5.42%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                          7.76%        N/A                 5.78%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond               8.16%       4.97%                5.23%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                      5.86%       5.55%                6.21%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities                6.26%       4.91%                4.95%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                         -0.57%       2.42%                2.64%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive                -21.93%      -6.30%               -3.89%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                    -17.14%      -3.18%               -0.79%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                  -11.34%      -0.67%                1.40%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                   -5.53%       1.63%                3.30%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative                0.13%       3.74%                4.84%                 01/07/97
-----------------------------------------------------------------------------------------------------
American International              -16.60%       0.38%                0.67%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth                     -26.01%       4.36%                7.98%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth - Income            -20.03%       1.35%                4.20%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Blue Chip - Income         -24.66%        N/A               -20.86%                 07/05/01
-----------------------------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                   FOR CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
               (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS)



                                                                SINCE INCEPTION
                                                                  OR 10 YEARS,              INCEPTION
PORTFOLIO                           1 YEAR      5 YEAR        WHICHEVER IS SHORTER             DATE
-----------------------------------------------------------------------------------------------------
Internet Technology                 -38.42%        N/A               -47.33%                 05/01/00
-----------------------------------------------------------------------------------------------------
Pacific Rim                         -14.23%      -5.37%               -7.12%                 10/04/94
-----------------------------------------------------------------------------------------------------
Telecommunications                  -48.81%        N/A               -49.38%                 04/30/01
-----------------------------------------------------------------------------------------------------
Science & Technology                -41.99%      -9.89%               -7.04%                 01/01/97
-----------------------------------------------------------------------------------------------------
International Small Cap             -18.34%      -5.28%               -3.04%                 03/04/96
-----------------------------------------------------------------------------------------------------
Health Sciences                     -28.65%        N/A               -14.95%                 04/30/01
-----------------------------------------------------------------------------------------------------
Aggressive Growth                   -26.41%      -6.37%               -5.64%                 01/01/97
-----------------------------------------------------------------------------------------------------
Emerging Small Company              -30.61%      -3.67%               -0.65%                 01/01/97
-----------------------------------------------------------------------------------------------------
Small Company Blend                 -27.08%        N/A                -9.35%                 05/03/99
-----------------------------------------------------------------------------------------------------
Small Cap Index                     -22.96%        N/A               -12.10%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                      -31.81%        N/A               -29.04%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Opportunities               -31.66%        N/A               -28.46%                 04/30/01
-----------------------------------------------------------------------------------------------------
Dynamic Growth                      -29.95%        N/A               -39.75%                 05/01/00
-----------------------------------------------------------------------------------------------------
Mid Cap Stock                       -24.06%        N/A               -12.18%                 05/03/99
-----------------------------------------------------------------------------------------------------
All Cap Growth                      -25.94%      -2.87%                0.41%                 03/04/96
-----------------------------------------------------------------------------------------------------
Financial Services                  -19.56%        N/A               -16.56%                 04/30/01
-----------------------------------------------------------------------------------------------------
International Stock                 -23.20%      -7.07%               -5.82%                 01/01/97
-----------------------------------------------------------------------------------------------------
Overseas                            -22.96%      -7.05%               -2.94%                 01/09/95
-----------------------------------------------------------------------------------------------------
International Index                 -18.72%        N/A               -20.04%                 05/01/00
-----------------------------------------------------------------------------------------------------
International Value                 -19.42%        N/A               -10.39%                 05/03/99
-----------------------------------------------------------------------------------------------------
Strategic Opportunities             -40.03%      -9.26%                2.82%                 06/18/85
-----------------------------------------------------------------------------------------------------
Quantitative Mid Cap                -24.24%        N/A               -25.59%                 04/30/01
-----------------------------------------------------------------------------------------------------
Mid Cap Index                       -16.85%        N/A                -6.01%                 05/01/00
-----------------------------------------------------------------------------------------------------
Global Equity                       -20.67%      -4.28%                3.74%                 03/18/88
-----------------------------------------------------------------------------------------------------
Strategic Growth                    -29.43%        N/A               -25.31%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Appreciation                -32.07%        N/A               -29.07%                 11/01/00
-----------------------------------------------------------------------------------------------------
All Cal Core                        -26.68%      -7.99%               -1.82%                 07/15/96
-----------------------------------------------------------------------------------------------------
Large Cap Growth                    -24.42%      -5.97%                1.90%                 08/03/89
-----------------------------------------------------------------------------------------------------
All Cap Value                       -29.31%        N/A               -18.94%                 04/30/01
-----------------------------------------------------------------------------------------------------
Capital Opportunities               -28.70%        N/A               -26.16%                 04/30/01
-----------------------------------------------------------------------------------------------------
Total Stock Mkt Index               -22.86%        N/A               -17.67%                 05/01/00
-----------------------------------------------------------------------------------------------------
Quantitative Equity                 -29.24%      -3.70%                4.90%                 04/30/87
-----------------------------------------------------------------------------------------------------
Blue Chip Growth                    -25.79%      -2.64%                3.92%                 12/11/92
-----------------------------------------------------------------------------------------------------
Utilities                           -25.13%        N/A               -29.88%                 04/30/01
-----------------------------------------------------------------------------------------------------
Real Estate Securities                0.54%      -1.51%                6.28%                 04/30/87
-----------------------------------------------------------------------------------------------------
Small Company Value                  -7.82%      -0.20%               -1.15%                 10/01/97
-----------------------------------------------------------------------------------------------------
Mid Cap Value                       -11.85%        N/A                -5.42%                 04/30/01
-----------------------------------------------------------------------------------------------------
Value                               -24.36%      -2.95%                0.52%                 01/01/97
-----------------------------------------------------------------------------------------------------
500 Index                           -24.13%        N/A               -18.35%                 05/01/00
-----------------------------------------------------------------------------------------------------
Tactical Allocation                 -24.79%        N/A               -16.88%                 05/01/00
-----------------------------------------------------------------------------------------------------
Fundamental Value                   -17.82%        N/A               -15.07%                 04/30/01
-----------------------------------------------------------------------------------------------------
Growth & Income                     -25.84%      -3.20%                6.25%                 04/23/91
-----------------------------------------------------------------------------------------------------
U.S. Large Cap                      -26.63%        N/A                -8.69%                 05/03/99
-----------------------------------------------------------------------------------------------------
Equity Income                       -15.02%       0.31%                7.41%                 02/19/93
-----------------------------------------------------------------------------------------------------
Income & Value                      -17.65%       0.19%                4.31%                 08/03/89
-----------------------------------------------------------------------------------------------------
Balanced                            -16.09%      -6.62%               -3.15%                 01/01/97
-----------------------------------------------------------------------------------------------------
High Yield                           -8.78%      -4.22%               -1.91%                 01/01/97
-----------------------------------------------------------------------------------------------------
Strategic Bond                        6.76%       3.13%                5.19%                 02/19/93
-----------------------------------------------------------------------------------------------------
Global Bond                          17.72%       2.25%                5.00%                 03/18/88
-----------------------------------------------------------------------------------------------------
Total Return                          7.33%        N/A                 5.36%                 05/03/99
-----------------------------------------------------------------------------------------------------
Investment Quality Bond               7.73%       4.55%                4.81%                 06/18/85
-----------------------------------------------------------------------------------------------------
Diversified Bond                      5.44%       5.13%                5.79%                 08/03/89
-----------------------------------------------------------------------------------------------------
U.S. Govn't Securities                5.84%       4.49%                4.53%                 03/18/88
-----------------------------------------------------------------------------------------------------
Money Market                         -0.96%       2.01%                2.23%                 06/18/85
-----------------------------------------------------------------------------------------------------
Lifestyle Aggressive                 -22.24%     -6.67%               -4.27%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Growth                    -17.47%      -3.57%               -1.18%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Balanced                  -11.69%      -1.07%                1.00%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Moderate                   -5.91%       1.23%                2.89%                 01/07/97
-----------------------------------------------------------------------------------------------------
Lifestyle Conservative               -0.27%       3.33%                4.43%                 01/07/97
-----------------------------------------------------------------------------------------------------
American International              -16.93%      -0.02%                0.27%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth                     -26.31%       3.94%                7.55%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Growth - Income            -20.35%       0.95%                3.78%                 04/30/97
-----------------------------------------------------------------------------------------------------
American Blue Chip - Income         -24.96%        N/A               -21.18%                 07/05/01
-----------------------------------------------------------------------------------------------------

                                    ENDNOTES



(A) Inception date of sub-account of the Variable Account Which invests in the portfolio.

                                   APPENDIX B


                            ACCUMULATION UNIT TABLES



                    TABLE OF ACCUMULATION UNIT VALUES
            FOR CONTRACTS INVESTING IN SERIES I AND SERIES II SHARES
                              (REFLECTING GEM ONLY)



-----------------------------------------------------------------------------------------------------------------------------------
                                                     SERIES I SHARES                               SERIES II SHARES

                                    UNIT VALUE AT   UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT   UNIT VALUE AT   NUMBER OF UNITS
            SUB ACCOUNT             START OF YEAR    END OF YEAR   AT END OF YEAR   START OF YEAR    END OF YEAR    AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
                2001                $    8.047904   $    2.726864         0.000               N/A              N/A           N/A
                2002                     2.726864        2.291844    24,846.518     $   12.500000   $    11.359121         0.000
-----------------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM EMERGING MARKETS TRUST
                2001                $   10.978977   $    7.762032         0.000               N/A              N/A           N/A
                2002                     7.762032        7.523557     3,257.598     $   12.500000   $     9.906070       605.062
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS TRUST
                2001                $   12.500000   $    6.571833         0.000               N/A              N/A           N/A
                2002                     6.571833        4.029891    12,841.019     $   12.500000   $     9.937107         0.000
-----------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
                2001                $   10.004738   $    3.798587         0.000               N/A              N/A           N/A
                2002                     3.798587        2.975729   157,734.313     $   12.500000   $     9.289319     3,733.956
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP TRUST
                2001                $    9.777345   $    6.036206         0.000               N/A              N/A           N/A
                2002                     6.036206        5.556362    23,728.303     $   12.500000   $     9.866121       497.461
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES TRUST
                2001                $   12.500000   $   11.923140         0.000               N/A              N/A           N/A
                2002                    11.923140        9.567392    25,806.816     $   12.500000   $    10.612467     5,304.726
-----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH TRUST
                2001                $   11.284523   $    7.161891         0.000               N/A              N/A           N/A
                2002                     7.161891        5.996302   110,824.907     $   12.500000   $     9.550203     3,529.359
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Trust
                2001                $   11.505741   $    6.706342         0.000               N/A              N/A           N/A
                2002                     6.706342        5.810609    44,843.004     $   12.500000   $     9.537399     3,015.055
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY BLEND TRUST
                2001                $   10.832395   $    7.315399         0.000               N/A              N/A           N/A
                2002                     7.315399        6.762279   102,686.298     $   12.500000   $     9.067980    13,289.898
 ----------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Trust
                2001                $   12.517116   $    9.908273         0.000               N/A              N/A           N/A
                2002                     9.908273        9.190549     3,707.133     $   12.500000   $     9.484387     1,735.713
-----------------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH TRUST
                2001                $   10.261757   $    4.531691         0.000               N/A              N/A           N/A
                2002                     4.531691        3.624989    88,185.758     $   12.500000   $    10.103094     1,349.470
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH TRUST
                2001                $   12.500000   $    8.080857         0.000               N/A              N/A           N/A
                2002                     8.080857        7.079301    37,998.467     $   12.500000   $     9.676421     5,807.246
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES TRUST
                2001                $   12.500000   $    8.398558         0.000               N/A              N/A           N/A
                2002                     8.398558         7.17641    18,539.032     $   12.500000   $     9.404832     1,715.265
-----------------------------------------------------------------------------------------------------------------------------------


SAI                                    B-1

-----------------------------------------------------------------------------------------------------------------------------------
                                                      SERIES I SHARES                             SERIES II SHARES

                                      UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS
           SUB ACCOUNT                START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK TRUST
                2001                  $   12.552459  $    8.882085          0.000             N/A              N/A           N/A
                2002                       8.882085       8.123564    112,702.543    $  12.500000   $    10.097385     7,165.833
-----------------------------------------------------------------------------------------------------------------------------------
ALL CAP GROWTH TRUST
                2001                  $   10.954810  $    6.588104          0.000             N/A              N/A           N/A
                2002                       6.588104       5.757704     97,533.903    $  12.500000   $    10.516293     2,545.446
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES TRUST
                2001                  $   12.500000  $   10.513330          0.000             N/A              N/A           N/A
                2002                      10.513330       9.277011     21,322.992    $  12.500000   $    10.227986       836.013
-----------------------------------------------------------------------------------------------------------------------------------
OVERSEAS TRUST
                2001                  $   11.234059  $    8.096365          0.000             N/A              N/A           N/A
                2002                       8.096365        6.71607    105,927.573    $  12.500000   $     9.638389     3,231.612
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX TRUST
                2001                  $   11.357291  $    8.327912          0.000             N/A              N/A           N/A
                2002                       8.327912       7.156227        667.857    $  12.500000   $    10.138456       682.931
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK TRUST
                2001                  $   11.177481  $    7.960639          0.000             N/A              N/A           N/A
                2002                       7.960639       6.645829     51,089.282    $  12.500000   $     9.671864     3,918.675
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE TRUST
                2001                  $   11.811566  $    9.335145          0.000             N/A              N/A           N/A
                2002                       9.335145       8.476026     50,874.958    $  12.500000   $     9.770965     9,712.684
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION TRUST
                2001                  $   11.630143  $    7.568485          0.000             N/A              N/A           N/A
                2002                       7.568485       5.978615     43,826.575    $  12.500000   $     9.544262     4,123.752
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES TRUST
                2001                  $   12.623356  $    8.508502          0.000             N/A              N/A           N/A
                2002                       8.508502       5.998128     58,396.237    $  12.500000   $     8.194922     7,359.372
-----------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP TRUST
                2001                  $   12.500000  $    9.113424          0.000             N/A              N/A           N/A
                2002                       9.113424       7.662062     10,614.413    $  12.500000   $     9.859063       951.601
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX TRUST
                2001                  $   13.424814  $   10.894964          0.000             N/A              N/A           N/A
                2002                      10.894964      10.642876      1,786.223    $  12.500000   $     9.990307     2,556.838
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY TRUST
                2001                  $   13.292328  $   10.275220          0.000             N/A              N/A           N/A
                2002                      10.275220       8.882263     23,842.578    $  12.500000   $    10.316092       915.427
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH TRUST
                2001                  $   12.500000  $    9.163095          0.000             N/A              N/A           N/A
                2002                       9.163095       7.700872     15,672.545    $  12.500000   $    10.362137     1,547.589
-----------------------------------------------------------------------------------------------------------------------------------
ALL CAP CORE TRUST (FORMERLY GROWTH)
                2001                  $    9.592535  $    6.169224          0.000             N/A              N/A           N/A
                2002                       6.169224       5.159206     41,336.361    $  12.500000   $    10.516293     2,118.033
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH TRUST
                2001                  $   11.125240  $    7.974453          0.000             N/A              N/A           N/A
                2002                       7.974453       6.689181    202,466.587    $  12.500000   $    10.090965     3,837.980
-----------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE TRUST
                2001                  $   12.500000  $   10.602719          0.000             N/A              N/A           N/A
                2002                      10.602719       8.838989     24,231.919    $  12.500000   $     9.653351     2,841.450
-----------------------------------------------------------------------------------------------------------------------------------


SAI                                     B-2

-----------------------------------------------------------------------------------------------------------------------------------
                                                      SERIES I SHARES                              SERIES II SHARES

                                      UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS
             SUB ACCOUNT              START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES TRUST
                2001                  $   12.500000  $    9.063793          0.000             N/A              N/A           N/A
                2002                       9.063793       7.564926     22,658.886    $  12.500000   $     9.803416     7,904.020
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX TRUST
                2001                  $   11.860802  $    8.932254          0.000             N/A              N/A           N/A
                2002                       8.932254       7.713002     14,937.412    $  12.500000   $    10.203777       700.124
-----------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY TRUST
                2001                  $   12.377566  $    8.254414          0.000             N/A              N/A           N/A
                2002                       8.254414       6.496049     32,045.681    $  12.500000   $    10.068051     2,019.964
-----------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH TRUST
                2001                  $   11.726765  $    8.571391          0.000             N/A              N/A           N/A
                2002                       8.571391       7.211675    127,879.248    $  12.500000   $    10.206043    10,085.467
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES TRUST
                2001                  $   12.500000  $    9.212790          0.000             N/A              N/A           N/A
                2002                       9.212790       6.939875     38,248.598    $  12.500000   $    10.862270     2,077.174
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES TRUST
                2001                  $   13.428433  $   13.405778          0.000             N/A              N/A           N/A
                2002                      13.405778      13.882066     34,468.856    $  12.500000   $    11.817865     9,066.955
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE TRUST
                2001                  $   13.531911  $   12.182062          0.000             N/A              N/A           N/A
                2002                      12.182062      12.924339     54,446.357    $  12.500000   $    10.207514    18,729.974
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE TRUST
                2001                  $   12.500000  $   11.476384          0.000             N/A              N/A           N/A
                2002                      11.476384      11.426974     86,685.650    $  12.500000   $    10.830161    15,688.731
-----------------------------------------------------------------------------------------------------------------------------------
VALUE TRUST
                2001                  $   16.132775  $   14.342766          0.000             N/A              N/A           N/A
                2002                      14.342766      11.988345     70,540.928    $  12.500000   $     9.493546     3,602.206
-----------------------------------------------------------------------------------------------------------------------------------
500 INDEX TRUST
                2001                  $   11.877056  $    9.009063          0.000             N/A              N/A           N/A
                2002                       9.009063       7.548807     29,811.165    $  12.500000   $    10.209272     4,654.187
-----------------------------------------------------------------------------------------------------------------------------------
TACTICAL ALLOCATION TRUST
                2001                  $   12.556335  $    9.447059          0.000             N/A              N/A           N/A
                2002                       9.447059       7.827267     31,335.347    $  12.500000   $    10.136635       829.517
-----------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE TRUST
                2001                  $   12.500000  $   10.503447          0.000             N/A              N/A           N/A
                2002                      10.503447       9.545508     95,046.794    $  12.500000   $    10.546509    11,637.632
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME TRUST
                2001                  $   11.885612  $    9.286298          0.000             N/A              N/A           N/A
                2002                       9.286298       7.556172    277,818.543    $  12.500000   $    10.290331    11,199.498
-----------------------------------------------------------------------------------------------------------------------------------
U. S. LARGE CAP VALUE TRUST
                2001                  $   12.981047  $   10.232153          0.000             N/A              N/A           N/A
                2002                      10.232153        8.77594    120,620.840    $  12.500000   $     9.899663    14,741.598
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME TRUST
                2001                  $   14.270669  $   13.244452          0.000             N/A              N/A           N/A
                2002                      13.244452      12.098791    168,635.329    $  12.500000   $    10.405752    16,980.406
-----------------------------------------------------------------------------------------------------------------------------------
INCOME & VALUE TRUST
                2001                  $   13.112578  $   11.305335          0.000             N/A              N/A           N/A
                2002                      11.305335      10.418378    162,040.211    $  12.500000   $    10.830938     4,106.754
-----------------------------------------------------------------------------------------------------------------------------------


SAI                                       B-3

-----------------------------------------------------------------------------------------------------------------------------------
                                                      SERIES I SHARES                              SERIES II SHARES

                                      UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS
           SUB ACCOUNT                START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED TRUST
                2001                  $   11.766230  $    9.320049          0.000             N/A              N/A            N/A
                2002                       9.320049       8.355296     28,229.511    $  12.500000   $    11.260340          0.000
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD TRUST
                2001                  $   12.263047  $   10.388085          0.000             N/A              N/A            N/A
                2002                      10.388085       9.790451     34,594.103    $  12.500000   $    11.698735     76,459.185
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND TRUST
                2001                  $   12.980947  $   13.394623          0.000             N/A              N/A            N/A
                2002                      13.394623      14.424843     54,127.646    $  12.500000   $    13.019956      5,487.571
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND TRUST
                2001                  $   12.762816  $   13.116216          0.000             N/A              N/A            N/A
                2002                      13.116216      15.007467     56,708.421    $  12.500000   $    14.290823      9,679.280
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
                2001                  $   13.210297  $   14.149022      1,015.750             N/A              N/A            N/A
                2002                      14.149022      15.136415    213,664.777    $  12.500000   $    13.312683    348,764.911
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND TRUST
                2001                  $   13.157593  $   13.841286      1,018.450             N/A              N/A            N/A
                2002                      13.841286      14.872861     79,361.311   $   12.500000   $    13.324346      4,968.734
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND TRUST
                2001                  $   13.309814  $   13.915824          0.000             N/A              N/A            N/A
                2002                      13.915824      14.676304     42,561.404   $   12.500000   $    13.172978     35,448.738
-----------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT SECURITIES TRUST
                2001                  $   13.255748  $   13.992743      1,360.690             N/A              N/A            N/A
                2002                      13.992743      14.728774    113,297.984   $   12.500000   $    13.099241    116,016.639
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST
                2001                  $   12.761916  $   12.945727     10,037.450             N/A              N/A            N/A
                2002                      12.945727      12.876223    188,788.838   $   12.500000   $    12.435154    115,360.628
-----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE AGGRESSIVE 1000 TRUST
                2001                  $   12.162901  $    8.922204          0.000             N/A              N/A            N/A
                2002                       8.922204       7.846184     69,176.389   $   12.500000   $    10.002183    215,429.781
-----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE GROWTH 820 TRUST
                2001                  $   12.364728  $    9.792437          0.000             N/A              N/A            N/A
                2002                       9.792437       8.934824    163,089.549   $   12.500000   $    10.663111    336,348.444
-----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE BALANCED 640 TRUST
                2001                  $   12.566380  $   10.835942          0.000             N/A              N/A            N/A
                2002                       9.792437      10.228949    256,318.877   $   12.500000   $    11.329788    348,693.756
-----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
                2001                  $   12.721427  $   11.767206          0.000             N/A              N/A            N/A
                2002                      11.767206      11.527502    126,320.558   $   12.500000   $    11.884486     48,505.938
-----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE 280 TRUST
                2001                  $   13.003188  $   12.889151          0.000             N/A              N/A            N/A
                2002                      12.889151       13.09128     23,164.513   $   12.500000   $    12.466950     72,309.459
-----------------------------------------------------------------------------------------------------------------------------------



Units under this series of contracts were first credited under the subaccounts on January 29, 2001 except in the following instances:



   Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.


SAI                                    B-4

                        TABLE OF ACCUMULATION UNIT VALUES
      FOR CONTRACTS INVESTING IN SERIES I AND SERIES II SHARES ISSUED AFTER
                                JANUARY 29, 2001
                 (REFLECTING THE ANNUAL STEP DEATH BENEFIT ONLY)



-----------------------------------------------------------------------------------------------------------------------------------
                                                      SERIES I SHARES                           SERIES II SHARES

                                      UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS
          SUB ACCOUNT                 START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
                2001                  $   12.500000  $    4.239612    117,149.023             N/A              N/A            N/A
                2002                       4.239612       3.570016    176,047.860    $  12.500000   $    11.369982     10,086.115
-----------------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM EMERGING MARKETS TRUST
                2001                  $   12.500000  $    8.846230     19,785.226             N/A              N/A            N/A
                2002                        8.84623       8.590662     36,007.688    $  12.500000   $     9.915550     36,227.947
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS TRUST
                2001                  $   12.500000  $    6.575949     42,231.032             N/A              N/A            N/A
                2002                       6.575949       4.040047    164,575.819    $  12.500000   $     9.946606     54,708.576
-----------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
                2001                  $   12.500000  $    4.750755  1,008,912.530             N/A              N/A            N/A
                2002                       4.750755       3.728675  2,091,969.207    $  12.500000   $     9.298205    307,012.802
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP TRUST
                2001                  $   12.500000  $    7.724808     71,844.960             N/A              N/A            N/A
                2002                       7.724808       7.124165    103,836.025    $  12.500000   $     9.875544     65,893.658
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES TRUST
                2001                  $   12.500000  $   11.930561    148,135.925             N/A              N/A            N/A
                2002                      11.930561       9.591443    630,093.281    $  12.500000   $    10.622622    357,514.086
-----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH TRUST
                2001                  $   12.500000  $    7.941237    524,872.382             N/A              N/A            N/A
                2002                       7.941237       6.661388    932,952.811    $  12.500000   $     9.559332    258,492.729
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Trust
                2001                  $   12.500000  $    7.293154    327,181.011             N/A              N/A            N/A
                2002                       7.293154       6.330985    763,594.992    $  12.500000   $     9.546522    372,099.654
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY BLEND TRUST
                2001                  $   12.500000  $    8.450022    213,244.360             N/A              N/A            N/A
                2002                       8.450022       7.825877    576,957.567    $  12.500000   $     9.076656    326,223.143
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Trust
                2001                  $   12.500000  $    9.904602     73,115.387             N/A              N/A            N/A
                2002                       9.904602       9.204503    273,923.929    $  12.500000   $     9.493452    156,713.918
-----------------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH TRUST
                2001                  $   12.500000  $    7.293154    393,388.105             N/A              N/A            N/A
                2002                       7.293154       4.428426    604,736.672    $  12.500000   $    10.112748     70,943.955
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH TRUST
                2001                  $   12.500000  $    8.085907    100,479.558             N/A              N/A            N/A
                2002                       8.085907       7.097121    460,397.336    $  12.500000   $     9.685683    157,212.122
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES TRUST
                2001                  $   12.500000  $    8.403806     95,345.062             N/A              N/A            N/A
                2002                       8.403806       7.194478    288,292.964    $  12.500000   $     9.413826     83,367.196
-----------------------------------------------------------------------------------------------------------------------------------


SAI                                    B-5

-----------------------------------------------------------------------------------------------------------------------------------
                                                      SERIES I SHARES                              SERIES II SHARES

                                      UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS
            SUB ACCOUNT               START OF YEAR   END OF YEAR   AT END OF YEAR   START OF YEAR   END OF YEAR    AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK TRUST
                2001                  $   12.500000  $    8.853808    326,704.850             N/A              N/A            N/A
                2002                       8.853808       8.113009    779,961.800    $  12.500000   $    10.107030    384,725.030
-----------------------------------------------------------------------------------------------------------------------------------
ALL CAP GROWTH TRUST
                2001                  $   12.500000  $    7.524876    524,872.382             N/A              N/A            N/A
                2002                       7.524876       6.588842  1,264,681.774    $  12.500000   $    10.024552    279,652.733
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES TRUST
                2001                  $   12.500000  $   10.519873    132,048.970             N/A              N/A            N/A
                2002                      10.519873       9.300332    547,213.139    $  12.500000   $    10.237755    261,992.485
-----------------------------------------------------------------------------------------------------------------------------------
OVERSEAS TRUST
                2001                  $   12.500000  $    9.017723    237,131.695             N/A              N/A            N/A
                2002                       9.017723       7.494505    401,517.850    $  12.500000   $     9.647607    129,983.737
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX TRUST
                2001                  $   12.500000  $    9.174970     50,025.219             N/A              N/A            N/A
                2002                        9.17497        7.89903    139,112.629    $  12.500000   $    10.148152     66,766.482
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK TRUST
                2001                  $   12.500000  $    8.911428    152,953.321             N/A              N/A            N/A
                2002                       8.911428       7.453649    331,142.427    $  12.500000   $     9.681116    245,219.368
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE TRUST
                2001                  $   12.500000  $    9.889110    173,583.749             N/A              N/A            N/A
                2002                        9.88911       8.995998    503,475.981    $  12.500000   $     9.780303    533,862.324
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION TRUST
                2001                  $   12.500000  $    8.142683     94,319.636             N/A              N/A            N/A
                2002                       8.142683       6.444359    432,314.662    $  12.500000   $     9.553391    269,814.194
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES TRUST
                2001                  $   12.500000  $    8.433783    663,274.513             N/A              N/A            N/A
                2002                       8.433783       5.956702  1,079,663.914    $  12.500000   $     8.202760    290,100.587
-----------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP TRUST
                2001                  $   12.500000  $    9.119105     22,605.147             N/A              N/A            N/A
                2002                       9.119105       7.681326     87,483.280    $  12.500000   $     9.868494     44,972.215
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX TRUST
                2001                  $   12.500000  $   10.154553    108,247.657             N/A              N/A            N/A
                2002                      10.154553       9.938342    391,354.010    $  12.500000   $     9.999868    233,394.536
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY TRUST
                2001                  $   12.500000  $    9.672379    213,811.807             N/A              N/A            N/A
                2002                       9.672379       8.376938    410,924.323    $  12.500000   $    10.325957    172,759.475
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH TRUST
                2001                  $   12.500000  $    9.168809    189,564.004             N/A              N/A            N/A
                2002                       9.168809       7.720252    701,157.873    $  12.500000   $    10.372037    245,932.136
-----------------------------------------------------------------------------------------------------------------------------------
ALL CAP CORE TRUST (FORMERLY GROWTH)
                2001                  $   12.500000  $    8.047127    278,143.835             N/A              N/A            N/A
                2002                       8.047127       6.742395    497,283.065    $  12.500000   $    10.526345     50,762.899
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH TRUST
                2001                  $   12.500000  $    8.968815    656,050.860             N/A              N/A            N/A
                2002                       8.968815       7.537509  1,560,881.110    $  12.500000   $    10.100613    677,092.188
-----------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE TRUST
                2001                  $   12.500000  $   10.609320     94,319.636             N/A              N/A            N/A
                2002                       10.60932        8.86122    439,948.567    $  12.500000   $     9.662574    152,502.879
-----------------------------------------------------------------------------------------------------------------------------------


SAI                                   B-6

----------------------------------------------------------------------------------------------------------------------------
                                               SERIES I SHARES                               SERIES II SHARES

                                UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR   END OF YEAR    AT END OF YEAR  START OF YEAR   END OF YEAR    AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES TRUST
              2001              $  12.500000     $ 9.069449      147,183.251            N/A            N/A              N/A
              2002                  9.069449       7.583955      372,071.348     $12.500000     $ 9.812793      109,209.766
----------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX TRUST
              2001              $  12.500000     $ 9.423023       95,947.891            N/A            N/A              N/A
              2002                  9.423023       8.152164      185,218.001     $12.500000     $10.213536       67,407.104
----------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY TRUST
              2001              $  12.500000     $ 8.344396      514,306.344            N/A            N/A              N/A
              2002                  9.423023       6.579287      644,241.312     $12.500000     $10.077673       35,492.886
----------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH TRUST
              2001              $  12.500000     $ 9.145681    1,380,751.716            N/A            N/A              N/A
              2002                  9.423023       7.709411    2,612,865.602     $12.500000     $10.215811      830,791.009
----------------------------------------------------------------------------------------------------------------------------
UTILITIES TRUST
              2001              $  12.500000     $ 9.218530       75,794.834            N/A            N/A              N/A
              2002                  9.423023       6.957324      253,695.349     $12.500000     $10.872646      120,362.771
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES TRUST
              2001              $  12.500000     $12.491340      138,223.973            N/A            N/A              N/A
              2002                  12.49134       12.95955      517,186.652     $12.500000     $11.829146      601,048.774
----------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE TRUST
              2001              $  12.500000     $11.264306      219,436.879            N/A            N/A              N/A
              2002                 11.264306       11.97324    1,032,392.064     $12.500000     $10.217263      835,488.965
----------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE TRUST
              2001              $  12.500000     $11.483525      315,019.066            N/A            N/A              N/A
              2002                 11.483525      11.455678    1,466,936.682     $12.500000     $10.840516    1,117,521.897
----------------------------------------------------------------------------------------------------------------------------
VALUE TRUST
              2001              $  12.500000     $11.124149      524,402.725            N/A            N/A              N/A
              2002                 11.483525        9.31566      915,180.164     $12.500000     $ 9.502632      424,623.413
----------------------------------------------------------------------------------------------------------------------------
500 INDEX TRUST
              2001              $12.500000     $ 9.491048      709,496.660            N/A            N/A              N/A
              2002                  9.491048       7.967712    1,937,018.239     $12.500000     $10.219044      668,650.426
----------------------------------------------------------------------------------------------------------------------------
TACTICAL ALLOCATION TRUST
              2001              $  12.500000     $ 9.414061      345,758.262            N/A            N/A              N/A
              2002                  9.414061       7.814676      672,385.625     $12.500000     $10.146318      175,570.340
----------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUETRUST
              2001              $  12.500000     $10.509989      436,141.044            N/A            N/A              N/A
              2002                 10.509989       9.569509    1,758,258.434     $12.500000     $10.556582      936,320.087
----------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME TRUST
              2001              $  12.500000     $ 9.776068    1,503,329.789            N/A            N/A              N/A
              2002                  9.776068       7.969731    2,940,391.329     $12.500000     $10.300169      706,280.370
----------------------------------------------------------------------------------------------------------------------------
U. S. LARGE CAP VALUE TRUST
              2001              $  12.500000     $ 9.862811      543,392.698            N/A            N/A              N/A
              2002                  9.862811       8.475151    1,306,255.735     $12.500000     $ 9.909127      638,339.752
----------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME TRUST
              2001              $  12.500000     $11.612668      985,725.822            N/A            N/A              N/A
              2002                 11.612668      10.628215    2,240,719.556     $12.500000     $10.415699    1,252,762.412
----------------------------------------------------------------------------------------------------------------------------
INCOME & VALUE TRUST
              2001              $  12.500000     $10.787929    1,503,329.789            N/A            N/A              N/A
              2002                 10.787929        9.96034      792,865.528     $12.500000     $10.841289      428,533.274
----------------------------------------------------------------------------------------------------------------------------


SAI                                   B-7

-------------------------------------------------------------------------------------------------------------------------------
                                                 SERIES I SHARES                                SERIES II SHARES

                                   UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS
           SUB ACCOUNT             START OF YEAR   END OF YEAR    AT END OF YEAR  START OF YEAR   END OF YEAR    AT END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
BALANCED TRUST
              2001                  $12.500000     $ 9.911154        83,639.456            N/A            N/A              N/A
              2002                    9.911154       8.902005       268,559.851     $12.500000     $11.271099       95,643.993
-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD TRUST
              2001                  $12.500000     $10.599364       193,430.440            N/A            N/A              N/A
              2002                   10.599364      10.008436       518,195.861     $12.500000     $11.709887      273,787.713
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND TRUST
              2001                  $12.500000     $12.911180       138,624.771            N/A            N/A              N/A
              2002                    12.91118      13.930464       320,384.860     $12.500000     $13.032376      178,027.241
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND TRUST
              2001                  $12.500000     $12.858902        83,972.314            N/A            N/A              N/A
              2002                   12.858902       14.74082       326,106.642     $12.500000     $14.304439      351,762.469
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
              2001                  $12.500000     $13.401562       903,896.897            N/A            N/A              N/A
              2002                   13.401562      14.363858     3,195,363.826     $12.500000     $13.325384    2,184,222.354
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND TRUST
              2001                  $12.500000     $13.162603       256,376.039            N/A            N/A              N/A
              2002                   13.162603      14.170286       922,381.797     $12.500000     $13.337047      432,479.629
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND TRUST
              2001                  $12.500000     $13.082149       292,647.227            N/A            N/A              N/A
              2002                   13.082149      13.823125       751,597.625     $12.500000     $13.185535      396,453.664
-------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT SECURITIES TRUST
              2001                  $12.500000     $13.208088       311,783.486            N/A            N/A              N/A
              2002                   13.208088      13.929083     1,797,353.520     $12.500000     $13.111730    1,823,817.911
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST
              2001                  $12.500000     $12.692656     2,207,732.945            N/A            N/A              N/A
              2002                   12.692656       12.64834     4,297,764.242     $12.500000     $12.447023    3,435,922.026
-------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE AGGRESSIVE 1000 TRUST
              2001                  $12.500000     $ 9.178643       274,283.703            N/A            N/A              N/A
              2002                    9.178643        8.08696       739,242.746     $12.500000     $10.011744      550,628.731
-------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE GROWTH 820 TRUST
              2001                  $12.500000     $ 9.909435     1,161,666.200            N/A            N/A              N/A
              2002                    9.909435       9.058659     3,214,133.034     $12.500000     $10.673290    2,819,306.564
-------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE BALANCED 640 TRUST
              2001                  $12.500000     $10.789448     1,187,221.227            N/A            N/A              N/A
              2002                   10.789448      10.204305     3,450,451.957     $12.500000     $11.340607    3,197,417.546
-------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
              2001                  $12.500000     $11.573902       408,832.347            N/A            N/A              N/A
              2002                   11.573902      11.359546     1,527,337.646     $12.500000     $11.895826    1,433,656.106
-------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE 280 TRUST
              2001                  $12.500000     $12.402697        10,676.214            N/A            N/A              N/A
              2002                   12.402697      12.620988       744,881.587     $12.500000     $12.478846      549,769.240
-------------------------------------------------------------------------------------------------------------------------------



Units under this series of contracts were first credited under the subaccounts on January 29, 2001 except in the following instances:



     Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.


SAI                                    B-8

                            ACCUMULATION UNIT VALUES
   FOR CONTRACTS INVESTING IN SERIES I SHARES ISSUED PRIOR TO JANUARY 29, 2001
                (REFLECTING THE ANNUAL STEP DEATH BENEFIT ONLY)



--------------------------------------------------------------------------------------------------------
                                                                 SERIES I SHARES

                                        UNIT VALUE AT START      UNIT VALUE AT        NUMBER OF UNITS AT
           SUB ACCOUNT                        OF YEAR             END OF YEAR             END OF YEAR
--------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
              2000                          $12.500000             $ 7.012603              410,867.645
              2001                            7.012603               2.726864              482,464.751
              2002                            2.726864               2.291844              316,845.935
--------------------------------------------------------------------------------------------------------
PACIFIC RIM EMERGING MARKETS TRUST
              2000                          $12.500000             $10.941915               71,622.589
              2001                           10.941915               7.762032               95,136.940
              2002                            7.762032               7.523557               48,275.031
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS TRUST
              2001                          $12.500000             $ 6.571833               10,541.644
              2002                            6.571833               4.029891                5,078.431
--------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
              2000                          $12.500000             $ 8.857329            1,488,392.735
              2001                            8.857329               3.798587            2,649,764.186
              2002                            3.798587               2.975729            1,933,225.626
--------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP TRUST
              2000                          $12.500000             $10.030446              220,745.463
              2001                           10.030446               6.036206              336,043.296
              2002                            6.036206               5.556362              216,963.967
--------------------------------------------------------------------------------------------------------
HEALTH SCIENCES TRUST
              2001                          $12.500000             $11.923140               27,921.634
              2002                           11.923140               9.567392               33,376.114
--------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH TRUST
              2000                          $12.500000             $11.182499              929,491.437
              2001                           11.182499               7.161891            1,236,461.240
              2002                            7.161891               5.996302              811,025.468
--------------------------------------------------------------------------------------------------------
Emerging Small Company Trust
              2000                          $12.500000             $10.932942              514,632.900
              2001                           10.932942               6.706342              752,679.853
              2002                            6.706342               5.810609              568,901.310
--------------------------------------------------------------------------------------------------------
SMALL COMPANY BLEND TRUST
              2000                          $12.500000             $ 9.630818              181,602.231
              2001                            9.630818               7.315399              321,389.874
              2002                            7.315399               6.762279              221,601.734
--------------------------------------------------------------------------------------------------------
Small Cap Index Trust
              2000                          $12.500000             $11.943325               19,286.070
              2001                           11.943325               9.908273               44,653.544
              2002                            9.908273               9.190549               46,109.953
--------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH TRUST
              2000                          $12.500000             $ 8.771239              628,925.892
              2001                            8.771239               4.531691              906,381.150
              2002                            4.531691               3.624989              597,612.588
--------------------------------------------------------------------------------------------------------


SAI                                    B-9

--------------------------------------------------------------------------------------------------------
                                                                SERIES I SHARES

                                        UNIT VALUE AT START      UNIT VALUE AT        NUMBER OF UNITS AT
            SUB ACCOUNT                      OF YEAR              END OF YEAR            END OF YEAR
--------------------------------------------------------------------------------------------------------
MID CAP GROWTH TRUST
              2001                          $12.500000             $ 8.080857                11,907.583
              2002                            8.080857               7.079301                22,351.960
--------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES TRUST
              2001                          $12.500000             $ 8.398558                 1,787.304
              2002                            8.398558               7.176410                41,853.433
--------------------------------------------------------------------------------------------------------
MID CAP STOCK TRUST
              2000                          $12.500000             $12.208008               194,877.908
              2001                           12.208008               8.882085               333,412.746
              2002                            8.882085               8.123564               262,201.351
--------------------------------------------------------------------------------------------------------
ALL CAP GROWTH TRUST
              2000                          $12.500000             $10.349704             1,211,311.085
              2001                           10.349704               6.588104             1,973,351.185
              2002                            6.588104               5.757704             1,248,067.621
--------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES TRUST
              2001                          $12.500000             $10.513330                21,735.595
              2002                           10.513330               9.277011                37,643.809
--------------------------------------------------------------------------------------------------------
OVERSEAS TRUST
              2000                          $12.500000             $11.222510               341,875.704
              2001                           11.222510               8.096365               548,597.359
              2002                            8.096365               6.716070               400,354.737
--------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX TRUST
              2000                          $12.500000             $11.529885                22,985.945
              2001                           11.529885               8.327912                61,146.676
              2002                            8.327912               7.156227                53,005.670
--------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK TRUST
              2000                          $12.500000             $11.202883           131,842,090.000
              2001                           11.202883               7.960639               255,903.300
              2002                            7.960639               6.645829               155,705.808
--------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE TRUST
              2000                          $12.500000             $11.868508               119,058.472
              2001                           11.868508               9.335145               191,600.185
              2002                            9.335145               8.476026               226,244.155
--------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION TRUST
              2000                          $12.500000             $10.939455                    22.286
              2001                           10.939455               7.568485                75,809.807
              2002                            7.568485               5.978615                67,276.333
--------------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES TRUST
              2000                          $12.500000             $11.972462               590,254.445
              2001                           11.972462               8.508502             1,174,329.419
              2002                            8.508502               5.998128               747,194.564
--------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP TRUST
              2001                          $12.500000             $ 9.113424                11,024.426
              2002                            9.113424               7.662062                 5,603.100
--------------------------------------------------------------------------------------------------------


SAI                                    B-10

--------------------------------------------------------------------------------------------------------
                                                                SERIES I SHARES

                                        UNIT VALUE AT START      UNIT VALUE AT        NUMBER OF UNITS AT
            SUB ACCOUNT                      OF YEAR              END OF YEAR             END OF YEAR
--------------------------------------------------------------------------------------------------------
MID CAP INDEX TRUST
              2000                          $12.500000             $13.223282               41,116.101
              2001                           13.223282              10.894964               68,602.214
              2002                           10.894964              10.642876               78,703.583
--------------------------------------------------------------------------------------------------------
GLOBAL EQUITY TRUST
              2000                          $12.500000             $13.554144              148,782.204
              2001                           13.554144              10.275221              245,949.177
              2002                           10.275221               8.882263              179,868.682
--------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH TRUST
              2001                          $12.500000             $ 9.163095              132,227.304
              2002                            9.163095               7.700872               79,023.487
--------------------------------------------------------------------------------------------------------
ALL CAP CORE TRUST (FORMERLY GROWTH)
              2000                          $12.500000             $ 9.089389              633,620.762
              2001                            9.089389               6.169224              951,065.966
              2002                            6.169224               5.159206              570,890.747
--------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH TRUST
              2000                          $12.500000             $10.924721              751,650.720
              2001                           10.924721               7.974453            1,321,073.716
              2002                            7.974453               6.689181            1,080,242.633
--------------------------------------------------------------------------------------------------------
ALL CAP VALUE TRUST
              2001                          $12.500000             $10.602719                9,205.877
              2002                           10.602719               8.838989               38,453.874
--------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES TRUST
              2001                          $12.500000             $ 9.063793               31,626.234
              2002                            9.063793               7.564926               20,858.327
--------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX TRUST
              2000                          $12.500000             $11.456807               29,032.382
              2001                           11.456807               8.932254               74,927.361
              2002                            8.932254               7.713002               60,481.280
--------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY TRUST
              2000                          $12.500000             $12.092105              522,171.302
              2001                           12.092105               8.254414              718,103.757
              2002                            8.254414               6.496049              402,289.127
--------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH TRUST
              2000                          $12.500000             $11.549188            1,770,737.506
              2001                           11.549188               8.571391            2,836,813.809
              2002                            8.571391               7.211675            2,149,485.035
--------------------------------------------------------------------------------------------------------
UTILITIES TRUST
              2001                          $12.500000             $ 9.212790               28,560.568
              2002                            9.212790               6.939875               13,611.524
--------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES TRUST
              2000                          $12.500000             $13.588062               42,483.634
              2001                           13.588062              13.405778               83,504.535
              2002                           13.405778              13.882066              114,978.574
--------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE TRUST
              2000                          $12.500000             $13.356548               39,250.451
              2001                           13.356548              12.182062              181,133.771
              2002                           12.182062              12.924339              234,877.349
--------------------------------------------------------------------------------------------------------


SAI                                    B-11

--------------------------------------------------------------------------------------------------------
                                                                SERIES I SHARES

                                        UNIT VALUE AT START      UNIT VALUE AT        NUMBER OF UNITS AT
            SUB ACCOUNT                      OF YEAR              END OF YEAR             END OF YEAR
--------------------------------------------------------------------------------------------------------
MID CAP VALUE TRUST
              2001                          $12.500000             $11.476384               65,784.540
              2002                           11.476384              11.426974              212,267.808
--------------------------------------------------------------------------------------------------------
VALUE TRUST
              2000                          $12.500000             $15.552753              124,860.690
              2001                           15.552753              14.342766              495,673.651
              2002                           14.342766              11.988345              321,323.869
--------------------------------------------------------------------------------------------------------
500 INDEX TRUST
              2000                          $12.500000             $11.516966              141,044.660
              2001                           11.516966               9.009063              491,830.938
              2002                            9.009063               7.548807              407,844.957
--------------------------------------------------------------------------------------------------------
TACTICAL ALLOCATION TRUST
              2000                          $12.500000             $12.188577              194,587.728
              2001                           12.188577               9.447059              438,197.344
              2002                            9.447059               7.827267              299,344.627
--------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUETRUST
              2001                          $12.500000             $10.503447               83,821.134
              2002                           10.503447               9.545508              115,379.417
--------------------------------------------------------------------------------------------------------
GROWTH & INCOME TRUST
              2000                          $12.500000             $11.658205            1,818,651.260
              2001                           11.658205               9.286298            3,393,880.048
              2002                            9.286298               7.556172            2,274,190.488
--------------------------------------------------------------------------------------------------------
U. S. LARGE CAP VALUE TRUST
              2000                          $12.500000             $12.467016              417,202.814
              2001                           12.467016              10.232153              851,029.301
              2002                           10.232153               8.775940              642,994.069
--------------------------------------------------------------------------------------------------------
EQUITY-INCOME TRUST
              2000                          $12.500000             $14.266438              301,378.857
              2001                           14.266438              13.244452              912,362.469
              2002                           13.244452              12.098791              860,219.371
--------------------------------------------------------------------------------------------------------
INCOME & VALUE TRUST
              2000                          $12.500000             $12.710793              175,347.336
              2001                           12.710793              11.305335              440,800.614
              2002                           11.305335              10.418378              322,273.863
--------------------------------------------------------------------------------------------------------
BALANCED TRUST
              2000                          $12.500000             $11.252446               53,977.341
              2001                           11.252446               9.320049              160,873.277
              2002                            9.320049               8.355296               98,003.630
--------------------------------------------------------------------------------------------------------
HIGH YIELD TRUST
              2000                          $12.500000             $11.519841               63,436.742
              2001                           11.519841              10.388085              213,209.911
              2002                           10.388085               9.790451              220,684.976
--------------------------------------------------------------------------------------------------------
STRATEGIC BOND TRUST
              2000                          $12.500000             $12.905776              101,744.539
              2001                           12.905776              13.394623              236,205.948
              2002                           13.394623              14.424843              189,703.604
--------------------------------------------------------------------------------------------------------
GLOBAL BOND TRUST
              2000                          $12.500000             $12.871966               49,507.169
              2001                           12.871966              13.116216               96,866.262
              2002                           13.116216              15.007467              124,140.460
--------------------------------------------------------------------------------------------------------


SAI                                    B-12

--------------------------------------------------------------------------------------------------------
                                                                SERIES I SHARES

                                        UNIT VALUE AT START      UNIT VALUE AT        NUMBER OF UNITS AT
            SUB ACCOUNT                      OF YEAR              END OF YEAR             END OF YEAR
--------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
              2000                          $12.500000             $13.220054              314,470.052
              2001                           13.220054              14.149022              855,140.840
              2002                           14.149022              15.136415              915,321.262
--------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND TRUST
              2000                          $12.500000             $13.054821               92,766.167
              2001                           13.054821              13.841286              381,810.527
              2002                           13.841286              14.872861              477,478.736
--------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND TRUST
              2000                          $12.500000             $13.190998               99,109.088
              2001                           13.190998              13.915824              242,745.689
              2002                           13.915824              14.676304              233,512.795
--------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT SECURITIES TRUST
              2000                          $12.500000             $13.197644               71,597.560
              2001                           13.197644              13.992743              393,274.690
              2002                           13.992743              14.728774              634,753.126
--------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST
              2000                          $12.500000             $12.724933            1,232,429.704
              2001                           12.724933              12.945727            2,985,893.673
              2002                           12.945727              12.876223            1,815,320.513
--------------------------------------------------------------------------------------------------------
LIFESTYLE AGGRESSIVE 1000 TRUST
              2000                          $12.500000             $11.872645              179,282.520
              2001                           11.872645               8.922204              266,837.632
              2002                            8.922204               7.846184              173,881.126
--------------------------------------------------------------------------------------------------------
LIFESTYLE GROWTH 820 TRUST
              2000                          $12.500000             $12.089786               74,230.935
              2001                           12.089786               9.792437            1,145,908.085
              2002                            9.792437               8.934824            1,054,305.839
--------------------------------------------------------------------------------------------------------
LIFESTYLE BALANCED 640 TRUST
              2000                          $12.500000             $12.355297              512,760.573
              2001                           12.355297              10.835942            1,118,987.830
              2002                           10.835942              10.228949              904,305.164
--------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
              2000                          $12.500000             $12.579492              137,563.306
              2001                           12.579492              11.767206              306,328.182
              2002                           11.767206              11.527502              359,050.610
--------------------------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE 280 TRUST
              2000                          $12.500000             $12.913124               11,402.546
              2001                           12.913124              12.889151              161,087.010
              2002                           12.889151              13.091280              206,883.342
--------------------------------------------------------------------------------------------------------



Units under this series of contracts were first credited under the subaccounts on July 31, 2000, except in the following Capital Appreciation Trust where units were first credited on November 1, 2000.



     Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001


SAI                                   B-13

                        TABLE OF ACCUMULATION UNIT VALUES
       FOR VANTAGE CONTRACTS INVESTING IN SERIES I SHARES ISSUED PRIOR TO
                                JANUARY 29, 2001
                 (REFLECTING THE ANNUAL STEP DEATH BENEFIT ONLY)



----------------------------------------------------------------------------------------------------------------
                                                                            SERIES I SHARES
                                                          ------------------------------------------------------
                                                          UNIT VALUE AT     UNIT VALUE AT     NUMBER OF UNITS AT
                   SUB ACCOUNT                            START OF YEAR      END OF YEAR      END OF YEAR TOTAL
================================================================================================================
----------------------------------------------------------------------------------------------------------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND
----------------------------------------------------------------------------------------------------------------
                       2000                                 $12.500000        $12.606854           17,411.504
                       2001                                  12.606854         13.792934           18,358.636
                       2002                                  13.792934         15.858768          120,412.390
----------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE V.I. FUND
----------------------------------------------------------------------------------------------------------------
                       2000                                 $12.500000        $13.588646          126,530.942
                       2001                                  13.588646         14.400288          142,919.179
                       2002                                  14.400288         13.393483          159,359.873
----------------------------------------------------------------------------------------------------------------
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
----------------------------------------------------------------------------------------------------------------
                       2000                                 $12.500000        $12.606854           10,411.504
                       2001                                  12.606854         10.870968           10,422.018
                       2002                                  10.870968          9.962871            6,957.672
----------------------------------------------------------------------------------------------------------------



Units under this series were first credited under the sub-account on July 31, 2000.



                        TABLE OF ACCUMULATION UNIT VALUES
         FOR VANTAGE CONTRACTS INVESTING IN SERIES I SHARES ISSUED AFTER
                                JANUARY 29, 2001
                 (REFLECTING THE ANNUAL STEP DEATH BENEFIT ONLY)



----------------------------------------------------------------------------------------------------------------
                                                                            SERIES I SHARES
                                                          ------------------------------------------------------
                                                          UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS AT
                   SUB ACCOUNT                            START OF YEAR       END OF YEAR     END OF YEAR TOTAL
================================================================================================================
----------------------------------------------------------------------------------------------------------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND
----------------------------------------------------------------------------------------------------------------
                       2001                                 $12.500000         12.660223         $      0.000
                       2002                                  12.660223         14.578300         $134,960.548
----------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE V.I. FUND
----------------------------------------------------------------------------------------------------------------
                       2001                                 $12.500000         12.620595         $      0.000
                       2002                                  12.620595         12.021809         $209,139.814
----------------------------------------------------------------------------------------------------------------
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
----------------------------------------------------------------------------------------------------------------
                       2001                                 $12.500000         12.731524         $      0.000
                       2002                                  12.731524         11.685565         $  1,134.683
----------------------------------------------------------------------------------------------------------------



Units under this series were first credited under the sub-account on January 29, 2001.


SAI                                   B-14

                        TABLE OF ACCUMULATION UNIT VALUES
               FOR VANTAGE CONTRACTS INVESTING IN SERIES I SHARES
                              (REFLECTING GEM ONLY)



----------------------------------------------------------------------------------------------------------------
                                                                            SERIES I SHARES
                                                         -------------------------------------------------------
                                                         UNIT VALUE AT       UNIT VALUE AT    NUMBER OF UNITS AT
                   SUB ACCOUNT                           START OF YEAR        END OF YEAR     END OF YEAR TOTAL
================================================================================================================
----------------------------------------------------------------------------------------------------------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND
----------------------------------------------------------------------------------------------------------------
                       2001                                $12.500000          $16.062025              0.000
                       2002                                 16.062025           12.017753          3,261.830
----------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE V.I. FUND
----------------------------------------------------------------------------------------------------------------
                       2001                                $12.500000          $13.892756              0.000
                       2002                                 13.892756           11.208596          9,034.888
----------------------------------------------------------------------------------------------------------------
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
----------------------------------------------------------------------------------------------------------------
                       2001                                $12.500000          $ 9.649444              0.000
                       2002                                  9.649444            8.506930              0.000
----------------------------------------------------------------------------------------------------------------



Units under this series were first credited under the sub-account on January 29, 2001.


SAI                                   B-15

                                   APPENDIX C


                          AUDITED FINANCIAL STATEMENTS

                             THE MANUFACTURERS LIFE
                                INSURANCE COMPANY
                                    (U.S.A.)








                              AUDITED CONSOLIDATED
                              FINANCIAL STATEMENTS

                                   YEARS ENDED
                        DECEMBER 31, 2002, 2001 AND 2000












================================================================================
                            [MANULIFE FINANCIAL-LOGO]

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000




                                    CONTENTS




REPORT OF INDEPENDENT AUDITORS..............................................  1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS
     CONSOLIDATED BALANCE SHEETS............................................  2
     CONSOLIDATED STATEMENTS OF INCOME......................................  3
     CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS..............  4
     CONSOLIDATED STATEMENTS OF CASH FLOWS..................................  5
     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.............................  7

                         REPORT OF INDEPENDENT AUDITORS



THE BOARD OF DIRECTORS
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)


We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries as of
December 31, 2002 and 2001, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States.

As described in note 1, The Manufacturers Life Insurance Company (U.S.A.) merged with Manulife Reinsurance Corporation (U.S.A.) on January 1, 2002. The comparative financial statements represent the combined financial statements of The Manufacturers Life Insurance Company (U.S.A.) and Manulife Reinsurance Corporation (U.S.A.).


                                                      Ernst & Young LLP


Philadelphia, Pennsylvania
March 28, 2003

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

As at December 31 ($US millions)

ASSETS                                                             2002         2001
                                                                 --------     --------

INVESTMENTS:
Securities available-for-sale, at fair value:
   Fixed-maturity (amortized cost: 2002  $10,816; 2001 $10,526)   $11,869      $11,004
   Equity (cost: 2002 $714; 2001 $809)                                679          845
Mortgage loans                                                      1,921        1,675
Real estate                                                         1,078        1,037
Policy loans                                                        2,369        2,226
Short-term investments                                                919          695
                                                                  -------      -------
TOTAL INVESTMENTS                                                 $18,835      $17,482
                                                                  -------      -------
Cash and cash equivalents                                         $   103      $   112
Deferred acquisition costs                                          2,731        2,375
Net deferred tax asset                                                 --           59
Due from affiliates                                                   561          580
Amounts recoverable from reinsurers                                 1,069          804
Other assets                                                          674          728
Separate account assets                                            29,929       30,217
                                                                  -------      -------
TOTAL ASSETS                                                      $53,902      $52,357
                                                                  =======      =======
LIABILITIES, CAPITAL AND SURPLUS

LIABILITIES:
Policyholder liabilities and accruals                             $19,302      $18,174
Notes payable                                                         370          390
Net deferred tax liability                                            196           --
Due to affiliate                                                       65          250
Other liabilities                                                     858          657
Separate account liabilities                                       29,929       30,217
                                                                  -------      -------
TOTAL LIABILITIES                                                 $50,720      $49,688
                                                                  =======      =======
CAPITAL AND SURPLUS:
Capital stock                                                     $     5      $     5
Retained earnings                                                   2,666        2,511
Accumulated other comprehensive income                                511          153
                                                                  -------      -------
TOTAL CAPITAL AND SURPLUS                                         $ 3,182      $ 2,669
                                                                  -------      -------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                            $53,902      $52,357
                                                                  =======      =======

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($US millions)                                       2002       2001      2000
-------------------------------                    -------    -------   -------
REVENUE:
   Premiums                                        $ 1,002    $ 1,044   $ 1,001
   Fee income                                          930        903       958
   Net investment income                             1,157      1,184     1,207
   Net realized investment (losses) gains             (222)        56       129
   Other                                                 4         13        (3)
                                                   -------    -------   -------
TOTAL REVENUE                                      $ 2,871    $ 3,200   $ 3,292
                                                   -------    -------   -------
BENEFITS AND EXPENSES:
   Policyholder benefits and claims                $ 1,606    $ 1,734   $ 1,744
   Operating expenses and commissions                  575        617       652
   Amortization of deferred acquisition costs           92        276       217
   Interest expense                                     42         46        59
   Policyholder dividends                              370        348       339
                                                   -------    -------   -------
TOTAL BENEFITS AND EXPENSES                        $ 2,685    $ 3,021   $ 3,011
                                                   -------    -------   -------
INCOME BEFORE INCOME TAXES                             186        179       281
                                                   -------    -------   -------
INCOME TAX EXPENSE                                      31         34        70
                                                   -------    -------   -------
NET INCOME                                         $   155    $   145   $   211
                                                   =======    =======   =======


The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                              ACCUMULATED
                                                                                 OTHER           TOTAL
FOR THE YEARS ENDED DECEMBER 31                       CAPITAL    RETAINED    COMPREHENSIVE    CAPITAL AND
($US millions)                                         STOCK     EARNINGS    INCOME (LOSS)      SURPLUS
-------------------------------                       -------    --------    -------------    -----------
BALANCE, JANUARY 1, 2000 (PREVIOUSLY REPORTED)        $     5     $ 1,990       $   128         $ 2,123
Adjustments to reflect January 1, 2002 merger of
   The Manufacturers Life Insurance Company (U.S.A)
   and Manulife Reinsurance Corporation (U.S.A.)           --         165           (12)            153
                                                      -------     -------       -------         -------
BALANCE, JANUARY 1, 2000 (RESTATED)                   $     5     $ 2,155       $   116         $ 2,276
Comprehensive income                                       --         211           187             398
                                                      -------     -------       -------         -------
BALANCE, DECEMBER 31, 2000                            $     5     $ 2,366       $   303         $ 2,674
Comprehensive income                                       --         145          (150)             (5)
Capital contribution                                       --         125            --             125
Dividend to shareholder                                    --        (125)           --            (125)
                                                      -------     -------       -------         -------
BALANCE, DECEMBER 31, 2001                            $     5     $ 2,511       $   153         $ 2,669
Comprehensive income                                       --         155           358             513
                                                      -------     -------       -------         -------
BALANCE, DECEMBER 31, 2002                            $     5     $ 2,666       $   511         $ 3,182
                                                      =======     =======       =======         =======

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($US millions)                                                         2002        2001        2000
-------------------------------                                      --------    --------    --------
OPERATING ACTIVITIES:
   Operating cash inflows:
     Premiums                                                        $  1,018    $  1,014    $  1,013
     Fee income                                                           981         930         962
     Net investment income                                              1,153       1,211       1,180
     Other revenue                                                          4          13          (3)
                                                                     --------    --------    --------
     TOTAL OPERATING CASH INFLOWS                                    $  3,156    $  3,168    $  3,152
   Operating cash outflows:
         Benefit payments                                               1,480       1,378       1,341
      Insurance expenses and taxes                                      1,180       1,193       1,231
      Dividends paid to policyholders                                     358         333         408
      Change in other assets and other liabilities                       (422)        (83)       (324)
                                                                     --------    --------    --------
      TOTAL OPERATING CASH OUTFLOWS                                  $  2,596    $  2,821    $  2,656
                                                                     --------    --------    --------
Net cash provided by operating activities                            $    560    $    347    $    496
                                                                     --------    --------    --------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                    $  8,634    $ 10,623    $  7,053
Fixed-maturity securities purchased                                    (9,082)    (10,743)     (7,360)
Equity securities sold                                                     34         412       1,185
Equity securities purchased                                              (214)       (587)     (1,012)
Mortgage loans advanced                                                  (432)       (334)       (187)
Mortgage loans repaid                                                     186         200         274
Real estate sold                                                            1          39          98
Real estate purchased                                                     (60)        (29)        (58)
Policy loans advanced, net                                               (143)       (228)       (155)
Short-term investments                                                   (224)         33        (334)
Dividend Paid                                                               0        (125)          0
Other investments, net                                                     (4)        (29)         (3)
                                                                     --------    --------    --------
Net cash used in investing activities                                $ (1,304)   $   (768)   $   (499)
                                                                     --------    --------    --------
FINANCING ACTIVITIES:
Deposits and interest credited to policyholder account balances      $  1,778    $  1,768    $  1,336
Withdrawals from policyholder account balances                         (1,342)     (1,450)     (1,579)
Unearned revenue (Note 13)                                                168          --          --
Amounts due to affiliates                                                 101         150         200
Principal repayment of amounts due to affiliates                         (211)       (377)         --
Capital Contribution                                                        0         156           0
Net reinsurance recoverable                                               243         121          87
Borrowed (Repaid) Funds                                                    (2)         --          (2)
                                                                     --------    --------    --------
Net cash provided by financing activities                            $    735    $    368    $     42
                                                                     --------    --------    --------
Increase (decrease) in cash and cash equivalents during the period   $     (9)   $    (53)   $     39
Cash and cash equivalents at beginning of year                            112         165         126
                                                                     --------    --------    --------
BALANCE, END OF PERIOD                                               $    103    $    112    $    165
                                                                     ========    ========    ========

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

FOR THE YEARS ENDED DECEMBER 31
($US millions)                                                               2002     2001     2000
-------------------------------                                             ------   ------   ------
RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
   NET INCOME                                                                $ 155    $ 145    $ 211
   ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY
     OPERATING ACTIVITIES

     Realized gains/losses and provisions                                      222      (56)    (129)
     Net depreciation, amortization of bond premium discount and other          (5)      27      (27)
       investment related items
     Addition to policyholder liabilities and accruals                         126      356      403
     Deferred acquisition costs                                               (567)    (543)    (590)
     Amortization of deferred acquisition costs                                 92      276      217
     Increase in deferred tax liability, net                                    83       96        4
     Interest expense                                                           42       46       59
     Policyholder dividends                                                     12       15      (69)
     Change in other assets and other liabilities                              422       83      324
     Other, net                                                                (22)     (98)      93
                                                                             -----    -----    -----
NET CASH PROVIDED BY OPERATING ACTIVITIES                                    $ 560    $ 347    $ 496
                                                                             =====    =====    =====

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
                           (IN MILLIONS OF US DOLLARS)



1.   ORGANIZATION AND BASIS OF PRESENTATION

     The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

     Effective January 1, 2002, Manulife Reinsurance Corporation (U.S.A.) ("MRC"), the former direct parent of ManUSA, and The Manufacturers Life Insurance Company of North America ("MNA"), a former subsidiary of ManUSA, were merged with and into ManUSA to continue under the name The Manufacturers Life Insurance Company (U.S.A.). MRC was the sole shareholder of ManUSA. Shares of ManUSA held by MRC were cancelled and ManUSA issued new shares to MRC's sole shareholder, The Manufacturers Investment Corporation ("MIC").

     Pursuant to the merger on January 1, 2002, MRC transferred its 100% interest in Manulife Reinsurance Limited (Bermuda) ("MRL"), a Bermuda based company, to MIC and as a result, MRL remains a sister company to ManUSA and a 100% controlled subsidiary of MIC.

     The amalgamation of ManUSA and MRC represents the combination of businesses under common control and has been accounted for using "pooling-of-interests" accounting. The accompanying comparative financial statements for 2001 and 2000 are restated based on the assumption that the companies have been combined since January 1, 2000 and exclude MRL which is currently a subsidiary of MIC. The following is a reconciliation of the amounts of revenue and net income previously reported for 2001 and 2000 with the restated amounts:


     FOR THE YEARS ENDED DECEMBER 31
     ($US millions)                                     2001         2000
     -------------------------------                   ------       ------
     TOTAL REVENUE:
     As previously reported by ManUSA                  $ 2,859     $ 3,044
     MRC, excluding MRL                                    341         248
                                                       -------     -------
     AS RESTATED                                       $ 3,200     $ 3,292
                                                       -------     -------
     NET INCOME:
     As previously reported by ManUSA                  $    41     $   248
     MRC, excluding MRL                                    104         (37)
                                                       -------     -------
     AS RESTATED                                       $   145     $   211
                                                       -------     -------

     Prior to January 1, 2002, ManUSA and MRC, in the normal course of business, entered into certain reinsurance and administrative transactions. These intercompany transactions have been eliminated in the accompanying consolidated financial statements and in the preceding table.

     In addition, on January 1, 2002, all of the inforce operations of The Manufacturers Life Insurance Company of America, a subsidiary of ManUSA, were transferred to ManUSA by way of an assumption reinsurance agreement and dividend declaration. As a result of this reorganization, products previously sold and administered under the name of MRC, MNA, and MLA are now offered and administered under the name of ManUSA. Also effective January 1, 2002, Manulife-Wood Logan Holding Co., Inc., Manulife Wood Logan, Inc., and Manulife Holding Corporation, all subsidiaries of ManUSA, were liquidated into ManUSA. All of these transactions have been reflected in these consolidated financial statements at carrying value.

     In December of 2000 through an issuance of shares, the Company acquired the remaining 21.6% minority interest in Manulife-Wood Logan Holding Co. Inc ("MWLH"), a subsidiary of the Company, from MRL Holding, LLC ("MRL-LLC"), an affiliated company. As this was a related party transaction, the purchase was accounted for at MRL-LLC's carrying value and no goodwill was generated.

     ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, individual wealth management and group wealth management related products. These products are marketed primarily in the United States.


2.   SIGNIFICANT ACCOUNTING POLICIES

     A)   RECENT ACCOUNTING STANDARDS

     The Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 141, "Business Combinations," ("SFAS 141") and Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). Both of these Statements were adopted by the Company effective for fiscal periods commencing January 1, 2002. SFAS 141 requires that all business combinations, other than those for businesses under common control, be accounted for using the purchase method and provides specific criteria for recognizing intangible assets separately from goodwill. Under SFAS 142, goodwill and intangible assets with an indefinite useful life are no longer amortized but are reviewed for impairment annually, or more frequently if impairment indicators arise. As at December 31, 2002, goodwill amounted to $40 (2001 - $37). The Company has reviewed the new standards and determined that its goodwill is not impaired.

     The following table presents the net income in accordance with the transitional provisions of SFAS 142 in effect since January 1, 2002:


     FOR THE YEARS ENDED DECEMBER 31
     ($US millions)                                               2001     2000
     -------------------------------                              ----     ----
     Net income as reported                                       $145     $211
     Addback:  Goodwill amortization, net of tax                     2        2
                                                                  ----     ----
     NET INCOME, EXCLUDING GOODWILL AMORTIZATION, NET OF TAX      $147     $213
                                                                  ----     ----

         The FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities," which addresses consolidation of certain variable interest entities by their primary beneficiary. This interpretation is effective for the fiscal or interim period beginning after June 15, 2003 for variable interest entities acquired before February 1, 2003, and immediately for variable interest entities created after January 31, 2003. This interpretation is not expected to have a material impact on the Company's financial results.

     C)  INVESTMENTS

         The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

         Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary, results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other than temporary, the Company considers various factors including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

         Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

         Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

         Policy loans are reported at aggregate unpaid balances, which approximates fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than ninety days at the date of acquisition, are reported at amortized cost which approximates fair value.

     D)  DERIVATIVES

         The Company adopted the Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by Statement of Financial Accounting Standards No. 138, on January 1, 2001. As a result, all derivative instruments are reported on the Consolidated Balance Sheet at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. There was no cumulative transition adjustment at the time of adoption.

         For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Both sets of changes are recorded through income. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net losses of $3 after tax, included in other comprehensive income as at December 31, 2002, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

     E)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     F)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. DAC associated with all other insurance and reinsurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future gross profits and any unrecoverable portion is immediately expensed.

     G)  POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

         For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

         For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.0%. As at December 31, 2002, participating insurance expressed as a percentage of gross actuarial reserves and account value is 47%.

         For those participating policies inforce as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As at December 31, 2002, $7,691 (2001 - $7,441) of both assets and actuarial liabilities related to the participating policyholders' account is included in the closed block.

         ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as at December 31, 2002.

     H)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     I)  REVENUE RECOGNITION

         Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance inforce or the present value of annuity benefits, depending on the product type.

         Fee income from annuity contracts, pension contracts, and insurance contracts consist of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

         Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

     J)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

     K)  REINSURANCE

         The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

         The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

     L)  STOCK-BASED COMPENSATION

         Certain of ManUSA's employees are provided compensation in the form of stock options and deferred share units in MFC, the indirect parent of the Company. The intrinsic value method of accounting is used by MFC. As a result, no expense is recognized in either MFC's or ManUSA's income for stock options as the exercise price thereon is set at the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the award grant date. The intrinsic value of the deferred share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units.

     M)  INCOME TAXES

         Income taxes have been provided for in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

         ManUSA joins its direct parent, MIC, and its subsidiaries, with the exception of The Manufacturers Life Insurance Company of New York ("MNY"), in filing a U.S. consolidated income tax return. MNY files a separate federal income tax return. Prior to the reorganization, MNY filed as a member of the consolidated tax return with its direct parent, MNA [note 1]. In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

     N)  FOREIGN EXCHANGE TRANSLATION

         The balance sheet and statement of income of the Company's foreign operations as well as non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the balance sheet date and average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

     O)  COMPARATIVE FIGURES

         Certain of the prior year's figures have been reclassified to conform to the current year's presentation.

     P)  USE OF ESTIMATES

         The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

         During 2002, the Company made significant adjustments to the amortized costs of its fixed-maturity and equity securities by recognizing $177 in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. Also in 2002, three items led to a combined net positive income effect from DAC and unearned revenue liability unlocking of $139. The latter changes included positive impacts from an extension of the DAC amortization period on its participating line of business, and improved mortality assumptions on its participating and universal life businesses, and a negative impact from equity market performance below historical assumptions on its variable annuity business.

3.       INVESTMENTS AND INVESTMENT INCOME

     A)  FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 2002, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:


                                                                     GROSS                   GROSS
                                                                   UNREALIZED              UNREALIZED
          AS AT DECEMBER 31               AMORTIZED COST             GAINS                   LOSSES                   FAIR VALUE
                                       -------------------     -------------------     --------------------      -------------------
          ($US millions)                 2002        2001        2002        2001        2002         2001         2002        2001
                                       -------     -------     -------     -------     -------      -------      -------     -------
         FIXED-MATURITY SECURITIES:
         U.S. government               $ 2,562     $ 2,115     $   197     $    68     $    --      $   (11)     $ 2,759     $ 2,172
         Foreign governments             1,458       1,346         314         174          --           (2)       1,772       1,518
         Corporate                       6,326       6,303         638         322        (143)        (106)       6,821       6,519
         Asset - backed                    470         762          47          35          (1)          (2)         516         795
                                       -------     -------     -------     -------     -------      -------      -------     -------
         TOTAL FIXED-MATURITY
         SECURITIES                    $10,816     $10,526     $ 1,196     $   599     $  (144)     $  (121)     $11,868     $11,004
                                       -------     -------     -------     -------     -------      -------      -------     -------
         EQUITY SECURITIES             $   714     $   809     $    38     $    93     $   (73)     $   (57)     $   679     $   845
                                       -------     -------     -------     -------     -------      -------      -------     -------

         Proceeds from sales of fixed-maturity securities during 2002 were $8,481 (2001 - $10,710 and 2000 - $7,053). Gross gains and losses of
         $218 and $154 respectively, were realized on those sales (2001 - $230 and $100 respectively, 2000 - $80 and $258 respectively). In addition during 2002, other-than-temporary impairments of $109 (2001 - $73, 2000
         - $83) were recognized in income.


         Proceeds from the sale of equity securities during 2002 were $34 (2001
         - $412 and 2000 - $1,185). Gross gains and losses of $48 and $84 respectively, were realized on those sales (2001 - $20 and $31 respectively, 2000 - $319 and $60 respectively). In addition during 2002, other-than-temporary impairments of $135 (2001 - $48, 2000 - nil) were recognized in income.


         The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

         The contractual maturities of fixed-maturity securities at December 31, 2002 are shown below.


         AS AT DECEMBER 31, 2002
         ($US millions)                                                   AMORTIZED COST        FAIR VALUE
                                                                          --------------        ----------
         Fixed-maturity securities, excluding mortgage-backed securities:
              One year or less                                               $   465             $    475
              Greater than 1; up to 5 years                                    1,668                1,764
              Greater than 5; up to 10 years                                   2,740                2,968
              Due after 10 years                                               5,473                6,150
         Asset - backed securities                                               470                  512
                                                                             -------             --------
         TOTAL FIXED-MATURITY SECURITIES                                     $10,816             $ 11,869
                                                                             =======             ========

         Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

     B)  MORTGAGE LOANS

         Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related specifically identified allowance for mortgage loan losses were as follows:

          AS AT DECEMBER 31
          ($US millions)                                                            2002                  2001
          -------------------------------------------                              -------               ------
          IMPAIRED LOANS                                                           $   80                $   79
                                                                                   -------               ------

          Allowance, January 1                                                     $   50                $   51

          Deductions                                                                  (14)                   (1)
                                                                                   ------                ------
          ALLOWANCE, DECEMBER 31                                                   $   36                $   50
                                                                                   ======                ======


      C) INVESTMENT INCOME

         Income by type of investment was as follows:

          FOR THE YEARS ENDED DECEMBER 31
          ($US millions)                                                 2002            2001             2000
          --------------------------------------------                 --------         ------           ------
          Fixed-maturity securities                                    $  729           $  751           $  794

          Equity securities                                                11               11               11

          Mortgage loans                                                  139              128              126

          Investment real estate                                           88               91              105

          Other investments                                               228              239              231
                                                                       ------           ------           ------

          Gross investment income                                       1,195            1,224            1,267

          Investment expenses                                             (38)             (36)             (60)
                                                                       ------           ------           ------

          NET INVESTMENT INCOME                                        $1,157           $1,184           $1,207
                                                                       ======           ======           ======


      D) SIGNIFICANT EQUITY INTERESTS

         ManUSA holds a 27.7% indirect interest in Flex Leasing I, LLC and a 19.6% direct interest in Flex Leasing II, LLC. These investments are accounted for using the equity method whereby ManUSA recognizes its proportionate share of the respective investee's net income or loss. As at December 31, 2002, the sum of total assets for both these investees was $393 (2001 - $396), with total liabilities amounting to $322 (2001
         - $295). For the year ended December 31, 2002, total net loss for both these investees amounted to $0.5 (2001 - $4).

     E)  SECURITIES LENDING

         The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is lodged by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As at December 31, 2002, the Company has loaned securities (which are included in invested assets) with a carrying value and market value of approximately $1,316 and $1,407 respectively (2001 - $1,122 and $1,148 respectively)

4.       COMPREHENSIVE INCOME

     A)  TOTAL COMPREHENSIVE INCOME WAS AS FOLLOWS:


          FOR THE YEARS ENDED DECEMBER 31
          ($US millions)                                                     2002            2001           2000
          ---------------------------------------------------------         ------          ------         ------
          NET INCOME                                                        $  155          $  145         $  211
                                                                            ------          ------         ------

          OTHER COMPREHENSIVE INCOME, NET OF DAC, DEFERRED INCOME TAXES
          AND OTHER AMOUNTS REQUIRED TO SATISFY POLICYHOLDER LIABILITIES:
            Unrealized holding gains (losses) arising during the year          269            (118)           228
            Minimum pension liability                                          (25)             (3)            -
            Foreign currency translation                                        44             (13)            (2)
            Less:
              Reclassification adjustment for realized gains and
                losses included in net income                                   70             (16)           (39)
                                                                            ------           -----          -----

          Other comprehensive income                                           358            (150)           187
                                                                            ------           -----          -----

          COMPREHENSIVE INCOME                                              $  513          $   (5)        $  398
                                                                            ------           -----          -----

           Other comprehensive income is reported net of tax expense (benefit) of $169, $(74), and $102 for 2002, 2001 and 2000, respectively.

     B)  ACCUMULATED OTHER COMPREHENSIVE INCOME IS COMPRISED OF THE FOLLOWING:


           AS AT DECEMBER 31
           ($US millions)                                                           2002                   2001
           -------------------------------------------                            -------                 -------
           UNREALIZED GAINS :
                Beginning balance                                                 $   173                 $   307
                Current period change                                                 339                    (134)
                                                                                  -------                 -------

                Ending balance                                                    $   512                 $   173
                                                                                  -------                 -------
           MINIMUM PENSION LIABILITY:
                Beginning balance                                                 $    (3)                $     -
                Current period change                                                 (25)                     (3)
                                                                                  -------                 -------

                Ending balance                                                    $   (28)                $    (3)
                                                                                  -------                 -------
           FOREIGN CURRENCY:
                Beginning balance                                                 $   (17)                $    (4)
                Current period change                                                  44                     (13)
                                                                                  -------                 -------

                Ending balance                                                    $    27                 $   (17)
                                                                                  -------                 -------

           ACCUMULATED OTHER COMPREHENSIVE INCOME                                 $   511                 $   153
                                                                                  =======                 =======

     C)  UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE

         Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:


         AS AT DECEMBER 31
         ($US millions)                                                             2002                    2001
         --------------------------------------------                              ------                  ------
         Gross unrealized gains                                                    $1,234                  $  692

         Gross unrealized losses                                                     (217)                   (178)

         DAC and other amounts required to satisfy policyholder liabilities          (251)                   (244)

         Deferred income taxes                                                       (254)                    (97)
                                                                                   ------                  ------
         NET UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE                     $  512                  $  173
                                                                                   ------                  ------



 5.      DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:


          FOR THE YEARS ENDED DECEMBER 31
          ($US millions)                                                            2002                   2001
          -------------------------------------------                              -------               --------
          Balance, January 1                                                       $ 2,375               $  2,133
          Capitalization                                                               568                    543
          Amortization                                                                 (92)                  (276)
          Effect of net unrealized gains on securities
            available-for-sale                                                        (118)                   (25)
                                                                                   -------               --------

          BALANCE, DECEMBER 31                                                     $ 2,731               $  2,375
                                                                                   -------               --------



 6.      INCOME TAXES

         The components of income tax expense were as follows:


          FOR THE YEARS ENDED DECEMBER 31
          ($US millions)                                                         2002             2001            2000
          -------------------------------------------                           ------           ------           -----
          Current (benefit) expense                                             $  (52)          $  (62)           $ 66

          Deferred expense                                                          83               96               4
                                                                                ------           ------            ----

          TOTAL INCOME TAX EXPENSE                                              $   31           $   34            $ 70
                                                                                ======           ======            ====


          Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

6.       INCOME TAXES (CONTINUED)

         Deferred income tax assets (liabilities), result from tax effecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date. The Company's deferred income tax assets (liabilities) are as follows:

          AS AT DECEMBER 31
          ($US millions)                                                     2002           2001            2000
          --------------------------------------------                      -------        -------         ------
          DEFERRED TAX ASSETS:

               Policy reserves                                              $   576        $   689         $  652

               Investments                                                        5              1             19

               Policyholder dividends payable                                    13             13             11

               Net capital loss carried forward                                   -              -              6

               Net operating loss carried forward                               214             93             41

               Other deferred tax assets                                         60             49             40
                                                                            -------        -------         ------

          Total Deferred tax assets                                         $   868        $   845         $  769
                                                                            -------        -------         ------

          DEFERRED TAX LIABILITIES:

               Deferred acquisition costs                                   $   548        $   431         $  357

               Unrealized gains on securities available-for-sale                349            169            146

               Premiums receivable                                               27             32             23

               Investments                                                       90            117             52

               Other deferred tax liabilities                                    50             37             43
                                                                            -------        -------         ------

          Total Deferred tax liabilities                                    $ 1,064        $   786         $  621
                                                                            -------        -------         ------

          NET DEFERRED TAX (LIABILITIES) ASSETS                             $  (196)       $    59         $  148
                                                                            -------        -------         ------

         ManUSA files a consolidated federal income tax return with its direct parent MIC, and it's subsidiaries, excluding MNY, which files its own separate federal income tax return. Prior to the reorganization, MNY filed as a member of the consolidated tax return with its direct parent, MNA.

         A tax sharing agreement between ManUSA and the various companies sets forth the manner in which each company's provision (benefit) is computed. In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries and affiliates. Such settlements occur on a periodic basis.

         At December 31, 2002, the Company has operating loss carryforwards of $612 that will begin to expire in 2011, and $1.4 million of tax credits with no expiry limitation. At December 31, 2001 and December 31, 2000, the company had operating loss carryforwards of $266 and $117 respectively that will begin to expire in 2011, and $1.4 and $0.9 million respectively of tax credits with no expiry limitation.


7.       NOTE PAYABLE

         On December 29, 1997, the Company issued two surplus debentures for $240 bearing interest at 7.93% per annum to MIC. Both of these debentures mature on February 1, 2022.

         On April 1, 1998, the Company issued two additional surplus debentures for $150 bearing interest at 8.10% per annum to MIC. Both of these debentures mature on February 1, 2022. During 2002, a partial principal repayment of $20 on one of the debentures was made.

         Except in the event of insolvency or wind-up of the Company, these instruments may not be redeemed during the period of five years from date of issue without the approval of the Office of the Superintendent of Financial Institutions of Canada. Interest accrued and expensed was $31 for each of 2002, 2001, and 2000. Interest paid was $32, $31, and $31 for 2002, 2001, and 2000, respectively.


8.       CAPITAL AND SURPLUS

         Capital Stock is comprised of the following:


         AS AT DECEMBER 31
         ($US millions)                                                      2002                     2001
         ------------------------------------------------------              ----                     ----
         AUTHORIZED:
              50,000,000 Preferred shares, Par value $1.00                     -                       -
              50,000,000 Common shares, Par value $1.00
         ISSUED AND OUTSTANDING:
              100,000 Preferred shares
              4,728,934 Common shares                                          5                       5
                                                                             ---                      ---

          As part of the reorganization that was effected January 1, 2002, all of ManUSA's outstanding preferred shares and common shares that were held by MRC were redeemed and then reissued to MIC at the same stated value [note 1].

         ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

         Net income (loss) and net capital and surplus, as determined in accordance with statutory accounting principles for ManUSA, MRC and their life insurance subsidiaries were as follows:

                                                                                        US STATUTORY BASIS
                                                                            -------------------------------------------
         FOR THE YEARS ENDED DECEMBER 31
         ($US millions)                                                                    2001              2000
                                                                            2002       (NOT RESTATED)     (NOT RESTATED)
                                                                           ------      --------------     --------------
         THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.):
            Net (loss) income                                              $  (396)       $    55            $   200
            Net capital and surplus                                          1,078          1,280              1,384
         THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA:
            Net loss                                                       $     -        $  (117)           $   (59)
            Net capital and surplus                                              -            212                152
         THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA:
            Net loss                                                       $     -        $   (20)           $   (19)
            Net capital and surplus                                              -            100                120
         MANULIFE REINSURANCE CORPORATION (U.S.A.):
            Net income                                                     $     -        $   171            $     6
            Net capital and surplus                                              -          1,359              1,280
         THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK:
            Net loss                                                       $   (26)       $   (26)           $    (3)
            Net capital and surplus                                             52             34                 61
                                                                           -------        -------            -------

          In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company's life insurance subsidiaries use to prepare their statutory-basis financial statements. The states of domicile of these subsidiaries adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the respective life insurance subsidiaries. In total, statutory-basis surplus of the life insurance entities within the Company increased by $209.

         As a result of demutualization of MLI there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.


9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS

     A)  EMPLOYEE RETIREMENT PLANS

         The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan"). Effective January 1, 2002, Manulife Wood Logan Inc. employees commenced earning a benefit under the Plan. Effective July 1, 2002, the Wood Logan Associates, Inc. Pension Plan, which was frozen as of December 31, 2001, was merged into the Plan.

         Pension benefits are provided to participants of the Plan after 3 years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are a function of the 1-year U.S. Treasury Constant Maturity Bond rate plus 0.25%, but no less than 5.25% per annum.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 2002, the projected benefit obligation to the participants of the Plan was $65 (2001 - $56), which was based on an assumed interest rate of 6.75% (2001 - 7.25%). The fair value of the Plan assets totaled $60 (2001 - $74).

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     A)  EMPLOYEE RETIREMENT PLAN (CONTINUED)

         The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

         Benefits under the Supplemental Plan are provided to participants who terminate after 3 years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         Cash balance contribution credits for the Supplemental Plan vary by service, and interest credits are a function of the 1-year U.S. Treasury Constant Maturity Bond rate plus 0.25%, but no less than 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

         At December 31, 2002, the projected benefit obligation to the participants of the Supplemental Plan was $25 (2001 - $25), which was based on an assumed interest rate of 6.75% (2001 - 7.25%).

     B)  401(k) PLAN

         The Company sponsors a defined contribution 401(k) savings plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $2 for each of 2002, 2001, and 2000, respectively.

     C)  POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plans, the Company sponsors a postretirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2002, the benefit obligation of the postretirement benefit plan was $23, which was based on an assumed interest rate of 6.75%. This plan is unfunded. Postretirement benefit plan expenses for 2002 were $2.

     D) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLANS AND THE POST-RETIREMENT BENEFIT PLAN

     Information applicable to the Employee Retirement Plan and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-end is as follows:

                                                                        EMPLOYEE       POSTRETIREMENT
                                                                       RETIREMENT          BENEFIT
                                                                          PLANS             PLAN
     AS AT DECEMBER 31                                               ---------------   ---------------
     ($US millions)                                                   2002     2001     2002     2001
     -----------------                                               ------   ------   ------   ------
     CHANGE IN BENEFIT OBLIGATION
     Benefit obligation at beginning of year                         $ (81)   $ (77)   $ (21)   $ (18)
     Service cost                                                       (4)      (3)      (1)      (1)
     Interest cost                                                      (6)      (5)      (1)      (1)
     Amendments                                                         --       --       --       --
     Actuarial loss                                                     (6)      (2)      (1)      (2)
     Benefits paid                                                       7        6        1        1
                                                                     -----    -----    -----    -----
     Benefit obligation at end of year                               $ (90)   $ (81)   $ (23)   $ (21)
                                                                     -----    -----    -----    -----
     CHANGE IN PLAN ASSETS
     Fair value of plan assets at beginning of year                  $  74    $  84    $  --    $  --
     Actual return on plan assets                                      (10)      (6)      --       --
     Employer contribution                                               3        2        1        1
     Benefits paid                                                      (7)      (6)      (1)      (1)
                                                                     -----    -----    -----    -----
     Fair value of plan assets at end of year                        $  60    $  74    $  --    $  --
                                                                     -----    -----    -----    -----

     Funded status                                                   $ (30)   $  (7)   $ (23)   $ (21)
     Unrecognized transition asset                                      (3)      (6)      --       --
     Unrecognized actuarial loss (gain)                                 52       31      (11)     (12)
     Unrecognized prior service cost                                     3        3       --       --
                                                                     -----    -----    -----    -----
     Net amount recognized                                           $  22    $  21    $ (34)   $ (33)
                                                                     -----    -----    -----    -----
     Amounts recognized in consolidated balance sheets consist of:
        Prepaid benefit cost                                         $  --    $  38    $  --    $  --
        Accrued benefit liability                                      (24)     (22)     (34)     (33)
        Intangible asset                                                 3        1       --       --
        Accumulated other comprehensive income                          43        4       --       --
                                                                     -----    -----    -----    -----
     Net amount recognized                                           $  22    $  21    $ (34)   $ (33)
                                                                     -----    -----    -----    -----



                                                                        EMPLOYEE       POST-RETIREMENT
                                                                       RETIREMENT          BENEFIT
                                                                          PLANS             PLAN
                                                                     ---------------   ---------------
     AS AT DECEMBER 31                                                2002     2001     2002     2001
     -----------------                                               ------   ------   ------   ------
     WEIGHTED AVERAGE ASSUMPTIONS
     Discount rate                                                    6.75%    7.25%    6.75%    7.25%
     Expected return on plan assets                                   8.50%    9.00%     N/A      N/A
     Rate of compensation increase                                    5.00%    5.00%    5.00%    5.00%
     Cost-of-living increase                                          3.00%    3.00%     N/A      N/A

     D) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLANS AND THE POST-RETIREMENT BENEFIT PLAN (CONTINUED)

     On December 31, 2002, the accrued postretirement benefit plan obligation was $23. The postretirement benefit obligation for eligible active employees was $4. The amount of the postretirement benefit obligation for ineligible active employees was $7. For measurement purposes as at December 31, 2002, a 9.50% and 11.50% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2003 for pre-65 and post-65 coverages, respectively. These rates were assumed to decrease gradually to 5.0% in 2012 and 2016, respectively, and remain at that level thereafter.

                                                                      EMPLOYEE       POST-RETIREMENT
                                                                     RETIREMENT          BENEFIT
                                                                        PLANS             PLAN
     AS AT DECEMBER 31                                             ---------------   ---------------
     ($US millions)                                                   2002     2001     2002     2001
     -----------------                                               ------   ------   ------   ------
     COMPONENTS OF NET PERIODIC BENEFIT COST FOR PLAN
     SPONSOR
     Service cost                                                    $   4    $   3    $   1    $   1
     Interest cost                                                       6        5        1        1
     Expected return on plan assets                                     (7)      (7)      --       --
     Amortization of net transition obligation                          (2)      (2)      --       --
     Recognized actuarial loss (gain)                                   --       --       (1)      (1)
                                                                     -----    -----    -----    -----
     NET PERIODIC BENEFIT COST                                       $   1    $  (1)   $   1    $   1
                                                                     -----    -----    -----    -----

     For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $90, $84, and $61 respectively as at December 31, 2002 and $26, $25, and $2 respectively as of December 31, 2001.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2002 values:



                                                            ONE-PERCENTAGE-          ONE-PERCENTAGE-
     ($US millions)                                         POINT INCREASE           POINT DECREASE
     -------------                                          ---------------          ---------------
     Effect on total of service and interest cost                $ --                     $ --
     components
     Effect on post-retirement benefit obligation                $  3                     $ (3)

10.  STOCK BASED COMPENSATION

     There are no stock based compensation plans involving stock of ManUSA. However, employees of ManUSA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding 4 years and expire not more than 10 years from the grant date. A total of 36,800,000 MFC common shares have been reserved for issuances under the ESOP.

         Details of outstanding options relating to the employees of ManUSA are as follows:


                                                     2002                       2001
                                            -----------------------   -----------------------
                                                          Weighted                  Weighted
                                                           average                   average
                                             Number of    exercise    Number of     exercise
                                             options        price      options         price
         For the years ended December 31    (thousands)     (Cdn)     (thousands)      (Cdn)
                                            -----------   ---------   -----------   ---------
         Outstanding, January 1                1,000       $ 38.36        337        $ 31.60
         Granted                                 764       $ 42.76        663        $ 41.80
         Exercised                               (20)      $ 31.91         --             --
         Forfeited/Cancelled                     (72)      $ 40.12         --             --
                                              ------       -------     ------        -------
         Outstanding, December 31              1,672       $ 40.37      1,000        $ 38.36
                                              ======       =======     ======        =======
         Exercisable, as at December 31          374       $ 35.44        169        $ 31.60
                                              ======       =======     ======        =======

         The exercise price of stock options outstanding range from Cdn $31.60 to Cdn $46.95 and have a weighted average contractual remaining life of
         8.3 years.

         The weighted average fair value of each option granted in the year has been estimated at $13.85 (Canadian) (2001 - $14.12 (Canadian)) using the Black-Scholes option pricing model. The pricing model uses the following weighted average assumptions: risk-free interest rate of 5.2% (2001 - 5.3%), dividend yield of 1.4% (2001 - 1.2%), expected volatility of 25% (2001 - 25%) and expected life of 7 years (2001 - 7 years). These stock options have no impact on ManUSA's income because the options had no intrinsic value at the grant date and are accounted for by MFC as fixed awards under APB 25.

         In 2000, MFC also granted deferred share units (the "DSUs") to certain employees of the ESOP. The DSUs vest over a 4-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. No DSUs were granted during 2002 and 2001. The number of DSUs outstanding was 154,608 as at December 31, 2002 (2001 - 156,800).
         ManUSA recorded compensation expense of $1 related to DSUs granted by MFC to its employees (2001 - $1, 2000 - $1).

         Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") in which ManUSA employees can participate. Under this plan, qualifying employees of ManUSA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of ManUSA employees are charged and expensed to ManUSA via the service agreement between ManUSA and MFC.

         The Company also has deferred compensation incentive plans open to all branch managers and qualified agents.

11.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses a variety of off-balance sheet derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments and future commitments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

         The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with individual assets and liabilities, and its overall aggregate portfolio. These interest rate exchange agreements consist primarily of interest rate swap agreements and interest rate floors and are regarded as fair value hedges.

         The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

         The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obligates the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

         These instruments are designated and effective as hedges, as there is a high correlation between changes in market value of the derivative and the underlying hedged item at inception and over the life of the hedge.

         The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e. the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

         Outstanding derivative instruments with off-balance sheet risks are as follows:


                                                  NOTIONAL OR
         AS AT DECEMBER 31                     CONTRACT AMOUNTS       CARRYING VALUE            FAIR VALUE
                                              -----------------     ------------------      ------------------
         ($US millions)                        2002       2001       2002        2001        2002        2001
                                              ------     ------     ------      ------      ------      ------
         Interest rate & currency swaps &
          floors                              $1,039     $1,098     $  (15)     $    2      $  (15)     $    2
         Interest rate option written             22         22         (2)         (1)         (2)         (1)
         Equity Contracts                          2         37         --          --          --          --
         Currency forwards                     1,040        909          5         (11)          5         (11)
                                              ------     ------     ------      ------      ------      ------
         TOTAL DERIVATIVES                    $2,103     $2,066     $  (12)     $  (10)     $  (12)     $  (10)
                                              ------     ------     ------      ------      ------      ------

         Fair value of off-balance sheet derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

12.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of the Company's financial instruments at December 31, 2002 were as follows:


         ($US millions)                           CARRYING VALUE   FAIR VALUE
                                                  --------------   ----------
          ASSETS:
             Fixed-maturity and equity securities     $12,548       $12,548
             Mortgage loans                             1,921         2,173
             Policy loans                               2,369         2,369
             Separate account assets                   29,929        29,929
          LIABILITIES:
             Insurance investment contracts           $ 2,012       $ 2,027
             Derivative financial instruments              12            12
             Separate account liabilities              29,929        29,929
                                                      -------       -------

         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

         MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

         POLICY LOANS:  Carrying values approximate fair values.

         INSURANCE INVESTMENT CONTRACTS: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

         DERIVATIVE FINANCIAL INSTRUMENTS: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying values in the consolidated balance sheets for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

13.      RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $277 in 2002. Prior to 2001, the agreements were with MLI, a Canadian 100% directly owned subsidiary of MFC. Costs incurred under these agreements were $272 and $301 for 2001 and 2000, respectively.

         MFC also provides a claims paying guarantee to certain U.S. policyholders.

         On December 20, 2002, the Company entered into a reinsurance agreement with MRL, to reinsure a block of variable annuity business. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $168, which is classified as unearned revenue and reported in other liabilities. The amount will be amortized to income as payments are made to MRL.

         On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRL under the terms of the agreement. Included in amounts due from affiliates is $487 (2001 - $506) representing the receivable from MRL for the transferred assets which is accounted for in a similar manner as invested assets available-for-sale.

         Pursuant to a promissory note dated December 19, 2000, issued pursuant to a Credit Agreement of the same date, the Company received a loan of $250 ($375 Canadian) from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to any borrowing is 365 days following the date of the advance of a loan. The loan bears interest at a fluctuating rate equivalent to LIBOR plus 25 basis points and is payable quarterly commencing March 28, 2001. On December 30, 2002, the Company repaid $177 ($279 Canadian) of the principal balance outstanding. The remaining principal outstanding as at December 31, 2002 is $61 (96 Canadian). ManUSA entered into an agreement with MLI to swap $250 ($375 Canadian) at 3-month Banker's Acceptance note plus
         31.34 basis points for US $240 at 3-month LIBOR plus 32.5 basis points. A notional amount of a currency swap between ManUSA and MLI, equal to the loan repayment was terminated at the time of the loan's repayment with no gain or loss.

         A promissory note dated August 7, 2001, was issued by MNA to an affiliate MHHL, pursuant to a Credit Agreement of the same date, with respect to an initial loan of $3.8. The maturity date with respect to any borrowing is 365 days after the date of the advance of a loan. The loan bears interest at a fluctuating rate equal or equivalent to LIBOR plus 25 basis points and is payable quarterly started March 28, 2001.

         Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned $83 ($125 Canadian) to MLI. The loan bears interest at a rate of 5.6% per annum and is payable annually on December 15. The principal balance together with all unpaid interest are due and payable on December 15, 2003.

         On December 28, 2002, the Company entered into a promissory note agreement with MHHL to borrow $62 ($96 Canadian). Terms of the agreement include a maturity date of December 28, 2003 and interest rate set at the 3-month Banker's Acceptance rate plus 32 basis points. Interest is payable quarterly starting March 28, 2003.

         As at December 31, 2002, the Company has a total of 5 inter-company loans with MRL ranging in carrying value from a payable of $27 to a receivable of $18 (2001 - 8 loans receivable ranging in value from $2 to $20). The loans mature from January 30, 2003 to May 11, 2006 and bear interest rates ranging from 1.26% to 7.65%.

14.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums with insurance companies were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($US millions)                         2002          2001          2000
                                              -------       -------       -------
         Direct premiums                      $ 1,011       $   991       $   999
         Reinsurance assumed                      323           369           324
         Reinsurance ceded                       (332)         (320)         (322)
                                              -------       -------       -------
         TOTAL PREMIUMS                       $ 1,002       $ 1,040       $ 1,001
                                              -------       -------       -------

         Reinsurance recoveries on ceded reinsurance contracts were $311, $416, and $343 during 2002, 2001 and 2000, respectively.

15.      CONTINGENCIES AND COMMITMENTS

         The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

         During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows: $13 for 2003, and $10 for 2004 and thereafter. There were no other material operating leases in existence at the end of 2002.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate Account A)

Years ended December 31, 2002 and 2001

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                          Audited Financial Statements

                     Years ended December 31, 2002 and 2001

                                    CONTENTS

Report of Independent Auditors............................................     1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...........................     3
Statements of Operations and Changes in Contract Owners' Equity...........     7
Notes to Financial Statements.............................................    45

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company (U.S.A.)
 Separate Account H


We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the Account, comprising, respectively, the Strategic Opportunities--Class A, Strategic Opportunities--Class B, Investment Quality Bond--Class A, Investment Quality Bond--Class B, Growth & Income--Class A, Growth & Income--Class B, Blue Chip Growth--Class A, Blue Chip Growth--Class B, Money Market--Class A, Money Market--Class B, Global Equity--Class A, Global Equity--Class B, Global Bond--Class A, Global Bond--Class B, U.S. Government Securities--Class A, U.S. Government Securities--Class B, Diversified Bond--Class A, Diversified Bond--Class B, Income & Value--Class A, Income & Value--Class B, Large Cap Growth--Class A, Large Cap Growth--Class B, Equity-Income--Class A, Equity-Income--Class B, Strategic Bond--Class A, Strategic Bond--Class B, Overseas--Class A, Overseas--Class B, All Cap Core--Class A, All Cap Core--Class B, All Cap Growth--Class A, All Cap Growth--Class B, International Small Cap--Class A, International Small Cap--Class B, Pacific Rim Emerging Markets--Class A, Pacific Rim Emerging Markets--Class B, Science & Technology--Class A, Science & Technology--Class B, Emerging Small Company--Class A, Emerging Small Company--Class B, Aggressive Growth--Class A, Aggressive Growth--Class B, International Stock--Class A, International Stock--Class B, Quantitative Equity--Class A, Quantitative Equity--Class B, Value--Class A, Value--Class B, Real Estate Securities--Class A, Real Estate Securities--Class B, Balanced--Class A, Balanced--Class B, High Yield--Class A, High Yield--Class B, Lifestyle Aggressive 1000--Class A, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class A, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class A, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class A, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class A, Lifestyle Conservative 280--Class B, Small Company Value--Class A, Small Company Value--Class B, International Value--Class A, International Value--Class B, Small Company Blend--Class A, Small Company Blend--Class B, Total Return--Class A, Total Return--Class B, U.S. Large Cap Value--Class A, U.S. Large Cap Value--Class B, Mid Cap Stock--Class A, Mid Cap Stock--Class B, Tactical Allocation--Class A, Tactical Allocation--Class B, Dynamic Growth--Class A, Dynamic Growth--Class B, Internet Technologies--Class A, Internet Technologies--Class B, International Index--Class A, International Index--Class B, Total Stock Market Index--Class A, Total Stock Market Index--Class B, 500 Index--Class A, 500 Index--Class B, Mid Cap Index--Class A, Mid Cap Index--Class B, Small Cap Index--Class A, Small Cap Index--Class B, Capital Appreciation--Class A, Capital Appreciation--Class B, Telecommunications--Class A, Telecommunications--Class B, Health Sciences--Class A, Health Sciences--Class B, Mid Cap Growth--Class A, Mid Cap Growth--Class B, Mid Cap Opportunities--Class A, Mid Cap Opportunities--Class B, Financial Services--Class A, Financial Services--Class B, Quantitative Mid Cap--Class A,

 Quantitative Mid Cap--Class B, Strategic Growth--Class A, Strategic Growth--Class B, All Cap Value--Class A, All Cap Value--Class B, Capital Opportunities--Class A, Capital Opportunities--Class B, Utilities--Class A, Utilities--Class B, Mid Cap Value--Class A, Mid Cap Value--Class B, Fundamental Value--Class A, Fundamental Value--Class B, Scudder 21st Century Growth--Class B, Scudder Capital Growth--Class B, Scudder Global Discovery--Class B, Scudder Growth & Income--Class B, Scudder Health Sciences--Class B, Scudder International--Class B, Scudder Aggressive Growth--Class B, Scudder Blue Chip--Class B, Scudder Contarian Value--Class B, Scudder Global Blue Chip--Class B, Scudder Government Securities--Class B, Scudder Growth--Class B, Scudder High Income--Class B, Scudder International Select Equity--Class B, Scudder Investment Grade Bond--Class B, Scudder Money Market--Class B, Scudder Small Cap Growth--Class B, Scudder Technology Growth--Class B, Scudder Total Return--Class B, Scudder Davis Venture Value--Class B, Scudder Dreman Financial Services--Class B, Scudder Dreman High Return Equity--Class B, Scudder Dreman Small Cap Value--Class B, Scudder Eagle Focused Large Cap Growth--Class B, Scudder Focus Value & Growth--Class B, Scudder Index 500--Class B, Scudder Invesco Dynamic Growth--Class B, Scudder Janus Growth & Income--Class B, Scudder Janus Growth Opportunities--Class B, Scudder MFS Strategic Value--Class B, Scudder Oak Strategic Value--Class B, Scudder Turner Mid Cap Growth--Class B, Alger American Balanced--Class B, Alger American Leveraged All Cap--Class B, Credit Suisse Emerging Markets--Class B, Credit Suisse Global Post Venture Capital--Class B, Dreyfus Socially Responsible Fund--Class B, Dreyfus VIF Midcap Stock--Class B, Invesco VIF Utilities--Class B, Basic Value Focus--Class A, Special Value Focus--Class A and Developing Capital Markets Focus--Class A Sub-Accounts) as of December 31, 2002, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and/or investment advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H at December 31, 2002, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.




                                             /s/ Ernst & Young LLP



Boston, Massachusetts
March 28, 2003

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2002

ASSETS
   Investments at market value:
     Sub-accounts held by Manufacturers Investment Trust:
       Strategic Opportunities Portfolio--Class A-- 55,391,344 shares (cost $849,420,682)               $     428,728,999
       Strategic Opportunities Portfolio--Class B--1,167,434 shares (cost $9,800,645)                           9,024,266
       Investment Quality Bond Portfolio--Class A--25,493,921 shares (cost $298,973,704)                      314,340,043
       Investment Quality Bond Portfolio--Class B--2,120,420 shares (cost $25,222,199)                         26,123,571
       Growth & Income Portfolio--Class A-- 68,474,010 shares (cost $1,882,213,599)                         1,191,447,777
       Growth & Income Portfolio--Class B--1,843,928 shares (cost $32,915,307)                                 32,065,912
       Blue Chip Growth Portfolio--Class A-- 62,501,000 shares (cost $1,162,829,487)                          749,386,985
       Blue Chip Growth Portfolio--Class B-- 2,876,494 shares (cost $35,361,044)                               34,460,397
       Money Market Portfolio--Class A-- 86,271,323 shares (cost $862,713,230)                                862,714,210
       Money Market Portfolio--Class B-- 18,718,938 shares (cost $187,189,382)                                187,189,382
       Global Equity Portfolio--Class A-- 27,868,097 shares (cost $413,455,262)                               289,549,528
       Global Equity Portfolio--Class B-- 794,479 shares (cost $8,524,200)                                      8,254,640
       Global Bond Portfolio--Class A-- 10,303,201 shares (cost $127,606,928)                                 142,081,142
       Global Bond Portfolio--Class B-- 1,483,955 shares (cost $19,409,707)                                    20,448,895
       U.S. Government Securities Portfolio--Class A-- 30,895,391 shares (cost $423,052,289)                  439,332,467
       U.S. Government Securities Portfolio--Class B-- 6,788,742 shares (cost $95,076,021)                     96,468,024
       Diversified Bond Portfolio--Class A-- 22,144,860 shares (cost $231,426,716)                            241,157,522
       Diversified Bond Portfolio--Class B-- 1,924,283 shares (cost $20,214,767)                               20,936,204
       Income & Value Portfolio--Class A-- 46,327,122 shares (cost $485,410,107)                              387,294,741
       Income & Value Portfolio--Class B-- 2,639,877 shares (cost $21,784,550)                                 22,042,973
       Large Cap Growth Portfolio--Class A-- 38,819,964 shares (cost $439,119,089)                            295,419,929
       Large Cap Growth Portfolio--Class B-- 3,999,215 shares (cost $31,628,686)                               30,394,035
       Equity-Income Portfolio--Class A-- 55,720,931 shares (cost $858,292,810)                               703,198,146
       Equity-Income Portfolio--Class B-- 4,997,826 shares (cost $63,709,145)                                  63,022,582
       Strategic Bond Portfolio--Class A-- 18,228,716 shares (cost $193,344,170)                              198,510,721
       Strategic Bond Portfolio--Class B-- 1,206,849 shares (cost $12,650,767)                                 13,130,517
       Overseas Portfolio--Class A-- 23,461,749 shares (cost $213,402,814)                                    156,959,102
       Overseas Portfolio--Class B-- 1,341,698 shares (cost $9,321,830)                                         8,975,960
       All Cap Core Portfolio--Class A-- 17,924,973 shares (cost $335,066,048)                                186,957,474
       All Cap Core Portfolio--Class B-- 402,874 shares (cost $4,265,476)                                       4,201,973
       All Cap Growth Portfolio--Class A-- 27,877,943 shares (cost $524,346,893)                              310,839,066
       All Cap Growth Portfolio--Class B-- 1,030,716 shares (cost $11,883,099)                                 11,482,174
       International Small Cap Portfolio--Class A-- 8,408,074 shares (cost $121,263,034)                       79,119,979
       International Small Cap Portfolio--Class B-- 504,699 shares (cost $4,960,962)                            4,749,217
       Pacific Rim Emerging Markets Portfolio--Class A-- 5,190,415 shares (cost $36,375,311)                   30,156,312
       Pacific Rim Emerging Markets Portfolio--Class B-- 723,923 shares (cost $4,286,813)                       4,205,991
       Science & Technology Portfolio--Class A-- 33,232,444 shares (cost $717,131,734)                        252,566,578
       Science & Technology Portfolio--Class B-- 1,412,612 shares (cost $10,886,534)                           10,721,724
       Emerging Small Company Portfolio--Class A-- 6,812,108 shares (cost $198,863,731)                       125,683,392
       Emerging Small Company Portfolio--Class B-- 753,243 shares (cost $13,932,093)                           13,889,803
       Aggressive Growth Portfolio--Class A-- 16,285,314 shares (cost $252,042,390)                           161,550,312
       Aggressive Growth Portfolio--Class B-- 1,345,749 shares (cost $13,871,222)                              13,349,827

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       International Stock Portfolio--Class A--10,627,148 shares (cost $109,429,911)                    $      79,491,068
       International Stock Portfolio--Class B--1,526,267 shares (cost $11,694,103)                             11,416,476
       Quantitative Equity Portfolio--Class A-- 10,038,398 shares (cost $187,900,939)                         124,375,746
       Quantitative Equity Portfolio--Class B-- 243,511 shares (cost $3,083,581)                                3,014,669
       Value Portfolio--Class A-- 14,894,369 shares (cost $238,688,125)                                       186,030,670
       Value Portfolio--Class B-- 893,750 shares (cost $11,378,123)                                            11,154,001
       Real Estate Securities Portfolio--Class A-- 7,049,896 shares (cost $113,929,956)                       108,850,395
       Real Estate Securities Portfolio--Class B-- 1,828,521 shares (cost $28,349,249)                         28,214,076
       Balanced Portfolio--Class A-- 5,223,390 shares (cost $78,503,981)                                       59,337,713
       Balanced Portfolio--Class B-- 523,512 shares (cost $5,962,092)                                           5,941,864
       High Yield Portfolio--Class A-- 15,996,056 shares (cost $146,088,802)                                  135,646,552
       High Yield Portfolio--Class B-- 2,239,091 shares (cost $18,557,113)                                     18,965,099
       Lifestyle Aggressive 1000 Portfolio--Class A-- 9,966,625 shares (cost $114,533,110)                     81,128,326
       Lifestyle Aggressive 1000 Portfolio--Class B-- 3,173,385 shares (cost $26,414,832)                      25,831,354
       Lifestyle Growth 820 Portfolio--Class A-- 44,265,873 shares (cost $542,077,031)                        410,787,298
       Lifestyle Growth 820 Portfolio--Class B-- 12,541,299 shares (cost $117,586,985)                        116,383,251
       Lifestyle Balanced 640 Portfolio--Class A-- 48,158,052 shares (cost $585,398,758)                      496,027,939
       Lifestyle Balanced 640 Portfolio--Class B-- 15,078,065 shares (cost $154,988,310)                      155,304,071
       Lifestyle Moderate 460 Portfolio--Class A-- 18,828,016 shares (cost $230,416,647)                      211,250,338
       Lifestyle Moderate 460 Portfolio--Class B-- 6,217,697 shares (cost $69,100,738)                         69,762,562
       Lifestyle Conservative 280 Portfolio--Class A-- 11,513,876 shares (cost $146,740,924)                  146,341,361
       Lifestyle Conservative 280 Portfolio--Class B-- 3,442,870 shares (cost $43,015,095)                     43,758,875
       Small Company Value Portfolio--Class A-- 14,973,042 shares (cost $213,714,419)                         193,152,245
       Small Company Value Portfolio--Class B-- 3,348,964 shares (cost $43,210,017)                            43,168,147
       International Value Portfolio--Class A-- 10,364,233 shares (cost $105,987,334)                          89,132,404
       International Value Portfolio--Class B-- 3,487,667 shares (cost $30,712,155)                            29,993,937
       Small Company Blend Portfolio--Class A-- 10,967,855 shares (cost $117,939,480)                          89,497,693
       Small Company Blend Portfolio--Class B-- 1,898,566 shares (cost $15,878,210)                            15,473,317
       Total Return Portfolio--Class A-- 42,335,852 shares (cost $580,110,762)                                610,906,342
       Total Return Portfolio--Class B-- 10,259,776 shares (cost $143,692,339)                                147,945,968
       U.S. Large Cap Value Portfolio--Class A-- 25,093,586 shares (cost $307,561,635)                        236,130,644
       U.S. Large Cap Value Portfolio--Class B-- 4,243,536 shares (cost $40,049,997)                           39,931,672
       Mid Cap Stock Portfolio--Class A-- 11,046,118 shares (cost $116,239,761)                                92,124,626
       Mid Cap Stock Portfolio--Class B-- 2,177,522 shares (cost $18,521,602)                                  18,160,532
       Tactical Allocation Portfolio--Class A-- 6,741,381 shares (cost $68,045,574)                            51,976,048
       Tactical Allocation Portfolio--Class B-- 671,095 shares (cost $5,274,287)                                5,167,433
       Dynamic Growth Portfolio--Class A-- 15,703,216 shares (cost $81,458,640)                                53,547,967
       Dynamic Growth Portfolio--Class B-- 1,216,629 shares (cost $4,231,301)                                   4,136,538
       Internet Technologies Portfolio--Class A-- 8,699,880 shares (cost $33,510,354)                          20,705,715
       Internet Technologies Portfolio--Class B--1,067,363 shares (cost $2,410,091)                             2,540,324
       International Index Portfolio--Class A--2,018,512 shares (cost $16,531,571)                             14,048,845
       International Index Portfolio--Class B-- 750,390 shares (cost $5,328,228)                                5,222,713
       Total Stock Market Index Portfolio--Class A-- 3,162,652 shares (cost $30,242,921)                       24,131,031
       Total Stock Market Index Portfolio--Class B-- 771,057 shares (cost $6,061,737)                           5,875,456
       500 Index Portfolio--Class A-- 19,402,211 shares (cost $178,714,679)                                   147,456,807
       500 Index Portfolio--Class B-- 4,795,736 shares (cost $36,961,616)                                      36,399,639

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Mid Cap Index Portfolio--Class A-- 4,593,959 shares (cost $58,220,392)                           $      49,706,633
       Mid Cap Index Portfolio--Class B-- 1,124,818 shares (cost $12,425,429)                                  12,159,284
       Small Cap Index Portfolio--Class A--3,306,725 shares (cost $35,517,071)                                 29,033,041
       Small Cap Index Portfolio--Class B--1,050,210 shares (cost $9,481,442)                                   9,220,840
       Capital Appreciation Portfolio--Class A-- 5,378,247 shares (cost $43,990,574)                           33,398,913
       Capital Appreciation Portfolio--Class B-- 2,115,670 shares (cost $13,952,559)                           13,117,154
       Telecommunications Portfolio--Class A-- 1,329,531 shares (cost $7,209,516)                               5,517,555
       Telecommunications Portfolio--Class B-- 529,320 shares (cost $2,222,176)                                 2,191,387
       Health Sciences Portfolio--Class A-- 4,989,748 shares (cost $60,234,547)                                49,049,222
       Health Sciences Portfolio--Class B-- 1,559,621 shares (cost $15,769,213)                                15,331,070
       Mid Cap Growth Portfolio--Class A-- 3,579,151 shares (cost $31,863,657)                                 26,092,011
       Mid Cap Growth Portfolio--Class B-- 1,107,117 shares (cost $8,152,127)                                   8,059,813
       Mid Cap Opportunities Portfolio--Class A-- 1,892,561 shares (cost $17,893,975)                          13,986,025
       Mid Cap Opportunities Portfolio--Class B-- 636,271 shares (cost $4,965,786)                              4,695,682
       Financial Services Portfolio--Class A-- 3,293,076 shares (cost $36,575,231)                             31,448,879
       Financial Services Portfolio--Class B-- 1,228,566 shares (cost $11,964,598)                             11,720,517
       Quantitative Mid Cap Portfolio--Class A-- 870,101 shares (cost $8,033,092)                               6,865,094
       Quantitative Mid Cap Portfolio--Class B-- 264,711 shares (cost $2,175,392)                               2,085,920
       Strategic Growth Portfolio--Class A-- 6,114,720 shares (cost $60,611,463)                               48,489,729
       Strategic Growth Portfolio--Class B-- 1,621,087 shares (cost $13,001,915)                               12,855,216
       All Cap Value Portfolio--Class A-- 2,892,286 shares (cost $31,412,504)                                  26,319,806
       All Cap Value Portfolio--Class B-- 726,822 shares (cost $6,703,050)                                      6,606,814
       Capital Opportunities Portfolio--Class A--3,639,041 shares (cost $35,759,999)                           28,348,130
       Capital Opportunities Portfolio--Class B-- 705,355 shares (cost $5,654,922)                              5,487,662
       Utilities Portfolio--Class A-- 2,380,771 shares (cost $20,281,049)                                      16,927,283
       Utilities Portfolio--Class B-- 903,441 shares (cost $6,228,960)                                          6,414,433
       Mid Cap Value Portfolio--Class A-- 13,111,525 shares (cost $167,863,766)                               153,929,301
       Mid Cap Value Portfolio--Class B-- 4,683,850 shares (cost $55,315,295)                                  54,988,401
       Fundamental Value Portfolio--Class A-- 13,241,126 shares (cost $147,563,669)                           130,027,860
       Fundamental Value Portfolio--Class B-- 4,368,361 shares (cost $43,595,473)                              42,897,307

     Sub-accounts held by Scudder Variable Series Trust:
       Scudder 21st Century Growth Portfolio--Class B--44,250 shares (cost $165,581)                              160,185
       Scudder Capital Growth Portfolio--Class B--39,982 shares (cost $476,700)                                   459,792
       Scudder Global Discovery Portfolio--Class B--20,776 shares (cost $142,220)                                 143,147
       Scudder Growth & Income Portfolio--Class B--42,567 shares (cost $299,421)                                  287,330
       Scudder Health Sciences Portfolio--Class B--38,999 shares (cost $324,352)                                  319,405
       Scudder International Portfolio--Class B--84,537 shares (cost $554,069)                                    549,487
       Scudder Aggressive Growth Portfolio--Class B--11,554 shares (cost $84,428)                                  81,574
       Scudder Blue Chip Portfolio--Class B--40,866 shares (cost $389,619)                                        382,093
       Scudder Contarian Value Portfolio--Class B--44,829 shares (cost $515,357)                                  503,424
       Scudder Global Blue Chip Portfolio--Class B--24,543 shares (cost $196,401)                                 197,818
       Scudder Government Securities Portfolio--Class B--210,465 shares (cost $2,680,815)                       2,698,159
       Scudder Growth Portfolio--Class B--8,749 shares (cost $134,862)                                            129,834
       Scudder High Income Portfolio--Class B--131,539 shares (cost $957,373)                                     972,071
       Scudder International Select Equity Portfolio--Class B--40,560 shares (cost $323,393)                      322,043

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Scudder Investment Grade Bond Portfolio--Class B--127,580 shares (cost $1,503,753)                    $     1,525,858
       Scudder Money Market Portfolio--Class B--2,680,650 shares (cost $2,680,650)                                 2,680,650
       Scudder Small Cap Growth Portfolio--Class B--52,725 shares (cost $458,693)                                    449,216
       Scudder Technology Growth Portfolio--Class B--51,189 shares (cost $313,589)                                   308,157
       Scudder Total Return Portfolio--Class B--43,010 shares (cost $813,292)                                        801,710
       Scudder Davis Venture Value Portfolio--Class B--84,808 shares (cost $680,642)                                 676,768
       Scudder Dreman Financial Services Portfolio--Class B--39,668 shares (cost $393,128)                           387,948
       Scudder Dreman High Return Equity Portfolio--Class B--250,052 shares (cost $2,187,072)                      2,187,952
       Scudder Dreman Small Cap Value Portfolio--Class B--98,468 shares (cost $1,131,749)                          1,147,151
       Scudder Eagle Focused Large Cap Growth Portfolio--Class B--65,430 shares (cost $462,189)                      445,580
       Scudder Focus Value & Growth Portfolio--Class B--39,122 shares (cost $386,987)                                376,746
       Scudder Index 500 Portfolio--Class B--175,248 shares (cost $1,179,210)                                      1,154,883
       Scudder Invesco Dynamic Growth Portfolio--Class B--15,575 shares (cost $97,378)                                94,543
       Scudder Janus Growth & Income Portfolio--Class B--53,016 shares (cost $388,610)                               378,535
       Scudder Janus Growth Opportunities Portfolio--Class B--31,565 shares (cost $178,115)                          172,031
       Scudder MFS Strategic Value Portfolio--Class B--41,926 shares (cost $344,226)                                 340,021
       Scudder Oak Strategic Equity Portfolio--Class B--76,830 shares (cost $367,192)                                351,881
       Scudder Turner Mid Cap Growth Portfolio--Class B--96,474 shares (cost $595,953)                               575,949
     Sub-accounts held by Alger American Fund:
       Alger American Balanced Portfolio--Class B--42,242 shares (cost $489,546)                                     484,514
       Alger American Leveraged All Cap Portfolio--Class B--11,935 shares (cost $256,432)                            248,601
     Sub-accounts held by Credit Suisse Trust:
       Credit Suisse Emerging Markets Portfolio--Class B--12,085 shares (cost $91,066)                                89,915
       Credit Suisse Global Post Venture Capital Portfolio--Class B--4,390 shares (cost $28,148)                      28,096
     Sub-accounts held by Dreyfus Service Corporation:
       Dreyfus Socially Responsible Fund Portfolio--Class B--4,938 shares (cost $96,298)                              93,034
       Dreyfus VIF Midcap Stock Portfolio--Class B--60,095 shares (cost $727,863)                                    722,337
     Sub-accounts held by Invesco VIF Funds:
       Invesco VIF Utilities Portfolio--Class B--10,186 shares (cost $112,459)                                       113,677

     Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Portfolio--Class A-- 3,098,022 shares (cost $41,893,773)                                 33,520,594
       Special Value Focus Portfolio--Class A-- 894,622 shares (cost $20,244,638)                                 16,174,763
       Developing Capital Markets Focus Portfolio--Class A-- 208,474 shares (cost $1,811,454)                      1,371,757
                                                                                                             ---------------

Total assets                                                                                                 $13,619,052,450
                                                                                                             ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                                   $13,606,529,394
Annuity reserves                                                                                                  12,523,056
                                                                                                             ---------------

Total contract owners' equity                                                                                $13,619,052,450
                                                                                                             ===============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

         Statements of Operations and Changes in Contract Owners' Equity

                                                                            SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                                                      STRATEGIC                                        INVESTMENT
                                               STRATEGIC            OPPORTUNITIES--       INVESTMENT QUALITY        QUALITY BOND--B
                                           OPPORTUNITIES--A (1)           B(2)                 BOND--A                    (2)
                                   ------------------------------------------------------------------------------------------------
                                              YEAR ENDED              YEAR ENDED              YEAR ENDED               YEAR ENDED
                                              DECEMBER 31             DECEMBER 31             DECEMBER 31              DECEMBER 31
                                         2002            2001             2002            2002            2001            2002
                                   ------------------------------------------------------------------------------------------------
Income:
   Dividends                       $           0   $  158,636,799    $          0     $ 15,753,921   $ 14,907,454   $       27,478

Expenses:
   Mortality and expense risk
       and administrative charges      9,254,221       15,181,277          46,505        4,476,054      3,720,093          121,437
                                   -----------------------------------------------------------------------------------------------
Net investment income (loss)          (9,254,221)     143,455,522         (46,505)      11,277,867     11,187,361          (93,959)

Net realized gain (loss)            (217,875,327)    (143,160,911)       (342,855)         981,421     (2,276,030)          41,021
Unrealized appreciation
    (depreciation) during the
    period                          (100,796,073)    (198,199,647)       (776,379)      11,311,459      3,611,691          901,372
                                   -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                      (327,925,621)    (197,905,036)     (1,165,739)      23,570,747     12,523,022          848,434

Changes from principal
    transactions:
       Purchase payments              16,824,405       56,606,793       8,206,153       17,335,856     26,390,246       21,387,899
       Transfers between sub-
           accounts and the
           Company                   (83,948,286)     (34,343,112)      2,106,573       36,474,287     59,617,897        4,203,153
       Withdrawals                   (76,768,183)    (131,318,186)       (122,721)     (43,839,433)   (30,744,594)        (315,915)
       Annual contract fee              (765,130)        (749,801)              0         (305,403)      (147,661)               0
                                   -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions          (144,657,194)    (109,804,306)     10,190,005        9,665,307     55,115,888       25,275,137
                                   -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity         (472,582,815)    (307,709,342)      9,024,266       33,236,054     67,638,910       26,123,571
Contract owners' equity at
    beginning of period              901,311,814    1,209,021,156               0      281,103,989    213,465,079                0
                                   -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 428,728,999   $  901,311,814    $  9,024,266     $314,340,043   $281,103,989   $   26,123,571
                                   ===============================================================================================

(1) Effective April 30, 2001, the Mid Cap Blend Sub-Account was renamed Strategic Opportunities through a vote of the Board of Directors.

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                                                       GROWTH &                                         BLUE CHIP
                                         GROWTH & INCOME--A          INCOME--B (2)         BLUE CHIP GROWTH--A        GROWTH--B (2)
                                   ------------------------------------------------------------------------------------------------
                                            YEAR ENDED                 YEAR ENDED               YEAR ENDED              YEAR ENDED
                                            DECEMBER 31               DECEMBER 31              DECEMBER 31             DECEMBER 31
                                         2002             2001            2002           2002              2001            2002
                                   ------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   71,363,829   $  119,515,267    $    20,264   $            0   $   99,905,894    $          0

Expenses:
    Mortality and expense risk
       and administrative charges      22,536,016       31,449,972        161,130       14,064,304       19,141,635         165,551
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)           48,827,813       88,065,295       (140,866)     (14,064,304)      80,764,259        (165,551)

Net realized gain (loss)             (119,453,964)      72,972,314       (665,124)    (114,390,705)     (12,231,924)       (424,811)
Unrealized appreciation
    (depreciation) during the
    period                           (414,929,273)    (472,607,901)      (849,395)    (168,609,369)    (322,520,628)       (900,647)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (485,555,424)    (311,570,292)    (1,655,385)    (297,064,378)    (253,988,293)     (1,491,009)

Changes from principal
    transactions:
       Purchase payments               54,221,972      124,307,682     27,008,329       35,981,296      112,606,890      27,487,014
       Transfers between sub-
           accounts and the
           Company                   (183,032,622)     (91,406,127)     7,025,485     (107,153,475)     (60,999,936)      8,709,248
       Withdrawals                   (172,418,293)    (238,811,128)      (312,517)     (98,042,554)    (130,474,421)       (244,856)
       Annual contract fee             (1,692,782)      (1,475,340)             0       (1,373,435)      (1,102,157)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions           (302,921,725)    (207,384,913)    33,721,297     (170,588,168)     (79,969,624)     35,951,406
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (788,477,149)    (518,955,205)    32,065,912     (467,652,546)    (333,957,917)     34,460,397
Contract owners' equity at
    beginning of period             1,979,924,926    2,498,880,131              0    1,217,039,531    1,550,997,448               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $1,191,447,777   $1,979,924,926    $32,065,912   $  749,386,985   $1,217,039,531    $ 34,460,397
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                        MONEY                                            GLOBAL
                                            MONEY MARKET--A           MARKET--B (2)          GLOBAL EQUITY--A          EQUITY--B (2)
                                   -------------------------------------------------------------------------------------------------
                                             YEAR ENDED                YEAR ENDED              YEAR ENDED               YEAR ENDED
                                            DECEMBER 31                DECEMBER 31             DECEMBER 31              DECEMBER 31
                                       2002             2001               2002           2002             2001            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   11,276,427   $   28,211,049    $    596,563     $   5,083,727   $  88,125,057   $       741

Expenses:
    Mortality and expense risk
       and administrative charges      14,508,332       12,487,746       1,084,575         5,236,042       7,387,678        42,562
                                   -----------------------------------------------------------------------------------------------
Net investment income (loss)           (3,231,905)      15,723,303        (488,012)         (152,315)     80,737,379       (41,821)

Net realized gain (loss)                  (63,215)      (2,597,294)         (1,398)      (80,034,150)    (42,801,830)     (102,100)
Unrealized appreciation
    (depreciation) during the
    period                                    980                0               0        (4,079,577)   (139,257,810)     (269,560)
                                   -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                         (3,294,140)      13,126,009        (489,410)      (84,266,042)   (101,322,261)     (413,481)

Changes from principal
    transactions:
       Purchase payments              244,267,477      431,610,422     302,645,515         9,960,785      23,023,468     7,204,061
       Transfers between sub-
           accounts and the
           Company                   (105,261,986)     216,102,162     (64,013,887)      (34,517,609)    (31,014,046)    1,543,538
       Withdrawals                   (273,272,871)    (292,643,160)    (50,952,836)      (43,330,509)    (70,393,478)      (79,478)
       Annual contract fee             (1,050,435)        (418,355)              0          (332,596)       (299,939)            0
                                   -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions           (135,317,815)     354,651,069     187,678,792       (68,219,929)    (78,683,995)    8,668,121
                                   -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (138,611,955)     367,777,078     187,189,382      (152,485,971)   (180,006,256)    8,254,640
Contract owners' equity at
    beginning of period             1,001,326,165      633,549,087               0       442,035,499     622,041,755             0
                                   -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  862,714,210   $1,001,326,165    $187,189,382     $ 289,549,528   $ 442,035,499   $ 8,254,640
                                   ===============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                      ----------------------------------------------------------------------------------------------
                                                                                                                            U.S.
                                                                                                                        GOVERNMENT
                                                                      GLOBAL BOND--        U.S. GOVERNMENT             SECURITIES--B
                                           GLOBAL BOND--A                B (2)              SECURITIES--A                   (2)
                                      ----------------------------------------------------------------------------------------------
                                             YEAR ENDED               YEAR ENDED             YEAR ENDED                 YEAR ENDED
                                             DECEMBER 31              DECEMBER 31            DECEMBER 31                DECEMBER 31
                                        2002             2001            2002           2002             2001              2002
                                      ----------------------------------------------------------------------------------------------
Income:
   Dividends                          $          0     $          0    $         0   $ 12,228,118     $ 13,400,175    $     20,086

Expenses:
    Mortality and expense risk
       and administrative charges        1,637,242        1,387,312         88,128      5,507,902        3,672,169         393,430
                                      --------------------------------------------------------------------------------------------
Net investment income (loss)            (1,637,242)      (1,387,312)       (88,128)     6,720,216        9,728,006        (373,344)

Net realized gain (loss)                 2,500,380       (2,851,981)       128,995      4,195,440        2,449,653         378,857
Unrealized appreciation
    (depreciation) during the
    period                              17,376,897        3,632,952      1,039,188     11,282,838         (599,224)      1,392,003
                                      --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                          18,240,035         (606,341)     1,080,055     22,198,494       11,578,435       1,397,516

Changes from principal
    transactions:
       Purchase payments                 3,839,091        5,332,898     15,381,007     35,843,642       39,333,317      78,386,166
       Transfers between sub-
           accounts and the
           Company                      49,343,544      (12,844,346)     4,672,385    141,396,983       73,820,301      18,175,104
       Withdrawals                     (15,479,033)     (13,732,325)      (684,552)   (62,371,846)     (30,120,170)     (1,490,762)
       Annual contract fee                (114,164)         (48,542)             0       (367,989)        (124,080)              0
                                      --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions              37,589,438      (21,292,315)    19,368,840    114,500,790       82,909,368      95,070,508
                                      --------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity             55,829,473      (21,898,656)    20,448,895    136,699,284       94,487,803      96,468,024
Contract owners' equity at
    beginning of period                 86,251,669      108,150,325              0    302,633,183      208,145,380               0
                                      --------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $142,081,142     $ 86,251,669    $20,448,895   $439,332,467     $302,633,183    $ 96,468,024
                                      ============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                    -----------------------------------------------------------------------------------------------
                                                                     DIVERSIFIED                                         INCOME &
                                          DIVERSIFIED BOND--A        BOND--B (2)           INCOME & VALUE--A           VALUE--B (2)
                                    -----------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                        YEAR ENDED
                                         YEAR ENDED DECEMBER 31      DECEMBER 31        YEAR ENDED DECEMBER 31         DECEMBER 31
                                         2002            2001           2002            2002             2001             2002
                                    -----------------------------------------------------------------------------------------------
Income:
   Dividends                        $   9,835,961   $   9,638,263   $    12,348    $   9,145,177     $ 23,585,482     $     7,410

Expenses:
    Mortality and expense risk
       and administrative charges       3,422,327       2,648,970       100,554        6,332,500        7,011,496         102,387
                                    ---------------------------------------------------------------------------------------------
Net investment income (loss)            6,413,634       6,989,293       (88,206)       2,812,677       16,573,986         (94,977)

Net realized gain (loss)                 (437,188)       (792,261)       47,656      (33,618,867)     (18,593,563)       (273,914)
Unrealized appreciation
    (depreciation) during the
    period                              7,835,183       2,994,425       721,437      (56,268,415)        (634,738)        258,423
                                    ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                         13,811,629       9,191,457       680,887      (87,074,605)      (2,654,315)       (110,468)

Changes from principal
    transactions:
       Purchase payments               16,289,947      25,091,797    16,091,147       18,686,675       31,551,107      17,742,923
       Transfers between sub-
           accounts and the
           Company                     27,087,999      44,297,965     4,358,328       13,830,828       36,535,472       4,668,628
       Withdrawals                    (26,764,657)    (23,385,648)     (194,158)     (54,515,612)     (66,463,920)       (258,110)
       Annual contract fee               (230,686)       (102,997)            0         (428,965)        (325,416)              0
                                    ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             16,382,603      45,901,117    20,255,317      (22,427,074)       1,297,243      22,153,441
                                    ---------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            30,194,232      55,092,574    20,936,204     (109,501,679)      (1,357,072)     22,042,973
Contract owners' equity at
    beginning of period               210,963,290     155,870,716             0      496,796,420      498,153,492               0
                                    ---------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                       $ 241,157,522   $ 210,963,290   $20,936,204    $ 387,294,741     $496,796,420     $22,042,973
                                    =============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                                                         LARGE CAP                                        EQUITY-
                                           LARGE CAP GROWTH--A          GROWTH--B (2)          EQUITY-INCOME--A        INCOME--B (2)
                                     -----------------------------------------------------------------------------------------------
                                                YEAR ENDED               YEAR ENDED               YEAR ENDED            YEAR ENDED
                                                DECEMBER 31              DECEMBER 31              DECEMBER 31           DECEMBER 31
                                           2002             2001            2002             2002             2001         2002
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends                         $   1,195,702      $ 17,705,628    $       508    $  35,543,281    $ 85,764,180   $     16,170

Expenses:
    Mortality and expense risk
       and administrative charges        5,333,939         6,206,333        148,317       12,038,496      11,834,272        306,831
                                     ----------------------------------------------------------------------------------------------
Net investment income (loss)            (4,138,237)       11,499,295       (147,809)      23,504,785      73,929,908       (290,661)

Net realized gain (loss)               (79,272,801)      (65,339,356)      (433,870)     (52,853,235)    (12,819,349)      (636,352)
Unrealized appreciation
    (depreciation) during the
    period                             (19,393,284)      (37,845,761)    (1,234,651)    (107,910,490)    (64,467,673)      (686,563)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (102,804,322)      (91,685,822)    (1,816,330)    (137,258,940)     (3,357,114)    (1,613,576)

Changes from principal
    transactions:
       Purchase payments                29,816,339        63,425,417     27,801,657       49,339,044      79,405,985     48,299,207
       Transfers between sub-
           accounts and the
           Company                     (10,510,351)       10,516,257      4,888,378       20,759,711     134,126,211     17,201,416
       Withdrawals                     (31,425,245)      (40,705,922)      (479,670)     (91,405,279)    (98,443,168)      (864,465)
       Annual contract fee                (671,520)         (463,395)             0         (915,889)       (467,542)             0
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             (12,790,777)       32,772,357     32,210,365      (22,222,413)    114,621,486     64,636,158
                                     ----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           (115,595,099)      (58,913,465)    30,394,035     (159,481,353)    111,264,372     63,022,582
Contract owners' equity at
    beginning of period                411,015,028       469,928,493              0      862,679,499     751,415,127              0
                                     ----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                        $ 295,419,929      $411,015,028    $30,394,035    $ 703,198,146    $862,679,499   $ 63,022,582
                                     ==============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------
                                                                  STRATEGIC                                       OVERSEAS--B
                                      STRATEGIC BOND--A          BOND--B (2)             OVERSEAS--A                  (2)
                                   -------------------------------------------------------------------------------------------
                                                                 YEAR ENDED                                       YEAR ENDED
                                     YEAR ENDED DECEMBER 31      DECEMBER 31       YEAR ENDED DECEMBER 31         DECEMBER 31
                                      2002           2001           2002            2002            2001             2002
                                   -------------------------------------------------------------------------------------------
Income:
   Dividends                       $ 14,649,632   $ 16,040,950   $    12,983   $  1,210,212    $  27,986,915      $      1,451

Expenses:
    Mortality and expense risk
       and administrative charges     3,060,327      3,072,703        59,886      2,989,331        4,357,094            51,798
                                   -------------------------------------------------------------------------------------------
Net investment income (loss)         11,589,305     12,968,247       (46,903)    (1,779,119)      23,629,821           (50,347)

Net realized gain (loss)             (3,909,229)   (12,391,153)       11,837    (50,965,054)     (88,794,763)          176,277
Unrealized appreciation
    (depreciation) during the
    period                            6,358,479      6,922,851       479,750      5,240,396      (10,069,902)         (345,870)
                                   -------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       14,038,555      7,499,945       444,684    (47,503,777)     (75,234,844)         (219,940)

Changes from principal
    transactions:
       Purchase payments              9,976,338     14,486,231    11,265,527      7,574,808       24,798,315         7,868,676
       Transfers between sub-
           accounts and the
           Company                    2,282,738     (7,309,273)    1,598,885    (31,951,399)     (28,143,569)        1,884,997
       Withdrawals                  (29,935,013)   (28,783,854)     (178,579)   (18,872,641)     (32,049,798)         (557,773)
       Annual contract fee             (160,752)       (95,459)            0       (285,459)        (250,246)                0
                                   -------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions          (17,836,689)   (21,702,355)   12,685,833    (43,534,691)     (35,645,298)        9,195,900
                                   -------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (3,798,134)   (14,202,410)   13,130,517    (91,038,468)    (110,880,142)        8,975,960
Contract owners' equity at
    beginning of period             202,308,855    216,511,265             0    247,997,570      358,877,712                 0
                                   -------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $198,510,721   $202,308,855   $13,130,517   $156,959,102    $ 247,997,570      $  8,975,960
                                   ===========================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                    ------------------------------------------------------------------------------------------------
                                                                        ALL CAP                                           ALL CAP
                                        ALL CAP CORE--A (3)          CORE--B (2,3)        ALL CAP GROWTH--A            GROWTH--B (2)
                                    ------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31        YEAR ENDED DECEMBER 31         DECEMBER 31
                                         2002             2001           2002            2002             2001             2002
                                    ------------------------------------------------------------------------------------------------
Income:
   Dividends                        $           0    $           0   $           0   $           0    $  36,338,213    $          0

Expenses:
    Mortality and expense risk
       and administrative charges       3,504,736        5,858,783          20,340       6,002,017        8,779,604          52,240
                                    -----------------------------------------------------------------------------------------------
Net investment income (loss)           (3,504,736)      (5,858,783)        (20,340)     (6,002,017)      27,558,609         (52,240)

Net realized gain (loss)             (116,086,775)     (96,442,776)        (60,233)   (107,481,788)     (52,498,441)       (215,778)
Unrealized appreciation
    (depreciation) during the
    period                             39,171,159      (16,918,973)        (63,503)    (12,351,982)    (164,637,059)       (400,925)
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (80,420,352)    (119,220,532)       (144,076)   (125,835,787)    (189,576,891)       (668,943)

Changes from principal
    transactions:
       Purchase payments                6,623,045       26,039,994       3,701,416      16,271,357       59,975,314       9,591,496
       Transfers between sub-
           accounts and the
           Company                    (47,100,837)     (74,191,581)        696,993     (74,493,892)     (38,003,469)      2,629,133
       Withdrawals                    (23,154,088)     (36,638,753)        (52,360)    (37,496,879)     (48,430,034)        (69,512)
       Annual contract fee               (400,936)        (434,157)              0        (659,396)        (555,856)              0
                                    -----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            (64,032,816)     (85,224,497)      4,346,049     (96,378,810)     (27,014,045)     12,151,117
                                    -----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (144,453,168)    (204,445,029)      4,201,973    (222,214,597)    (216,590,936)     11,482,174
Contract owners' equity at
    beginning of period               331,410,642      535,855,671               0     533,053,663      749,644,599               0
                                    -----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                       $ 186,957,474    $ 331,410,642   $   4,201,973   $ 310,839,066    $ 533,053,663    $ 11,482,174
                                    ===============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(3) Effective December 1, 2002, the Growth Sub-Account was renamed All Cap Core through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                     -----------------------------------------------------------------------------------------------
                                                                       INTERNATIONAL                                   PACIFIC RIM
                                                                       SMALL CAP--B      PACIFIC RIM EMERGING           EMERGING
                                      INTERNATIONAL SMALL CAP--A           (2)                MARKETS--A              MARKETS--B (2)
                                     -----------------------------------------------------------------------------------------------
                                                                        YEAR ENDED                                      YEAR ENDED
                                         YEAR ENDED DECEMBER 31         DECEMBER 31        YEAR ENDED DECEMBER 31      DECEMBER 31
                                         2002              2001            2002            2002             2001          2002
                                     -----------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0     $          0     $         0     $    45,373      $   189,533    $       42

Expenses:
    Mortality and expense risk
       and administrative charges       1,525,022        2,268,952          28,240         577,376          673,054        21,160
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)           (1,525,022)      (2,268,952)        (28,240)       (532,003)        (483,521)      (21,118)

Net realized gain (loss)              (52,328,593)     (75,086,334)        (11,374)     (4,013,178)     (11,109,334)     (151,409)
Unrealized appreciation
    (depreciation) during the
    period                             35,352,853       11,898,270        (211,745)       (635,694)       2,933,651       (80,822)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (18,500,762)     (65,457,016)       (251,359)     (5,180,875)      (8,659,204)     (253,349)

Changes from principal
    transactions:
       Purchase payments                2,962,077       12,973,521       3,173,030       2,145,029        2,885,796     3,089,598
       Transfers between sub-
           accounts and the
           Company                    (16,288,101)     (30,276,745)      3,535,448         119,212      (12,909,667)    1,507,420
       Withdrawals                    (10,342,446)     (13,420,646)     (1,707,902)     (4,126,997)      (3,411,960)     (137,678)
       Annual contract fee               (206,319)        (204,479)              0         (76,722)         (62,569)            0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            (23,874,789)     (30,928,349)      5,000,576      (1,939,478)     (13,498,400)    4,459,340
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           (42,375,551)     (96,385,365)      4,749,217      (7,120,353)     (22,157,604)    4,205,991
Contract owners' equity at
    beginning of period               121,495,530      217,880,895               0      37,276,665       59,434,269             0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                        $ 79,119,979     $121,495,530     $ 4,749,217     $30,156,312      $37,276,665    $4,205,991
                                     ============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -----------------------------------------------------------------------------------------------
                                                                                                                       EMERGING
                                                                        SCIENCE &                                       SMALL
                                                                       TECHNOLOGY--           EMERGING SMALL          COMPANY--B
                                       SCIENCE & TECHNOLOGY--A             B(2)                 COMPANY--A                (2)
                                   -----------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31         DECEMBER 31        YEAR ENDED DECEMBER 31      DECEMBER 31
                                         2002            2001             2002            2002             2001          2002
                                   -----------------------------------------------------------------------------------------------
Income:
   Dividends                       $           0    $   38,026,075     $         0    $          0     $  7,806,044   $         0

Expenses:
    Mortality and expense risk
       and administrative charges      5,249,235        10,141,645          43,970       2,283,570        2,929,835        70,098
                                   ----------------------------------------------------------------------------------------------
Net investment income (loss)          (5,249,235)       27,884,430         (43,970)     (2,283,570)       4,876,209       (70,098)

Net realized gain (loss)            (367,926,850)     (180,117,412)       (265,686)    (49,447,542)     (33,916,723)     (326,954)
Unrealized appreciation
    (depreciation) during the
    period                           159,865,459      (272,045,635)       (164,810)     (7,945,645)     (31,168,072)      (42,290)
                                   ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                      (213,310,626)     (424,278,617)       (474,466)    (59,676,757)     (60,208,586)     (439,342)

Changes from principal
    transactions:
       Purchase payments              17,115,638        74,905,484       9,262,983      13,480,427       29,781,989    12,179,048
       Transfers between sub-
           accounts and the
           Company                   (69,996,329)      (43,566,540)      2,016,539     (10,017,929)      (8,839,605)    2,230,590
       Withdrawals                   (31,944,633)      (54,798,116)        (83,332)    (11,724,363)     (13,373,730)      (80,493)
       Annual contract fee              (832,640)         (918,586)              0        (300,719)        (227,334)            0
                                   ----------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions           (85,657,964)      (24,377,758)     11,196,190      (8,562,584)       7,341,320    14,329,145
                                   ----------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity         (298,968,590)     (448,656,375)     10,721,724     (68,239,341)     (52,867,266)   13,889,803
Contract owners' equity at
    beginning of period              551,535,168     1,000,191,543               0     193,922,733      246,789,999             0
                                   ----------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 252,566,578    $  551,535,168     $10,721,724    $125,683,392     $193,922,733   $13,889,803
                                   ==============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                     ----------------------------------------------------------------------------------------------
                                                                       AGGRESSIVE
                                                                       GROWTH--B                                      INTERNATIONAL
                                         AGGRESSIVE GROWTH--A             (2)             INTERNATIONAL STOCK--A       STOCK--B (2)
                                     ----------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                                       YEAR ENDED
                                         YEAR ENDED DECEMBER 31        DECEMBER 31        YEAR ENDED DECEMBER 31        DECEMBER 31
                                          2002             2001            2002            2002             2001           2002
                                     ----------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0     $          0     $         0    $    445,669     $  5,474,463    $     1,563

Expenses:
    Mortality and expense risk
       and administrative charges       3,011,472        3,954,802          68,313       1,448,182        1,738,417         72,744
                                     ---------------------------------------------------------------------------------------------
Net investment income (loss)           (3,011,472)      (3,954,802)        (68,313)     (1,002,513)       3,736,046        (71,181)

Net realized gain (loss)              (64,270,748)     (19,318,842)       (218,585)    (21,805,047)     (17,050,390)      (158,604)
Unrealized appreciation
    (depreciation) during the
    period                              3,800,154      (69,208,391)       (521,395)     (1,004,061)     (17,063,153)      (277,627)
                                     ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (63,482,066)     (92,482,035)       (808,293)    (23,811,621)     (30,377,497)      (507,412)

Changes from principal
    transactions:
       Purchase payments               13,509,629       46,793,941      11,566,350       7,278,594       16,765,577     10,109,444
       Transfers between sub-
           accounts and the
           Company                    (20,741,133)     (18,932,333)      2,724,860      (6,724,536)      (4,958,900)     1,928,058
       Withdrawals                    (15,892,329)     (18,504,165)       (133,090)     (6,378,167)      (9,523,302)      (113,614)
       Annual contract fee               (441,426)        (345,065)              0        (167,595)        (123,486)             0
                                     ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            (23,565,259)       9,012,378      14,158,120      (5,991,704)       2,159,889     11,923,888
                                     ---------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           (87,047,325)     (83,469,657)     13,349,827     (29,803,325)     (28,217,608)    11,416,476
Contract owners' equity at
    beginning of period               248,597,637      332,067,294               0     109,294,393      137,512,001              0
                                     ---------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                        $161,550,312     $248,597,637     $13,349,827    $ 79,491,068     $109,294,393    $11,416,476
                                     =============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                      ----------------------------------------------------------------------------------------------
                                                                         QUANTITATIVE
                                             QUANTITATIVE EQUITY--A     EQUITY--B (2)         VALUE--A                  VALUE--B (2)
                                      ----------------------------------------------------------------------------------------------
                                                                          YEAR ENDED                                     YEAR ENDED
                                             YEAR ENDED DECEMBER 31      DECEMBER 31      YEAR ENDED DECEMBER 31        DECEMBER 31
                                              2002           2001           2002           2002             2001           2002
                                      ----------------------------------------------------------------------------------------------
Income:
   Dividends                          $      574,943   $  44,139,549    $       167    $  5,156,874      $  6,520,750   $     4,528

Expenses:
    Mortality and expense risk
       and administrative charges          2,593,418       4,237,735         15,331       3,500,447         3,400,043        60,999
                                      ---------------------------------------------------------------------------------------------
Net investment income (loss)              (2,018,475)     39,901,814        (15,164)      1,656,427         3,120,707       (56,471)

Net realized gain (loss)                 (85,900,898)    (45,685,915)       (94,286)     (9,629,983)        8,719,270      (494,029)
Unrealized appreciation
    (depreciation) during the
    period                                23,136,573     (77,823,593)       (68,912)    (59,252,884)      (12,616,845)     (224,122)
                                      ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                           (64,782,800)    (83,607,694)      (178,362)    (67,226,440)         (776,868)     (774,622)

Changes from principal
    transactions:
       Purchase payments                   7,395,730      39,889,290      2,661,590      14,778,088        43,358,003     9,830,473
       Transfers between sub-
           accounts and the
           Company                       (47,448,100)    (30,380,517)       559,628      (8,482,256)       89,667,963     2,175,427
       Withdrawals                       (17,584,797)    (27,248,506)       (28,187)    (20,116,653)      (19,880,416)      (77,277)
       Annual contract fee                  (301,002)       (235,128)             0        (340,429)         (152,336)            0
                                      ---------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions               (57,938,169)    (17,974,861)     3,193,031     (14,161,250)      112,993,214    11,928,623
                                      ---------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity             (122,720,969)   (101,582,555)     3,014,669     (81,387,690)      112,216,346    11,154,001
Contract owners' equity at
    beginning of period                  247,096,715     348,679,270              0     267,418,360       155,202,014             0
                                      ---------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                         $  124,375,746   $ 247,096,715    $ 3,014,669    $186,030,670      $267,418,360   $11,154,001
                                      =============================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                      REAL ESTATE
                                                                     SECURITIES--B                                     BALANCED--B
                                     REAL ESTATE SECURITIES--A            (2)                  BALANCED--A                 (2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                       YEAR ENDED
                                        YEAR ENDED DECEMBER 31        DECEMBER 31        YEAR ENDED DECEMBER 31        DECEMBER 31
                                       2002            2001              2002            2002             2001            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   3,003,426   $   1,566,408    $      10,220    $   1,766,109    $   1,661,487   $      11,346

Expenses:
    Mortality and expense risk
       and administrative charges      1,610,141         847,773          144,131        1,003,604        1,154,917          27,576
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)           1,393,285         718,635         (133,911)         762,505          506,570         (16,230)

Net realized gain (loss)               2,077,647       2,892,235         (204,564)     (11,702,441)      (6,279,463)        (78,520)
Unrealized appreciation
    (depreciation) during the
    period                            (7,206,892)     (3,374,764)        (135,173)      (1,233,075)      (4,084,207)        (20,228)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (3,735,960)        236,106         (473,648)     (12,173,011)      (9,857,100)       (114,978)

Changes from principal
    transactions:
       Purchase payments              12,999,359      12,061,247       24,676,216        5,369,213        8,881,103       5,169,246
       Transfers between sub-
           accounts and the
           Company                    38,467,502      17,830,845        4,188,625       (1,797,824)       1,739,124       1,024,071
       Withdrawals                   (12,577,104)     (6,096,963)        (177,117)      (6,826,594)      (7,104,749)       (136,475)
       Annual contract fee              (166,579)        (44,288)               0          (77,240)         (50,307)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            38,723,178      23,750,841       28,687,724       (3,332,445)       3,465,171       6,056,842
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           34,987,218      23,986,947       28,214,076      (15,505,456)      (6,391,929)      5,941,864
Contract owners' equity at
    beginning of period               73,863,177      49,876,230                0       74,843,169       81,235,098               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 108,850,395   $  73,863,177    $  28,214,076    $  59,337,713    $  74,843,169   $   5,941,864
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                                                                        LIFESTYLE
                                                                    HIGH YIELD--B                                       AGGRESSIVE
                                            HIGH YIELD--A               (2)            LIFESTYLE AGGRESSIVE 1000--A     1000--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                          YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31          YEAR ENDED DECEMBER 31        DECEMBER 31
                                        2002            2001            2002               2002             2001           2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $  11,981,195   $  14,082,998    $     166,246    $     738,071    $   6,677,725   $       3,038

Expenses:
   Mortality and expense risk
       and administrative charges      1,988,137       2,020,610           81,182        1,370,264        1,265,443         111,365
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)           9,993,058      12,062,388           85,064         (632,193)       5,412,282        (108,327)

Net realized gain (loss)             (27,263,784)    (18,227,513)        (232,857)      (8,480,152)      (2,722,360)       (266,368)
Unrealized appreciation
   (depreciation) during the
   period                              6,608,120      (3,977,805)         407,986      (14,228,720)     (16,434,732)       (583,478)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (10,662,606)    (10,142,930)         260,193      (23,341,065)     (13,744,810)       (958,173)

Changes from principal
   transactions:
       Purchase payments              12,836,094      17,548,109       13,515,097       13,235,605       27,626,431      23,602,718
       Transfers between sub-
           accounts and the
           Company                    13,382,263      19,867,888        5,344,290        2,263,876        4,919,247       3,248,113
       Withdrawals                   (13,508,610)    (15,005,911)        (154,481)      (5,844,623)      (4,233,194)        (61,304)
       Annual contract fee              (148,617)        (78,772)               0         (222,649)        (106,829)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            12,561,130      22,331,314       18,704,906        9,432,209       28,205,655      26,789,527
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            1,898,524      12,188,384       18,965,099      (13,908,856)      14,460,845      25,831,354
Contract owners' equity at
    beginning of period              133,748,028     121,559,644                0       95,037,182       80,576,337               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 135,646,552   $ 133,748,028    $  18,965,099    $  81,128,326    $  95,037,182   $  25,831,354
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                     LIFESTYLE                                          LIFESTYLE
                                                                    GROWTH 820--B                                     BALANCED 640--
                                       LIFESTYLE GROWTH 820--A           (2)           LIFESTYLE BALANCED 640--A           B(2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31        DECEMBER 31
                                        2002            2001             2002             2002             2001           2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   9,798,226   $  31,273,338    $      28,539    $  16,939,176    $  28,360,750   $      66,081

Expenses:
   Mortality and expense risk
       and administrative charges      6,739,165       5,572,022          502,039        7,574,348        5,669,714         632,246
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)           3,059,061      25,701,316         (473,500)       9,364,828       22,691,036        (566,165)

Net realized gain (loss)             (24,910,263)     (7,734,403)        (795,789)     (19,379,768)      (4,474,066)       (233,278)
Unrealized appreciation
   (depreciation) during the
   period                            (66,645,311)    (56,710,602)      (1,203,734)     (52,117,232)     (40,120,126)        315,761
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (88,496,513)    (38,743,689)      (2,473,023)     (62,132,172)     (21,903,156)       (483,682)

Changes from principal
   transactions:
       Purchase payments              78,339,455     114,644,548       98,002,492       81,452,405      110,222,350     126,304,728
       Transfers between sub-
           accounts and the
           Company                     9,192,018      31,577,676       21,478,710       69,027,356       45,658,871      31,435,317
       Withdrawals                   (24,652,680)    (20,376,071)        (624,928)     (44,193,214)     (27,460,181)     (1,952,292)
       Annual contract fee              (820,959)       (361,830)               0         (720,680)        (248,953)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             62,057,834     125,484,323      118,856,274      105,565,867      128,172,087     155,787,753
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           (26,438,679)     86,740,634      116,383,251       43,433,695      106,268,931     155,304,071
Contract owners' equity at
   beginning of period               437,225,977     350,485,343                0      452,594,244      346,325,313               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                       $ 410,787,298   $ 437,225,977    $ 116,383,251    $ 496,027,939    $ 452,594,244   $ 155,304,071
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                     LIFESTYLE                                          LIFESTYLE
                                                                      MODERATE                                         CONSERVATIVE
                                     LIFESTYLE MODERATE 460--A       460--B (2)       LIFESTYLE CONSERVATIVE 280--A      280--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31        DECEMBER 31
                                       2002             2001             2002             2002             2001            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   6,817,009   $   7,902,314    $      48,617    $   4,150,295    $   4,151,737   $      43,896

Expenses:
    Mortality and expense risk
       and administrative charges      3,057,848       2,169,905          298,244        2,039,830        1,321,714         199,164
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)           3,759,161       5,732,409         (249,627)       2,110,465        2,830,023        (155,268)

Net realized gain (loss)              (5,094,965)     (2,134,418)        (201,098)      (1,477,388)        (642,485)        (62,651)
Unrealized appreciation
    (depreciation) during the
    period                            (7,691,449)     (6,850,716)         661,824         (316,644)        (688,992)        743,780
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (9,027,253)     (3,252,725)         211,099          316,433        1,498,546         525,861

Changes from principal
    transactions:
       Purchase payments              33,041,997      32,428,718       54,323,811       18,382,289       17,950,612      36,109,609
       Transfers between sub-
           accounts and the
           Company                    35,423,993      16,990,967       16,084,294       39,064,001       17,811,230       7,809,440
       Withdrawals                   (16,466,800)    (13,343,533)        (856,642)     (17,028,518)      (7,914,526)       (686,035)
       Annual contract fee              (253,436)        (81,963)               0         (131,615)         (39,395)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            51,745,754      35,994,189       69,551,463       40,286,157       27,807,921      43,233,014
                                   -------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           42,718,501      32,741,464       69,762,562       40,602,590       29,306,467      43,758,875
Contract owners' equity at
    beginning of period              168,531,837     135,790,373                0      105,738,771       76,432,304               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 211,250,338   $ 168,531,837    $  69,762,562    $ 146,341,361    $ 105,738,771   $  43,758,875
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                       SMALL
                                                                      COMPANY                                         INTERNATIONAL
                                      SMALL COMPANY VALUE--A         VALUE--B (2)       INTERNATIONAL VALUE--A         VALUE--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31         DECEMBER 31        YEAR ENDED DECEMBER 31        DECEMBER 31
                                       2002             2001            2002              2002            2001            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $   1,413,944   $     124,685    $       2,450    $     759,226    $   1,675,032   $       9,025

Expenses:
    Mortality and expense risk
       and administrative charges      3,082,696       1,277,039          214,523        1,461,183          949,485         140,362
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)          (1,668,752)     (1,152,354)        (212,073)        (701,957)         725,547        (131,337)

Net realized gain (loss)               2,650,043       4,152,131         (737,319)      (9,351,887)      (3,055,770)       (513,097)
Unrealized appreciation
    (depreciation) during the
    period                           (28,129,963)      1,760,796          (41,870)     (11,606,333)      (4,586,703)       (718,218)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (27,148,672)      4,760,573         (991,262)     (21,660,177)      (6,916,926)     (1,362,652)

Changes from principal
    transactions:
       Purchase payments              32,266,541      24,028,645       34,902,183       12,898,013       18,633,675      23,290,571
       Transfers between sub-
           accounts and the
           Company                    74,719,762      47,694,013        9,625,190       29,060,085       10,903,759       9,142,901
       Withdrawals                   (15,689,037)     (6,840,042)        (367,964)      (6,577,115)      (4,607,196)     (1,076,883)
       Annual contract fee              (352,687)        (70,716)               0         (164,739)         (65,593)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            90,944,579      64,811,900       44,159,409       35,216,244       24,864,645      31,356,589
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           63,795,907      69,572,473       43,168,147       13,556,067       17,947,719      29,993,937
Contract owners' equity at
    beginning of period              129,356,338      59,783,865                0       75,576,337       57,628,618               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 193,152,245   $ 129,356,338    $  43,168,147    $  89,132,404    $  75,576,337   $  29,993,937
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                        SMALL
                                                                       COMPANY                                       TOTAL RETURN--B
                                     SMALL COMPANY BLEND--A          BLEND--B (2)          TOTAL RETURN--A                 (2)
                                   -------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                         YEAR ENDED
                                       YEAR ENDED DECEMBER 31       DECEMBER 31         YEAR ENDED DECEMBER 31         DECEMBER 31
                                        2002            2001            2002             2002             2001             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $     219,321   $     464,556    $         254   $  23,013,999    $   8,514,836   $       85,711

Expenses:
    Mortality and expense risk
       and administrative charges      1,605,041       1,342,521           73,401       8,016,349        3,767,832          641,668
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)          (1,385,720)       (877,965)         (73,147)     14,997,650        4,747,004         (555,957)

Net realized gain (loss)             (21,016,147)    (14,964,306)        (445,632)      8,339,401        6,224,570          402,589
Unrealized appreciation
    (depreciation) during the
    period                           (13,854,023)     13,065,358         (404,893)     17,177,695        4,611,990        4,253,629
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (36,255,890)     (2,776,913)        (923,672)     40,514,746       15,583,564        4,100,261

Changes from principal
    transactions:
       Purchase payments              14,649,064      18,351,095       13,553,330      69,970,819       97,411,836      121,904,718
       Transfers between sub-
           accounts and the
           Company                    10,611,994      14,512,595        2,940,763     173,662,568      137,200,949       23,477,044
       Withdrawals                    (7,012,852)     (5,239,976)         (97,104)    (49,611,673)     (20,961,429)      (1,536,055)
       Annual contract fee              (194,217)       (107,144)               0        (814,233)        (190,783)               0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            18,053,989      27,516,570       16,396,989     193,207,481      213,460,573      143,845,707
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (18,201,901)     24,739,657       15,473,317     233,722,227      229,044,137      147,945,968
Contract owners' equity at
    beginning of period              107,699,594      82,959,937                0     377,184,115      148,139,978                0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  89,497,693   $ 107,699,594    $  15,473,317   $ 610,906,342    $ 377,184,115   $  147,945,968
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                                                      U.S. LARGE
                                                                     CAP VALUE--B                                        MID-CAP
                                      U.S. LARGE CAP VALUE--A            (2)                MID CAP STOCK--A           STOCK--B (2)
                                   ------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                         YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31        DECEMBER 31
                                        2002           2001             2002              2002             2001           2002
                                   ------------------------------------------------------------------------------------------------
Income:
   Dividends                       $     846,589   $   2,639,997    $       1,461    $           0    $           0   $           0

Expenses:
    Mortality and expense risk
       and administrative charges      4,146,225       3,858,633          199,138        1,613,189        1,267,950          88,453
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)          (3,299,636)     (1,218,636)        (197,677)      (1,613,189)      (1,267,950)        (88,453)

Net realized gain (loss)             (15,354,651)       (265,347)        (536,557)      (9,943,108)      (4,391,627)       (198,403)
Unrealized appreciation
    (depreciation) during the
    period                           (71,442,209)     (6,818,955)        (118,325)     (19,384,457)      (3,051,082)       (361,070)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (90,096,496)     (8,302,938)        (852,559)     (30,940,754)      (8,710,659)       (647,926)

Changes from principal
    transactions:
       Purchase payments              30,152,648      56,577,305       34,742,061       16,726,451       28,854,943      15,005,125
       Transfers between sub-
           accounts and the
           Company                    10,430,828      42,830,870        6,258,578        3,484,532       19,287,542       3,874,326
       Withdrawals                   (18,897,540)    (15,483,321)        (216,408)      (6,595,563)      (5,066,965)        (70,993)
       Annual contract fee              (455,264)       (262,632)               0         (209,281)         (90,144)              0
                                   ------------------------------------------------------------------------------------------------

Net increase (decrease) in
    contract owners' equity from
    principal transactions            21,230,672      83,662,222       40,784,231       13,406,139       42,985,376      18,808,458
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (68,865,824)     75,359,284       39,931,672      (17,534,615)      34,274,717      18,160,532
Contract owners' equity at
    beginning of period              304,996,468     229,637,184                0      109,659,241       75,384,524               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 236,130,644   $ 304,996,468    $  39,931,672    $  92,124,626    $ 109,659,241   $  18,160,532
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                                                       TACTICAL
                                                                    ALLOCATION--B                                         DYNAMIC
                                        TACTICAL ALLOCATION--A            (2)              DYNAMIC GROWTH--A           GROWTH--B (2)
                                   ------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31         DECEMBER 31
                                        2002            2001            2002             2002            2001              2002
                                   ------------------------------------------------------------------------------------------------
Income:
   Dividends                       $       1,486   $     450,672    $           0    $           0    $     176,321   $           0

Expenses:
    Mortality and expense risk
       and administrative charges        986,506         836,567           26,200        1,030,358        1,467,410          20,255
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (985,020)       (385,895)         (26,200)      (1,030,358)      (1,291,089)        (20,255)

Net realized gain (loss)              (9,023,658)     (4,405,640)         (29,531)     (53,003,232)     (40,230,842)        (89,409)
Unrealized appreciation
    (depreciation) during the
    period                            (9,251,757)     (4,357,593)        (106,854)      27,556,315      (15,232,811)        (94,763)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (19,260,435)     (9,149,128)        (162,585)     (26,477,275)     (56,754,742)       (204,427)

Changes from principal
    transactions:
       Purchase payments               9,355,127      25,416,000        4,437,868        5,699,912       33,352,059       3,901,542
       Transfers between sub-
           accounts and the
           Company                    (3,192,626)     16,655,246          909,266       (9,627,810)      10,035,539         476,227
       Withdrawals                    (3,171,002)     (2,297,814)         (17,116)      (6,160,656)      (4,725,862)        (36,804)
       Annual contract fee              (173,268)        (97,010)               0         (197,554)        (133,172)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             2,818,231      39,676,422        5,330,018      (10,286,108)      38,528,564       4,340,965
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (16,442,204)     30,527,294        5,167,433      (36,763,383)     (18,226,178)      4,136,538
Contract owners' equity at
    beginning of period               68,418,252      37,890,958                0       90,311,350      108,537,528               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  51,976,048   $  68,418,252    $   5,167,433    $  53,547,967    $  90,311,350   $   4,136,538
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   ------------------------------------------------------------------------------------------------
                                                                       INTERNET
                                                                     TECHNOLOGIES                                     INTERNATIONAL
                                      INTERNET TECHNOLOGIES--A         --B (2)           INTERNATIONAL INDEX--A        INDEX--B (2)
                                   ------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31        DECEMBER 31
                                       2002             2001             2002             2002            2001             2002
                                   ------------------------------------------------------------------------------------------------
Income:
   Dividends                       $           0   $           0    $           0    $     195,833    $     150,074   $      73,986

Expenses:
    Mortality and expense risk
       and administrative charges        367,924         575,031           11,163          221,096          147,669          28,131
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (367,924)       (575,031)         (11,163)         (25,263)           2,405          45,855

Net realized gain (loss)             (32,895,046)    (25,510,772)         (10,913)      (2,146,826)      (1,092,680)       (102,024)
Unrealized appreciation
    (depreciation) during the
    period                            18,912,850        (624,106)         130,233         (740,986)      (1,350,445)       (105,515)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (14,350,120)    (26,709,909)         108,157       (2,913,075)      (2,440,720)       (161,684)

Changes from principal
    transactions:
       Purchase payments               3,043,522      10,377,810        2,203,496        2,992,589        5,975,523       4,165,238
       Transfers between sub-
           accounts and the
           Company                    (2,748,309)      4,331,792          260,326        2,396,719        1,811,325       1,263,539
       Withdrawals                    (1,342,996)     (1,875,200)         (31,655)      (1,083,685)        (652,186)        (44,380)
       Annual contract fee               (76,056)        (69,029)               0          (30,608)         (10,675)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            (1,123,839)     12,765,373        2,432,167        4,275,015        7,123,987       5,384,397
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity          (15,473,959)    (13,944,536)       2,540,324        1,361,940        4,683,267       5,222,713
Contract owners' equity at
    beginning of period               36,179,674      50,124,210                0       12,686,905        8,003,638               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  20,705,715   $  36,179,674    $   2,540,324    $  14,048,845    $  12,686,905   $   5,222,713
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                    TOTAL STOCK
                                        TOTAL STOCK MARKET          MARKET INDEX
                                             INDEX--A                  --B (2)             500 INDEX--A             500 INDEX--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31       DECEMBER 31       YEAR ENDED DECEMBER 31          DECEMBER 31
                                       2002            2001            2002            2002              2001             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $     237,548   $     201,791   $      60,461   $       3,519    $   1,169,265   $             4

Expenses:
    Mortality and expense risk
       and administrative charges        389,238         270,413          26,107       2,369,867        1,564,727           163,929
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (151,690)        (68,622)         34,354      (2,366,348)        (395,462)         (163,925)

Net realized gain (loss)              (2,323,091)     (1,438,676)       (104,958)    (21,292,483)      (7,725,632)         (601,407)
Unrealized appreciation
    (depreciation) during the
    period                            (4,368,287)       (651,864)       (186,281)    (20,746,205)      (5,248,394)         (561,977)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (6,843,068)     (2,159,162)       (256,885)    (44,405,036)     (13,369,488)       (1,327,309)

Changes from principal
    transactions:
       Purchase payments               4,992,764       6,128,531       4,718,917      29,151,983       50,888,607        30,766,509
       Transfers between sub-
           accounts and the
           Company                     2,821,406       9,430,012       1,435,506      20,678,780       59,546,373         7,271,139
       Withdrawals                    (2,086,338)       (601,438)        (22,082)    (11,756,782)      (6,010,446)         (310,700)
       Annual contract fee               (44,805)        (10,893)              0        (359,480)        (114,413)                0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             5,683,027      14,946,212       6,132,341      37,714,501      104,310,121        37,726,948
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           (1,160,041)     12,787,050       5,875,456      (6,690,535)      90,940,633        36,399,639
Contract owners' equity at
    beginning of period               25,291,072      12,504,022               0     154,147,342       63,206,709                 0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  24,131,031   $  25,291,072   $   5,875,456   $ 147,456,807    $ 154,147,342   $    36,399,639
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                       MID CAP                                       SMALL CAP INDEX
                                           MID CAP INDEX--A          INDEX--B (2)         SMALL CAP INDEX--A             --B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31        YEAR ENDED DECEMBER 31          DECEMBER 31
                                       2002             2001             2002           2002              2001             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $     257,051   $     234,678    $      65,616   $     254,534    $     379,293   $       83,509

Expenses:
    Mortality and expense risk
       and administrative charges        807,184         391,981           60,331         492,247          220,964           43,855
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (550,133)       (157,303)           5,285        (237,713)         158,329           39,654

Net realized gain (loss)              (2,686,795)     (1,645,809)        (174,688)     (2,354,272)      (1,335,416)        (156,845)
Unrealized appreciation
    (depreciation) during the
    period                            (9,009,316)        672,275         (266,145)     (7,071,736)       1,018,358         (260,602)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (12,246,244)     (1,130,837)        (435,548)     (9,663,721)        (158,729)        (377,793)

Changes from principal
    transactions:
       Purchase payments               9,533,030      11,259,601        9,590,419       7,151,868        7,663,722        7,430,906
       Transfers between sub-
           accounts and the
           Company                    19,280,805      15,499,075        3,138,636       8,821,938       13,169,926        2,229,530
       Withdrawals                    (4,367,432)     (1,678,453)        (134,223)     (2,691,123)        (807,211)         (61,803)
       Annual contract fee               (93,847)        (16,817)               0         (60,582)         (11,374)               0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            24,352,556      25,063,406       12,594,832      13,222,101       20,015,063        9,598,633
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           12,106,312      23,932,569       12,159,284       3,558,380       19,856,334        9,220,840
Contract owners' equity at
    beginning of period               37,600,321      13,667,752                0      25,474,661        5,618,327                0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  49,706,633   $  37,600,321    $  12,159,284   $  29,033,041    $  25,474,661   $    9,220,840
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                ----------------------------------------------------------------------------------------------------
                                                                    CAPITAL
                                                                  APPRECIATION                                    TELECOMMUNICATIONS
                                   CAPITAL APPRECIATION--A          --B (2)         TELECOMMUNICATIONS--A (4)           --B (2)
                                ----------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                                         YEAR ENDED
                                    YEAR ENDED DECEMBER 31         DECEMBER 31       YEAR ENDED DECEMBER 31           DECEMBER 31
                                     2002            2001             2002            2002             2001              2002
                                ----------------------------------------------------------------------------------------------------
Income:
   Dividends                    $           0   $           0    $           0   $           0    $           0   $               0

Expenses:
    Mortality and expense risk
       and administrative
       charges                        518,993         205,687           67,118          89,279           36,061               8,955
                                ---------------------------------------------------------------------------------------------------
Net investment income (loss)         (518,993)       (205,687)         (67,118)        (89,279)         (36,061)             (8,955)

Net realized gain (loss)           (2,690,993)     (1,423,346)        (195,278)     (2,826,618)        (781,106)            (29,282)
Unrealized appreciation
    (depreciation) during the
    period                        (10,230,082)       (338,212)        (835,405)     (1,413,072)        (278,889)            (30,789)
                                ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity
    from operations               (13,440,068)     (1,967,245)      (1,097,801)     (4,328,969)      (1,096,056)            (69,026)

Changes from principal
    transactions:
       Purchase payments           10,401,116      11,880,721       10,920,067       1,641,855        3,680,658           1,918,339
       Transfers between sub-
           accounts and the
           Company                 11,013,903      16,855,747        3,363,596         595,722        5,509,990             365,270
       Withdrawals                 (1,516,331)       (608,434)         (68,708)       (401,162)         (68,733)            (23,196)
       Annual contract fee            (67,759)        (10,738)               0         (13,697)          (2,053)                  0
                                ---------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity
    from principal
    transactions                   19,830,929      28,117,296       14,214,955       1,822,718        9,119,862           2,260,413
                                ---------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity         6,390,861      26,150,051       13,117,154      (2,506,251)       8,023,806           2,191,387
Contract owners' equity at
    beginning of period            27,008,052         858,001                0       8,023,806                0                   0
                                ---------------------------------------------------------------------------------------------------

Contract owners' equity at
    end of period               $  33,398,913   $  27,008,052    $  13,117,154   $   5,517,555    $   8,023,806   $       2,191,387
                                ===================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                        HEALTH
                                                                       SCIENCES                                           MID CAP
                                       HEALTH SCIENCES--A (4)          --B (2)            MID CAP GROWTH--A (4)        GROWTH--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31         DECEMBER 31         YEAR ENDED DECEMBER 31        DECEMBER 31
                                       2002             2001             2002             2002             2001             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $     130,633   $           0    $         272    $           0    $           0   $           0

Expenses:
    Mortality and expense risk
       and administrative charges        822,103         200,609           74,290          422,591           98,603          40,046
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (691,470)       (200,609)         (74,018)        (422,591)         (98,603)        (40,046)

Net realized gain (loss)              (4,914,819)       (138,860)        (136,522)      (4,864,280)        (630,156)       (214,144)
Unrealized appreciation
    (depreciation) during the
    period                           (13,328,080)      2,142,755         (438,143)      (6,327,604)         555,958         (92,314)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (18,934,369)      1,803,286         (648,683)     (11,614,475)        (172,801)       (346,504)

Changes from principal
    transactions:
       Purchase payments              18,223,813      17,463,800       13,442,315        8,312,366        7,685,785       7,120,150
       Transfers between sub-
           accounts and the
           Company                     7,864,621      26,030,010        2,637,139        6,680,072       16,885,836       1,302,274
       Withdrawals                    (2,537,519)       (748,338)         (99,701)      (1,300,036)        (322,252)        (16,107)
       Annual contract fee              (105,433)        (10,649)               0          (58,633)          (3,851)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            23,445,482      42,734,823       15,979,753       13,633,769       24,245,518       8,406,317
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            4,511,113      44,538,109       15,331,070        2,019,294       24,072,717       8,059,813
Contract owners' equity at
    beginning of period               44,538,109               0                0       24,072,717                0               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  49,049,222   $  44,538,109    $  15,331,070    $  26,092,011    $  24,072,717   $   8,059,813
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                       MID CAP
                                               MID CAP              OPPORTUNITIES                                       FINANCIAL
                                         OPPORTUNITIES--A (4)          --B (2)         FINANCIAL SERVICES--A (4)     SERVICES--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                         YEAR ENDED
                                       YEAR ENDED DECEMBER 31       DECEMBER 31         YEAR ENDED DECEMBER 31         DECEMBER 31
                                       2002             2001            2002             2002             2001             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $           0   $           0   $           0    $         668    $       5,716   $            1

Expenses:
    Mortality and expense risk
       and administrative charges        230,682          53,233          23,220          491,430          105,756           57,479
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (230,682)        (53,233)        (23,220)        (490,762)        (100,040)         (57,478)

Net realized gain (loss)              (1,444,949)       (254,283)        (51,887)      (1,646,961)        (460,013)        (116,388)
Unrealized appreciation
    (depreciation) during the
    period                            (4,431,079)        523,129        (270,104)      (5,328,250)         201,898         (244,081)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (6,106,710)        215,613        (345,211)      (7,465,973)        (358,155)        (417,947)

Changes from principal
    transactions:
       Purchase payments               5,307,642       5,904,385       4,410,761       10,738,074        9,549,130       10,391,373
       Transfers between sub-
           accounts and the
           Company                     2,221,864       7,055,377         708,081        8,449,512       12,449,084        1,833,512
       Withdrawals                      (421,482)       (151,770)        (77,949)      (1,506,019)        (334,311)         (86,421)
       Annual contract fee               (33,816)         (5,078)              0          (67,047)          (5,416)               0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             7,074,208      12,802,914       5,040,893       17,614,520       21,658,487       12,138,464
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity              967,498      13,018,527       4,695,682       10,148,547       21,300,332       11,720,517
Contract owners' equity at
    beginning of period               13,018,527               0               0       21,300,332                0                0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  13,986,025   $  13,018,527   $   4,695,682    $  31,448,879    $  21,300,332   $   11,720,517
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                     QUANTITATIVE
                                                                      MID CAP--B                                        STRATEGIC
                                    QUANTITATIVE MID CAP--A (4)          (2)             STRATEGIC GROWTH--A (4)       GROWTH--B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                         YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31         DECEMBER 31
                                       2002            2001             2002             2002             2001             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $           0   $           0    $           0    $           0    $           0   $           0

Expenses:
    Mortality and expense risk
       and administrative charges         95,493          19,893            8,652          762,988          205,377          67,752
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)             (95,493)        (19,893)          (8,652)        (762,988)        (205,377)        (67,752)

Net realized gain (loss)                (685,608)       (122,156)         (18,576)      (4,356,692)      (1,054,394)       (138,640)
Unrealized appreciation
    (depreciation) during the
    period                            (1,040,142)       (127,856)         (89,472)     (12,971,242)         849,508        (146,699)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (1,821,243)       (269,905)        (116,700)     (18,090,922)        (410,263)       (353,091)

Changes from principal
    transactions:
       Purchase payments               2,008,716       2,006,503        1,690,305       15,763,382       16,643,888      10,495,658
       Transfers between sub-
           accounts and the
           Company                     2,749,479       2,660,137          518,971        9,009,232       29,309,482       2,823,182
       Withdrawals                      (389,443)        (65,163)          (6,656)      (2,868,719)        (759,887)       (110,533)
       Annual contract fee               (13,447)           (540)               0          (99,212)          (7,252)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             4,355,305       4,600,937        2,202,620       21,804,683       45,186,231      13,208,307
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            2,534,062       4,331,032        2,085,920        3,713,761       44,775,968      12,855,216
Contract owners' equity at
    beginning of period                4,331,032               0                0       44,775,968                0               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $   6,865,094   $   4,331,032    $   2,085,920    $  48,489,729    $  44,775,968   $  12,855,216
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                                                                         CAPITAL
                                                                   ALL CAP VALUE                                     OPPORTUNITIES--
                                        ALL CAP VALUE--A (4)          --B (2)        CAPITAL OPPORTUNITIES--A (4)         B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED                                         YEAR ENDED
                                       YEAR ENDED DECEMBER 31       DECEMBER 31         YEAR ENDED DECEMBER 31         DECEMBER 31
                                       2002             2001            2002             2002            2001              2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $         714   $       3,235   $           1    $           0    $           0   $            0

Expenses:
    Mortality and expense risk
       and administrative charges        399,774          77,460          31,731          487,469          126,332           25,737
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (399,060)        (74,225)        (31,730)        (487,469)        (126,332)         (25,737)

Net realized gain (loss)              (3,356,156)       (376,923)       (153,925)      (3,256,978)        (326,683)         (63,662)
Unrealized appreciation
    (depreciation) during the
    period                            (6,134,255)      1,041,557         (96,236)      (7,673,248)         261,379         (167,260)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (9,889,471)        590,409        (281,891)     (11,417,695)        (191,636)        (256,659)

Changes from principal
    transactions:
       Purchase payments               7,487,851       7,315,671       5,331,940        9,072,045       10,158,527        4,825,428
       Transfers between sub-
           accounts and the
           Company                    11,509,389      11,168,995       1,653,765        4,103,929       19,088,625          952,338
       Withdrawals                    (1,348,925)       (458,504)        (97,000)      (1,804,854)        (596,013)         (33,445)
       Annual contract fee               (51,334)         (4,275)              0          (60,385)          (4,413)               0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            17,596,981      18,021,887       6,888,705       11,310,735       28,646,726        5,744,321
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            7,707,510      18,612,296       6,606,814         (106,960)      28,455,090        5,487,662
Contract owners' equity at
    beginning of period               18,612,296               0               0       28,455,090                0                0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  26,319,806   $  18,612,296   $   6,606,814    $  28,348,130    $  28,455,090   $    5,487,662
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                      UTILITIES--B                                     MID-CAP VALUE
                                          UTILITIES--A (4)                (2)               MID CAP VALUE--A (4)           --B (2)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31         YEAR ENDED DECEMBER 31         DECEMBER 31
                                        2002            2001             2002             2002             2001            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $         867   $      74,285    $           3    $           0    $     156,761   $           0

Expenses:
    Mortality and expense risk
       and administrative charges        264,228          78,439           27,378        2,069,377          318,910         264,083
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)            (263,361)         (4,154)         (27,375)      (2,069,377)        (162,149)       (264,083)

Net realized gain (loss)              (3,000,027)       (408,611)         (76,879)      (2,056,052)        (213,679)       (444,246)
Unrealized appreciation
    (depreciation) during the
    period                            (1,973,109)     (1,380,657)         185,473      (17,182,158)       3,247,693        (326,894)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                        (5,236,497)     (1,793,422)          81,219      (21,307,587)       2,871,865      (1,035,223)

Changes from principal
    Transactions:
       Purchase payments               4,741,181       7,387,415        5,295,213       38,941,710       24,827,064      44,341,314
       Transfers between sub-
           accounts and the
           Company                     2,858,823      10,155,443        1,081,523       73,052,100       44,288,396      11,992,212
       Withdrawals                      (836,596)       (301,483)         (43,522)      (7,416,381)      (1,049,511)       (309,902)
       Annual contract fee               (43,504)         (4,077)               0         (260,991)         (17,364)              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions             6,719,904      17,237,298        6,333,214      104,316,438       68,048,585      56,023,624
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity            1,483,407      15,443,876        6,414,433       83,008,851       70,920,450      54,988,401
Contract owners' equity at
    beginning of period               15,443,876               0                0       70,920,450                0               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $  16,927,283   $  15,443,876    $   6,414,433    $ 153,929,301    $  70,920,450   $  54,988,401
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                                     SCUDDER 21ST      SCUDDER
                                                                     FUNDAMENTAL       CENTURY         CAPITAL       SCUDDER GLOBAL
                                      FUNDAMENTAL VALUE--A (4)       VALUE--B (2)   GROWTH--B (5)   GROWTH--B (5)   DISCOVERY--B (5)
                                   -------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED      YEAR ENDED     YEAR ENDED        YEAR ENDED
                                       YEAR ENDED DECEMBER 31        DECEMBER 31     DECEMBER 31     DECEMBER 31      DECEMBER 31
                                       2002             2001             2002            2002            2002             2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $     125,822   $           0    $         526   $           0   $           0   $             0

Expenses:
    Mortality and expense risk
       and administrative charges      1,947,976         408,375          199,129             165             425               184
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)          (1,822,154)       (408,375)        (198,603)           (165)           (425)             (184)

Net realized gain (loss)              (4,795,847)       (387,131)        (191,785)            103             (17)               13
Unrealized appreciation
    (depreciation) during the
    period                           (18,833,626)      1,297,817         (698,166)         (5,396)        (16,908)              927
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                       (25,451,627)        502,311       (1,088,554)         (5,458)        (17,350)              756

Changes from principal
    Transactions:
       Purchase payments              39,149,760      40,188,351       35,493,405         152,611         435,382           136,524
       Transfers between sub-
           accounts and the
           Company                    33,426,284      50,801,526        8,691,721          13,087          42,119             5,881
       Withdrawals                    (7,042,210)     (1,288,526)        (199,265)            (55)           (359)              (14)
       Annual contract fee              (241,583)        (16,426)               0               0               0                 0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions            65,292,251      89,684,925       43,985,861         165,643         477,142           142,391
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity           39,840,624      90,187,236       42,897,307         160,185         459,792           143,147
Contract owners' equity at
    beginning of period               90,187,236               0                0               0               0                 0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $ 130,027,860   $  90,187,236    $  42,897,307   $     160,185   $     459,792   $       143,147
                                   ================================================================================================

(2) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                                        SCUDDER         SCUDDER          SCUDDER          SCUDDER
                                   SCUDDER GROWTH   SCUDDER HEALTH   INTERNATIONAL     AGGRESSIVE      BLUE CHIP--B      CONTARIAN
                                   & INCOME--B (5)  SCIENCES--B (5)    --B (5)        GROWTH--B (5)       (5)          VALUE--B (5)
                                   -------------------------------------------------------------------------------------------------
                                      YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                     DECEMBER 31      DECEMBER 31     DECEMBER 31     DECEMBER 31      DECEMBER 31     DECEMBER 31
                                        2002             2002             2002            2002             2002            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $           0    $          0     $          0    $           0    $           0   $           0

Expenses:
    Mortality and expense risk
       and administrative charges            312             340              719              100              409             654
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)                (312)           (340)            (719)            (100)            (409)           (654)

Net realized gain (loss)                     (15)             (9)             634               15             (223)           (170)
Unrealized appreciation
    (depreciation) during the
    period                               (12,091)         (4,947)          (4,582)          (2,854)          (7,526)        (11,933)
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                           (12,418)         (5,296)          (4,667)          (2,939)          (8,158)        (12,757)

Changes from principal
    transactions:
       Purchase payments                 286,745         284,531          505,929           77,169          332,376         451,261
       Transfers between sub-
           accounts and the
           Company                        13,003          40,205           48,481            7,344           58,082          64,957
       Withdrawals                             0             (35)            (256)               0             (207)            (37)
       Annual contract fee                     0               0                0                0                0               0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions               299,748         324,701          554,154           84,513          390,251         516,181
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity              287,330         319,405          549,487           81,574          382,093         503,424
Contract owners' equity at
    beginning of period                        0               0                0                0                0               0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $     287,330    $    319,405     $    549,487    $      81,574    $     382,093   $     503,424
                                   ================================================================================================

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                   -------------------------------------------------------------------------------------------------
                                                         SCUDDER                                          SCUDDER         SCUDDER
                                                       GOVERNMENT                                      INTERNATIONAL     INVESTMENT
                                    SCUDDER GLOBAL    SECURITIES--B     SCUDDER       SCUDDER HIGH     SELECT EQUITY   GRADE BOND--B
                                   BLUE CHIP--B (5)        (5)       GROWTH--B (5)    INCOME--B (5)       --B (5)           (5)
                                   -------------------------------------------------------------------------------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31      DECEMBER 31       DECEMBER 31
                                         2002             2002            2002             2002             2002            2002
                                   -------------------------------------------------------------------------------------------------
Income:
   Dividends                       $            0    $           0   $          0    $            0   $            0   $          0

Expenses:
    Mortality and expense risk
       and administrative charges             261            3,870            187             1,232              390          1,896
                                   ------------------------------------------------------------------------------------------------
Net investment income (loss)                 (261)          (3,870)          (187)           (1,232)            (390)        (1,896)

Net realized gain (loss)                     (100)             197           (258)            2,027              160            289
Unrealized appreciation
    (depreciation) during the
    period                                  1,417           17,344         (5,028)           14,698           (1,350)        22,105
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    operations                              1,056           13,671         (5,473)           15,493           (1,580)        20,498

Changes from principal
    transactions:
       Purchase payments                  186,721        2,527,544        121,445           882,888          296,839      1,139,385
       Transfers between sub-
           accounts and the
           Company                         10,141          168,447         13,946            74,072           26,784        374,436
       Withdrawals                           (100)         (11,503)           (84)             (382)               0         (8,461)
       Annual contract fee                      0                0              0                 0                0              0
                                   ------------------------------------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from
    principal transactions                196,762        2,684,488        135,307           956,578          323,623      1,505,360
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
    contract owners' equity               197,818        2,698,159        129,834           972,071          322,043      1,525,858
Contract owners' equity at
    beginning of period                         0                0              0                 0                0              0
                                   ------------------------------------------------------------------------------------------------

Contract owners' equity at end
    of period                      $      197,818    $   2,698,159   $    129,834    $      972,071   $      322,043   $  1,525,858
                                   ================================================================================================

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                    -----------------------------------------------------------------------------------------------
                                       SCUDDER          SCUDDER          SCUDDER        SCUDDER     SCUDDER DAVIS   SCUDDER DREMAN
                                        MONEY          SMALL CAP       TECHNOLOGY     TOTAL RETURN  VENTURE VALUE      FINANCIAL
                                    MARKET--B (5)    GROWTH--B (5)    GROWTH--B (5)      --B (5)       --B (5)      SERVICES--B (5)
                                    -----------------------------------------------------------------------------------------------
                                     YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED    YEAR ENDED       YEAR ENDED
                                     DECEMBER 31      DECEMBER 31      DECEMBER 31     DECEMBER 31   DECEMBER 31      DECEMBER 31
                                        2002              2002             2002            2002          2002             2002
                                    -----------------------------------------------------------------------------------------------
Income:
  Dividends                          $     2,366      $        0       $         0     $        0    $         0     $            0

Expenses:
  Mortality and expense risk
    and administrative charges             4,783             608               499          1,498            855                580
                                     ----------------------------------------------------------------------------------------------
Net investment income (loss)              (2,417)           (608)             (499)        (1,498)          (855)              (580)

Net realized gain (loss)                       2             (43)              535          1,800             25                 51
Unrealized appreciation
  (depreciation) during the
  period                                       0          (9,477)           (5,432)       (11,582)        (3,874)            (5,180)
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  operations                              (2,415)        (10,128)           (5,396)       (11,280)        (4,704)            (5,709)

Changes from principal
  transactions:
    Purchase payments                  3,275,291         425,004           285,804        735,370        614,824            375,967
    Transfers between sub-
      accounts and the
      Company                           (587,882)         34,386            27,783         77,873         67,420             17,730
    Withdrawals                           (4,344)            (46)              (34)          (253)          (772)               (40)
    Annual contract fee                        0               0                 0              0              0                  0
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  principal transactions               2,683,065         459,344           313,553        812,990        681,472            393,657
                                     ----------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity              2,680,650         449,216           308,157        801,710        676,768            387,948
Contract owners' equity at
  beginning of period                          0               0                 0              0              0                  0
                                     ----------------------------------------------------------------------------------------------

Contract owners' equity at end
  of period                          $ 2,680,650      $  449,216       $   308,157     $  801,710    $   676,768     $      387,948
                                     ==============================================================================================

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                      -------------------------------------------------------------------------------------------
                                                         SCUDDER     SCUDDER EAGLE
                                      SCUDDER DREMAN  DREMAN SMALL   FOCUSED LARGE     SCUDDER       SCUDDER         SCUDDER
                                       HIGH RETURN    CAP VALUE--B    CAP GROWTH    FOCUS VALUE &  INDEX 500--B   INVESCO DYNAMIC
                                      EQUITY--B (5)       (5)            --B (5)    GROWTH--B (5)       (5)        GROWTH--B (5)
                                      -------------------------------------------------------------------------------------------
                                        YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                       DECEMBER 31     DECEMBER 31    DECEMBER 31    DECEMBER 31    DECEMBER 31     DECEMBER 31
                                           2002           2002           2002            2002           2002            2002
                                      -------------------------------------------------------------------------------------------
Income:
 Dividends                            $          0    $         0    $         0    $         0    $         0    $             0

Expenses:
 Mortality and expense risk
  and administrative charges                 2,644          1,514            516            630          2,039                140
                                      -------------------------------------------------------------------------------------------
Net investment income (loss)                (2,644)        (1,514)          (516)          (630)        (2,039)              (140)

Net realized gain (loss)                      (309)            60              8              2          2,276                108
Unrealized appreciation
 (depreciation) during the
 period                                        880         15,402        (16,609)       (10,241)       (24,327)            (2,835)
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 operations                                 (2,073)        13,948        (17,117)       (10,869)       (24,090)            (2,867)

Changes from principal
 transactions:
   Purchase payments                     1,926,360      1,003,621        398,387        356,252        868,870             91,411
   Transfers between sub-
     accounts and the
     Company                               265,390        129,877         64,310         31,544        310,242              5,999
   Withdrawals                              (1,725)          (295)             0           (181)          (139)                 0
   Annual contract fee                           0              0              0              0              0                  0
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 principal transactions                  2,190,025      1,133,203        462,697        387,615      1,178,973             97,410
                                      -------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                 2,187,952      1,147,151        445,580        376,746      1,154,883             94,543
Contract owners' equity at
 beginning of period                             0              0              0              0              0                  0
                                      -------------------------------------------------------------------------------------------

Contract owners' equity at end
 of period                            $  2,187,952    $ 1,147,151    $   445,580    $   376,746    $ 1,154,883    $        94,543
                                      ===========================================================================================

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                               -----------------------------------------------------------------------------------------------------
                                                 SCUDDER JANUS
                                   SCUDDER          GROWTH         SCUDDER MFS       SCUDDER OAK     SCUDDER TURNER      ALGER
                                JANUS GROWTH   OPPORTUNITIES--B  STRATEGIC VALUE   STRATEGIC EQUITY      MID CAP        AMERICAN
                               & INCOME--B (5)        (5)            --B (5)            --B (5)       GROWTH--B (5)  BALANCED--B (5)
                               -----------------------------------------------------------------------------------------------------
                                 YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED
                                 DECEMBER 31      DECEMBER 31      DECEMBER 31        DECEMBER 31      DECEMBER 31     DECEMBER 31
                                    2002             2002             2002               2002             2002            2002
                               -----------------------------------------------------------------------------------------------------
Income:
 Dividends                     $           0   $            0    $            0    $           0     $           0   $            0

Expenses:
 Mortality and expense risk
  and administrative charges             459              205               501              512               654              776
                               ----------------------------------------------------------------------------------------------------
Net investment income (loss)            (459)            (205)             (501)            (512)             (654)            (776)

Net realized gain (loss)                 (44)             (18)              (54)           1,441           (24,122)            (133)
Unrealized appreciation
 (depreciation) during the
 period                              (10,075)          (6,084)           (4,205)         (15,311)          (20,004)          (5,032)
                               ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 operations                          (10,578)          (6,307)           (4,760)         (14,382)          (44,780)          (5,941)

Changes from principal
 transactions:
   Purchase payments                 357,758          161,513           316,731          325,116           545,851          358,260
   Transfers between sub-
     accounts and the
     Company                          32,480           16,830            28,201           41,278            75,122          133,234
   Withdrawals                        (1,125)              (5)             (151)            (131)             (244)          (1,039)
   Annual contract fee                     0                0                 0                0                 0                0
                               ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 principal transactions              389,113          178,338           344,781          366,263           620,729          490,455
                               ----------------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity             378,535          172,031           340,021          351,881           575,949          484,514
Contract owners' equity at
 beginning of period                       0                0                 0                0                 0                0
                               ----------------------------------------------------------------------------------------------------

Contract owners' equity at end
 of period                     $     378,535   $      172,031    $      340,021    $     351,881     $     575,949   $      484,514
                               ====================================================================================================


(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                        --------------------------------------------------------------------------------------------
                                                                                 CREDIT SUISSE
                                         ALGER AMERICAN       CREDIT SUISSE       GLOBAL POST       DREYFUS SOCIALLY    DREYFUS VIF
                                            LEVERAGED       EMERGING MARKETS    VENTURE CAPITAL     RESPONSIBLE FUND   MIDCAP STOCK
                                         ALL CAP--B (5)          --B (5)            --B (5)              --B (5)          --B (5)
                                        --------------------------------------------------------------------------------------------
                                           YEAR ENDED           YEAR ENDED         YEAR ENDED           YEAR ENDED       YEAR ENDED
                                          DECEMBER 31          DECEMBER 31        DECEMBER 31          DECEMBER 31      DECEMBER 31
                                              2002                 2002               2002                2002              2002
                                        --------------------------------------------------------------------------------------------
Income:
 Dividends                              $           0       $         121       $           0       $          15     $       1,279

Expenses:
 Mortality and expense risk
  and administrative charges                      235                 137                  17                 125               872
                                        -------------------------------------------------------------------------------------------
Net investment income (loss)                     (235)                (16)                (17)               (110)              407

Net realized gain (loss)                          (10)                (52)                 (7)                 (3)              (63)
Unrealized appreciation
 (depreciation) during the
 period                                        (7,831)             (1,151)                (52)             (3,264)           (5,526)
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 operations                                    (8,076)             (1,219)                (76)             (3,377)           (5,182)

Changes from principal
 transactions:
   Purchase payments                          255,421              71,544              25,576              95,117           610,238
   Transfers between sub-
     accounts and the
     Company                                    1,260              19,626               2,596               1,294           117,695
   Withdrawals                                     (4)                (36)                  0                   0              (414)
   Annual contract fee                              0                   0                   0                   0                 0
                                        -------------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 principal transactions                       256,677              91,134              28,172              96,411           727,519
                                        -------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                      248,601              89,915              28,096              93,034           722,337
Contract owners' equity at
 beginning of period                                0                   0                   0                   0                 0
                                        -------------------------------------------------------------------------------------------

Contract owners' equity at end
 of period                              $     248,601       $      89,915       $      28,096       $      93,034     $     722,337
                                        ===========================================================================================

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                         -------------------------------------------------------------------------------------
                                            INVESCO VIF
                                         UTILITIES--B (5)         BASIC VALUE FOCUS--A              SPECIAL VALUE FOCUS--A
                                         -------------------------------------------------------------------------------------
                                            YEAR ENDED
                                           DECEMBER 31           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                               2002               2002            2001              2002              2001
                                         -------------------------------------------------------------------------------------
Income:
 Dividends                               $           572      $    763,964    $  2,451,975      $  1,010,341      $  1,398,925

Expenses:
 Mortality and expense risk
  and administrative charges                         120           593,776         595,855           314,895           256,257
                                         -------------------------------------------------------------------------------------
Net investment income (loss)                         452           170,188       1,856,120           695,446         1,142,668

Net realized gain (loss)                          23,988        (1,645,813)       (290,683)         (383,392)          450,958
Unrealized appreciation
 (depreciation) during the
 period                                            1,218        (7,307,839)       (555,137)       (6,483,227)        3,149,620
                                         -------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 operations                                       25,658        (8,783,464)      1,010,300        (6,171,173)        4,743,246

Changes from principal
 transactions:
   Purchase payments                              76,408           917,385       8,119,499           716,407         6,516,475
   Transfers between sub-
     accounts and the
     Company                                      11,648        (2,554,650)      3,706,847        (3,179,370)        5,680,230
   Withdrawals                                       (37)       (1,980,915)     (1,336,871)         (848,170)         (812,933)
   Annual contract fee                                 0           (94,911)        (60,190)          (52,005)          (21,558)
                                         -------------------------------------------------------------------------------------
Net increase (decrease) in
 contract owners' equity from
 principal transactions                           88,019        (3,713,091)     10,429,285        (3,363,138)       11,362,214
                                         -------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                         113,677       (12,496,555)     11,439,585        (9,534,311)       16,105,460
Contract owners' equity at
 beginning of period                                   0        46,017,149      34,577,564        25,709,074         9,603,614
                                         -------------------------------------------------------------------------------------

Contract owners' equity at end
 of period                               $       113,677      $ 33,520,594    $ 46,017,149      $ 16,174,763      $ 25,709,074
                                         =====================================================================================

(5) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                         -----------------------------------------------------------------------------
                                               DEVELOPING CAPITAL MARKETS
                                                       FOCUS--A                                  TOTAL
                                         -----------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                              2002                  2001               2002                 2001
                                         -----------------------------------------------------------------------------
Income:
  Dividends                              $         3,713      $        13,551     $   279,430,043      $   957,880,145

Expenses:
  Mortality and expense risk
    and administrative charges                    23,689               26,769         209,587,313          214,315,556
                                         -----------------------------------------------------------------------------
Net investment income (loss)                     (19,976)             (13,218)         69,842,730          743,564,589

Net realized gain (loss)                        (128,696)            (200,078)     (1,944,063,811)        (993,360,778)
Unrealized appreciation
  (depreciation) during the
  period                                         (49,069)             195,328      (1,032,339,776)      (2,017,940,394)
                                         -----------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  operations                                    (197,741)             (17,968)     (2,906,560,857)      (2,267,736,583)

Changes from principal
  transactions:
    Purchase payments                             30,354              142,273       2,890,519,515        2,327,092,092
    Transfers between sub-
      accounts and the
      Company                                    (44,039)            (579,039)        386,559,852          956,936,012
    Withdrawals                                  (84,499)             (24,766)     (1,596,745,913)      (1,660,609,562)
    Annual contract fee                           (4,595)              (4,155)        (19,459,137)         (11,770,693)
                                         -----------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  principal transactions                        (102,779)            (465,687)      1,660,874,317        1,611,647,849
                                         -----------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                       (300,520)            (483,655)     (1,245,686,540)        (656,088,734)
Contract owners' equity at
  beginning of period                          1,672,277            2,155,932      14,864,738,990       15,520,827,724
                                         -----------------------------------------------------------------------------

Contract owners' equity at end
  of period                              $     1,371,757      $     1,672,277     $13,619,052,450      $14,864,738,990
                                         =============================================================================

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                          Notes to Financial Statements

                                December 31, 2002

1.  ORGANIZATION

The Manufacturers Life Insurance Company (U.S.A.), Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate Account A and hereinafter referred to as the Account) is a separate account established by The Manufacturers Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in one hundred eighteen sub-accounts of Manufacturers Investment Trust (the Trust), 32 sub-accounts of the Scudder Variable Series Trust, three sub-accounts of Merrill Lynch Variable Series Funds, Inc, two sub-accounts of the Dreyfus Service Corporation, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Alger American Fund and one sub-account of the Invesco VIF Funds. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21, 22, 23,
25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58,
60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 82, 83,
84, 85, 86, 87, 88, 90, 91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25,
26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 80,
81, 82, 83, 84, 90, 91, 92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, MRP 7, 17,
20, 21, 22, 23, 25, 26, 27, 50, 51, 52, 53, 55, 56, MLL 25, 26, 27, 28, 43, 55,
56, 58, 93, TYP 10, 11, 13, 14, 15, 16, 17, 18, 60, 61, 63, 64, 65, 66, 67, 68,
70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 83, 84, 85, 86, 87, 88), Venture Vantage
Annuity 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32,
33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52,
53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81,
82, 83, 85, 86 (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26,
30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49,
50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75,
76, 80, 81, 82, 83, 85, 86), Venture Vision Variable Annuity 5, 6, 25, 26, 27,
28, 29, 25B, 26B, 27B, 28B (VIS 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B),
Venture No-load Rollover Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into the Company.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

1. ORGANIZATION (CONTINUED)

On January 22, 2002, B-share sub-accounts for the Manufacturers Investment Trust, Strategic Opportunities--Class B, Investment Quality Bond--Class B, Growth & Income--Class B, Blue Chip Growth--Class B, Money Market--Class B, Global Equity--Class B, Global Bond--Class B, U.S. Government Securities--Class B, Diversified Bond--Class B, Income & Value--Class B, Large Cap Growth--Class B, Equity-Income--Class B, Strategic Bond--Class B, Overseas--Class B, All Cap Core--Class B, All Cap Growth--Class B, International Small Cap--Class B, Pacific Rim Emerging Markets--Class B, Science & Technology--Class B, Emerging Small Company--Class B, Aggressive Growth--Class B, International Stock--Class B, Quantitative Equity--Class B, Value--Class B, Real Estate Securities--Class B, Balanced--Class B, High Yield--Class B, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class B, Small Company Value--Class B, International Value--Class B, Small Company Blend--Class B, Total Return--Class B, U.S. Large Cap Value--Class B, Mid Cap Stock--Class B, Tactical Allocation--Class B, Dynamic Growth--Class B, Internet Technologies--Class B, International Index--Class B, Total Stock Market Index--Class B, 500 Index--Class B, Mid Cap Index--Class B, Small Cap Index--Class B, Capital Appreciation--Class B, Telecommunications--Class B, Health Sciences--Class B, Mid Cap Growth--Class B, Mid Cap Opportunities--Class B, Financial Services--Class B, Quantitative Mid Cap--Class B, Strategic Growth--Class B, All Cap Value--Class B, Capital Opportunities--Class B, Utilities--Class B, Mid Cap Value--Class B and Fundamental Value--Class B commenced operations.

On October 7, 2002, thirty-nine new sub-accounts, Scudder 21st Century Growth--Class B, Scudder Capital Growth--Class B, Scudder Global Discovery--Class B, Scudder Growth & Income--Class B, Scudder Health Sciences--Class B, Scudder International--Class B, Scudder Aggressive Growth--Class B, Scudder Blue Chip--Class B, Scudder Contarian Value--Class B, Scudder Global Blue Chip--Class B, Scudder Government Securities--Class B, Scudder Growth--Class B, Scudder High Income--Class B, Scudder International Select Equity--Class B, Scudder Investment Grade Bond--Class B, Scudder Money Market--Class B, Scudder Small Cap Growth--Class B, Scudder Technology Growth--Class B, Scudder Total Return--Class B, Scudder Davis Venture Value--Class B, Scudder Dreman Financial Services--Class B, Scudder Dreman High Return Equity--Class B, Scudder Dreman Small Cap Value--Class B, Scudder Eagle Focused Large Cap Growth--Class B, Scudder Focus Value & Growth--Class B, Scudder Index 500--Class B, Scudder Invesco Dynamic Growth--Class B, Scudder Janus Growth & Income--Class B, Scudder Janus Growth Opportunities--Class B, Scudder MFS Strategic Value--Class B, Scudder Oak Strategic Equity--Class B, Scudder Turner Mid Cap Growth--Class B, Alger American Balanced--Class B, Alger American Leveraged All Cap--Class B, Credit Suisse Emerging Markets--Class B, Credit Suisse Global Post Venture Capital--Class B, Dreyfus Socially Responsible Fund--Class B, Dreyfus VIF Midcap Stock--Class B and Invesco VIF Utilities--Class B commenced operations.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

1.  ORGANIZATION (CONTINUED)

On December 1, 2002, the Growth sub-account was renamed All Cap Core through a vote of the Board of Directors.


On April 30, 2001, twelve new sub-accounts, All Cap Value, Capital Opportunities, Financial Services, Fundamental Value, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Mid Cap Value, Quantitative Mid Cap, Strategic Growth, Telecommunications and Utilities commenced operations.


On April 30, 2001, the Mid Cap Blend sub-account was renamed Strategic Opportunities through a vote of the Board of Directors.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by the Company and 40% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)     Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26,
         27, 30, 31, 32, 33, 34, 40, 41, 42, 43 VENR 21, 23, 31, 41, MRP20, 21,
         22, 23, 25, 26, 27, MLL25, 26, 27, 28, 43): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27, 28, MLL25, 26,): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

4.  CONTRACT CHARGES (CONTINUED)

(iv)     Current Contract Series (VIS 5, 6, 25, 25B, 26, 26B, 27, 27B, 28, 28B,
         29, TYP 10, 11, 13, 14, 15, 16, 17, 18): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v)      Current Contract Series (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20,
         21, 22, 23, 25, 26, 30, 31, 32, 40, 41, 42): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(iv)     Current Contract Series (VTG 36, 37, 46, 47, 50, 51, 52, 53, 55, 56,
         70, 71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(vii)    Current Contract Series (VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63,
         65, 66, 67, 68, 69, VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84,
         90, 91, 92, 93, VENR51, 53, 61, 71, MRP 50, 51, 52, 53, 55, 56, MLL 55,
         56, 58, 93): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.

(viii)   Current Contract Series (VTG38, 39, 48, 49, 80, 81, 82, 83, 85, 86):
         deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.

(ix) Current Contract Series (MRPG01, I01, VSTG01, I01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and .85% of the contract value, respectively. On June 1, 2000, deductions were reduced to an effective annual rate of 0.15% and 0.30%, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

4.  CONTRACT CHARGES (CONTINUED)

(x)      Current Contract Series (VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82,
         83, 84, 90, 91, 92, 93, VENR 51, 53, 61, 71, MRP7, 17, 50, 51, 52, 53,
         55, 56, MLL 55, 56 58, 93, VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63,
         65, 66, 67, 68, 69): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.

(xi)     Current Contract Series (TYP 10, 11, 12, 13, 14, 15, 16, 17, 18):
         deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.

(xii)    Current Contract Series (TYP 60, 61, 63, 64, 65, 66, 67, 68):
         deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively.

(xiii) Current Contract Series (TYP 70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.

(xiv)    Current Contract Series (TYP 80, 81, 83, 84, 85, 86, 87, 88):
         deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively.

(xv) Current Contract Series (VSTG01, VSTI01, MRPG01, MRPI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

(xvi)    Current Contract Series (WVA1I, A2I, A3I, A1E, A2E, A3E, A1W, A2W,
         A3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(xvii)   Current Contract Series (WVB1I, B2I, B3I, B1E, B2E, B3E, B1W, B2W,
         B3W): deductions from each sub-account are made daily for administration, the assumption of mortality and expense and the enhanced earnings death benefit rider risks equal to an effective annual rate of 0.15%, 1.25% and 0.20% of the contract value, respectively.

(xviii) Current Contract Series (W3N1I, N3I, N1W, N3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

4.  CONTRACT CHARGES (CONTINUED)

(xix) Current Contract Series (W3A1I, A3I, A1W, A3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively.

(xx) Current Contract Series (W3G1I, G3I, G1W, G3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25% and 0.20% of the contract value, respectively.

(xxi) Current Contract Series (W3B1I, B3I, B1W, B3W): deductions from each sub-account are made daily for administration, mortality and expense risks, the annual step-up value rider and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.05% and 0.20% of the contract value, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2002:

                                                                                PURCHASES              SALES
                                                                             -----------------------------------
Strategic Opportunities Portfolio--Class A                                   $  130,186,388        $ 284,097,803
Strategic Opportunities Portfolio--Class B                                       11,093,875              950,375
Investment Quality Bond Portfolio--Class A                                      141,705,573          120,762,399
Investment Quality Bond Portfolio--Class B                                       29,191,899            4,010,721
Growth & Income Portfolio--Class A                                              193,390,192          447,484,104
Growth & Income Portfolio--Class B                                               37,061,910            3,481,479
Blue Chip Growth Portfolio--Class A                                             125,048,306          309,700,778
Blue Chip Growth Portfolio--Class B                                              38,701,111            2,915,256
Money Market Portfolio--Class A                                               1,994,291,732        2,132,841,452
Money Market Portfolio--Class B                                                 588,271,467          401,080,687
Global Equity Portfolio--Class A                                                191,382,242          259,754,486
Global Equity Portfolio--Class B                                                 17,866,452            9,240,152
Global Bond Portfolio--Class A                                                   87,865,944           51,913,748
Global Bond Portfolio--Class B                                                   26,999,762            7,719,050
U.S. Government Securities Portfolio--Class A                                   274,077,168          152,856,162
U.S. Government Securities Portfolio--Class B                                   117,341,108           22,643,944
Diversified Bond Portfolio--Class A                                              93,488,152           70,691,915
Diversified Bond Portfolio--Class B                                              22,707,406            2,540,295
Income & Value Portfolio--Class A                                               115,944,479          135,558,876
Income & Value Portfolio--Class B                                                24,457,966            2,399,502
Large Cap Growth Portfolio--Class A                                             136,992,647          153,921,661
Large Cap Growth Portfolio--Class B                                              34,538,668            2,476,112
Equity-Income Portfolio--Class A                                                245,407,707          244,125,335
Equity-Income Portfolio--Class B                                                 68,668,649            4,323,152
Strategic Bond Portfolio--Class A                                                87,368,334           93,615,718
Strategic Bond Portfolio--Class B                                                15,255,787            2,616,857
Overseas Portfolio--Class A                                                     276,712,190          322,026,000
Overseas Portfolio--Class B                                                      92,469,457           83,323,904
All Cap Core Portfolio--Class A                                                  61,485,613          129,023,165
All Cap Core Portfolio--Class B                                                   7,058,745            2,733,036
All Cap Growth Portfolio--Class A                                                99,105,663          201,486,490
All Cap Growth Portfolio--Class B                                                13,263,554            1,164,677
International Small Cap Portfolio--Class A                                       68,710,212           94,110,023
International Small Cap Portfolio--Class B                                       52,466,846           47,494,510
Pacific Rim Emerging Markets Portfolio--Class A                                 136,452,527          138,924,008
Pacific Rim Emerging Markets Portfolio--Class B                                  29,626,284           25,188,062

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                PURCHASES              SALES
                                                                             -----------------------------------
Science & Technology Portfolio--Class A                                      $   80,124,524        $ 171,031,723
Science & Technology Portfolio--Class B                                          14,628,471            3,476,251
Emerging Small Company Portfolio--Class A                                        71,872,285           82,718,439
Emerging Small Company Portfolio--Class B                                        16,661,107            2,402,060
Aggressive Growth Portfolio--Class A                                             84,088,266          110,664,997
Aggressive Growth Portfolio--Class B                                             15,591,090            1,501,283
International Stock Portfolio--Class A                                          140,454,968          147,449,185
International Stock Portfolio--Class B                                          118,361,756          106,509,049
Quantitative Equity Portfolio--Class A                                           51,987,693          111,944,337
Quantitative Equity Portfolio--Class B                                            3,927,054              749,187
Value Portfolio--Class A                                                         78,565,871           91,070,694
Value Portfolio--Class B                                                         14,585,105            2,712,953
Real Estate Securities Portfolio--Class A                                       102,249,269           62,132,806
Real Estate Securities Portfolio--Class B                                        34,997,311            6,443,498
Balanced Portfolio--Class A                                                      21,924,178           24,494,118
Balanced Portfolio--Class B                                                       7,264,245            1,223,633
High Yield Portfolio--Class A                                                   136,764,158          114,209,970
High Yield Portfolio--Class B                                                    28,892,402           10,102,432
Lifestyle Aggressive 1000 Portfolio--Class A                                     27,758,592           18,958,576
Lifestyle Aggressive 1000 Portfolio--Class B                                     28,413,391            1,732,191
Lifestyle Growth 820 Portfolio--Class A                                         138,336,352           73,219,457
Lifestyle Growth 820 Portfolio--Class B                                         123,256,958            4,874,184
Lifestyle Balanced 640 Portfolio--Class A                                       200,446,536           85,515,841
Lifestyle Balanced 640 Portfolio--Class B                                       157,793,693            2,572,105
Lifestyle Moderate 460 Portfolio--Class A                                       102,472,201           46,967,286
Lifestyle Moderate 460 Portfolio--Class B                                        72,497,849            3,196,013
Lifestyle Conservative 280 Portfolio--Class A                                    82,390,413           39,993,791
Lifestyle Conservative 280 Portfolio--Class B                                    47,530,432            4,452,686
Small Company Value Portfolio--Class A                                          240,418,884          151,143,057
Small Company Value Portfolio--Class B                                           55,002,228           11,054,892
International Value Portfolio--Class A                                          113,310,305           78,796,018
International Value Portfolio--Class B                                          104,291,735           73,066,483
Small Company Blend Portfolio--Class A                                           98,538,645           81,870,376
Small Company Blend Portfolio--Class B                                           18,959,257            2,635,415
Total Return Portfolio--Class A                                                 372,846,895          164,641,764
Total Return Portfolio--Class B                                                 157,089,116           13,799,366

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                PURCHASES               SALES
                                                                              ----------------------------------
U.S. Large Cap Value Portfolio--Class A                                       $  99,577,955         $ 81,646,919
U.S. Large Cap Value Portfolio--Class B                                          42,635,643            2,049,089
Mid Cap Stock Portfolio--Class A                                                 52,435,506           40,642,556
Mid Cap Stock Portfolio--Class B                                                 19,730,362            1,010,357
Tactical Allocation Portfolio--Class A                                           23,275,669           21,442,458
Tactical Allocation Portfolio--Class B                                            5,567,607              263,789
Dynamic Growth Portfolio--Class A                                                38,874,526           50,190,992
Dynamic Growth Portfolio--Class B                                                 5,620,012            1,299,302
Internet Technologies Portfolio--Class A                                         14,460,253           15,952,016
Internet Technologies Portfolio--Class B                                          2,902,396              481,392
International Index Portfolio--Class A                                           34,396,415           30,146,663
International Index Portfolio--Class B                                           20,337,372           14,907,120
Total Stock Market Index Portfolio--Class A                                      15,746,805           10,215,468
Total Stock Market Index Portfolio--Class B                                       6,818,082              651,387
500 Index Portfolio--Class A                                                    104,396,823           69,048,670
500 Index Portfolio--Class B                                                     46,077,115            8,514,092
Mid Cap Index Portfolio--Class A                                                 56,284,799           32,482,376
Mid Cap Index Portfolio--Class B                                                 13,645,800            1,045,683
Small Cap Index Portfolio--Class A                                               33,793,502           20,809,114
Small Cap Index Portfolio--Class B                                               10,444,680              806,393
Capital Appreciation Portfolio--Class A                                          27,671,212            8,359,276
Capital Appreciation Portfolio--Class B                                          15,103,314              955,477
Telecommunications Portfolio--Class A                                             7,348,187            5,614,748
Telecommunications Portfolio--Class B                                             2,465,765              214,307
Health Sciences Portfolio--Class A                                               46,637,511           23,883,499
Health Sciences Portfolio--Class B                                               16,745,402              839,667
Mid Cap Growth Portfolio--Class A                                                35,054,834           21,843,656
Mid Cap Growth Portfolio--Class B                                                 9,177,485              811,214
Mid Cap Opportunities Portfolio--Class A                                         15,192,695            8,349,169
Mid Cap Opportunities Portfolio--Class B                                          5,256,178              238,505
Financial Services Portfolio--Class A                                            32,000,837           14,877,079
Financial Services Portfolio--Class B                                            12,617,196              536,210
Quantitative Mid Cap Portfolio--Class A                                           7,296,162            3,036,350
Quantitative Mid Cap Portfolio--Class B                                           2,329,897              135,929
Strategic Growth Portfolio--Class A                                              36,836,755           15,795,060
Strategic Growth Portfolio--Class B                                              13,957,965              817,410
All Cap Value Portfolio--Class A                                                 34,107,630           16,909,709
All Cap Value Portfolio--Class B                                                  7,730,272              873,297

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                PURCHASES               SALES
                                                                             -----------------------------------
Capital Opportunities Portfolio--Class A                                     $   21,579,284         $ 10,756,018
Capital Opportunities Portfolio--Class B                                          5,989,020              270,436
Utilities Portfolio--Class A                                                     13,970,831            7,514,288
Utilities Portfolio--Class B                                                      6,715,468              409,629
Mid Cap Value Portfolio--Class A                                                152,610,796           50,363,735
Mid Cap Value Portfolio--Class B                                                 58,784,821            3,025,280
Fundamental Value Portfolio--Class A                                             92,579,765           29,109,668
Fundamental Value Portfolio--Class B                                             45,323,037            1,535,779
Scudder 21st Century Growth Portfolio--Class B                                      166,261                  783
Scudder Capital Growth Portfolio--Class B                                           477,176                  459
Scudder Global Discovery Portfolio--Class B                                         142,570                  363
Scudder Growth & Income Portfolio--Class B                                          299,744                  308
Scudder Health Sciences Portfolio--Class B                                          324,935                  574
Scudder International Portfolio--Class B                                            585,650               32,215
Scudder Aggressive Growth Portfolio--Class B                                         84,623                  210
Scudder Blue Chip Portfolio--Class B                                                390,008                  166
Scudder Contarian Value Portfolio--Class B                                          516,074                  547
Scudder Global Blue Chip Portfolio--Class B                                         197,044                  543
Scudder Government Securities Portfolio--Class B                                  2,711,510               30,892
Scudder Growth Portfolio--Class B                                                   135,302                  182
Scudder High Income Portfolio--Class B                                              990,243               34,897
Scudder International Select Equity Portfolio--Class B                              324,308                1,075
Scudder Investment Grade Bond Portfolio--Class B                                  1,515,074               11,610
Scudder Money Market Portfolio--Class B                                           3,331,814              651,166
Scudder Small Cap Growth Portfolio--Class B                                         459,108                  372
Scudder Technology Growth Portfolio--Class B                                        313,566                  512
Scudder Total Return Portfolio--Class B                                             812,695                1,203
Scudder Davis Venture Value Portfolio--Class B                                      682,563                1,946
Scudder Dreman Financial Services Portfolio--Class B                                393,637                  560
Scudder Dreman High Return Equity Portfolio--Class B                              2,199,443               12,062
Scudder Dreman Small Cap Value Portfolio--Class B                                 1,134,078                2,389
Scudder Eagle Focused Large Cap Growth Portfolio--Class B                           463,589                1,408
Scudder Focus Value & Growth Portfolio--Class B                                     389,109                2,124
Scudder Index 500 Portfolio--Class B                                              1,205,156               28,222
Scudder Invesco Dynamic Growth Portfolio--Class B                                    97,425                  155
Scudder Janus Growth & Income Portfolio--Class B                                    389,540                  886
Scudder Janus Growth Opportunities Portfolio--Class B                               178,326                  193

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES              SALES
                                                                               ------------------------------------
Scudder MFS Strategic Value Portfolio--Class B                                 $       344,815       $          535
Scudder Oak Strategic Equity Portfolio--Class B                                        367,399                1,648
Scudder Turner Mid Cap Growth Portfolio--Class B                                       636,485               16,410
Alger American Balanced Portfolio--Class B                                             490,454                  775
Alger American Leveraged All Cap Portfolio--Class B                                    256,627                  185
Credit Suisse Emerging Markets Portfolio--Class B                                       91,617                  499
Credit Suisse Global Post Venture Capital Portfolio--Class B                            28,567                  412
Dreyfus Socially Responsible Fund Portfolio--Class B                                    96,426                  125
Dreyfus VIF Midcap Stock Portfolio--Class B                                            728,380                  454
Invesco VIF Utilities Portfolio--Class B                                                89,420                  949
Basic Value Focus Portfolio--Class A                                                 3,882,379            7,425,282
Special Value Focus Portfolio--Class A                                               3,604,795            6,272,487
Developing Capital Markets Focus Portfolio--Class A                                    236,465              359,220
                                                                               ------------------------------------

Total                                                                          $10,254,817,291       $8,524,100,244
                                                                               ====================================

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION

                                                         STRATEGIC OPPORTUNITIES                           STRATEGIC OPPORTUNITIES
                                                                 TRUST A                                            TRUST B
                                            -----------------------------------------------------          -----------------------
                                                     2002                          2001                              2002
                                            -----------------------------------------------------          -----------------------
Units, beginning of period                               35,863,305                   38,289,671                                0
Units issued                                              8,220,338                   11,998,315                        1,211,625
Units redeemed                                          (15,320,051)                 (14,424,681)                        (107,211)
                                            ----------------------------------------------------           ----------------------

Units, end of period                                     28,763,592                   35,863,305                        1,104,414
                                            ====================================================           ======================

Unit value                                  $5.933797 TO $30.356953      $9.866815 to $50.221375           $7.956590 TO $8.263137

Net assets, end of period                   $           428,283,621      $           900,475,404           $            9,024,266

Investment income ratio*                                       0.00%                        0.50%                            0.00%

Expense ratio, lowest to highest**                    0.45% TO 1.90%               0.45% to 1.90%                   0.45% TO 1.90%

Total return, lowest to highest***               (39.92%) TO (39.04%)           (0.21%) to (0.13%)             (36.35%) TO (33.89%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         INVESTMENT QUALITY BOND                          INVESTMENT QUALITY BOND
                                                                 TRUST A                                           TRUST B
                                           -------------------------------------------------------       -------------------------
                                                     2002                           2001                            2002
                                           -------------------------------------------------------       -------------------------
Units, beginning of period                               15,137,400                    11,628,596                               0
Units issued                                              7,414,661                     8,502,029                       2,266,599
Units redeemed                                           (6,478,348)                   (4,993,225)                       (310,038)
                                           ------------------------------------------------------        ------------------------

Units, end of period                                     16,073,713                    15,137,400                       1,956,561
                                           ======================================================        ========================

Unit value                                 $13.525539 TO $27.385094      $12.539051 to $25.233827        $13.311657 TO $13.434847

Net assets, end of period                  $            313,900,631      $            280,574,001        $             26,123,571

Investment income ratio*                                       5.23%                         5.86%                           0.24%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                0.45% to 1.90%                  0.45% TO 1.90%

Total return, lowest to highest***                    7.87% TO 9.44%                0.31% to 6.85%                  6.49% TO 7.48%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         GROWTH & INCOME TRUST A                           GROWTH & INCOME TRUST B
                                             ------------------------------------------------------        -----------------------
                                                       2002                          2001                           2002
                                             ------------------------------------------------------        -----------------------
Units, beginning of period                                80,873,880                    85,299,596                               0
Units issued                                               8,302,786                    12,270,437                       3,500,177
Units redeemed                                           (22,583,364)                  (15,696,153)                       (337,736)
                                             -----------------------------------------------------         -----------------------

Units, end of period                                      66,593,302                    80,873,880                       3,162,441
                                             =====================================================         =======================

Unit value                                   $7.556172 TO $23.109098      $10.162651 to $30.971701         $9.525105 TO $10.375910

Net assets, end of period                    $         1,189,608,530      $          1,976,732,840         $            32,065,912

Investment income ratio*                                        0.65%                         0.41%                           0.02%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                0.45% to 1.90%                  0.45% TO 1.90%

Total return, lowest to highest***                (25.76%) TO (24.67%)           (14.54%) to (4.69%)            (23.80%) TO (16.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        BLUE CHIP GROWTH TRUST                            BLUE CHIP GROWTH TRUST
                                                                   A                                                B
                                            -----------------------------------------------------         ------------------------
                                                      2002                         2001                             2002
                                            -----------------------------------------------------         ------------------------
Units, beginning of period                                65,796,072                  68,424,127                                0
Units issued                                               8,593,015                  13,661,645                        3,698,126
Units redeemed                                           (19,245,742)                (16,289,700)                        (285,375)
                                            ----------------------------------------------------          -----------------------

Units, end of period                                      55,143,345                  65,796,072                        3,412,751
                                            ====================================================          =======================

Unit value                                  $ 7.211675 TO $15.870738     $9.689796 to $21.302974          $9.527205 TO $10.290923

Net assets, end of period                   $            748,537,843     $         1,215,555,449          $            34,460,397

Investment income ratio*                                        0.00%                       0.00%                            0.00%

Expense ratio, lowest to highest**                     0.45% TO 1.90%              0.45% to 1.90%                   0.45% TO 1.90%

Total return, lowest to highest***                (25.69%) TO (24.60%)         (17.41%) to (2.85%)             (23.78%) TO (17.67%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          MONEY MARKET TRUST A                                MONEY MARKET TRUST B
                                            -------------------------------------------------------        -------------------------
                                                      2002                           2001                             2002
                                            -------------------------------------------------------        -------------------------
Units, beginning of period                                65,338,944                    41,114,369                                0
Units issued                                             140,458,904                   197,491,069                       47,218,626
Units redeemed                                          (149,021,720)                 (173,266,494)                     (32,169,297)
                                            ------------------------------------------------------         ------------------------

Units, end of period                                      56,776,128                    65,338,944                       15,049,329
                                            ======================================================         ========================

Unit value                                  $12.432238 TO $19.050311      $12.523480 to $19.073731         $12.420152 TO $12.538332

Net assets, end of period                   $            862,061,014      $          1,001,127,335         $            187,189,382

Investment income ratio*                                        1.17%                         3.34%                            0.63%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                0.45% to 1.90%                   0.45% TO 1.90%

Total return, lowest to highest***                   (0.73%) TO 0.72%                0.19% to 3.12%                 (0.64%) TO 0.31%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         GLOBAL EQUITY TRUST A                             GLOBAL EQUITY TRUST B
                                         -------------------------------------------------------         -------------------------
                                                   2002                           2001                             2002
                                         -------------------------------------------------------         -------------------------
Units, beginning of period                             21,611,381                     24,643,214                                0
Units issued                                           12,466,118                     10,275,336                        1,684,948
Units redeemed                                        (16,039,266)                   (13,307,169)                        (883,757)
                                         -------------------------------------------------------         ------------------------

Units, end of period                                   18,038,233                     21,611,381                          801,191
                                         =======================================================         ========================

Unit value                               $ 8.344776 TO $17.985999       $10.503647 to $22.548612         $10.177657 TO $10.401869

Net assets, end of period                $            289,283,925       $            441,635,347         $              8,254,640

Investment income ratio*                                     1.40%                          2.46%                            0.02%

Expense ratio, lowest to highest**                  0.45% TO 1.90%                 0.45% to 1.90%                   0.45% TO 1.90%

Total return, lowest to highest***             (20.63%) TO (19.47%)            (17.56%) to (9.10%)             (18.58%) TO (16.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           GLOBAL BOND TRUST A                             GLOBAL BOND TRUST B
                                           --------------------------------------------------------     -------------------------
                                                      2002                           2001                         2002
                                           --------------------------------------------------------     -------------------------
Units, beginning of period                                 4,880,134                     5,937,540                              0
Units issued                                               5,224,911                     3,177,540                      1,961,064
Units redeemed                                            (2,966,344)                   (4,234,946)                      (545,718)
                                           -------------------------------------------------------      -------------------------

Units, end of period                                       7,138,701                     4,880,134                      1,415,346
                                           =======================================================      =========================

Unit value                                 $ 14.614053 TO $23.113561      $12.220839 to $19.512793      $14.2772217 TO $14.946973

Net assets, end of period                  $             141,843,968      $             86,117,366      $              20,448,895

Investment income ratio*                                        0.00%                         0.00%                          0.00%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                0.45% to 1.90%                 0.45% TO 1.90%

Total return, lowest to highest***                   17.86% TO 19.58%              (1.23%) to 1.32%               14.22% TO 19.58%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               U.S. GOVERNMENT                            U.S. GOVERNMENT
                                                             SECURITIES TRUST A                         SECURITIES TRUST B
                                           -------------------------------------------------------   ------------------------
                                                     2002                          2001                        2002
                                           -------------------------------------------------------   ------------------------
Units, beginning of period                                16,673,668                   11,427,813                           0
Units issued                                              15,531,221                   12,690,984                   9,075,441
Units redeemed                                            (8,434,373)                  (7,445,129)                 (1,731,716)
                                           ------------------------------------------------------    ------------------------

Units, end of period                                      23,770,516                   16,673,668                   7,343,725
                                           ======================================================    ========================

Unit value                                 $ 13.434646 TO $22.470272     $12.678773 to $21.100300    $13.086765 TO $13.228371

Net assets, end of period                  $             439,203,145     $            302,476,585    $             96,468,024

Investment income ratio*                                        3.32%                        5.33%                       0.06%

Expense ratio, lowest to highest**                     0.45% TO 1.90%               0.45% to 1.90%              0.45% TO 1.90%

Total return, lowest to highest***                     5.96% TO 7.51%               1.43% to 6.55%              4.69% TO 5.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        DIVERSIFIED BOND TRUST A                     DIVERSIFIED BOND TRUST B
                                       --------------------------------------------------------      ------------------------
                                                 2002                            2001                          2002
                                       --------------------------------------------------------      ------------------------
Units, beginning of period                            11,370,436                     8,434,436                              0
Units issued                                           4,951,172                     7,552,355                      1,784,666
Units redeemed                                        (3,784,818)                   (4,616,355)                      (196,795)
                                       -------------------------------------------------------       ------------------------

Units, end of period                                  12,536,790                    11,370,436                      1,587,871
                                       =======================================================       ========================

Unit value                             $ 13.371638 TO $21.943927      $12.664622 to $20.680033       $13.160436 TO $13.282245

Net assets, end of period              $             240,995,255      $            210,799,855       $             20,936,204

Investment income ratio*                                    4.25%                         5.29%                          0.13%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                 0.45% TO 1.90%

Total return, lowest to highest***                 5.58% TO 7.12%                1.32% to 6.60%                 5.28% TO 6.26%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         INCOME & VALUE TRUST A                           INCOME & VALUE TRUST B
                                            -------------------------------------------------------      ------------------------
                                                      2002                           2001                          2002
                                            -------------------------------------------------------      ------------------------
Units, beginning of period                                23,565,017                    22,701,648                              0
Units issued                                               6,857,086                     8,013,287                      2,278,253
Units redeemed                                            (7,685,088)                   (7,149,918)                      (229,058)
                                            ------------------------------------------------------       ------------------------

Units, end of period                                      22,737,015                    23,565,017                      2,049,195
                                            ======================================================       ========================

Unit value                                  $ 9.922116 TO $18.988592      $12.016868 to $22.905535       $10.461390 TO $10.920928

Net assets, end of period                   $            386,995,037      $            496,373,021       $             22,042,973

Investment income ratio*                                        2.09%                         2.69%                          0.08%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                0.45% to 1.90%                 0.45% TO 1.90%

Total return, lowest to highest***                (17.51%) TO (16.31%)             (3.87%) to 0.53%            (16.31%) TO (12.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LARGE CAP GROWTH                                  LARGE CAP GROWTH
                                                                 TRUST A                                          TRUST B
                                         ----------------------------------------------------------       ------------------------
                                                   2002                             2001                            2002
                                         ----------------------------------------------------------       ------------------------
Units, beginning of period                             25,410,406                       22,585,181                              0
Units issued                                           10,367,523                       14,281,211                      3,280,916
Units redeemed                                        (11,190,304)                     (11,455,986)                      (241,386)
                                         ---------------------------------------------------------        -----------------------

Units, end of period                                   24,587,625                       25,410,406                      3,039,530
                                         =========================================================        =======================

Unit value                               $ 6.689181 TO $14.843099          $8.821694 to $19.506566        $9.564734 TO $10.174875

Net assets, end of period                $            295,254,201          $           410,765,326        $            30,394,035

Investment income ratio*                                     0.33%                            0.00%                          0.00%

Expense ratio, lowest to highest**                  0.45% TO 1.90%                   0.45% to 1.90%                 0.45% TO 1.90%

Total return, lowest to highest***             (24.29%) TO (23.18%)              (20.74%) to (8.48%)           (23.48%) TO (18.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          EQUITY-INCOME TRUST A                             EQUITY-INCOME TRUST B
                                           --------------------------------------------------------       ------------------------
                                                     2002                           2001                            2002
                                           --------------------------------------------------------       ------------------------
Units, beginning of period                                39,307,090                    32,338,365                               0
Units issued                                              11,921,567                    16,106,909                       6,420,660
Units redeemed                                           (12,318,911)                   (9,138,184)                       (398,306)
                                           -------------------------------------------------------        ------------------------

Units, end of period                                      38,909,746                    39,307,090                       6,022,354
                                           =======================================================        ========================

Unit value                                 $ 10.326336 TO $21.400057      $12.136595 to $25.025958        $10.395821 TO $10.702893

Net assets, end of period                  $             702,058,453      $            861,148,763        $             63,022,582

Investment income ratio*                                        1.38%                         1.66%                           0.02%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                0.45% to 1.90%                  0.45% TO 1.90%

Total return, lowest to highest***                (14.92%) TO (13.67%)             (2.91%) to 0.83%             (16.83%) TO (14.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     STRATEGIC BOND TRUST A                             STRATEGIC BOND TRUST B
                                       --------------------------------------------------------       -------------------------
                                                 2002                           2001                             2002
                                       --------------------------------------------------------       -------------------------
Units, beginning of period                            12,916,819                    14,303,190                               0
Units issued                                           4,775,012                     6,087,151                       1,210,957
Units redeemed                                        (5,783,228)                   (7,473,522)                       (206,752)
                                       -------------------------------------------------------        ------------------------

Units, end of period                                  11,908,603                    12,916,819                       1,004,205
                                       =======================================================        ========================

Unit value                             $ 13.509914 TO $17.405164      $12.636812 to $16.199150        $13.007548 TO $13.217126

Net assets, end of period              $             198,412,514      $            202,116,506        $             13,130,517

Investment income ratio*                                    7.04%                         7.63%                           0.23%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                  0.45% TO 1.90%

Total return, lowest to highest***                 6.91% TO 8.47%                1.09% to 5.76%                  4.06% TO 5.74%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            OVERSEAS TRUST A                            OVERSEAS TRUST B
                                       ------------------------------------------------------       ------------------------
                                                 2002                          2001                           2002
                                       ------------------------------------------------------       ------------------------
Units, beginning of period                          23,474,330                    26,265,795                              0
Units issued                                        29,050,673                    33,422,515                      8,061,406
Units redeemed                                     (33,328,584)                  (36,213,980)                    (7,139,186)
                                       -----------------------------------------------------        -----------------------

Units, end of period                                19,196,419                    23,474,330                        922,220
                                       =====================================================        =======================

Unit value                             $ 6.716070 TO $8.794649       $8.700270 to $11.387239        $9.629170 TO $10.010302

Net assets, end of period              $           156,830,747       $           247,747,125        $             8,975,960

Investment income ratio*                                  0.59%                         0.29%                          0.03%

Expense ratio, lowest to highest**               0.45% TO 1.90%                0.45% to 1.90%                 0.45% TO 1.90%

Total return, lowest to highest***          (22.92%) TO (21.79%)           (22.59%) to (8.90%)           (22.97%) TO (19.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     ALL CAP CORE TRUST A                           ALL CAP CORE TRUST B
                                       -------------------------------------------------------    ------------------------
                                                 2002                           2001                        2002
                                       -------------------------------------------------------    ------------------------
Units, beginning of period                           23,810,588                    29,254,951                           0
Units issued                                          5,474,780                     7,866,991                     679,616
Units redeemed                                      (11,022,108)                  (13,311,354)                   (265,868)
                                       ------------------------------------------------------     -----------------------

Units, end of period                                 18,263,260                    23,810,588                     413,748
                                       ======================================================     =======================

Unit value                             $ 5.159206 TO $11.501386       $7.022468 to $15.600316     $9.392813 TO $10.603738

Net assets, end of period              $            186,890,818       $           331,290,715     $             4,201,973

Investment income ratio*                                   0.00%                         0.00%                       0.00%

Expense ratio, lowest to highest**                0.45% TO 1.90%                0.45% to 1.90%              0.45% TO 1.90%

Total return, lowest to highest***           (26.64%) TO (25.57%)           (26.83%) to (6.35%)        (24.86%) TO (15.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        ALL CAP GROWTH TRUST A                     ALL CAP GROWTH TRUST B
                                      --------------------------------------------------------    ------------------------
                                                 2002                           2001                        2002
                                      --------------------------------------------------------    ------------------------
Units, beginning of period                          33,232,943                     33,687,155                           0
Units issued                                         7,290,396                     14,390,104                   1,268,098
Units redeemed                                     (14,310,666)                   (14,844,316)                   (114,253)
                                      -------------------------------------------------------     -----------------------

Units, end of period                                26,212,673                     33,232,943                   1,153,845
                                      =======================================================     =======================

Unit value                            $ 5.757704 TO $13.363096        $7.751463 to $17.927398     $9.451441 TO $10.098271

Net assets, end of period             $            310,480,279        $           532,334,423     $            11,482,174

Investment income ratio*                                  0.00%                          0.00%                       0.00%

Expense ratio, lowest to highest**               0.45% TO 1.90%                 0.45% to 1.90%              0.45% TO 1.90%

Total return, lowest to highest***          (25.83%) TO (24.75%)            (29.27%) to (6.77%)        (24.39%) TO (19.21%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        INTERNATIONAL SMALL CAP                     INTERNATIONAL SMALL CAP
                                                                TRUST A                                    TRUST B
                                       --------------------------------------------------------    ------------------------
                                                2002                             2001                        2002
                                       --------------------------------------------------------    ------------------------
Units, beginning of period                            9,953,578                     11,973,322                           0
Units issued                                          6,021,668                     14,337,064                   4,698,900
Units redeemed                                       (8,069,086)                   (16,356,808)                 (4,222,936)
                                       -------------------------------------------------------     -----------------------

Units, end of period                                  7,906,160                      9,953,578                     475,964
                                       =======================================================     =======================

Unit value                             $ 5.556362 TO $10.512423        $6.790288 to $12.802022     $9.856697 TO $10.206568

Net assets, end of period              $             79,096,093        $           121,449,107     $             4,749,217

Investment income ratio*                                   0.00%                          0.00%                       0.00%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%              0.45% TO 1.90%

Total return, lowest to highest***           (18.29%) TO (17.10%)            (32.30%) to (6.50%)        (21.15%) TO (18.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       PACIFIC RIM EMERGING                           PACIFIC RIM EMERGING
                                                          MARKETS TRUST A                               MARKETS TRUST B
                                       --------------------------------------------------------    -------------------------
                                                 2002                            2001                         2002
                                       --------------------------------------------------------    -------------------------
Units, beginning of period                            5,054,185                      6,488,328                            0
Units issued                                         18,214,307                     24,024,825                    2,486,091
Units redeemed                                      (18,570,863)                   (25,458,968)                  (2,070,342)
                                       -------------------------------------------------------     ------------------------

Units, end of period                                  4,697,629                      5,054,185                      415,749
                                       =======================================================     ========================

Unit value                             $ 6.161288 TO $10.167731        $7.154529 to $11.824607     $ 9.896593 TO $10.687117

Net assets, end of period              $             30,140,478        $            37,254,151     $              4,205,991

Investment income ratio*                                   0.12%                          0.41%                        0.00%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 1.40% to 1.90%               0.45% TO 1.90%

Total return, lowest to highest***           (14.18%) TO (12.93%)            (20.30%) to (5.40%)         (20.83%) TO (14.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCIENCE & TECHNOLOGY                        SCIENCE & TECHNOLOGY
                                                              TRUST A                                      TRUST B
                                       -------------------------------------------------------    -----------------------
                                                 2002                           2001                       2002
                                       -------------------------------------------------------    -----------------------
Units, beginning of period                          43,964,781                     44,055,621                          0
Units issued                                         9,118,236                     15,725,413                  1,643,810
Units redeemed                                     (18,005,451)                   (15,816,253)                  (447,373)
                                       ------------------------------------------------------     ----------------------

Units, end of period                                35,077,566                     43,964,781                  1,196,437
                                       ======================================================     ======================

Unit value                             $ 2.975729 TO $8.347636        $5.112469 to $14.291433     $7.368796 TO $9.366646

Net assets, end of period              $           252,456,512        $           551,300,087     $           10,721,724

Investment income ratio*                                  0.00%                          0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 1.90%                 0.45% to 1.90%             0.45% TO 1.90%

Total return, lowest to highest***          (41.88%) TO (41.03%)           (48.92%) to (17.49%)       (41.05%) TO (25.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          EMERGING SMALL                                  EMERGING SMALL
                                                          COMPANY TRUST A                                 COMPANY TRUST B
                                       --------------------------------------------------------       -----------------------
                                                 2002                            2001                           2002
                                       --------------------------------------------------------       -----------------------
Units, beginning of period                           11,986,788                     11,228,885                             0
Units issued                                          5,448,161                      6,887,567                     1,726,040
Units redeemed                                       (6,022,933)                    (6,129,664)                     (259,499)
                                       -------------------------------------------------------        ----------------------

Units, end of period                                 11,412,016                     11,986,788                     1,466,541
                                       =======================================================        ======================

Unit value                             $ 5.810609 TO $12.431278        $8.352524 to $17.806889        $9.058585 TO $9.616734

Net assets, end of period              $            125,631,402        $           193,832,310        $           13,889,803

Investment income ratio*                                   0.00%                          0.00%                         0.00%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***           (30.54%) TO (29.52%)            (27.44%) to (3.05%)          (27.53%) TO (23.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      AGGRESSIVE GROWTH TRUST                     AGGRESSIVE GROWTH TRUST
                                                                 A                                           B
                                       -------------------------------------------------------    -----------------------
                                                 2002                           2001                        2002
                                       -------------------------------------------------------    -----------------------
Units, beginning of period                          21,262,375                     20,373,780                          0
Units issued                                         8,001,989                      8,883,520                  1,543,409
Units redeemed                                     (10,501,646)                    (7,994,925)                  (144,513)
                                       ------------------------------------------------------     ----------------------

Units, end of period                                18,762,718                     21,262,375                  1,398,896
                                       ======================================================     ======================

Unit value                             $ 5.996302 TO $9.120311        $8.132426 to $12.326027     $9.474119 TO $9.629662

Net assets, end of period              $           161,507,826        $           248,529,379     $           13,349,827

Investment income ratio*                                  0.00%                          0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 1.90%                 0.45% to 1.90%             0.45% TO 1.90%

Total return, lowest to highest***          (26.38%) TO (25.30%)           (27.97%) to (10.95%)       (24.21%) TO (22.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     INTERNATIONAL STOCK TRUST                    INTERNATIONAL STOCK TRUST
                                                                 A                                            B
                                       -------------------------------------------------------    -------------------------
                                                2002                             2001                       2002
                                       -------------------------------------------------------    -------------------------
Units, beginning of period                           9,754,386                      9,408,723                            0
Units issued                                        13,713,573                     13,798,624                   11,078,165
Units redeemed                                     (14,268,269)                   (13,452,961)                  (9,905,950)
                                       ------------------------------------------------------     ------------------------

Units, end of period                                 9,199,690                      9,754,386                    1,172,215
                                       ======================================================     ========================

Unit value                             $ 6.645829 TO $9.013656        $8.636273 to $11.672280     $  9.662625 TO $9.962987

Net assets, end of period              $            79,352,642        $           109,170,001     $             11,416,476

Investment income ratio*                                  0.46%                          0.20%                        0.02%

Expense ratio, lowest to highest**               0.45% TO 1.90%                 0.45% to 1.90%               0.45% TO 1.90%

Total return, lowest to highest***          (23.16%) TO (22.04%)            (22.91%) to (6.92%)         (22.70%) TO (20.30%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      QUANTITATIVE EQUITY TRUST                     QUANTITATIVE EQUITY TRUST
                                                                 A                                              B
                                       --------------------------------------------------------     -------------------------
                                                 2002                             2001                         2002
                                       --------------------------------------------------------     -------------------------
Units, beginning of period                           14,503,278                     14,878,539                              0
Units issued                                          3,854,344                      7,087,792                        382,529
Units redeemed                                       (7,916,706)                    (7,463,053)                       (75,234)
                                       -------------------------------------------------------      -------------------------

Units, end of period                                 10,440,916                     14,503,278                        307,295
                                       =======================================================      =========================

Unit value                             $ 6.496049 TO $13.726237        $9.154017 to $19.274831      $  9.100413 TO $10.151783

Net assets, end of period              $            124,368,566        $           247,082,790      $               3,014,669

Investment income ratio*                                   0.33%                          0.29%                          0.01%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%                 0.45% TO 1.90%

Total return, lowest to highest***           (29.14%) TO (28.11%)           (26.08%) to (10.35%)           (27.20%) TO (18.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           VALUE TRUST A                                VALUE TRUST B
                                       --------------------------------------------------------    -----------------------
                                                 2002                           2001                         2002
                                       --------------------------------------------------------    -----------------------
Units, beginning of period                           16,438,592                      9,465,352                          0
Units issued                                          5,175,553                     13,297,434                  1,443,692
Units redeemed                                       (6,431,608)                    (6,324,194)                  (272,365)
                                       -------------------------------------------------------     ----------------------

Units, end of period                                 15,182,537                     16,438,592                  1,171,327
                                       =======================================================     ======================

Unit value                             $ 9.046893 TO $13.337895       $11.944310 to $17.521564     $9.484479 TO $9.618617

Net assets, end of period              $            185,855,695       $            267,152,496     $           11,154,001

Investment income ratio*                                   0.85%                          0.54%                      0.03%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%             0.45% TO 1.90%

Total return, lowest to highest***           (24.26%) TO (23.15%)              (4.45%) to 2.95%        (24.12%) TO (23.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      REAL ESTATE SECURITIES                         REAL ESTATE SECURITIES
                                                              TRUST A                                        TRUST B
                                       --------------------------------------------------------     -------------------------
                                                  2002                           2001                          2002
                                       --------------------------------------------------------     -------------------------
Units, beginning of period                             5,414,699                     3,687,770                             0
Units issued                                           6,920,218                     5,189,185                     2,848,902
Units redeemed                                        (4,407,371)                   (3,462,256)                     (497,312)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   7,927,546                     5,414,699                     2,351,590
                                       =======================================================      ========================

Unit value                             $ 12.429938 TO $14.251467      $12.171588 to $14.088482      $11.806602 TO $12.702902

Net assets, end of period              $             108,728,937      $             73,831,187      $             28,214,076

Investment income ratio*                                    2.79%                         2.72%                         0.07%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***                 0.65% TO 2.12%              (0.85%) to 2.70%              (5.55%) TO 1.62%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          BALANCED TRUST A                              BALANCED TRUST B
                                       --------------------------------------------------------    -------------------------
                                                  2002                           2001                         2002
                                       --------------------------------------------------------    -------------------------
Units, beginning of period                            6,267,752                      5,961,983                            0
Units issued                                          1,881,850                      1,829,240                      645,386
Units redeemed                                       (2,248,639)                    (1,523,471)                    (110,034)
                                       -------------------------------------------------------     ------------------------

Units, end of period                                  5,900,963                      6,267,752                      535,352
                                       =======================================================     ========================

Unit value                             $ 8.355296 TO $10.672379        $9.928886 to $12.637994     $10.643258 TO $11.353878

Net assets, end of period              $             59,277,292        $            74,758,243     $              5,941,864

Investment income ratio*                                   2.63%                          2.14%                        0.46%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%               0.45% TO 1.90%

Total return, lowest to highest***           (15.97%) TO (14.75%)            (15.65%) to (5.11%)          (14.85%) TO (9.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         HIGH YIELD TRUST A                            HIGH YIELD TRUST B
                                       --------------------------------------------------------    -------------------------
                                                  2002                           2001                         2002
                                       --------------------------------------------------------    -------------------------
Units, beginning of period                           11,000,013                      9,231,805                            0
Units issued                                         11,010,152                     10,474,386                    2,514,044
Units redeemed                                       (9,821,093)                    (8,706,178)                    (879,469)
                                       -------------------------------------------------------     ------------------------

Units, end of period                                 12,189,072                     11,000,013                    1,634,575
                                       =======================================================     ========================

Unit value                             $ 9.790451 TO $11.519811       $10.698741 to $12.544550     $11.370655 TO $11.795820

Net assets, end of period              $            135,503,987       $            133,703,955     $             18,965,099

Investment income ratio*                                   9.05%                         10.36%                        2.32%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%               0.45% TO 1.90%

Total return, lowest to highest***             (8.63%) TO (7.29%)             (12.80%) to (4.10%)          (9.03%) TO (5.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    LIFESTYLE AGGRESSIVE 1000                     LIFESTYLE AGGRESSIVE 1000
                                                              TRUST A                                        TRUST B
                                       -------------------------------------------------------    -------------------------
                                                2002                           2001                          2002
                                       -------------------------------------------------------    -------------------------
Units, beginning of period                           7,885,558                      5,617,693                             0
Units issued                                         2,591,995                      3,167,530                     2,744,346
Units redeemed                                      (1,809,124)                      (899,665)                     (163,407)
                                       ------------------------------------------------------     -------------------------

Units, end of period                                 8,668,429                      7,885,558                     2,580,939
                                       ======================================================     =========================

Unit value                             $ 7.846184 TO $9.948297       $10.070301 to $12.723595     $  9.992622 TO $10.085357

Net assets, end of period              $            81,126,941       $             95,035,178     $              25,831,354

Investment income ratio*                                  0.81%                          4.10%                         0.03%

Expense ratio, lowest to highest**               0.45% TO 1.90%                 0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***          (22.20%) TO (21.06%)            (17.24%) to (5.20%)          (20.06%) TO (19.32%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       LIFESTYLE GROWTH 820                            LIFESTYLE GROWTH 820
                                                               TRUST A                                         TRUST B
                                       --------------------------------------------------------    ----------------------------
                                                 2002                           2001                           2002
                                       --------------------------------------------------------    ----------------------------
Units, beginning of period                           32,268,748                     22,642,561                               0
Units issued                                         11,002,122                     12,489,210                      11,378,337
Units redeemed                                       (6,126,565)                    (2,863,023)                       (454,421)
                                       -------------------------------------------------------     ---------------------------

Units, end of period                                 37,144,305                     32,268,748                      10,923,916
                                       =======================================================     ===========================

Unit value                             $ 8.934824 TO $12.028869       $10.804923 to $14.495682     $   10.537942 TO $10.751721

Net assets, end of period              $            410,561,178       $            437,103,391     $               116,383,251

Investment income ratio*                                   2.19%                          4.84%                           0.06%

Expense ratio, lowest to highest**                0.45% TO 1.90%                 0.45% to 1.90%                  0.45% TO 1.90%

Total return, lowest to highest***           (17.43%) TO (16.22%)            (12.66%) to (3.45%)            (15.70%) TO (13.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     LIFESTYLE BALANCED 640                         LIFESTYLE BALANCED 640
                                                             TRUST A                                        TRUST B
                                       --------------------------------------------------------   --------------------------
                                                  2002                           2001                        2002
                                       --------------------------------------------------------   --------------------------
Units, beginning of period                            31,629,891                    22,027,740                            0
Units issued                                          14,577,277                    12,733,043                   13,950,984
Units redeemed                                        (6,367,744)                   (3,130,892)                    (223,844)
                                       -------------------------------------------------------    -------------------------

Units, end of period                                  39,839,424                    31,629,891                   13,727,140
                                       =======================================================    =========================

Unit value                             $ 10.165146 TO $13.704682      $11.493504 to $15.433664    $ 11.180582 TO $11.423888

Net assets, end of period              $             495,557,446      $            452,066,345    $             155,304,071

Investment income ratio*                                    3.26%                         5.03%                        0.11%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%               0.45% TO 1.90%

Total return, lowest to highest***            (11.65%) TO (10.35%)            (8.05%) to (2.36%)          (10.56%) TO (5.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         LIFESTYLE MODERATE 460                          LIFESTYLE MODERATE 460
                                                                 TRUST A                                         TRUST B
                                           --------------------------------------------------------    --------------------------
                                                      2002                           2001                         2002
                                           --------------------------------------------------------    --------------------------
Units, beginning of period                                10,955,088                     8,470,782                             0
Units issued                                               7,362,784                     4,175,166                     6,137,859
Units redeemed                                            (3,272,609)                   (1,690,860)                     (268,456)
                                           -------------------------------------------------------     -------------------------

Units, end of period                                      15,045,263                    10,955,088                     5,869,403
                                           =======================================================     =========================

Unit value                                 $ 11.315989 TO $15.315540      $12.006535 to $16.185243     $ 11.849812 TO $11.983146

Net assets, end of period                  $             208,678,078      $            165,653,944     $              69,762,562

Investment income ratio*                                        3.40%                         5.41%                         0.17%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***                  (5.85%) TO (4.47%)            (3.95%) to (1.42%)            (5.20%) TO (4.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     LIFESTYLE CONSERVATIVE                           LIFESTYLE CONSERVATIVE
                                                           280 TRUST A                                      280 TRUST B
                                       --------------------------------------------------------    ---------------------------
                                                  2002                          2001                          2002
                                       --------------------------------------------------------    ---------------------------
Units, beginning of period                             6,695,670                     4,788,787                               0
Units issued                                           5,362,317                     3,306,433                       3,860,984
Units redeemed                                        (2,588,992)                   (1,399,550)                       (356,833)
                                       -------------------------------------------------------     ---------------------------

Units, end of period                                   9,468,995                     6,695,670                       3,504,151
                                       =======================================================     ===========================

Unit value                             $ 12.478970 TO $16.741166      $12.503081 to $16.689833     $   12.455071 TO $12.570409

Net assets, end of period              $             146,341,361      $            105,738,771     $                43,758,875

Investment income ratio*                                    3.08%                         4.28%                           0.25%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                  0.45% TO 1.90%

Total return, lowest to highest***               (0.19%) TO 1.27%                0.02% to 2.76%                (0.36%) TO 0.56%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           SMALL COMPANY VALUE                        SMALL COMPANY VALUE
                                                                TRUST A                                     TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             9,912,518                     4,807,888                             0
Units issued                                          17,802,268                    13,059,190                     5,004,133
Units redeemed                                       (11,704,395)                   (7,954,560)                     (873,810)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  16,010,391                     9,912,518                     4,130,323
                                       =======================================================      ========================

Unit value                             $ 11.631943 TO $12.924339     $ 12.602235 to $13.981425      $10.197768 TO $11.505543

Net assets, end of period              $             193,031,852     $             129,266,865      $             43,168,147

Investment income ratio*                                    0.29%                         0.14%                         0.01%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***              (7.70%) TO (6.35%)               0.82% to 6.06%            (18.42%) TO (7.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      INTERNATIONAL VALUE TRUST                    INTERNATIONAL VALUE TRUST
                                                                  A                                            B
                                       -------------------------------------------------------     -------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------     -------------------------
Units, beginning of period                             7,152,751                     4,861,051                             0
Units issued                                          11,203,326                     7,172,267                     9,698,755
Units redeemed                                        (7,994,989)                   (4,880,567)                   (6,661,364)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  10,361,088                     7,152,751                     3,037,391
                                       =======================================================      ========================

Unit value                             $   8.453467 TO $9.667908     $ 10.459987 to $11.968682      $ 9.761622 TO $10.320663

Net assets, end of period              $              89,056,992     $              75,552,701      $             29,993,937

Investment income ratio*                                    0.78%                         1.02%                         0.07%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (19.39%) TO (18.21%)           (11.45%) to (4.25%)          (21.91%) TO (17.43%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SMALL COMPANY BLEND                          SMALL COMPANY BLEND
                                                               TRUST A                                      TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             9,038,221                     6,632,660                             0
Units issued                                           9,020,128                     6,129,954                     1,962,478
Units redeemed                                        (7,810,355)                   (3,724,393)                     (270,053)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  10,247,994                     9,038,221                     1,692,425
                                       =======================================================      ========================

Unit value                             $   6.762279 TO $8.913306     $  9.244249 to $12.178671      $  9.059320 TO $9.393008

Net assets, end of period              $              89,479,139     $             107,671,859      $             15,473,317

Investment income ratio*                                    0.20%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (26.96%) TO (25.89%)           (14.70%) to (2.57%)          (27.53%) TO (24.86%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        TOTAL RETURN TRUST A                          TOTAL RETURN TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                            26,705,881                    11,037,368                             0
Units issued                                          24,661,523                    21,593,399                    12,152,904
Units redeemed                                       (11,098,665)                   (5,924,886)                   (1,053,281)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  40,268,739                    26,705,881                    11,099,623
                                       =======================================================      ========================

Unit value                             $ 13.731734 TO $16.023311     $ 12.779035 to $14.697020      $13.300010 TO $13.423104

Net assets, end of period              $             610,596,879     $             377,177,799      $            147,945,968

Investment income ratio*                                    2.55%                         3.34%                         0.08%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***                 7.46% TO 9.02%                2.23% to 7.79%                6.40% TO 7.38%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         U.S. LARGE CAP VALUE                         U.S. LARGE CAP VALUE
                                                               TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                            24,789,891                    17,820,303                             0
Units issued                                           9,105,948                    11,820,012                     4,283,570
Units redeemed                                        (7,792,945)                   (4,850,424)                     (212,408)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  26,102,894                    24,789,891                     4,071,162
                                       =======================================================      ========================

Unit value                             $   8.442592 TO $9.140645     $ 11.489880 to $12.390130      $  9.419481 TO $9.981983

Net assets, end of period              $             235,934,105     $             304,710,768      $             39,931,672

Investment income ratio*                                    0.31%                         0.34%                         0.01%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (26.60%) TO (25.52%)            (8.08%) to (2.99%)          (24.64%) TO (20.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        MID CAP STOCK TRUST A                        MID CAP STOCK TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                            10,524,971                     6,377,334                             0
Units issued                                           5,366,072                     6,783,695                     1,914,105
Units redeemed                                        (4,406,272)                   (2,636,058)                      (99,209)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  11,484,771                    10,524,971                     1,814,896
                                       =======================================================      ========================

Unit value                             $   7.849726 TO $9.510684     $ 10.305876 to $12.492798      $ 9.595389 TO $10.181352

Net assets, end of period              $              92,119,372     $             109,651,843      $             18,160,532

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (24.02%) TO (22.91%)           (14.99%) to (0.06%)          (23.24%) TO (18.55%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      TACTICAL ALLOCATION TRUST                    TACTICAL ALLOCATION TRUST
                                                                  A                                            B
                                       -------------------------------------------------------     -------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------     -------------------------
Units, beginning of period                             6,662,814                     3,156,953                             0
Units issued                                           2,452,984                     5,959,643                       537,476
Units redeemed                                        (2,457,779)                   (2,453,782)                      (24,350)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   6,658,019                     6,662,814                       513,126
                                       =======================================================      ========================

Unit value                             $   7.702576 TO $8.847644     $ 10.197351 to $11.719158      $ 9.575126 TO $10.220929

Net assets, end of period              $              51,969,623     $              68,409,194      $              5,167,433

Investment income ratio*                                    0.00%                         0.11%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (24.65%) TO (23.55%)           (17.43%) to (6.25%)          (23.40%) TO (18.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        DYNAMIC GROWTH TRUST A                       DYNAMIC GROWTH TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                            18,901,811                    13,662,750                             0
Units issued                                           9,383,010                    13,245,995                       541,480
Units redeemed                                       (12,675,995)                   (8,006,934)                     (127,013)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  15,608,826                    18,901,811                       414,467
                                       =======================================================      ========================

Unit value                             $   3.269019 TO $7.578932     $  4.639280 to $10.761173      $ 9.578097 TO $10.187105

Net assets, end of period              $              53,527,836     $              90,279,435      $              4,136,538

Investment income ratio*                                    0.00%                         0.18%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (29.71%) TO (28.68%)          (49.84%) to (13.91%)          (23.38%) TO (18.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        INTERNET TECHNOLOGIES                         INTERNET TECHNOLOGIES
                                                               TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             9,605,039                     7,195,652                             0
Units issued                                           5,104,711                     5,780,710                       335,967
Units redeemed                                        (5,947,368)                   (3,371,323)                      (62,784)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   8,762,382                     9,605,039                       273,183
                                       =======================================================      ========================

Unit value                             $   2.277340 TO $6.467649     $  3.687062 to $10.476489      $ 7.710225 TO $11.453604

Net assets, end of period              $              20,705,642     $              36,179,543      $              2,540,324

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (38.39%) TO (37.49%)          (53.87%) to (16.19%)           (38.32%) TO (8.37%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      INTERNATIONAL INDEX TRUST                    INTERNATIONAL INDEX TRUST
                                                                  A                                            B
                                       -------------------------------------------------------     -------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------     -------------------------
Units, beginning of period                             1,453,181                       716,237                             0
Units issued                                           4,313,408                     2,944,892                     1,829,965
Units redeemed                                        (3,835,226)                   (2,207,948)                   (1,319,775)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   1,931,363                     1,453,181                       510,190
                                       =======================================================      ========================

Unit value                             $   6.933612 TO $9.310304     $  8.508168 to $11.430305      $10.128769 TO $10.614836

Net assets, end of period              $              14,018,579     $              12,647,801      $              5,222,713

Investment income ratio*                                    1.34%                         1.48%                         2.90%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (18.71%) TO (17.52%)           (23.76%) to (8.56%)          (18.97%) TO (15.08%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      TOTAL STOCK MARKET INDEX                      TOTAL STOCK MARKET INDEX
                                                              TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             2,570,261                     1,122,107                             0
Units issued                                           1,710,108                     2,025,166                       642,480
Units redeemed                                        (1,175,652)                     (577,012)                      (61,186)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   3,104,717                     2,570,261                       581,294
                                       =======================================================      ========================

Unit value                             $   7.503914 TO $9.166981     $  9.692272 to $11.846265      $ 9.804582 TO $10.288626

Net assets, end of period              $              23,957,518     $              25,221,354      $              5,875,456

Investment income ratio*                                    0.93%                         1.12%                         2.43%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (22.77%) TO (21.64%)           (15.96%) to (5.23%)          (21.56%) TO (17.69%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      500 INDEX PORTFOLIO TRUST                    500 INDEX PORTFOLIO TRUST
                                                                 A                                            B
                                       -------------------------------------------------------     -------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------     -------------------------
Units, beginning of period                            15,691,810                     5,632,076                             0
Units issued                                          12,114,968                    13,508,548                     4,454,135
Units redeemed                                        (8,306,383)                   (3,448,814)                     (860,620)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  19,500,395                    15,691,810                     3,593,515
                                       =======================================================      ========================

Unit value                             $   7.344179 TO $8.967490     $  9.637624 to $11.773758      $9.652858 TO $ 10.294172

Net assets, end of period              $             147,402,795     $             153,940,008      $             36,399,639

Investment income ratio*                                    0.00%                         1.09%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (23.99%) TO (22.88%)           (16.55%) to (5.81%)          (22.78%) TO (17.65%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        MID CAP INDEX TRUST A                         MID CAP INDEX TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             2,946,366                     1,030,569                             0
Units issued                                           4,518,532                     3,509,583                     1,306,932
Units redeemed                                        (2,779,373)                   (1,593,786)                      (99,265)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   4,685,525                     2,946,366                     1,207,667
                                       =======================================================      ========================

Unit value                             $  9.900179 TO $11.032915     $ 11.881892 to $12.858949      $ 9.980766 TO $10.446948

Net assets, end of period              $              49,682,577     $              37,531,220      $             12,159,284

Investment income ratio*                                    0.48%                         0.88%                         1.16%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (16.76%) TO (15.54%)            (4.94%) to (1.46%)          (20.15%) TO (16.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SMALL CAP INDEX TRUST A                      SMALL CAP INDEX TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             2,180,584                       484,101                             0
Units issued                                           3,042,320                     3,221,674                     1,043,986
Units redeemed                                        (2,018,265)                   (1,525,191)                      (78,128)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   3,204,639                     2,180,584                       965,858
                                       =======================================================      ========================

Unit value                             $  8.926733 TO $12.500000     $ 11.557294 to $12.432687      $  9.475320 TO $9.810708

Net assets, end of period              $              29,030,279     $              25,404,652      $              9,220,840

Investment income ratio*                                    0.78%                         2.50%                         2.03%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (22.95%) TO (21.83%)             (4.89%) to 0.08%           (24.20%) TO (21.51%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        CAPITAL APPRECIATION                          CAPITAL APPRECIATION
                                                              TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             3,007,088                        78,393                             0
Units issued                                           3,440,920                     4,487,092                     1,491,217
Units redeemed                                        (1,131,022)                   (1,558,397)                      (96,532)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   5,316,986                     3,007,088                     1,394,685
                                       =======================================================      ========================

Unit value                             $   5.978615 TO $8.095466     $  8.769024 to $11.867934      $  8.742892 TO $9.623666

Net assets, end of period              $              33,398,913     $              27,008,052      $             13,117,154

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (31.92%) TO (30.93%)           (24.64%) to (5.06%)          (30.06%) TO (23.01%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         TELECOMMUNICATIONS                            TELECOMMUNICATIONS
                                                              TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             1,016,457                             0                             0
Units issued                                           1,390,985                     1,429,950                       253,191
Units redeemed                                        (1,065,213)                     (413,493)                      (24,008)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   1,342,229                     1,016,457                       229,183
                                       =======================================================      ========================

Unit value                             $   4.026511 TO $5.341391     $  7.834309 to $10.382237      $ 6.822616 TO $10.019771

Net assets, end of period              $               5,517,555     $               8,023,806      $              2,191,387

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (48.66%) TO (47.90%)          (37.33%) to (16.94%)          (45.42%) TO (19.84%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       HEALTH SCIENCES TRUST A                      HEALTH SCIENCES TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             3,324,618                             0                             0
Units issued                                           4,043,663                     4,275,340                     1,557,193
Units redeemed                                        (2,251,053)                     (950,722)                      (79,229)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   5,117,228                     3,324,618                     1,477,964
                                       =======================================================      ========================

Unit value                             $   9.409123 TO $9.777931     $ 13.180193 to $13.499140      $ 9.534743 TO $10.700725

Net assets, end of period              $              49,049,222     $              44,538,109      $             15,331,070

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (28.61%) TO (27.57%)               5.44% to 7.99%           (23.72%) TO (14.39%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       MID CAP GROWTH TRUST A                        MID CAP GROWTH TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             2,316,812                             0                             0
Units issued                                           3,952,027                     2,944,207                       932,818
Units redeemed                                        (2,633,447)                     (627,395)                      (84,747)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   3,635,392                     2,316,812                       848,071
                                       =======================================================      ========================

Unit value                             $   7.073363 TO $7.741651     $ 10.343827 to $11.309753      $  8.634016 TO $9.756926

Net assets, end of period              $              26,092,011     $              24,072,717      $              8,059,813

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (31.69%) TO (30.69%)           (17.25%) to (9.52%)          (30.93%) TO (21.94%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        MID CAP OPPORTUNITIES                         MID CAP OPPORTUNITIES
                                                              TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             1,238,287                             0                             0
Units issued                                           1,632,789                     1,552,350                       528,241
Units redeemed                                          (947,158)                     (314,063)                      (23,548)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   1,923,918                     1,238,287                       504,693
                                       =======================================================      ========================

Unit value                             $   7.170404 TO $8.001037     $ 10.462406 to $11.662694      $  8.907082 TO $9.483077

Net assets, end of period              $              13,986,025     $              13,018,527      $              4,695,682

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (31.53%) TO (30.53%)           (16.30%) to (6.70%)          (28.74%) TO (24.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      FINANCIAL SERVICES TRUST                      FINANCIAL SERVICES TRUST
                                                                 A                                             B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             1,848,318                             0                             0
Units issued                                           2,940,962                     2,591,755                     1,193,705
Units redeemed                                        (1,419,499)                     (743,437)                      (51,604)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   3,369,781                     1,848,318                     1,142,101
                                       =======================================================      ========================

Unit value                             $   9.269250 TO $9.538791     $ 11.493242 to $11.815615      $10.218222 TO $10.347728

Net assets, end of period              $              31,448,879     $              21,300,332      $             11,720,517

Investment income ratio*                                    0.00%                         0.05%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (19.43%) TO (18.25%)            (8.05%) to (5.48%)          (18.25%) TO (17.22%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        QUANTITATIVE MID CAP                          QUANTITATIVE MID CAP
                                                              TRUST A                                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                               427,784                             0                             0
Units issued                                             803,847                       518,788                       224,084
Units redeemed                                          (346,741)                      (91,004)                      (12,277)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                     884,890                       427,784                       211,807
                                       =======================================================      ========================

Unit value                             $   7.655635 TO $8.408113     $ 10.077137 to $11.056543      $  9.700786 TO $9.941092

Net assets, end of period              $               6,865,094     $               4,331,032      $              2,085,920

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (24.11%) TO (23.00%)          (19.38%) to (11.55%)          (22.39%) TO (20.47%)

     The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      STRATEGIC GROWTH TRUST A                      STRATEGIC GROWTH TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             4,091,308                             0                             0
Units issued                                           3,934,189                     4,703,515                     1,344,714
Units redeemed                                        (1,810,654)                     (612,207)                      (77,620)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   6,214,843                     4,091,308                     1,267,094
                                       =======================================================      ========================

Unit value                             $   7.694426 TO $8.341450     $ 10.887341 to $11.791031      $ 9.270921 TO $10.448321

Net assets, end of period              $              48,489,729     $              44,775,968      $             12,855,216

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (29.40%) TO (28.36%)           (12.90%) to (5.67%)          (25.83%) TO (16.41%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        ALL CAP VALUE TRUST A                        ALL CAP VALUE TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             1,490,795                             0                             0
Units issued                                           3,185,746                     2,033,229                       787,764
Units redeemed                                        (1,710,677)                     (542,434)                      (93,707)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   2,965,864                     1,490,795                       694,057
                                       =======================================================      ========================

Unit value                             $   8.831587 TO $9.033519     $ 12.460579 to $12.553231      $  8.867339 TO $9.733648

Net assets, end of period              $              26,319,806     $              18,612,296      $              6,606,814

Investment income ratio*                                    0.00%                         0.04%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (29.19%) TO (28.16%)             (0.32%) to 0.43%           (29.06%) TO (22.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        CAPITAL OPPORTUNITIES                        CAPITAL OPPORTUNITIES
                                                               TRUST A                                      TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             2,681,025                             0                             0
Units issued                                           2,279,701                     2,850,412                       590,864
Units redeemed                                        (1,263,805)                     (169,387)                      (26,558)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   3,696,921                     2,681,025                       564,306
                                       =======================================================      ========================

Unit value                             $   7.558594 TO $8.279854     $ 10.571147 to $11.568273      $  9.325864 TO $9.884967

Net assets, end of period              $              28,348,130     $              28,455,090      $              5,487,662

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (28.57%) TO (27.52%)           (15.43%) to (7.45%)          (25.39%) TO (20.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          UTILITIES TRUST A                            UTILITIES TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             1,662,099                             0                             0
Units issued                                           1,737,008                     1,846,094                       642,772
Units redeemed                                          (993,622)                     (183,995)                      (39,926)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                   2,405,485                     1,662,099                       602,846
                                       =======================================================      ========================

Unit value                             $   6.934069 TO $7.977953     $  9.234447 to $10.614010      $10.012642 TO $10.952499

Net assets, end of period              $              16,927,283     $              15,443,876      $              6,414,433

Investment income ratio*                                    0.01%                         0.94%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                1.40% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (24.99%) TO (23.89%)          (26.12%) to (15.09%)          (19.90%) TO (12.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        MID CAP VALUE TRUST A                        MID CAP VALUE TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             5,472,993                             0                             0
Units issued                                          12,133,178                     6,029,159                     5,296,863
Units redeemed                                        (4,193,250)                     (556,166)                     (270,296)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  13,412,921                     5,472,993                     5,026,567
                                       =======================================================      ========================

Unit value                             $ 11.417401 TO $11.678238     $ 12.932106 to $13.049955      $10.819828 TO $11.425215

Net assets, end of period              $             153,879,533     $              70,920,450      $             54,988,401

Investment income ratio*                                    0.00%                         0.49%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (11.80%) TO (10.51%)               3.46% to 4.40%            (13.44%) TO (8.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       FUNDAMENTAL VALUE TRUST                       FUNDAMENTAL VALUE TRUST
                                                                 A                                             B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2001                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                             7,753,409                             0                             0
Units issued                                           8,580,308                     8,181,898                     4,200,434
Units redeemed                                        (2,818,843)                     (428,489)                     (141,470)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                  13,514,874                     7,753,409                     4,058,964
                                       =======================================================      ========================

Unit value                             $   9.537531 TO $9.945065     $ 11.588922 to $12.072032      $10.536441 TO $10.634130

Net assets, end of period              $             130,027,860     $              90,187,236      $             42,897,307

Investment income ratio*                                    0.10%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 0.45% TO 1.90%                0.45% to 1.90%                0.45% TO 1.90%

Total return, lowest to highest***            (17.78%) TO (16.58%)            (7.29%) to (3.42%)          (15.71%) TO (14.93%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                         SCUDDER 21ST CENTURY          SCUDDER CAPITAL GROWTH       SCUDDER GLOBAL DISCOVERY
                                            GROWTH TRUST B                    TRUST B                       TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              11,768                        33,649                        10,008
Units redeemed                                               (46)                          (12)                          (16)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      11,722                        33,637                         9,992
                                       =========================     =========================      ========================

Unit value                             $ 13.651655 TO $13.667541     $ 13.656079 TO $13.671980      $14.314791 TO $14.331432

Net assets, end of period              $                 160,185     $                 459,792      $                143,147

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 9.21% TO 9.34%                9.25% TO 9.38%              14.52% TO 14.65%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           SCUDDER GROWTH &           SCUDDER HEALTH SCIENCES        SCUDDER INTERNATIONAL
                                            INCOME TRUST B                    TRUST B                       TRUST B
                                       -------------------------------------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------------------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              21,020                        24,546                        43,594
Units redeemed                                                 0                           (29)                       (2,396)
                                       -------------------------------------------------------      ------------------------

Units, end of period                                      21,020                        24,517                        41,198
                                       =======================================================      ========================

Unit value                             $ 13.658976 TO $13.674880     $ 13.016994 TO $13.032160      $13.326481 TO $13.341991

Net assets, end of period              $                 287,330     $                 319,405      $                549,487

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 9.27% TO 9.40%                4.14% TO 4.26%                6.61% TO 6.74%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          SCUDDER AGGRESSIVE          SCUDDER BLUE CHIP TRUST       SCUDDER CONTARIAN VALUE
                                            GROWTH TRUST B                       B                          TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                               5,545                        28,345                        35,973
Units redeemed                                                (7)                            0                           (11)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                       5,538                        28,345                        35,962
                                       =========================     =========================      ========================

Unit value                             $ 14.717109 TO $14.734222     $ 13.467503 TO $13.483188      $13.989593 TO $14.005872

Net assets, end of period              $                  81,574     $                 382,093      $                503,424

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***               17.74% TO 17.87%                7.74% TO 7.87%              11.92% TO 12.05%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          SCUDDER GLOBAL BLUE           SCUDDER GOVERNMENT               SCUDDER GROWTH
                                             CHIP TRUST B               SECURITIES TRUST B                  TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              14,544                       216,284                         9,507
Units redeemed                                               (25)                       (2,339)                           (6)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      14,519                       213,945                         9,501
                                       =========================     =========================      ========================

Unit value                             $ 13.610021 TO $13.625858     $ 12.602109 TO $12.616785      $13.659883 TO $13.675788

Net assets, end of period              $                 197,818     $               2,698,159      $                129,834

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 8.88% TO 9.01%                0.82% TO 0.93%                9.28% TO 9.41%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          SCUDDER HIGH INCOME          SCUDDER INTERNATIONAL           SCUDDER INVESTMENT
                                                TRUST B                SELECT EQUITY TRUST B           GRADE BOND TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              75,768                        23,833                       121,410
Units redeemed                                            (2,572)                          (63)                         (855)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      73,196                        23,770                       120,555
                                       =========================     =========================      ========================

Unit value                             $ 13.270938 TO $13.286385     $ 13.535953 TO $13.551701      $12.645718 TO $12.660448

Net assets, end of period              $                 972,071     $                 322,043      $              1,525,858

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 6.17% TO 6.29%                8.29% TO 8.41%                1.17% TO 1.28%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          SCUDDER MONEY MARKET           SCUDDER SMALL CAP             SCUDDER TECHNOLOGY
                                                TRUST B                   GROWTH TRUST B                 GROWTH TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                             266,585                        31,537                        19,614
Units redeemed                                           (51,861)                           (2)                          (10)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                     214,724                        31,535                        19,604
                                       =========================     =========================      ========================

Unit value                             $ 12.479151 TO $12.493692     $ 14.232268 TO $14.248827      $15.706222 TO $15.724471

Net assets, end of period              $               2,681,631     $                 449,216      $                308,157

Investment income ratio*                                    0.19%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***              (0.17%) TO (0.05%)             13.86% TO 13.99%              25.65% TO 25.80%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                         SCUDDER TOTAL RETURN          SCUDDER DAVIS VENTURE             SCUDDER DREMAN
                                                TRUST B                   VALUE TRUST B            FINANCIAL SERVICES TRUST B
                                       -------------------------     -------------------------     --------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------     --------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              60,831                        48,110                        26,567
Units redeemed                                                (9)                         (111)                           (6)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      60,822                        47,999                        26,561
                                       =========================     =========================      ========================

Unit value                             $ 13.172728 TO $13.188068     $ 14.086566 TO $14.102955      $14.593659 TO $14.610637

Net assets, end of period              $                 801,710     $                 676,768      $                387,948

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 5.38% TO 5.50%              12.69% TO 12.82%              16.75% TO 16.89%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          SCUDDER DREMAN HIGH          SCUDDER DREMAN SMALL          SCUDDER EAGLE FOCUSED
                                          RETURN EQUITY TRUST             CAP VALUE TRUST            LARGE CAP GROWTH TRUST
                                                   B                             B                              B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                             150,953                        84,179                        32,647
Units redeemed                                              (793)                         (144)                          (80)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                     150,160                        84,035                        32,567
                                       =========================     =========================      ========================

Unit value                             $ 14.557921 TO $14.574840     $ 13.639007 TO $13.654885      $13.669256 TO $13.685173

Net assets, end of period              $               2,187,952     $               1,147,151      $                445,580

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***               16.46% TO 16.60%                9.11% TO 9.24%                9.35% TO 9.48%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                         SCUDDER FOCUS VALUE &           SCUDDER INDEX 500          SCUDDER INVESCO DYNAMIC
                                            GROWTH TRUST B                    TRUST B                    GROWTH TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              26,750                        84,389                         6,565
Units redeemed                                              (111)                       (1,922)                           (1)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      26,639                        82,467                         6,564
                                       =========================     =========================      ========================

Unit value                             $ 14.132584 TO $14.149028     $ 13.995178 TO $14.011463      $14.388700 TO $14.405433

Net assets, end of period              $                 376,746     $               1,154,883      $                 94,543

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***               13.06% TO 13.19%              11.96% TO 12.09%              15.11% TO 15.24%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                        SCUDDER JANUS GROWTH &         SCUDDER JANUS GROWTH          SCUDDER MFS STRATEGIC
                                            INCOME TRUST B             OPPORTUNITIES TRUST B             VALUE TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              28,010                        12,420                        23,469
Units redeemed                                               (45)                            0                            (9)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      27,965                        12,420                        23,460
                                       =========================     =========================      ========================

Unit value                             $ 13.524537 TO $13.540286     $ 13.841733 TO $13.857843      $14.480405 TO $14.497241

Net assets, end of period              $                 378,535     $                 172,031      $                340,021

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 8.20% TO 8.32%              10.73% TO 10.86%              15.84% TO 15.98%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                         SCUDDER OAK STRATEGIC         SCUDDER TURNER MID CAP        ALGER AMERICAN BALANCED
                                            EQUITY TRUST B                 GROWTH TRUST B                   TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              23,037                        42,331                        37,865
Units redeemed                                               (90)                       (1,130)                          (13)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      22,947                        41,201                        37,852
                                       =========================     =========================      ========================

Unit value                             $ 15.321982 TO $15.339790     $ 13.965366 TO $13.981623      $12.790498 TO $12.805399

Net assets, end of period              $                 351,881     $                 575,949      $                484,514

Investment income ratio*                                    0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***               22.58% TO 22.72%              11.72% TO 11.85%                2.32% TO 2.44%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            ALGER AMERICAN             CREDIT SUISSE EMERGING      CREDIT SUISSE GLOBAL POST
                                        LEVERAGED ALL CAP TRUST            MARKETS TRUST             VENTURE CAPITAL TRUST
                                                   B                             B                             B
                                       -------------------------     -------------------------     -------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------     -------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                              19,679                         6,767                         2,102
Units redeemed                                                 0                           (27)                          (29)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                      19,679                         6,740                         2,073
                                       =========================     =========================      ========================

Unit value                             $ 12.620485 TO $12.635201     $ 13.330249 TO $13.345774      $13.545468 TO $13.561223

Net assets, end of period              $                 248,601     $                  89,915      $                 28,096

Investment income ratio*                                    0.00%                         0.33%                         0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***                 0.96% TO 1.08%                6.64% TO 6.77%                8.36% TO 8.49%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           DREYFUS SOCIALLY             DREYFUS VIF MIDCAP                INVESCO VIF
                                        RESPONSIBLE FUND TRUST B           STOCK TRUST B               UTILITIES TRUST B
                                       -------------------------     -------------------------      ------------------------
                                                 2002                          2002                           2002
                                       -------------------------     -------------------------      ------------------------
Units, beginning of period                                     0                             0                             0
Units issued                                               6,758                        52,195                         8,326
Units redeemed                                                 0                           (14)                          (61)
                                       -------------------------     -------------------------      ------------------------

Units, end of period                                       6,758                        52,181                         8,265
                                       =========================     =========================      ========================

Unit value                             $ 13.753582 TO $13.769592     $ 13.830261 TO $13.846357      $13.741494 TO $13.757466

Net assets, end of period              $                  93,034     $                 722,337      $                113,677

Investment income ratio*                                    0.04%                         0.52%                         1.66%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% TO 1.90%                1.40% TO 1.90%

Total return, lowest to highest***               10.03% TO 10.16%              10.64% TO 10.77%               9.93% TO 10.06%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         BASIC VALUE FOCUS TRUST A
                                       -------------------------------------------------------
                                                 2002                          2001
                                       -------------------------------------------------------
Units, beginning of period                             2,399,210                     1,796,604
Units issued                                             210,089                       876,414
Units redeemed                                          (426,628)                     (273,808)
                                       -------------------------------------------------------

Units, end of period                                   2,182,671                     2,399,210
                                       =======================================================

Unit value                             $  9.813837 TO $18.702483     $ 12.170082 to $23.100090

Net assets, end of period              $              33,520,594     $              46,017,149

Investment income ratio*                                    0.82%                         0.94%

Expense ratio, lowest to highest**                 1.40% TO 1.90%                1.40% to 1.80%

Total return, lowest to highest***            (19.44%) TO (19.04%)             (2.64%) to 2.60%

                                                     SPECIAL VALUE FOCUS TRUST A
                                       --------------------------------------------------------
                                                 2002                           2001
                                       --------------------------------------------------------
Units, beginning of period                              931,674                         395,994
Units issued                                            128,495                         704,306
Units redeemed                                         (296,410)                       (168,626)
                                       --------------------------------------------------------

Units, end of period                                    763,759                         931,674
                                       ========================================================

Unit value                             $ 9.907923 TO $36.537044      $  13.273185 to $48.661734

Net assets, end of period              $             16,174,763      $               25,709,074

Investment income ratio*                                   0.37%                           0.20%

Expense ratio, lowest to highest**                1.40% TO 1.90%                  1.40% to 1.80%

Total return, lowest to highest***           (25.29%) TO (24.92%)                6.19% to 27.86%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               DEVELOPING CAPITAL MARKETS FOCUS TRUST A
                                       --------------------------------------------------------
                                                 2002                           2001
                                       --------------------------------------------------------
Units, beginning of period                              211,987                         265,102
Units issued                                             29,560                          38,711
Units redeemed                                          (42,220)                        (91,826)
                                       --------------------------------------------------------

Units, end of period                                    199,327                         211,987
                                       ========================================================

Unit value                             $ 6.462827 TO $11.490081      $   7.305149 to $11.316501

Net assets, end of period              $              1,371,757                       1,672,277

Investment income ratio*                                   0.23%                           0.74%

Expense ratio, lowest to highest**                1.40% TO 1.90%                  1.40% to 1.80%

Total return, lowest to highest***           (11.97%) TO (11.53%)              (9.63%) to (0.11)%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                              Separate Account A)

                    Notes to Financial Statements (continued)


6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying fund are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

                  Old Name                                                            New Name
NASL Variable Account                                        The Manufacturers Life Insurance Company of North America
                                                             Separate Account A
North American Security Life Insurance Company               The Manufacturers Life Insurance Company of North America

The following name changes took place November 1, 1997:

      Old Name                                                              New Name
NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

         Old Name                                                    New Name
Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002:

         The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

(a)      Financial Statements

         (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). FILED HEREWITH

         (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). FILED HEREWITH

(b)      Exhibits

(1)      (i)      Resolution of the Board of Directors of North American
                  Security Life Insurance Company (U.S.A.) establishing The
                  Manufacturers Life Insurance Company Separate Account H -
                  Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number
                  333-71072, filed January 2, 2002 (the "Pre-Effective
                  Amendment")

(2)      Agreements for custody of securities and similar investments - Not
         Applicable.

(3)      (i)      Form of Underwriting Agreement between North American
                  Security Life Insurance Company (Depositor) and NASL Financial
                  Services, Inc. (Underwriter)-- Incorporated by reference to
                  Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed
                  March 1, 1999.

         (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iii) Form of Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv)     Form of broker-dealer Agreement - Previously filed as Exhibit
                  (3)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

(4)      (i)      Form of Specimen Flexible Purchase Payment Individual
                  Deferred Variable Annuity Contract, Non-Participating -
                  Incorporated by reference to Exhibit (b)(4)(i) to registration statement on Form N-4 (File No. 333-24657), filed April 7,
                  1997.

         (ii) Form of Specimen Endorsement to Contract: Fixed Account Endorsement--Incorporated by reference to Exhibit (b) (4) (ii) to registration statement on Form N-4 (File No. 333-24657) filed February 26, 1998

         (iii) Form of Death Benefit Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(A)(2) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv) Form of Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.

         (v) Form of Guaranteed Income Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(v) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

         (vi) Form of Enhanced Death Benefit Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(vi) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

(5)      (i)      Form of Specimen Application for Flexible Purchase Payment
                  Individual Deferred Combination Fixed and Variable Annuity
                  Contract, Non-Participating -- Incorporated by reference to
                  Exhibit (b)(5)(i) to post effective amendment 5 to file number
                  333-24657, filed February 28, 2000.

         (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6)      (i)      Restated Articles of Redomestication of The Manufacturers
                  Life Insurance Company (U.S.A.) - Incorporated by reference to
                  Exhibit A(6) to the registration statement on Form S-6 filed
                  July 20, 2000 (File No. 333-41814).

         (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(7)      (i)      Form of Variable Annuity Reinsurance Agreement Contract
                  between North American Security Life Insurance Company and
                  Connecticut General Life Insurance Company, effective July 1,
                  1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

         (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

         (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998
                  - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

         (iv) Form of Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

         (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                           i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           iii. Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to
                  Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (viii) Form of Automatic Reinsurance Agreement (Agreement 2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           (i) Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

         (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

         (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit
                  (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

         (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of America - Previously filed as Exhibit (8)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

(10)     Written consent of Ernst & Young LLP, independent auditors - FILED
         HEREWITH

(11)     All financial statements omitted from Item 23, Financial
         Statements--Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13)     Schedules of computation,-- Incorporated by reference to Exhibit
         (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)     Financial Data Schedule - Not Applicable.

(15).    Powers of Attorney

                  (i)      (Robert A. Cook, John DesPrez III, Geoffrey Guy,
                              James O'Malley, Joseph J. Pietroski, Rex
                              Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

                  (ii)     Powers of Attorney (John Ostler) - Previously filed
                              as Exhibit (15)(ii) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

                  (iii)    Powers of Attorney (Jim Boyle, John Lyon) -
                              Previously filed as Exhibit (15)(iii) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

                  (iv)     Power of Attorney (Steven Mannik) - Previously filed
                              as Exhibit (15) (iv) to post-effective amendment no. 2 to this registration statement on April 29, 2002

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

John D. DesPrez III**                       Director and Chairman of the Board of Directors, President
James Boyle***                              Director
Robert A. Cook**                            Senior Vice President, U.S. Insurance; Director
Peter Copestake*                            Vice President, Finance

James D. Gallagher**                        Vice President, Secretary and General Counsel
Donald Guloien*                             Executive Vice President and Chief Financial Officer
Geoffrey Guy*                               Director
John Lyon*                                  Vice President and Chief Financial Officer, Investments; Director
James O'Malley*                             Senior Vice President, U.S. Group Pension; Director
Rex Schlaybaugh, Jr.*                       Director
John Ostler*                                Vice President and Chief Financial Officer
Warren Thomson*                             Senior Vice President, Investments
Denis Turner*                               Vice President and Treasurer
Steven Mannik*                              Director

*Principal business address is Manulife Financial, 200 Bloor Street, Toronto, Ontario Canada M4W 1E5.

**Principal business address is Manulife Financial, 73 Tremont Street, Boston, MA 02116.

***Principal business address is Manulife Financial, 500 Boylston Street, Boston, MA 02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2002

                                                                     LEGAL      % OF      JURISDICTION OF
AFFILIATE                                                              ID       EQUITY     INCORPORATION
---------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL CORPORATION                                          2        100            CANADA
 The Manufacturers Life Insurance Company                               1        100            Canada
  Manulife Bank of Canada                                              58        100            Canada
  Manulife Financial Services Inc.                                    190        100            Canada
  Manulife Securities International Ltd.                               79        100            Canada
  Enterprise Capital Management Inc.                                              20            Ontario
  Cantay Holdings Inc.                                                 51        100            Ontario
  FNA Financial Inc.                                                  115        100            Canada
   Elliot & Page Limited                                              116        100            Ontario
  NAL Resources Limited                                               117        100            Alberta
  3550435 Canada Inc.                                                 107        100            Canada
   MFC Insurance Company Limited                                      106        100            Canada
   CMG Life Insurance Company, Inc.                                   104        100            Philippines
    CMG Plans, Inc.                                                   155        100            Philippines
  Manulife Canada Ltd.                                                157        100            Canada
  1293319 Ontario Inc.                                                170        100            Ontario
  Manulife International Capital Corporation Limited                  135        100            Ontario
   Golf Town Canada Inc.                                              145         43.44         Canada
   Regional Power Inc.                                                136         80            Ontario
                    ADDALAM POWER CORPORATION (1)                                 50            Philippines
   VFC Inc.                                                                       27.43         Canada
   Luxell Technologies Inc.                                                       10.24         Ontario
   Avotus Corp.                                                                   10.45         Canada
  Canaccord Holdings Ltd.                                                         12.82    British Columbia

                                                                      LEGAL      % OF     JURISDICTION OF
AFFILIATE                                                              ID       EQUITY     INCORPORATION
---------------------------------------------------------------------------------------------------------
  3426505 Canada Inc.                                                  161        100            Canada
  First North American Insurance Company                               111        100            Canada
  NAL Resources Management Limited                                     120        100            Canada
  Seamark Asset Management Ltd.                                        118         35.01         Canada
  Resolute Energy Inc.                                                             11.74         Alberta
  Micro Optics Design Corporation                                                  17.69         Nevada
  Innova LifeSciences Corporation                                                  14.03         Ontario
  PK Liquidating Company I, LLC                                                    18.66         Delaware
  2015401 Ontario Inc.                                                            100            Ontario
  2015500 Ontario Inc.                                                            100            Ontario
  PK Liquidating Company II, LLC                                                   18            Delaware
  Cavalier Cable, Inc. (2)                                                           78            Delaware
  The Manufacturers Investment Corporation                              87        100            Michigan
   Manulife Reinsurance Limited                                         67        100            Bermuda
   The Manufacturers Life Insurance Company (U.S.A.)                    19        100            Michigan
    Ironside Venture Partners II LLC                                   197        100            Delaware
    ESLS Investment Limited, LLC                                       167         25            Ohio
    The Manufacturers Life Insurance Company of America                 17        100            Michigan
    Manulife Financial Securities LLC                                    5        100            Delaware
    ManuLife Service Corporation                                         7        100            Colorado
    Aegis Analytic Corporation                                                     15.41         Delaware
    Manulife Property Management of Washington, D.C., Inc.                        100            Wash., D.C.
    Ennal, Inc.                                                        124        100            Ohio
    Dover Leasing Investments, LLC                                     139         99            Delaware
    Manufacturers Securities Services, LLC                              97         60 (3)        Delaware
    The Manufacturers Life Insurance Company of New York                94        100            New York
    Ironside Venture Partners I LLC                                    196        100            Delaware
      NewRiver Investor Communications Inc.                                        11.97         Delaware
      MCC Asset Management, Inc.                                       186        100            Delaware
    MFC Global Investment Management (U.S.A.) Limited                    6        100            Colorado
    Manulife Leasing Co., LLC                                                      80            Delaware
    Flex Holding, LLC                                                              27.7          Delaware
      Flex Leasing I, LLC                                                          99.99         Delaware
    Flex Leasing II, LLC                                                           19.6          Delaware
    Polymerix Corporation                                                          18.7          Delaware
    TissueInformatics Inc.                                                         14.71         Delaware
  MFC Global Fund Management (Europe) Limited                           64        100            U.K.
    MFC Global Investment Management (Europe) Limited                             100            U.K.
  WT (SW) Properties Ltd.                                               82        100            U.K.
  Manulife Europe Ruckversicherungs-Aktiengesellschaft                 138        100            Germany
  Manulife International Holdings Limited                              152        100            Bermuda
    Manulife Provident Funds Trust Company Limited                     163        100            Hong Kong
    Manulife Funds Direct (Barbados) Limited                            78        100            Barbados
      P.T. Manulife Aset Manajemen Indonesia                                       55            Indonesia
      Manulife Asset Management (Hong Kong) Limited                               100            Hong Kong
    Manulife (International) Limited                                    28        100            Bermuda
      The Manufacturers (Pacific Asia) Insurance Company Limited        61        100            Hong Kong

                                                                      LEGAL      % OF     JURISDICTION OF
AFFILIATE                                                               ID      EQUITY     INCORPORATION
---------------------------------------------------------------------------------------------------------
                   MANULIFE CONSULTANTS LIMITED                                   100          Hong Kong
                   MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                       100          Hong Kong
    Manulife Financial Management Limited                                         100          Hong Kong
    Manulife Financial Group Limited                                              100          Hong Kong
    Manulife Financial Investment Limited                                         100          Hong Kong
    Manulife-Sinochem Life Insurance Co. Ltd.                           43         51          China
  Manulife (Vietnam) Limited                                           188        100          Vietnam
  The Manufacturers Life Insurance Co. (Phils.), Inc.                  164        100          Philippines
    Manulife Financial Plans, Inc.                                     187        100          Philippines
  P.T. Asuransi Jiwa Manulife Indonesia                                 42         71          Indonesia
    P.T. Buanadaya Sarana Informatika                                             100          Indonesia
             P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                100          Indonesia
  Manulife (Singapore) Pte. Ltd.                                        14        100          Singapore
  Manulife Holdings (Bermuda) Limited                                  147        100          Bermuda
                     MANUFACTURERS LIFE REINSURANCE LIMITED             49        100          Barbados
    Manulife Management Services Ltd.                                  191        100          Barbados
    Manufacturers P&C Limited                                           36        100          Barbados
  Manulife European Holdings (Alberta) Limited                         146        100          Alberta
    Manulife Hungary Holdings KFT                                      149         99 (4)      Hungary
  MLI Resources Inc.                                                   193        100          Alberta
    Manulife Life Insurance Company                                    180         35 (5)      Japan
    Manulife Century Investments (Bermuda) Limited                     172        100          Bermuda
     Manulife Century Investments (Luxembourg) S.A.                    173        100          Luxembourg
      Manulife Century Investments (Netherlands) B.V.                  174        100          Netherlands
       Daihyaku Manulife Holdings (Bermuda) Limited                    175        100          Bermuda
       Manulife Century Holdings (Netherlands) B.V.                    195        100          Netherlands
        Kyoritsu Confirm Co., Ltd.                                     179         90.9 (6)    Japan
        Manulife Premium Collection Co., Ltd.                          178         57 (7)        Japan
  Manulife Holdings (Hong Kong) Limited                                 15        100          Hong Kong
  Manulife (Malaysia) SDN.BHD.                                          74        100          Malaysia
  Manulife Financial Systems (Hong Kong) Limited                        53        100          Hong Kong
  MF Leasing (Canada) Inc.                                             169        100          Ontario
  Manulife Data Services Inc.                                           81        100          Barbados

(1)      Inactive subsidiaries are noted in italics.

(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(4)      1% of Manulife Hungary Holdings KFT is owned by MLI Resources Inc.

(5) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

(6) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.

(7) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

Item 27. Number of Contract Owners.

As of FEBRUARY 28, 2003, there were 36,344 qualified contracts and 34,548 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article XII of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv)  a transaction from which the director derived an improper personal benefit;
     or

v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this
Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a.       Name of Investment Company                  Capacity In which acting
         --------------------------                  ------------------------
The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account A

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account H

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account I

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account L

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account M

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account N

The Manufacturers Life Insurance                     Principal Underwriter
Company of New York
Separate Account A

The Manufacturers Life Insurance                     Principal Underwriter
Company of New York
Separate Account B

b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities, LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities, LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

*Principal business office is 73 Tremont Street, Boston, MA 02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.       None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31. Management Services.

None.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 29th day of April, 2003.


THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)

By: /s/ John D. DesPrez III
    --------------------------------
     John D. DesPrez III
     President

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

By: /s/ John D. DesPrez III
    --------------------------------
     John D. DesPrez III
     President

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 29th day of April, 2003.


Signature                                                            Title
---------                                                            -----
/s/ John D. DesPrez III                                              Chairman and President
---------------------------                                          (Principal Executive Officer)
John D. DesPrez III

*__________________________                                          Executive Vice President and
John Ostler                                                          Chief Financial Officer

*__________________________                                          Director
James Boyle

*__________________________                                          Director
Robert A. Cook

*__________________________                                          Director
Geoffrey Guy

*__________________________                                          Director
John Lyon

*__________________________                                          Director
Steven Mannik

*__________________________                                          Director
James O'Malley

*__________________________                                          Director
Rex Schlaybaugh, Jr.

*/s/ James D. Gallagher
---------------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney

                                  EXHIBIT INDEX


Exhibit No.       Description
-----------       -----------
b(10)             Written consent of Ernst & Young LLP, independent auditors
